PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Asset-backed securities—10.8%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-R1, Class M4,
1 mo. USD Term SOFR +1.224%,
6.541%, due 03/25/35[1]	$166,328	$161,768
Amortizing Residential Collateral Trust,
Series 2004-1, Class A5,
1 mo. USD Term SOFR +1.114%,
6.431%, due 10/25/34[1]	78,852	77,281
Anchorage Capital CLO 28 Ltd.,
Series 2024-28A, Class A,
3 mo. USD Term SOFR +1.700%,
6.985%, due 04/20/37[1,2]	500,000	500,929
Apex Credit CLO Ltd.,
Series 2024-1A, Class A1,
3 mo. USD Term SOFR +1.800%,
7.122%, due 04/20/36[1,2]	500,000	500,846
Bear Stearns Asset-Backed Securities Trust,
Series 2004-2, Class M1,
1 mo. USD Term SOFR +1.314%,
6.631%, due 08/25/34[1]	1,395,182	1,389,364
Chase Funding Trust,
Series 2002-3, Class 2A1,
1 mo. USD Term SOFR +0.754%,
6.071%, due 08/25/32[1]	117,725	113,115
Series 2002-4, Class 2A1,
1 mo. USD Term SOFR +0.854%,
6.171%, due 10/25/32[1]	5,185	5,053
Countrywide Asset-Backed Certificates,
Series 2004-2, Class 3A4,
1 mo. USD Term SOFR +0.614%,
5.931%, due 07/25/34[1]	59,009	56,997
Countrywide Asset-Backed Certificates Trust,
Series 2004-4, Class M1,
1 mo. USD Term SOFR +0.834%,
6.151%, due 07/25/34[1]	24,832	24,782
Series 2004-6, Class M1,
1 mo. USD Term SOFR +1.014%,
6.331%, due 10/25/34[1]	57,613	56,196
Diameter Capital CLO 6 Ltd.,
Series 2024-6A, Class A1,
3 mo. USD Term SOFR +1.610%,
6.936%, due 04/15/37[1,2]	700,000	700,790

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Asset-backed securities—(continued)
Dryden Senior Loan Fund,
Series 2017-47A, Class A1R,
3 mo. USD Term SOFR +1.242%,
6.570%, due 04/15/28[1,2]	$614,816	$615,231
EMC Mortgage Loan Trust,
Series 2003-A, Class A2,
1 mo. USD Term SOFR +1.614%,
6.931%, due 08/25/40[1,2]	45,190	44,695
EquiFirst Loan Securitization Trust,
Series 2007-1, Class A1,
1 mo. USD Term SOFR +0.284%,
5.601%, due 04/25/37[1,2]	1,095,923	978,636
Gallatin CLO VIII Ltd.,
Series 2017-1A, Class A1R,
3 mo. USD Term SOFR +1.352%,
6.680%, due 07/15/31[1,2]	1,325,387	1,326,315
Generate CLO 3 Ltd.,
Series 3A, Class A2R,
3 mo. USD Term SOFR +1.830%,
7.155%, due 10/20/36[1,2]	700,000	706,775
KGS-Alpha SBA COOF Trust,
Series 2012-5, Class A,
0.973%, due 04/25/38[1,2,3,4]	5,302,363	108,921
KKR CLO 28 Ltd.,
Series 28A, Class AR,
3 mo. USD Term SOFR +1.440%,
6.757%, due 02/09/35[1,2]	500,000	500,372
KKR CLO Trust,
Series 39A, Class A,
3 mo. USD Term SOFR +1.452%,
6.780%, due 10/15/34[1,2]	250,000	250,038
Madison Park Funding XXIX Ltd.,
Series 2018-29A, Class AR,
3 mo. USD Term SOFR +1.180%,
6.507%, due 10/18/30[1,2]	2,349,684	2,349,261
Marathon CLO 14 Ltd.,
Series 2019-2A, Class A1AR,
3 mo. USD Term SOFR +1.380%,
6.705%, due 01/20/33[1,2]	400,000	399,991
Option One Mortgage Loan Trust,
Series 2007-4, Class 2A2,
1 mo. USD Term SOFR +0.294%,
5.611%, due 04/25/37[1]	45,799	25,484
Palmer Square CLO Ltd.,
Series 2022-1A, Class A,
3 mo. USD Term SOFR +1.320%,
6.645%, due 04/20/35[1,2]	150,000	150,414

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Asset-backed securities—(continued)
PRET LLC,
Series 2021-RN2, Class A1,
1.744%, due 07/25/51[1,2]	$3,365,323	$3,218,065
Series 2022-RN1, Class A1,
3.721%, due 07/25/51[1,2]	1,218,452	1,190,483
Renaissance Home Equity Loan Trust,
Series 2003-2, Class A,
1 mo. USD Term SOFR +0.994%,
3.882%, due 08/25/33[1]	103,339	92,908
Residential Asset Securities Corporation Trust,
Series 2005-KS11, Class M2,
1 mo. USD Term SOFR +0.744%,
6.061%, due 12/25/35[1]	28,618	28,474
Saxon Asset Securities Trust,
Series 2005-3, Class M3,
1 mo. USD Term SOFR +0.864%,
1.493%, due 11/25/35[1]	451,429	437,804
Soundview Home Loan Trust,
Series 2007-OPT1, Class 1A1,
1 mo. USD Term SOFR +0.314%,
5.631%, due 06/25/37[1]	537,220	359,005
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-EQ1A, Class A1,
1 mo. USD Term SOFR +0.384%,
5.701%, due 07/25/36[1,2]	19,108	18,965
Structured Asset Securities Corp. Trust,
Series 2005-AR1, Class M2,
1 mo. USD Term SOFR +0.804%,
6.121%, due 09/25/35[1]	800,124	744,172
Sycamore Tree CLO Ltd.,
Series 2023-2A, Class AR,
3 mo. USD Term SOFR +1.680%,
7.005%, due 01/20/37[1,2]	400,000	401,764
TCW CLO Ltd.,
Series 2024-1A, Class A1,
3 mo. USD Term SOFR +1.600%,
6.926%, due 01/16/37[1,2]	500,000	500,243
Trinitas CLO XII Ltd.,
Series 2020-12A, Class A1R,
3 mo. USD Term SOFR +1.370%,
6.694%, due 04/25/33[1,2]	500,000	500,139
Venture 33 CLO Ltd.,
Series 2018-33A, Class A1LR,
3 mo. USD Term SOFR +1.322%,
6.650%, due 07/15/31[1,2]	463,438	463,616

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Asset-backed securities—(continued)
Venture 36 CLO Ltd.,
Series 2019-36A, Class A1AR,
3 mo. USD Term SOFR +1.392%,
6.716%, due 04/20/32[1,2]	$800,000	$799,567
Vibrant CLO VI Ltd.,
Series 2017-6A, Class AR,
3 mo. USD Term SOFR +1.212%,
6.544%, due 06/20/29[1,2]	11,154	11,156
Total asset-backed securities (cost—$19,903,524)		19,809,615

Mortgage-backed securities—16.9%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 3A21,
4.522%, due 11/25/35[1]	257,949	178,490
BCAP LLC Trust,
Series 2010-RR1, Class 1A4,
4.567%, due 03/26/37[1,2]	49,558	38,637
Series 2013-RR1, Class 3A4,
6.000%, due 10/26/37[1,2]	131,083	88,650
Bear Stearns ARM Trust,
Series 2002-11, Class 1A2,
3.250%, due 02/25/33[1]	1,206	876
Series 2004-2, Class 12A2,
4.336%, due 05/25/34[1]	19,387	17,422
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC3, Class A2,
5.500%, due 06/25/34[1]	303,070	286,752
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC5, Class A1,
5.750%, due 10/25/33[1]	127,868	133,229
Chevy Chase Funding LLC Mortgage-Backed Certificates,
Series 2004-1A, Class A1,
1 mo. USD Term SOFR +0.394%,
5.711%, due 01/25/35[1,2]	9,297	8,638
CHL Mortgage Pass-Through Trust,
Series 2003-HYB1, Class 1A1,
4.638%, due 05/19/33[1]	2,734	2,440
Series 2007-15, Class 2A2,
6.500%, due 09/25/37	24,182	8,316
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series KJ45, Class A2,
4.660%, due 01/25/31	600,000	583,973
Federal Home Loan Mortgage Corp. REMICS,
Series 2614, Class WO,
0.000%, due 05/15/33[5]	317,450	263,018
Series 3598, Class JI,
0.000%, due 10/15/37[1]	14,252	552
Series 3635, Class IB,
0.000%, due 10/15/37[1]	39,370	2,179

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 4255, Class SN,
(2.667)* 30 day USD SOFR Average +11.961%,
0.000%, due 05/15/35[1]	$291,758	$252,942
Series 4263, Class SD,
(2.667)* 30 day USD SOFR Average +11.961%,
0.000%, due 11/15/43[1]	320,246	249,314
Series 4265, Class ES,
(3.200)* 30 day USD SOFR Average +13.394%,
0.000%, due 11/15/43[1]	828,981	632,082
Series 4839, Class UO,
0.010%, due 08/15/56[5]	410,967	265,019
Series 4836, Class PO,
0.010%, due 10/15/58[5]	728,743	489,245
Series 4463, Class IO,
0.109%, due 02/15/38[1]	61,111	3,563
Series 4338, Class SB,
0.128%, due 10/15/41[1]	55,467	2,750
Series 3621, Class WI,
0.149%, due 05/15/37[1]	22,375	1,311
Series 4324, Class IO,
0.222%, due 08/15/36[1]	39,559	1,744
Series 4367, Class GS,
0.258%, due 03/15/37[1]	36,650	1,737
Series 4394, Class WI,
0.272%, due 08/15/41[1]	31,440	1,924
Series 4438, Class WI,
0.306%, due 11/15/38[1]	103,007	5,996
Series 3684, Class JI,
0.309%, due 11/15/36[1]	113,217	4,476
Series 3962, Class KS,
0.395%, due 06/15/38[1]	90,280	6,650
Series 4076, Class SW,
(1.000)* 30 day USD SOFR Average +5.936%,
0.606%, due 07/15/42[1]	910,115	80,092
Series 4156, Class SA,
(1.000)* 30 day USD SOFR Average +6.086%,
0.756%, due 01/15/33[1]	580,722	28,935
Series 3339, Class LI,
(1.000)* 30 day USD SOFR Average +6.366%,
1.036%, due 07/15/37[1]	468,468	31,535
Series 5034, Class MI,
2.000%, due 11/25/50	661,701	85,812
Series 4182, Class YI,
2.500%, due 03/15/28	823,670	28,177

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2513, Class AS,
(1.000)* 30 day USD SOFR Average +7.886%,
2.556%, due 02/15/32[1]	$108,333	$9,298
Series 4037, Class PI,
3.000%, due 04/15/27	159,484	1,864
Series 4100, Class HI,
3.000%, due 08/15/27	70,119	2,251
Series 4182, Class QI,
3.000%, due 02/15/33	46,423	2,680
Series 4165, Class TI,
3.000%, due 12/15/42	497,689	32,137
Series 4457, Class DI,
4.000%, due 08/15/24	6,522	18
Series 4544, Class IP,
4.000%, due 01/15/46	935,909	145,141
Series 3442, Class MT,
30 day USD SOFR Average +0.114%,
5.445%, due 07/15/34[1]	27,092	25,323
Series 3864, Class NT,
(9.167)* 30 day USD SOFR Average +59.451%,
5.500%, due 03/15/39[1]	197,026	193,009
Series 4832, Class FW,
30 day USD SOFR Average +0.464%,
5.785%, due 04/15/38[1]	708,955	697,811
Series 2411, Class FJ,
30 day USD SOFR Average +0.464%,
5.795%, due 12/15/29[1]	4,922	4,890
Series 3096, Class FL,
30 day USD SOFR Average +0.514%,
5.845%, due 01/15/36[1]	51,073	50,299
Series 3114, Class PF,
30 day USD SOFR Average +0.514%,
5.845%, due 02/15/36[1]	307,264	303,450
Series 3153, Class UF,
30 day USD SOFR Average +0.544%,
5.875%, due 05/15/36[1]	76,989	76,469
Series 4945, Class F,
30 day USD SOFR Average +0.614%,
5.935%, due 12/15/46[1]	112,103	110,505
Series 2400, Class FQ,
30 day USD SOFR Average +0.614%,
5.945%, due 01/15/32[1]	14,601	14,576
Series 4068, Class UF,
30 day USD SOFR Average +0.614%,
5.945%, due 06/15/42[1]	388,639	381,593
Series 3667, Class FW,
30 day USD SOFR Average +0.664%,
5.995%, due 02/15/38[1]	6,727	6,640

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 4940, Class FE,
30 day USD SOFR Average +0.664%,
5.995%, due 01/25/50[1]	$245,596	$242,826
Series 3671, Class FQ,
30 day USD SOFR Average +0.964%,
6.295%, due 12/15/36[1]	446,296	449,444
Series 2136, Class GD,
7.000%, due 03/15/29	472	41
Series 2178, Class PI,
7.500%, due 08/15/29	3,229	371
Series 1775, Class Z,
8.500%, due 03/15/25	127	128
Federal Home Loan Mortgage Corp. STRIPS,
Series 386, Class C3,
2.500%, due 03/15/52	440,399	65,877
Series 389, Class C40,
2.500%, due 10/15/52	4,623,855	708,117
Series 303, Class C19,
3.500%, due 01/15/43	392,076	65,599
Series 345, Class C13,
3.500%, due 08/15/45	574,127	90,183
Series 330, Class F4,
30 day USD SOFR Average +0.464%,
5.785%, due 10/15/37[1]	158,749	155,545
Series 326, Class F2,
30 day USD SOFR Average +0.664%,
5.995%, due 03/15/44[1]	235,191	231,380
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust,
Series 2015-SC02, Class 1A,
3.000%, due 09/25/45	194,464	166,625
Series 2017-SC01, Class 1A,
3.000%, due 12/25/46	343,519	281,113
Series 2017-SC01, Class 2A,
3.500%, due 12/25/46	384,694	325,426
Federal National Mortgage Association
6.130%, due 01/01/51	2,000,000	1,995,000
Federal National Mortgage Association Interest STRIPS,
Series 419, Class C3,
3.000%, due 11/25/43	84,139	11,602
Series 413, Class 111,
4.000%, due 07/25/42[1]	415,566	59,466
Series 386, Class 14,
6.500%, due 04/25/38	30,014	8,341
Federal National Mortgage Association REMICS,
Series 2012-111, Class HS,
(0.833)* 30 day USD SOFR Average +3.571%,
0.000%, due 10/25/42[1]	36,376	20,888

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2022-3, Class SD,
(1.000)* 30 day USD SOFR Average +2.550%,
0.000%, due 02/25/52[1]	$3,812,830	$18,144
Series 2015-73, Class ES,
(2.333)* 30 day USD SOFR Average +9.066%,
0.000%, due 10/25/45[1]	176,805	91,748
Series 2014-43, Class BS,
0.052%, due 07/25/44[1]	182,322	6,235
Series 2016-17, Class CS,
0.075%, due 04/25/46[1]	78,686	3,038
Series 2014-42, Class SA,
0.086%, due 07/25/44[1]	106,927	3,248
Series 2020-70, Class IO,
0.152%, due 10/25/50[1]	9,853,223	563,355
Series 2014-92, Class SB,
0.162%, due 01/25/45[1]	96,323	4,341
Series 2015-10, Class SA,
0.184%, due 03/25/45[1]	208,471	9,162
Series 2015-58, Class AI,
0.197%, due 08/25/55[1]	100,277	4,140
Series 2014-84, Class AI,
(1.000)* 30 day USD SOFR Average +6.036%,
0.200%, due 02/25/43[1]	240,028	1,527
Series 2015-19, Class AI,
0.204%, due 04/25/55[1]	170,434	6,687
Series 2014-47, Class BI,
0.218%, due 08/25/54[1]	171,890	7,031
Series 2016-76, Class CS,
0.273%, due 10/25/46[1]	38,619	1,357
Series 2015-50, Class SB,
0.297%, due 07/25/45[1]	548,272	21,655
Series 2012-77, Class IO,
0.305%, due 07/25/52[1]	99,157	3,880
Series 2015-64, Class KS,
0.430%, due 09/25/45[1]	118,918	6,309
Series 2014-45, Class SA,
0.439%, due 08/25/44[1]	87,574	3,712
Series 2019-62, Class SN,
(1.000)* 30 day USD SOFR Average +5.886%,
0.556%, due 11/25/49[1]	194,262	19,422
Series 2013-28, Class YS,
(1.000)* 30 day USD SOFR Average +6.036%,
0.706%, due 07/25/42[1]	332,616	29,776
Series 2013-34, Class PS,
(1.000)* 30 day USD SOFR Average +6.036%,
0.706%, due 08/25/42[1]	292,928	15,103

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2010-76, Class SA,
(1.000)* 30 day USD SOFR Average +6.386%,
1.056%, due 07/25/40[1]	$393,184	$24,560
Series 2021-3, Class TI,
2.500%, due 02/25/51	843,514	137,007
Series 2013-30, Class GI,
3.000%, due 01/25/43	602,500	48,158
Series 2013-45, Class IK,
3.000%, due 02/25/43	482,874	48,772
Series 2013-30, Class JI,
3.000%, due 04/25/43	242,297	29,471
Series 2013-116, Class IY,
3.000%, due 09/25/43	173,029	11,025
Series 2016-14, Class IO,
3.000%, due 03/25/46	343,054	42,618
Series 2016-20, Class EI,
3.000%, due 04/25/46	109,193	13,625
Series 2016-52, Class PI,
3.000%, due 04/25/46	271,953	31,276
Series 2016-64, Class IA,
3.000%, due 05/25/46	269,223	32,403
Series 2018-28, Class CA,
3.000%, due 05/25/48	223,325	190,587
Series 2016-63, Class YI,
3.500%, due 04/25/46	48,041	3,597
Series 2020-54, Class WF,
30 day USD SOFR Average +0.564%,
3.521%, due 08/25/50[1]	461,379	444,050
Series 2015-47, Class GI,
4.000%, due 06/25/44	33,013	2,654
Series 2012-122, Class LI,
4.500%, due 07/25/41	231,315	16,653
Series 2018-85, Class FE,
30 day USD SOFR Average +0.414%,
5.745%, due 12/25/48[1]	1,394,648	1,364,005
Series 2007-67, Class FB,
30 day USD SOFR Average +0.434%,
5.765%, due 07/25/37[1]	27,225	26,669
Series 2012-128, Class FK,
30 day USD SOFR Average +0.464%,
5.795%, due 11/25/42[1]	116,929	113,877
Series 2002-60, Class F1,
30 day USD SOFR Average +0.514%,
5.845%, due 06/25/32[1]	34,529	34,250
Series 2019-10, Class FA,
30 day USD SOFR Average +0.514%,
5.845%, due 03/25/49[1]	2,191,794	2,151,321
Series 2012-90, Class FB,
30 day USD SOFR Average +0.554%,
5.885%, due 08/25/42[1]	40,912	40,091

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2010-141, Class FA,
30 day USD SOFR Average +0.614%,
5.945%, due 12/25/40[1]	$110,696	$108,802
Series 2009-33, Class FB,
30 day USD SOFR Average +0.934%,
6.265%, due 03/25/37[1]	250,135	251,235
Federal National Mortgage Association-Aces,
Series 2020-M33, Class X2,
2.349%, due 01/25/31[1]	586,287	48,382
Series 2016-M11, Class AL,
2.944%, due 07/25/39	452,945	391,603
Fremont Home Loan Trust,
Series 2004-A, Class M1,
1 mo. USD Term SOFR +0.939%,
6.256%, due 01/25/34[1]	282,889	265,495
Government National Mortgage Association REMICS,
Series 2015-166, Class SA,
0.000%, due 06/20/42[1]	137,757	2,578
Series 2015-180, Class SA,
0.000%, due 06/20/42[1]	149,370	3,242
Series 2015-127, Class AS,
0.000%, due 06/20/43[1]	137,782	3,679
Series 2016-138, Class WI,
0.000%, due 08/20/45[1]	127,031	2,727
Series 2016-180, Class WI,
0.000%, due 09/20/45[1]	236,578	5,108
Series 2017-15, Class WI,
0.000%, due 11/20/45[1]	143,165	3,254
Series 2017-57, Class WI,
0.000%, due 12/20/45[1]	63,830	1,690
Series 2015-126, Class GS,
1 mo. USD Term SOFR +9.066%,
0.000%, due 09/20/45[1]	323,052	170,594
Series 2007-18, Class CO,
0.010%, due 03/20/35[5]	12,401	11,229
Series 2013-77, Class GI,
3.000%, due 02/20/43	691,460	57,852
Series 2017-H23, Class MA,
3.000%, due 11/20/67	610,900	575,073
Series 2014-158, Class IA,
3.500%, due 10/20/29	223,511	12,740
Series 2013-23, Class IP,
3.500%, due 08/20/42	564,282	62,524
Series 2015-165, Class IB,
3.500%, due 11/20/42	145,291	14,228
Series 2016-118, Class IE,
3.500%, due 09/20/46	29,300	4,932

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2013-H19, Class DF,
1 mo. USD Term SOFR +0.764%,
6.087%, due 05/20/63[1]	$194,899	$194,385
Series 2015-H30, Class FA,
1 mo. USD Term SOFR +0.794%,
6.117%, due 08/20/61[1]	3,393	3,356
Series 2015-H29, Class FJ,
1 mo. USD Term SOFR +0.794%,
6.117%, due 11/20/65[1]	1,041,358	1,036,999
Series 2015-H29, Class FA,
1 mo. USD Term SOFR +0.814%,
6.137%, due 10/20/65[1]	1,328	1,316
Series 2013-H23, Class TA,
1 mo. USD Term SOFR +0.834%,
6.157%, due 09/20/63[1]	74,284	74,372
Series 2015-H27, Class FA,
1 mo. USD Term SOFR +0.864%,
6.187%, due 09/20/65[1]	1,273,138	1,269,006
Series 2024-H01, Class FB,
30 day USD SOFR Average +0.900%,
6.230%, due 01/20/74[1]	1,009,142	1,011,420
Series 2016-H14, Class FA,
1 mo. USD Term SOFR +0.914%,
6.237%, due 06/20/66[1]	256,299	255,650
Series 2024-H02, Class FH,
30 day USD SOFR Average +0.930%,
6.260%, due 01/20/74[1]	2,015,679	2,018,003
Series 2010-H01, Class FA,
1 mo. USD Term SOFR +0.934%,
6.267%, due 01/20/60[1]	448,993	450,022
Series 2024-H02, Class FJ,
30 day USD SOFR Average +1.000%,
6.330%, due 12/20/73[1]	1,508,316	1,520,215
Series 2013-H20, Class FB,
1 mo. USD Term SOFR +1.114%,
6.437%, due 08/20/63[1]	118,636	119,447
GS Mortgage-Backed Securities Trust,
Series 2022-MM1, Class A2,
2.500%, due 07/25/52[1,2]	1,530,662	1,176,995
GSR Mortgage Loan Trust,
Series 2004-14, Class 2A1,
1 mo. USD Term SOFR +0.444%,
5.761%, due 12/25/34[1]	888	841
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR2, Class 2A1A,
1 mo. USD Term SOFR +0.754%,
6.071%, due 02/25/35[1]	163,074	147,375

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
JP Morgan Alternative Loan Trust,
Series 2008-R4, Class 2A1,
1 mo. USD Term SOFR +0.614%,
5.947%, due 06/27/37[1,2]	$419,858	$278,082
JP Morgan Mortgage Trust,
Series 2019-6, Class A11,
1 mo. USD Term SOFR +1.014%,
6.331%, due 12/25/49[1,2]	374,349	359,442
Series 2019-INV2, Class A11,
1 mo. USD Term SOFR +1.014%,
6.331%, due 02/25/50[1,2]	483,631	462,926
Merrill Lynch Mortgage Investors Trust,
Series 2004-1, Class 2A2,
5.204%, due 12/25/34[1]	54,224	50,238
Series 2004-A, Class A1,
1 mo. USD Term SOFR +0.574%,
5.891%, due 04/25/29[1]	10,687	9,828
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1,
1 mo. USD Term SOFR +0.434%,
5.751%, due 01/25/35[1]	14,479	13,298
Morgan Stanley Re-REMICS Trust,
Series 2010-R4, Class 4B,
1 mo. USD Term SOFR +0.344%,
2.862%, due 02/26/37[1,2]	94,623	78,940
Mortgage Equity Conversion Asset Trust,
Series 2007-FF3, Class A,
1 yr. CMT +0.500%,
5.640%, due 05/25/42[1,2]	1,111,052	1,088,704
OBX Trust,
Series 2022-INV2, Class A1,
3.000%, due 01/25/52[1,2]	537,142	433,050
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 1A1,
1 mo. USD Term SOFR +0.614%,
5.931%, due 07/25/36[1]	197,700	128,298
Sequoia Mortgage Trust 11,
Series 11, Class A,
1 mo. USD Term SOFR +1.014%,
6.330%, due 12/20/32[1]	82,282	72,081
Sequoia Mortgage Trust 5,
Series 5, Class A,
1 mo. USD Term SOFR +0.814%,
6.133%, due 10/19/26[1]	20,122	19,434
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-4, Class 1A2,
1 mo. USD Term SOFR +0.554%,
5.871%, due 05/25/37[1]	80,061	68,239

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 11A1,
1 mo. USD Term SOFR +0.534%,
5.851%, due 04/25/36[1]	$150,103	$128,346
Thornburg Mortgage Securities Trust,
Series 2005-1, Class A3,
5.600%, due 04/25/45[1]	18,264	17,212
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-AR9, Class 2A,
5.878%, due 09/25/33[1]	27,938	26,370
Total mortgage-backed securities (cost—$35,449,632)		30,859,798

U.S. government agency obligations: 186.3%
Federal Home Loan Mortgage Corp.
1.500%, due 04/01/37	879,946	741,458
2.000%, due 04/01/36	672,881	585,036
2.500%, due 01/01/31	63,867	59,669
2.500%, due 11/01/31	24,398	22,617
2.500%, due 07/01/32	44,426	40,827
2.500%, due 08/01/32	192,640	176,797
2.500%, due 09/01/32	254,489	233,287
2.500%, due 11/01/32	8,408	7,713
2.500%, due 12/01/32	234,558	214,676
2.500%, due 01/01/33	58,100	53,146
2.500%, due 12/01/50	1,045,014	828,137
2.500%, due 08/01/51	4,796,648	3,862,191
2.500%, due 09/01/51	817,354	655,668
2.500%, due 03/01/52	1,276,567	1,020,162
2.500%, due 04/01/52	94,306	75,291
3.000%, due 10/01/26	8,309	8,035
3.000%, due 11/01/26	48,807	47,265
3.000%, due 01/01/27	246,857	238,494
3.000%, due 02/01/32	86,304	80,667
3.000%, due 04/01/32	444,080	415,111
3.000%, due 05/01/32	300,574	280,737
3.000%, due 07/01/32	164,334	153,347
3.000%, due 10/01/32	169,698	158,090
3.000%, due 11/01/32	298,069	277,564
3.000%, due 01/01/33	652,542	605,905
3.000%, due 02/01/40	1,033,991	909,913
3.000%, due 06/01/42	1,465,508	1,265,325
3.000%, due 07/01/42	168,353	145,356
3.000%, due 08/01/42	59,643	51,496
3.000%, due 04/01/43	121,219	105,034
3.000%, due 05/01/43	68,411	59,232
3.000%, due 12/01/44	130,230	111,606
3.000%, due 08/01/46	133,635	112,296
3.000%, due 12/01/46	635,667	541,990
3.000%, due 06/01/50	513,870	433,393
3.000%, due 04/01/51	1,521,104	1,256,954
3.000%, due 06/01/51	772,347	638,224
3.000%, due 07/01/51	5,229,002	4,386,248

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
3.000%, due 10/01/51	$152,385	$127,910
3.000%, due 12/01/51	1,321,087	1,091,672
3.000%, due 02/01/52	426,591	352,481
3.000%, due 03/01/52	1,058,973	879,196
3.000%, due 04/01/52	2,760,256	2,288,329
3.050%, due 03/01/32	221,351	189,955
3.500%, due 09/01/32	178,018	168,812
3.500%, due 12/01/33	104,506	98,460
3.500%, due 06/01/34	62,077	58,255
3.500%, due 07/01/34	25,642	24,063
3.500%, due 03/01/35	390,348	366,316
3.500%, due 04/01/35	198,129	185,382
3.500%, due 03/01/42	802	719
3.500%, due 07/01/43	646	578
3.500%, due 05/01/48	611,221	538,588
3.500%, due 02/01/50	255,501	221,125
3.500%, due 11/01/51	227,268	196,082
3.500%, due 01/01/52	197,947	170,761
3.500%, due 03/01/52	189,064	162,922
3.500%, due 04/01/52	1,134,019	977,213
3.500%, due 09/01/52	947,183	816,212
4.000%, due 01/01/37	138,312	128,911
4.000%, due 03/01/43	473,953	435,377
4.000%, due 07/01/43	80,338	73,799
4.000%, due 08/01/44	1,133,457	1,045,320
4.000%, due 11/01/47	123,372	112,425
4.000%, due 01/01/48	340,226	310,042
4.000%, due 02/01/48	17,050	15,538
4.000%, due 03/01/48	10,411	9,478
4.000%, due 04/01/48	26,366	24,002
4.000%, due 06/01/48	107,055	97,002
4.000%, due 10/01/48	1,538,505	1,401,092
4.000%, due 12/01/48	139,402	126,310
4.000%, due 04/01/49	527,090	478,997
4.500%, due 09/01/34	482,370	466,717
4.500%, due 01/01/36	9,913	9,591
4.500%, due 05/01/37	1,082	1,037
4.500%, due 05/01/38	26,577	25,458
4.500%, due 12/01/42	130,114	122,030
4.500%, due 01/01/43	155,222	145,578
4.500%, due 02/01/43	245,396	230,150
4.500%, due 06/01/43	379,223	355,943
4.500%, due 02/01/49	53,798	50,430
4.500%, due 06/01/50	305,203	283,820
4.500%, due 12/01/52	461,136	427,704
4.500%, due 03/01/53	499,079	461,838
4.500%, due 06/01/53	194,941	180,136
5.000%, due 10/01/25	3,863	3,825
5.000%, due 11/01/27	1,361	1,345
5.000%, due 09/01/33	58,093	57,248
5.000%, due 06/01/34	3,068	3,018
5.000%, due 04/01/35	23,927	23,535

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
5.000%, due 05/01/35	$30,551	$30,001
5.000%, due 07/01/35	53,908	52,938
5.000%, due 08/01/35	8,259	8,110
5.000%, due 10/01/35	7,638	7,501
5.000%, due 12/01/35	224	220
5.000%, due 07/01/38	115,789	113,504
5.000%, due 11/01/38	75,596	74,190
5.000%, due 06/01/39	17,609	17,238
5.000%, due 03/01/40	1,866	1,825
5.000%, due 07/01/40	82,606	80,817
5.000%, due 09/01/40	76,484	74,889
5.000%, due 11/01/40	22,839	22,345
5.000%, due 02/01/41	98,602	96,397
5.000%, due 03/01/41	17,471	17,081
5.000%, due 04/01/41	40,426	39,517
5.000%, due 05/01/41	26,795	26,196
5.000%, due 07/01/41	16,566	16,196
5.000%, due 08/01/44	17,374	17,051
5.000%, due 03/01/49	595,774	574,676
5.000%, due 02/01/53	537,180	511,696
5.000%, due 03/01/53	285,268	271,496
5.000%, due 05/01/53	752,039	715,700
5.000%, due 06/01/53	1,462,900	1,399,883
5.000%, due 08/01/53	403,641	384,067
1 yr. CMT +2.282%,
5.282%, due 06/01/28[1]	8,024	8,031
5.500%, due 02/01/32	501	501
5.500%, due 12/01/32	948	948
5.500%, due 02/01/33	22,819	22,842
5.500%, due 05/01/33	225	225
5.500%, due 06/01/33	89,031	89,125
5.500%, due 12/01/33	16,937	16,955
5.500%, due 12/01/34	14,425	14,467
5.500%, due 06/01/35	238,196	238,773
5.500%, due 07/01/35	1,872	1,874
5.500%, due 10/01/35	85,563	85,878
5.500%, due 12/01/35	31,576	31,693
5.500%, due 06/01/36	135,372	135,761
5.500%, due 12/01/36	204,331	204,743
5.500%, due 03/01/37	27,310	27,369
5.500%, due 07/01/37	42,155	42,246
5.500%, due 10/01/37	1,059	1,061
5.500%, due 04/01/38	39,780	39,860
5.500%, due 05/01/38	4,198	4,211
5.500%, due 12/01/38	654	656
5.500%, due 01/01/39	19,130	19,171
5.500%, due 09/01/39	60,689	60,819
5.500%, due 02/01/40	2,497	2,505
5.500%, due 03/01/40	2,341	2,349
5.500%, due 05/01/40	35,606	35,716
5.500%, due 03/01/41	37,307	37,421

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
1 yr. CMT +2.150%,
5.590%, due 11/01/27[1]	$18,206	$18,140
1 yr. CMT +2.282%,
5.971%, due 07/01/28[1]	25,966	25,914
1 yr. CMT +2.221%,
5.983%, due 11/01/29[1]	22,920	22,876
6.000%, due 11/01/37	384,365	395,027
1 yr. USD RFUCCT +1.765%,
6.014%, due 11/01/36[1]	156,313	158,232
1 yr. CMT +2.497%,
6.038%, due 10/01/27[1]	5,647	5,626
1 yr. USD RFUCCT +1.769%,
6.053%, due 10/01/39[1]	455,106	459,164
1 yr. USD RFUCCT +1.862%,
6.065%, due 11/01/41[1]	456,852	466,128
1 yr. CMT +2.250%,
6.261%, due 09/01/34[1]	199,062	202,592
1 yr. CMT +2.137%,
6.262%, due 01/01/28[1]	3,385	3,366
1 yr. CMT +2.444%,
6.284%, due 10/01/27[1]	14,385	14,366
6.500%, due 02/01/54	1,718,894	1,732,339
1 yr. CMT +2.415%,
6.577%, due 01/01/29[1]	10,411	10,364
1 yr. CMT +2.415%,
6.628%, due 11/01/25[1]	8,451	8,378
1 yr. CMT +2.525%,
6.650%, due 12/01/29[1]	1,398	1,404
1 yr. CMT +2.625%,
6.750%, due 01/01/30[1]	13,505	13,606
7.000%, due 08/01/25	10	9
Federal National Mortgage Association
1.500%, due 08/01/51	480,425	345,421
2.000%, due 05/01/28	70,451	66,219
2.000%, due 09/01/31	60,200	54,770
2.000%, due 11/01/31	189,271	172,613
2.000%, due 01/01/32	48,788	44,294
2.500%, due 06/01/28	42,482	40,615
2.500%, due 07/01/28	402,800	382,892
2.500%, due 08/01/28	134,909	128,221
2.500%, due 09/01/30	11,661	10,894
2.500%, due 11/01/30	15,103	14,096
2.500%, due 01/01/33	185,122	169,276
2.500%, due 11/01/50	408,238	323,530
2.500%, due 01/01/51	1,096,352	868,778
2.500%, due 02/01/51	504,395	402,039
2.500%, due 04/01/51	1,454,093	1,158,192
2.500%, due 09/01/51	1,648,988	1,320,005
2.500%, due 01/01/52	1,608,405	1,281,601
2.500%, due 03/01/52	730,742	584,104

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
2.500%, due 04/01/52	$1,331,840	$1,064,347
3.000%, due 10/01/26	11,277	10,894
3.000%, due 11/01/26	237,771	229,791
3.000%, due 12/01/26	21,067	20,332
3.000%, due 01/01/27	230,422	222,391
3.000%, due 02/01/27	45,305	43,683
3.000%, due 05/01/28	48,464	46,658
3.000%, due 02/01/30	59,141	56,464
3.000%, due 04/01/30	23,284	22,021
3.000%, due 05/01/30	29,742	28,090
3.000%, due 10/01/30	8,959	8,430
3.000%, due 04/01/31	655,020	620,212
3.000%, due 02/01/32	85,012	79,432
3.000%, due 03/01/32	82,497	77,034
3.000%, due 04/01/32	409,631	382,404
3.000%, due 05/01/32	123,584	115,306
3.000%, due 07/01/32	244,389	227,685
3.000%, due 08/01/32	105,561	98,285
3.000%, due 11/01/32	211,493	196,651
3.000%, due 01/01/38	257,463	230,127
3.000%, due 04/01/38	243,337	215,506
3.000%, due 05/01/42	175,209	151,043
3.000%, due 06/01/42	180,722	156,047
3.000%, due 07/01/42	352,038	303,951
3.000%, due 01/01/43	934,509	810,817
3.000%, due 04/01/43	286,010	247,428
3.000%, due 05/01/43	301,858	261,138
3.000%, due 06/01/43	39,644	34,296
3.000%, due 09/01/43	25,294	21,882
3.000%, due 11/01/46	1,120,446	968,958
3.000%, due 12/01/46	2,615,080	2,236,080
3.000%, due 02/01/47	210,537	182,136
3.000%, due 09/01/49	786,907	652,495
3.000%, due 11/01/49	220,150	187,367
3.000%, due 02/01/50	1,549,070	1,284,474
3.000%, due 03/01/50	3,474,145	2,928,092
3.000%, due 07/01/50	582,395	482,694
3.000%, due 12/01/50	455,909	377,597
3.000%, due 02/01/51	1,927,056	1,592,411
3.000%, due 04/01/51	3,275,501	2,706,689
3.000%, due 05/01/51	3,423,626	2,829,091
3.000%, due 08/01/51	426,121	351,958
3.000%, due 10/01/51	178,429	147,444
3.000%, due 11/01/51	233,425	192,889
3.000%, due 12/01/51	419,474	346,629
3.000%, due 02/01/52	120,174	100,280
3.000%, due 03/01/52	966,803	798,844
3.000%, due 04/01/52	3,606,625	2,980,724
3.000%, due 07/01/52	448,535	372,591
3.000%, due 02/01/57	549,838	454,546
3.000%, due 05/01/58	579,307	478,452
3.500%, due 11/01/25	28,374	27,806

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
3.500%, due 08/01/26	$116,649	$113,868
3.500%, due 06/01/28	75,968	72,511
3.500%, due 08/01/29	13,597	13,068
3.500%, due 09/01/32	307,207	298,989
3.500%, due 11/01/33	41,905	39,503
3.500%, due 02/01/34	63,866	60,157
3.500%, due 01/01/35	122,857	115,293
3.500%, due 02/01/35	119,018	111,690
3.500%, due 04/01/35	116,337	108,852
3.500%, due 05/01/35	717,462	677,157
3.500%, due 03/01/42	168,840	151,350
3.500%, due 04/01/42	11,535	10,338
3.500%, due 07/01/42	285	256
3.500%, due 09/01/42	59,276	53,135
3.500%, due 12/01/42	678,792	608,406
3.500%, due 03/01/43	414,081	370,780
3.500%, due 05/01/43	1,788	1,601
3.500%, due 07/01/43	2,422,633	2,171,124
3.500%, due 08/01/43	5,724,762	5,130,806
3.500%, due 01/01/44	80,878	72,500
3.500%, due 06/01/45	1,307,320	1,157,815
3.500%, due 08/01/45	20,671	18,307
3.500%, due 10/01/45	7,541	6,709
3.500%, due 09/01/46	515,383	458,973
3.500%, due 02/01/47	1,504,148	1,346,810
3.500%, due 08/01/47	144,854	128,297
3.500%, due 09/01/47	193,517	171,998
3.500%, due 11/01/47	257,628	228,026
3.500%, due 12/01/47	249,858	221,299
3.500%, due 02/01/48	226,152	197,170
3.500%, due 03/01/48	825,732	721,013
3.500%, due 02/01/50	91,112	78,854
3.500%, due 03/01/50	3,940,234	3,407,337
3.500%, due 04/01/50	336,157	290,660
3.500%, due 02/01/52	473,755	408,394
3.500%, due 03/01/52	293,479	252,899
3.500%, due 08/01/52	1,663,311	1,433,317
3.500%, due 06/01/56	718,845	619,691
3.500%, due 01/01/57	650,008	557,701
3.500%, due 01/01/59	968,287	824,671
3.575%, due 02/01/26	500,000	484,300
4.000%, due 07/01/25	354	349
4.000%, due 09/01/25	260	256
4.000%, due 10/01/25	361	355
4.000%, due 11/01/25	1,203	1,182
4.000%, due 01/01/26	26,584	26,114
4.000%, due 02/01/26	54,550	53,485
4.000%, due 03/01/26	6,770	6,634
4.000%, due 04/01/26	117,418	115,131
4.000%, due 08/01/32	1,004	962
4.000%, due 06/01/33	35,789	34,396
4.000%, due 07/01/33	248,647	237,191

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
4.000%, due 08/01/33	$721,159	$692,953
4.000%, due 07/01/34	340,739	324,028
4.000%, due 07/01/35	668,494	636,884
4.000%, due 04/01/37	541,477	508,336
4.000%, due 03/01/38	397,565	373,416
4.000%, due 07/01/38	475,650	445,541
4.000%, due 08/01/38	214,467	201,184
4.000%, due 09/01/38	261,862	245,286
4.000%, due 05/01/39	46,493	43,183
4.000%, due 09/01/39	123,093	114,338
4.000%, due 09/01/40	897,438	833,071
4.000%, due 12/01/40	700,342	650,169
4.000%, due 11/01/41	275,646	255,097
4.000%, due 12/01/41	350,546	324,413
4.000%, due 07/01/42	1,510,739	1,396,802
4.000%, due 09/01/42	2,257,012	2,085,052
4.000%, due 10/01/42	1,853,363	1,712,157
4.000%, due 08/01/44	94,509	87,477
4.000%, due 12/01/44	4,904	4,495
4.000%, due 06/01/45	10,028	9,179
4.000%, due 08/01/45	823,954	754,208
4.000%, due 02/01/47	66,615	60,814
4.000%, due 03/01/47	29,277	26,650
4.000%, due 04/01/47	107,914	98,374
4.000%, due 05/01/47	197,120	179,661
4.000%, due 06/01/47	5,160	4,709
4.000%, due 11/01/47	22,746	20,700
4.000%, due 01/01/48	91,172	82,969
4.000%, due 02/01/48	186,886	169,178
4.000%, due 03/01/48	94,476	85,634
4.000%, due 12/01/48	223,751	202,371
4.000%, due 06/01/49	704,567	641,059
1 yr. CMT +2.099%,
4.283%, due 05/01/30[1]	10,755	10,605
4.490%, due 04/01/33	300,000	286,290
4.500%, due 06/01/29	6,695	6,469
4.500%, due 06/01/35	12,541	12,116
4.500%, due 12/01/38	133,848	128,909
4.500%, due 01/01/39	498	476
4.500%, due 02/01/39	55,891	53,639
4.500%, due 03/01/39	3,300	3,158
4.500%, due 06/01/39	21,908	20,966
4.500%, due 07/01/39	1,703	1,630
4.500%, due 08/01/39	58,750	56,218
4.500%, due 10/01/39	1,709	1,635
4.500%, due 12/01/39	131,403	125,750
4.500%, due 01/01/40	1,367	1,308
4.500%, due 02/01/40	1,384	1,324
4.500%, due 03/01/40	30,357	28,982
4.500%, due 08/01/40	22,840	21,806
4.500%, due 11/01/40	233,109	222,537
4.500%, due 07/01/41	158,425	151,037

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
4.500%, due 08/01/41	$293,951	$280,259
4.500%, due 01/01/42	786,180	750,581
4.500%, due 08/01/42	1,928	1,835
4.500%, due 09/01/42	97,009	90,891
4.500%, due 05/01/43	496,159	465,701
4.500%, due 06/01/43	1,084,380	1,017,812
4.500%, due 07/01/43	1,813,744	1,702,402
4.500%, due 09/01/43	128,275	121,695
4.500%, due 11/01/43	27,846	26,414
4.500%, due 07/01/44	114,807	108,914
4.500%, due 12/01/44	834	790
4.500%, due 09/01/48	139,042	130,338
4.500%, due 01/01/49	135,400	126,850
4.500%, due 07/01/52	2,940,763	2,715,312
4.500%, due 05/01/53	120,172	111,046
4.500%, due 07/01/53	175,949	162,587
4.500%, due 08/01/53	4,361,541	4,062,508
4.500%, due 04/01/59	666,793	622,711
4.700%, due 04/01/33	313,000	302,535
5.000%, due 03/01/25	889	881
5.000%, due 05/01/37	3,348	3,281
5.000%, due 09/01/37	6,869	6,732
5.000%, due 06/01/38	32,228	31,549
5.000%, due 06/01/48	89,906	86,590
5.000%, due 07/01/48	35,301	34,000
5.000%, due 03/01/49	27,954	26,929
5.000%, due 06/01/53	804,007	768,003
5.000%, due 08/01/53	88,002	83,735
5.500%, due 11/01/32	19,320	19,302
5.500%, due 12/01/33	452	451
5.500%, due 04/01/34	10,463	10,478
5.500%, due 01/01/35	59,306	59,396
5.500%, due 05/01/37	65,786	65,838
5.500%, due 07/01/37	32,485	32,511
5.500%, due 06/01/38	53,463	53,554
5.500%, due 11/01/39	129,093	129,312
5.500%, due 07/01/40	150,210	150,466
5.500%, due 02/01/42	85,882	85,950
5.500%, due 08/01/53	490,021	478,003
5.610%, due 10/01/28	883,000	889,528
1 yr. CMT +2.241%,
5.858%, due 01/01/36[1]	135,598	138,152
1 yr. USD RFUCCT +1.729%,
5.889%, due 05/01/38[1]	404,523	409,402
6.000%, due 12/01/32	3,746	3,810
6.000%, due 02/01/33	6,748	6,862
6.000%, due 09/01/34	42,274	42,995
6.000%, due 05/01/35	9,454	9,659
6.000%, due 06/01/35	5,207	5,320
6.000%, due 07/01/35	15,058	15,385
6.000%, due 09/01/35	597	610
6.000%, due 01/01/36	9,029	9,225

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
6.000%, due 06/01/36	$185	$190
6.000%, due 09/01/36	14,508	14,889
6.000%, due 12/01/36	52,168	53,539
6.000%, due 03/01/37	3,776	3,876
6.000%, due 10/01/37	16,455	16,888
6.000%, due 11/01/38	134,422	137,975
6.000%, due 05/01/39	16,766	17,209
6.000%, due 11/01/40	182,357	187,168
6.000%, due 05/01/49	320,613	318,080
1 yr. CMT +2.095%,
6.095%, due 09/01/26[1]	4	4
1 yr. CMT +2.238%,
6.142%, due 10/01/37[1]	649,199	663,124
1 yr. CMT +2.129%,
6.196%, due 09/01/41[1]	87,491	88,213
1 yr. USD RFUCCT +1.790%,
6.277%, due 02/01/42[1]	61,194	61,900
1 yr. MTA +1.200%,
6.289%, due 03/01/44[1]	62,535	61,206
1 yr. CMT +2.285%,
6.398%, due 05/01/35[1]	63,793	64,711
6.500%, due 10/01/36	183,931	191,369
6.500%, due 02/01/37	2,549	2,653
6.500%, due 07/01/37	25,844	26,935
6.500%, due 08/01/37	11,844	12,346
6.500%, due 09/01/37	20,298	21,155
6.500%, due 12/01/37	36,238	37,769
6.500%, due 05/01/40	386,258	402,664
6.500%, due 02/01/54	2,112,660	2,129,185
1 yr. CMT +2.503%,
6.629%, due 12/01/27[1]	7,129	7,153
Federal National Mortgage Association REMICS
30 day USD SOFR Average + 0.900%
5.829%, due 12/25/50[1]	958,129	967,724
Government National Mortgage Association
2.500%, due 09/20/51	5,389,155	4,425,465
3.000%, due 11/15/42	28,712	24,986
3.000%, due 01/20/43	419,083	365,914
3.000%, due 02/15/43	374,978	320,806
3.000%, due 02/20/43	423,847	370,073
3.000%, due 05/15/43	359,241	311,528
3.000%, due 06/15/43	118,784	103,010
3.000%, due 07/15/43	22,210	19,260
3.000%, due 11/20/43	86,712	75,369
3.000%, due 01/15/45	257,033	218,576
3.000%, due 02/15/45	18,799	15,992
3.000%, due 07/15/45	359,943	306,205
3.000%, due 10/15/45	655,017	561,284
3.000%, due 09/20/47	438,557	378,474
3.000%, due 02/20/48	269,516	232,592
3.000%, due 04/20/50	1,603,456	1,373,295

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
3.000%, due 10/20/51	$155,628	$132,603
3.000%, due 09/20/52	447,488	380,624
3.000%, due 02/20/53	906,874	774,906
3.500%, due 11/15/42	219,390	198,013
3.500%, due 03/15/45	116,088	102,865
3.500%, due 04/15/45	105,403	94,063
3.500%, due 04/20/45	3,425	3,075
3.500%, due 11/20/45	517,733	464,871
3.500%, due 12/20/45	205,827	184,811
3.500%, due 04/20/46	316,899	282,935
3.500%, due 05/20/46	351,386	313,705
3.500%, due 04/20/47	304,403	271,344
3.500%, due 07/20/47	2,180,326	1,945,920
3.500%, due 08/20/47	226,492	201,893
3.500%, due 09/20/47	87,633	78,115
3.500%, due 11/20/47	291,712	260,031
3.500%, due 12/20/47	81,243	72,420
3.500%, due 01/20/48	1,391,066	1,239,989
3.500%, due 02/20/48	1,123,138	1,001,160
3.500%, due 03/20/48	1,690,880	1,507,242
3.500%, due 09/20/48	474,602	423,058
3.500%, due 02/20/53	364,647	323,396
1 yr. CMT +1.500%,
3.625%, due 01/20/25[1]	133	132
1 yr. CMT +1.500%,
3.625%, due 02/20/25[1]	259	257
1 yr. CMT +1.500%,
3.625%, due 03/20/25[1]	998	989
1 yr. CMT +1.500%,
3.625%, due 08/20/25[1]	1,185	1,167
1 yr. CMT +1.500%,
3.625%, due 09/20/25[1]	1,861	1,831
1 yr. CMT +1.500%,
3.625%, due 03/20/26[1]	1,219	1,201
1 yr. CMT +1.500%,
3.625%, due 08/20/26[1]	3,393	3,320
1 yr. CMT +1.500%,
3.625%, due 01/20/27[1]	22,036	21,656
1 yr. CMT +1.500%,
3.625%, due 02/20/27[1]	1,476	1,451
1 yr. CMT +1.500%,
3.625%, due 07/20/27[1]	1,358	1,327
1 yr. CMT +1.500%,
3.625%, due 01/20/28[1]	2,095	2,058
1 yr. CMT +1.500%,
3.625%, due 02/20/28[1]	952	936
1 yr. CMT +1.500%,
3.625%, due 07/20/30[1]	9,939	9,730
3.750%, due 05/20/30	288,991	276,511
1 yr. CMT +1.500%,
3.875%, due 04/20/26[1]	13,428	13,218

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
1 yr. CMT +1.500%,
3.875%, due 06/20/26[1]	$4,916	$4,836
1 yr. CMT +1.500%,
3.875%, due 04/20/27[1]	3,717	3,650
1 yr. CMT +1.500%,
3.875%, due 04/20/30[1]	1,773	1,748
1 yr. CMT +1.500%,
3.875%, due 05/20/30[1]	17,707	17,475
4.000%, due 12/20/40	112,088	103,511
4.000%, due 07/20/41	42,536	39,523
4.000%, due 12/15/41	618,188	575,248
4.000%, due 01/15/47	36,269	33,354
4.000%, due 02/15/47	175,323	161,231
4.000%, due 04/15/47	329,161	301,615
4.000%, due 05/15/47	57,034	52,398
4.000%, due 06/15/47	32,113	29,503
4.000%, due 07/15/47	54,918	50,454
4.000%, due 08/15/47	86,786	79,733
4.000%, due 12/15/47	18,865	17,332
4.000%, due 12/20/47	54,844	50,353
4.000%, due 01/20/48	140,978	129,435
4.000%, due 03/20/48	188,139	172,565
4.000%, due 04/20/48	414,797	380,389
4.000%, due 05/20/48	122,857	112,779
4.000%, due 06/20/48	144,119	132,091
4.000%, due 07/20/48	42,216	38,671
4.000%, due 07/15/49	31,261	28,642
1 yr. CMT +1.500%,
4.000%, due 05/20/25[1]	331	327
1 yr. CMT +1.500%,
4.000%, due 09/20/26[1]	380	373
1 yr. CMT +1.500%,
4.000%, due 04/20/27[1]	739	727
1 yr. CMT +1.500%,
4.000%, due 08/20/27[1]	4,779	4,681
1 yr. CMT +1.500%,
4.000%, due 04/20/30[1]	1,601	1,575
1 yr. CMT +1.500%,
4.000%, due 05/20/30[1]	69,683	68,885
1 yr. CMT +1.500%,
4.000%, due 07/20/30[1]	3,867	3,812
1 yr. CMT +1.500%,
4.000%, due 08/20/30[1]	15,627	15,343
4.500%, due 09/15/39	199,048	190,989
4.500%, due 06/15/40	97,784	93,821
4.500%, due 07/20/40	16,811	16,115
4.500%, due 08/20/40	12,210	11,705
4.500%, due 09/20/40	50,835	48,730
4.500%, due 10/20/40	13,770	13,200
4.500%, due 01/20/41	65,630	62,913
4.500%, due 02/20/41	15,963	15,318

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
4.500%, due 03/20/41	$97,912	$93,939
4.500%, due 04/20/41	12,963	12,438
4.500%, due 06/20/41	111,648	107,132
4.500%, due 07/20/41	28,915	27,745
4.500%, due 09/20/41	2,871	2,755
4.500%, due 12/20/41	25,814	24,770
4.500%, due 05/20/43	5,992	5,744
4.500%, due 07/20/43	4,047	3,884
4.500%, due 10/20/44	53,702	50,689
4.500%, due 08/20/45	68,762	65,512
4.500%, due 12/15/45	9,109	8,648
4.500%, due 08/15/46	7,810	7,377
4.500%, due 09/15/46	136,540	128,967
4.500%, due 10/15/46	172,843	163,256
4.500%, due 01/15/47	223,266	210,882
4.500%, due 04/20/48	19,478	18,401
4.500%, due 05/20/48	54,779	51,751
4.500%, due 06/20/48	133,951	126,514
4.500%, due 10/20/48	166,367	155,221
4.500%, due 01/20/49	130,185	122,957
4.500%, due 02/20/49	227,116	214,506
1 yr. CMT +1.500%,
4.500%, due 05/20/25[1]	1,309	1,298
1 yr. CMT +1.500%,
4.500%, due 06/20/25[1]	1,783	1,768
1 yr. CMT +1.500%,
4.500%, due 07/20/30[1]	4,380	4,320
1 yr. CMT +1.500%,
4.500%, due 08/20/30[1]	959	946
1 yr. CMT +1.500%,
4.500%, due 10/20/30[1]	2,965	2,916
5.000%, due 12/20/33	65,459	64,749
5.000%, due 01/20/34	32,698	32,343
5.000%, due 12/15/34	7,202	7,152
5.000%, due 02/20/38	45,678	44,994
5.000%, due 04/15/38	47,256	46,911
5.000%, due 04/20/38	53,337	52,546
5.000%, due 12/15/39	3,310	3,252
5.000%, due 05/15/40	80,622	79,205
5.000%, due 05/15/41	30,809	30,277
5.000%, due 08/20/41	7,429	7,301
5.000%, due 12/20/42	9,404	9,255
5.000%, due 08/20/43	777,473	764,069
5.000%, due 09/20/48	80,809	78,478
5.000%, due 10/20/48	129,741	125,998
5.000%, due 11/20/48	187,671	182,258
5.000%, due 12/20/48	171,522	166,575
5.500%, due 08/15/35	9,435	9,558
5.500%, due 02/15/38	837	850
5.500%, due 04/15/38	76,252	77,418
5.500%, due 05/15/38	77,294	78,506

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
5.500%, due 06/15/38	$44,830	$45,551
5.500%, due 10/15/38	216,101	219,392
5.500%, due 11/15/38	11,901	12,088
5.500%, due 12/15/38	2,523	2,562
5.500%, due 03/15/39	26,967	27,171
5.500%, due 05/15/39	19,499	19,800
5.500%, due 09/15/39	102,479	104,067
5.500%, due 01/15/40	3,544	3,571
5.500%, due 03/15/40	127,403	129,118
5.500%, due 09/20/48	28,405	28,244
6.000%, due 10/20/38	922	949
6.500%, due 02/15/29	71	72
6.500%, due 09/20/32	576	590
6.500%, due 01/15/36	7,619	7,746
6.500%, due 09/15/36	70,341	73,015
6.500%, due 02/15/37	1,083	1,111
6.500%, due 04/15/37	4,351	4,568
6.500%, due 01/15/38	4,924	5,128
6.500%, due 06/15/38	11,991	12,551
6.500%, due 07/15/38	261	261
6.500%, due 11/15/38	2,017	2,154
6.500%, due 12/20/38	4,495	4,710
9.000%, due 04/20/25	436	436
9.000%, due 12/20/26	776	781
9.000%, due 01/20/27	3,647	3,669
9.000%, due 09/20/30	696	707

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
9.000%, due 10/20/30	$2,120	$2,192
9.000%, due 11/20/30	2,543	2,583
Government National Mortgage Association REMICS
30 day USD SOFR Average +0.650%,
5.979%, due 02/20/74[1]	1,000,000	1,000,000
30 day USD SOFR Average +0.790%,
6.120%, due 04/20/74[1]	499,868	499,868
Government National Mortgage Association, TBA
2.000%	9,200,000	7,246,748
2.500%	2,500,000	2,050,997
3.000%	30,000,000	25,518,870
4.000%	4,550,000	4,124,589
4.500%	9,860,000	9,188,218
5.000%	6,000,000	5,741,826
5.500%	500,000	489,349
Uniform Mortgage-Backed Security, TBA
1.500%	3,000,000	2,152,737
2.000%	35,250,000	26,806,129
2.500%	9,850,000	7,792,542
3.000%	1,750,000	1,556,570
3.500%	23,850,000	20,650,905
4.500%	3,000,000	2,902,620
5.000%	6,900,000	6,616,439
5.500%	14,400,000	13,978,317
6.000%	7,000,000	6,935,334
6.500%	23,900,000	24,068,734
7.000%	2,200,000	2,243,736
Total U.S. government agency obligations (cost—$365,377,490)		340,667,087

U.S. Treasury obligations: 5.3%
U.S. Treasury Inflation-Indexed Bonds,
2.375%, due 01/15/25[6]	493,794	493,003
U.S. Treasury Inflation-Indexed Notes
0.125% due 10/15/24	3,875,958	3,857,926
0.250% due 01/15/25	5,509,728	5,417,092
Total U.S. Treasury obligations (cost—$9,604,347)		9,768,021

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Short-term investments—1.3%
Investment companies: 0.6%
State Street Institutional U.S. Government Money Market Fund, 5.248%[7] (cost $1,056,409)	$1,056,409	$1,056,409

	Face amount
Short-term U.S. Treasury obligations—0.7%
U.S. Treasury Bills
5.343% due 05/30/24[6,7]	256,000	254,927
5.376% due 07/11/24[6,7]	52,000	51,463
5.380% due 07/11/24[6,7]	446,000	441,393
5.384% due 07/11/24[6,7]	492,000	486,915
5.385% due 07/11/24[6,7]	61,000	60,369
5.395% due 07/25/24[6,7]	71,000	70,121
Total short-term U.S. Treasury obligations (cost—$1,365,188)		1,365,188
Total Short-term investments (cost—$2,421,597)		2,421,597

	Number of contracts	Notional amount
Options Purchased: 0.1%
Put options: 0.1%
UMBS TBA strike @ 96.133, expires 05/06/24 (Counterparty: CITI)	3,500,000	USD	336,455,000	46,846
UMBS TBA strike @ 97.813, expires 05/06/24 (Counterparty: JPMCB)	1,500,000	USD	146,715,000	11,313
UMBS TBA strike @ 98.719, expires 05/06/24 (Counterparty: CITI)	2,000,000	USD	197,440,000	1,505
UMBS TBA strike @ 96.203, expires 05/06/24 (Counterparty: BOA)	1,000,000	USD	96,200,000	14,040
UMBS TBA strike @ 96.313, expires 06/06/24 (Counterparty: CITI)	2,000,000	USD	192,620,000	34,743
UMBS TBA strike @ 96.402, expires 06/06/24 (Counterparty: MSCI)	2,000,000	USD	192,800,000	36,096
UMBS TBA strike @ 96.375, expires 06/06/24 (Counterparty: BOA)	2,000,000	USD	192,760,000	35,681
UMBS TBA strike @ 98.852, expires 06/06/24 (Counterparty: MSCI)	3,500,000	USD	345,975,000	14,893
Total Put options				195,117
Total Options Purchased (cost—$80,156)				195,117

Swaptions Purchased: 0.3%
Put swaptions: 0.3%
1 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 06/14/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/18/25	8,500,000	USD	8,500,000	21,043
1 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 12/16/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 12/18/25	4,300,000	USD	4,300,000	12,045
1 Year USD SOFR Interest Rate Swap strike @ 5.500, expires 12/16/24 (Counterparty: DB; pay floating rate); underlying swap terminates 12/18/25	10,000,000	USD	10,000,000	11,242

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions Purchased—(continued)
Put swaptions—(continued)
1 Year USD SOFR Interest Rate Swap strike @ 5.500, expires 01/21/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 01/23/26	16,400,000	USD	16,400,000	$20,552
10 Year USD SOFR Interest Rate Swap strike @ 5.500, expires 01/28/25 (Counterparty: DB; pay floating rate); underlying swap terminates 01/30/35	6,800,000	USD	6,800,000	32,795
10 Year USD SOFR Interest Rate Swap strike @ 5.250, expires 08/19/24 (Counterparty: GS; pay floating rate); underlying swap terminates 01/30/35	6,300,000	USD	6,300,000	8,189
7 Year USD SOFR Interest Rate Swap strike @ 5.250, expires 03/03/25 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 03/05/26	8,000,000	USD	8,000,000	16,386
1 Year USD SOFR Interest Rate Swap strike @ 5.300, expires 03/13/25 (Counterparty: GS; pay floating rate); underlying swap terminates 03/17/26	3,000,000	USD	3,000,000	5,798
1 Year USD SOFR Interest Rate Swap strike @ 5.500, expires 05/14/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 05/16/25	5,800,000	USD	5,800,000	234
10 Year USD SOFR Interest Rate Swap strike @ 4.250, expires 11/29/24 (Counterparty: DB; pay floating rate); underlying swap terminates 12/03/34	4,200,000	USD	4,200,000	103,508
1 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 05/28/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 05/30/25	5,900,000	USD	5,900,000	14,833
1 Year USD SOFR Interest Rate Swap strike @ 4.750, expires 10/31/24 (Counterparty: DB; pay floating rate); underlying swap terminates 11/04/25	4,000,000	USD	4,000,000	16,281
1 Year USD SOFR Interest Rate Swap strike @ 5.250, expires 10/24/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 10/28/25	7,500,000	USD	7,500,000	11,900

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions Purchased—(continued)
Put swaptions—(continued)
6 Month USD SOFR Interest Rate Swap strike @ 5.500, expires 08/23/24 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 02/27/25	29,600,000	USD	29,600,000	$12,817
6 Month USD SOFR Interest Rate Swap strike @ 5.000, expires 08/23/24 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 02/27/25	29,600,000	USD	29,600,000	49,169
1 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 03/25/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 03/27/26	14,000,000	USD	14,000,000	41,615
1 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 09/25/25 (Counterparty: CITI; pay floating rate); underlying swap terminates 09/29/26	14,300,000	USD	14,300,000	44,852
7 Year USD SOFR Interest Rate Swap strike @ 4.700, expires 05/16/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 05/20/31	15,600,000	USD	15,600,000	13,130
7 Year USD SOFR Interest Rate Swap strike @ 4.685, expires 05/16/24 (Counterparty: BNP; pay floating rate); underlying swap terminates 5/20/31	10,500,000	USD	10,500,000	9,714
10 Year USD SOFR Interest Rate Swap strike @ 6.000, expires 10/17/25 (Counterparty: GS; pay floating rate); underlying swap terminates 10/21/35	5,500,000	USD	5,500,000	36,732
1 Year USD SOFR Interest Rate Swap strike @ 5.500, expires 10/17/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 10/21/26	5,500,000	USD	5,500,000	10,721
10 Year USD SOFR Interest Rate Swap strike @ 6.000, expires 10/17/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 10/21/35	2,500,000	USD	2,500,000	16,696
1 Year USD SOFR Interest Rate Swap strike @ 5.500, expires 10/17/25 (Counterparty: BNP; pay floating rate); underlying swap terminates 10/21/26	2,500,000	USD	2,500,000	4,873
Total put swaptions				515,125

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions Purchased—(continued)
Call swaptions: 0.0%†
7 Year USD SOFR Interest Rate Swap strike @ 2.500, expires 03/10/25 (Counterparty: GS; pay floating rate); underlying swap terminates 03/12/32	2,200,000	USD	2,200,000	$4,268
7 Year USD SOFR Interest Rate Swap strike @ 3.700, expires 05/16/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 05/20/31	15,600,000	USD	15,600,000	1,237
Total call swaptions				5,505
Total swaptions purchased (cost—$437,063)				520,630
Total Swaptions Purchased (cost—$437,063)				520,630
Total investments before investments sold short (cost—$433,273,809)—221.0%				404,241,865

	Number of shares
Investments sold short: (71.4)%

U.S. government agency obligations: (71.4)%
Government National Mortgage Association, TBA
2.500%	$(800,000)	(656,319)
3.000%	(8,500,000)	(7,228,519)
3.500%	(1,400,000)	(1,233,361)
Uniform Mortgage-Backed Security, TBA
3.000%	(2,400,000)	(1,981,915)
3.000%	(42,150,000)	(34,831,538)
3.500%	(24,350,000)	(20,980,374)
3.500%	(22,350,000)	(19,264,247)
4.000%	(5,925,000)	(5,298,248)
4.000%	(3,500,000)	(3,324,314)
4.500%	(20,900,000)	(19,266,268)
5.000%	(3,000,000)	(2,844,069)
5.000%	(2,700,000)	(2,559,527)
6.000%	(5,200,000)	(5,150,345)
6.000%	(5,000,000)	(4,953,810)
7.000%	(1,100,000)	(1,122,319)
Total U.S. government agency obligations (cost—$(132,464,656))		(130,695,173)
Total investments sold short (Proceeds—$(132,464,656))		(130,695,173)
Total investments (cost—$300,968,751)—149.6%		273,546,692
Liabilities in excess of other assets—(49.6)%		(90,634,201)
Net assets—100.0%		$182,912,491

Face amount
Reverse Repurchase Agreement: 21.7%
Reverse repurchase agreement dated 4/11/24 with Wells Fargo, 5.43%, to be repurchased 5/13/24 for $(38,110,892), collateralized by $39,250,286 Federal National Mortgage Association obligation, 2.500% - 4.500% due 9/1/42 - 8/1/53 and by $5,389,155 Government National Mortgage Association obligation, 2.500% due 9/20/51; (value --$(44,639,440)); (proceeds --$(37,927,827))	$(37,927,827)	$(37,927,827)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Reverse Repurchase Agreement—(continued)
Reverse repurchase agreement dated 4/30/24 with Deutsche Bank, 5.45%, to be repurchased 5/13/24 for $(1,698,491), collateralized by $1,718,894 Federal National Mortgage Association obligation, 6.500% due 2/1/54; (value --$(1,718,894)); (proceeds --$(1,695,155))	$(1,695,155)	$(1,695,155)
Total Reverse Repurchase Agreement (cost—$(39,622,982))		39,622,982

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	283,214,000	2,900,000	UMBS TBA, strike @ 97.656	JPMCB	05/06/24	$9,969	$(10)	$9,959
USD	388,640,000	4,000,000	UMBS TBA, strike @ 97.156	CITI	05/06/24	5,000	(73)	4,927
USD	595,200,000	6,000,000	UMBS TBA, strike @ 99.195	JPMCB	06/06/24	18,516	(287)	18,229
USD	388,880,000	4,000,000	UMBS TBA, strike @ 97.219	JPMCB	06/06/24	16,875	(3,826)	13,049
Total						$50,360	$(4,196)	$46,164

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	771,840,000	8,000,000	UMBS TBA, strike @ 96.484	MSCI	05/06/24	$45,937	$(133,749)	$(87,812)
USD	1,100,090,000	11,500,000	UMBS TBA, strike @ 95.656	JPMCB	05/06/24	54,805	(105,676)	(50,871)
USD	574,020,000	6,000,000	UMBS TBA, strike @ 95.672	MSCI	05/06/24	28,125	(55,909)	(27,784)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	525,965,000	5,500,000	UMBS TBA, strike @ 95.625	JPMCB	05/06/24	$10,312	$(49,135)	$(38,823)
USD	472,500,000	5,000,000	UMBS TBA, strike @ 94.500	MSCI	05/06/24	7,421	(11,560)	(4,139)
USD	848,520,000	9,000,000	UMBS TBA, strike @ 94.281	CITI	05/06/24	15,469	(14,885)	584
USD	377,320,000	4,000,000	UMBS TBA, strike @ 94.328	CITI	05/06/24	6,250	(7,120)	(870)
USD	577,200,000	6,000,000	UMBS TBA, strike @ 96.195	JPMCB	06/06/24	29,063	(99,073)	(70,010)
USD	376,880,000	4,000,000	UMBS TBA, strike @ 94.219	JPMCB	06/06/24	20,625	(24,738)	(4,113)
USD	376,640,000	4,000,000	UMBS TBA, strike @ 94.156	CITI	06/06/24	21,875	(23,922)	(2,047)
Total						$239,882	$(525,767)	$(285,885)
Total equity options written						$290,242	$(529,963)	$(239,721)

Swaptions written

Notional amount (000)		Number of contracts	Put Swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	13,668	3,400,000	7 Year USD SOFR Interest Rate Swap	BOA	Pay	05/06/24	$21,165	$(70,754)	$(49,589)
USD	4,477	1,100,000	7 Year USD SOFR Interest Rate Swap	BNP	Pay	05/06/24	6,160	(19,463)	(13,303)
USD	6,510	1,500,000	7 Year USD SOFR Interest Rate Swap	GS	Pay	05/06/24	5,572	(6,169)	(597)
USD	310,800	59,200,000	6 Month USD SOFR Interest Rate Swap	JPMCB	Pay	08/23/24	22,200	(54,499)	(32,299)
USD	3,184	800,000	7 Year USD SOFR Interest Rate Swap	BOA	Pay	05/06/24	4,040	(18,494)	(14,454)
USD	19,992	5,100,000	7 Year USD SOFR Interest Rate Swap	BOA	Pay	06/06/24	38,761	(138,446)	(99,685)
USD	10,752	2,400,000	7 Year USD SOFR Interest Rate Swap	MSCI	Pay	06/06/24	3,420	(12,722)	(9,302)
Total							$101,318	$(320,547)	$(219,229)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

U.S. Treasury futures buy contracts:
136	USD	U.S. Treasury Note 10 Year Futures	June 2024	$15,015,443	$14,611,500	$(403,943)
1	USD	U.S. Treasury Note 5 Year Futures	June 2024	106,853	104,742	(2,111)
Total				$15,122,296	$14,716,242	$(406,054)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

U.S. Treasury futures sell contracts:
15	USD	U.S. Treasury Note 2 Year Futures	June 2024	(3,069,707)	(3,039,844)	$29,863
Total				$(3,069,707)	$(3,039,844)	$29,863
Net unrealized appreciation (depreciation)						$(376,191)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[8]	Payments received by the portfolio[8]	Value	Unrealized appreciation (depreciation)
USD	16,000	02/02/25	Annual	12 Month SOFR	4.600%	$123,384	$123,384
USD	29,500	02/05/25	Annual	12 Month SOFR	4.1	323,913	323,913
USD	29,500	02/05/25	Annual	4.600%	12Month SOFR	(196,542)	(196,542)
USD	27,500	02/06/25	Annual	12 Month SOFR	4.6	204,853	204,853
USD	3,400	04/17/25	Annual	3.750	12Month SOFR	(50,888)	(50,888)
USD	3,400	04/18/25	Annual	3.750	12Month SOFR	(50,841)	(50,841)
USD	6,600	04/24/25	Annual	4.000	12Month SOFR	(81,360)	(81,360)
USD	3,600	04/25/25	Annual	4.000	12Month SOFR	(44,788)	(44,788)
USD	18,600	06/21/25	Annual	12 Month SOFR	3.750	466,898	368,724
USD	1,700	06/21/26	Annual	12 Month SOFR	3.5	52,200	52,394
USD	3,000	12/21/27	Annual	12 Month SOFR	2.000	270,509	117,168
USD	4,400	03/20/29	Annual	12 Month SOFR	4.250	53,157	185,625
USD	4,200	04/10/29	Annual	3.940	12Month SOFR	(105,114)	(105,114)
USD	17,500	06/15/29	Annual	1.750	12Month SOFR	(2,363,115)	(1,398,469)
USD	2,300	11/09/29	Annual	12 Month SOFR	3.205	162,805	162,805
USD	2,300	11/09/29	Annual	12 Month SOFR	3.218	161,277	161,277
USD	2,400	11/09/29	Annual	12 Month SOFR	3.217	168,352	168,352
USD	1,300	12/21/29	Annual	12 Month SOFR	2.000	172,487	80,537
USD	1,400	03/08/30	Annual	12 Month SOFR	3.513	69,542	69,542
USD	1,400	03/08/30	Annual	12 Month SOFR	3.513	69,579	69,579
USD	500	03/08/30	Annual	12 Month SOFR	3.635	21,641	21,641
USD	2,900	04/10/30	Annual	3.560	12Month SOFR	(133,071)	(133,071)
USD	2,900	05/08/30	Annual	3.560	12Month SOFR	(179,896)	(179,896)
USD	400	05/08/30	Annual	3.550	12Month SOFR	(25,155)	(25,155)
USD	6,400	06/21/30	Annual	12 Month SOFR	3.000	514,192	439,262
USD	350	07/10/30	Annual	3.740	12Month SOFR	(17,192)	(17,192)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[8]	Payments received by the portfolio[8]	Value	Unrealized appreciation (depreciation)
USD	2,200	10/06/30	Annual	4.123%	12Month SOFR	$(50,136)	$(50,136)
USD	4,900	10/10/30	Annual	12 Month SOFR	4.185%	92,306	92,306
USD	1,300	10/10/30	Annual	4.145	12Month SOFR	(27,662)	(27,662)
USD	3,000	10/10/30	Annual	4.135	12Month SOFR	(65,667)	(65,667)
USD	3,200	10/10/30	Annual	4.118	12Month SOFR	(73,462)	(73,462)
USD	3,900	10/10/30	Annual	4.155	12Month SOFR	(80,607)	(80,607)
USD	500	10/10/30	Annual	4.320	12Month SOFR	(5,300)	(5,300)
USD	3,700	11/08/30	Annual	4.012	12Month SOFR	(105,029)	(105,029)
USD	4,000	11/08/30	Annual	4.180	12Month SOFR	(72,681)	(72,681)
USD	1,000	11/08/30	Annual	4.192	12Month SOFR	(17,441)	(17,441)
USD	7,000	12/20/30	Annual	12 Month SOFR	3.500	369,376	362,312
USD	2,200	12/22/30	Annual	12 Month SOFR	3.550	113,438	113,438
USD	4,300	01/10/31	Annual	3.705	12Month SOFR	(191,975)	(191,975)
USD	1,100	03/12/31	Annual	12 Month SOFR	3.71	46,130	46,130
USD	1,200	04/08/31	Annual	3.990	12Month SOFR	(28,982)	(28,982)
USD	1,800	04/08/31	Annual	3.959	12Month SOFR	(46,806)	(46,806)
USD	2,200	04/09/31	Annual	12 Month SOFR	3.013	181,448	181,448
USD	2,300	04/15/31	Annual	12 Month SOFR	3.17	167,472	167,472
USD	1,600	04/26/31	Annual	12 Month SOFR	3.232	109,889	109,889
USD	2,900	06/20/31	Annual	12 Month SOFR	3.75	103,429	81,603
USD	1,400	06/08/32	Annual	12 Month SOFR	2.451	215,293	215,293
USD	7,100	06/15/32	Annual	12 Month SOFR	1.750	1,325,190	525,034
USD	500	06/15/32	Annual	12 Month SOFR	1.750	103,574	73,475
USD	4,000	06/15/32	Annual	12 Month SOFR	2.550	582,969	582,969
USD	2,300	09/16/32	Annual	12 Month SOFR	2.998	248,439	248,439
USD	5,500	10/06/32	Annual	12 Month SOFR	3.275	474,921	474,921

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[8]	Payments received by the portfolio[8]	Value	Unrealized appreciation (depreciation)
USD	2,800	11/28/32	Annual	12 Month SOFR	3.368%	$216,361	$216,361
USD	600	12/21/32	Annual	12 Month SOFR	2.000	107,100	43,471
USD	1,400	03/08/33	Annual	12 Month SOFR	3.453	93,505	93,505
USD	3,100	03/08/33	Annual	12 Month SOFR	3.505	194,981	194,981
USD	1,000	03/08/33	Annual	3.510%	12Month SOFR	(62,526)	(62,526)
USD	700	06/08/33	Annual	12 Month SOFR	3.260	68,451	68,451
USD	5,600	12/20/33	Annual	3.500	12Month SOFR	(395,629)	(228,183)
USD	8,500	06/20/34	Annual	12 Month SOFR	3.75	368,270	104,306
USD	3,200	12/20/53	Annual	12 Month SOFR	3.500	447,752	254,870
USD	600	06/20/54	Annual	12 Month SOFR	3.5	51,728	17,014
USD	27,000	03/03/25	Quarterly	3 Month SOFR	1.350	1,113,293	1,113,293
USD	8,900	05/04/25	Quarterly	3 Month SOFR	1.500	403,268	403,268
Total						$5,561,507	$4,993,532

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$19,700,694	$108,921	$19,809,615
Mortgage-backed securities	—	30,859,798	—	30,859,798
U.S. government agency obligations	—	340,667,087	—	340,667,087
U.S. Treasury obligations	—	9,768,021	—	9,768,021
Short-term investments	—	1,056,409	—	1,056,409
Short-term U.S. Treasury obligations	—	1,365,188	—	1,365,188
Options purchased	—	195,117	—	195,117
Reverse Repurchase Agreement	—	39,622,982	—	39,622,982
Swaptions Purchased	—	520,630	—	520,630
Futures contracts	29,863	—	—	29,863

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Swap agreements	—	10,033,372	—	10,033,372
Total	$29,863	$453,789,298	$108,921	$453,928,082

Liabilities
Investments sold short
U.S. government agency obligations	$—	$(130,695,173)	$—	(130,695,173)
Options written	—	(529,963)	—	(529,963)
Swaptions written	—	(320,547)	—	(320,547)
Futures contracts	(406,054)	—	—	(406,054)
Swap agreements	—	(4,471,865)	—	(4,471,865)
Total	$(406,054)	$(136,017,548)	$—	$(136,423,602)

At April 30, 2024, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
1	Floating or variable rate securities. The rates disclosed are as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $20,251,276, represented 11.1% of the Portfolios net assets at period end.
3	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
4	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
5	Zero coupon bond.
6	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
7	Rates shown reflect yield at April 30, 2024.
8	Payments made or received are based on the notional amount.

PACE Intermediate Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Asset-backed securities—23.8%
Adams Outdoor Advertising LP,
Series 2023-1, Class A2,
6.967%, due 07/15/53[1]	$760,000	$775,786
Aligned Data Centers Issuer LLC,
Series 2022-1A, Class A2,
6.350%, due 10/15/47[1]	2,300,000	2,301,353
American Homes 4 Rent Trust,
Series 2014-SFR3, Class A,
3.678%, due 12/17/36[1]	415,596	410,082
Antares CLO Ltd.,
Series 2019-1A, Class BR,
3 mo. USD Term SOFR +3.350%,
8.675%, due 01/20/36[1,2]	1,730,000	1,749,585
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-4A, Class A,
5.490%, due 06/20/29[1]	1,620,000	1,603,753
BHG Securitization Trust,
Series 2022-C, Class B,
5.930%, due 10/17/35[1]	1,750,000	1,727,665
CARS-DB7 LP,
Series 2023-1A, Class A2,
6.500%, due 09/15/53[1]	893,438	878,026
CLI Funding VIII LLC,
Series 2023-1A, Class A,
6.310%, due 06/18/48[1]	928,678	920,233
Cogent Ipv4 LLC,
Series 2024-1A, Class A2,
7.924%, due 05/25/54[1]	1,830,000	1,830,732
College Avenue Student Loans LLC,
Series 2021-A, Class A1,
1 mo. USD Term SOFR +1.214%,
6.531%, due 07/25/51[1,2]	47,845	47,544
Series 2021-B, Class A2,
1.760%, due 06/25/52[1]	61,864	53,325
Series 2021-C, Class A1,
1 mo. USD Term SOFR +1.014%,
6.331%, due 07/26/55[1,2]	184,476	180,155
Series 2021-C, Class B,
2.720%, due 07/26/55[1]	89,914	78,028
Series 2021-C, Class A2,
2.320%, due 07/26/55[1]	92,926	79,371
Credit Acceptance Auto Loan Trust,
Series 2021-3A, Class A,
1.000%, due 05/15/30[1]	41,828	41,629
Series 2021-4, Class A,
1.260%, due 10/15/30[1]	199,404	196,982
Series 2022-1A, Class A,
4.600%, due 06/15/32[1]	495,000	490,633
Series 2022-3A, Class C,
8.450%, due 02/15/33[1]	2,300,000	2,375,724

PACE Intermediate Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Asset-backed securities—(continued)
DataBank Issuer LLC,
Series 2023-1A, Class A2,
5.116%, due 02/25/53[1]	$995,000	$931,830
EDvestinU Private Education Loan Issue No. 3 LLC,
Series 2021-A, Class A,
1.800%, due 11/25/45[1]	55,418	48,822
FREED ABS Trust,
Series 2022-4FP, Class B,
7.580%, due 12/18/29[1]	347,519	347,884
Golub Capital Partners ABS Funding Ltd.,
Series 2022-1A, Class A2B,
6.580%, due 07/22/30[1]	1,910,000	1,786,220
GoodLeap Sustainable Home Solutions Trust,
Series 2021-4GS, Class A,
1.930%, due 07/20/48[1]	168,962	127,852
Series 2021-5CS, Class A,
2.310%, due 10/20/48[1]	94,299	73,069
Lendmark Funding Trust,
Series 2021-1A, Class A,
1.900%, due 11/20/31[1]	210,000	189,829
Mariner Finance Issuance Trust,
Series 2021-AA, Class A,
1.860%, due 03/20/36[1]	180,000	164,997
Series 2022-AA, Class B,
7.200%, due 10/20/37[1]	1,830,000	1,832,098
MCF CLO 10 Ltd.,
Series 2023-1A, Class C,
3 mo. USD Term SOFR +4.200%,
9.529%, due 04/15/35[1,2]	630,000	635,194
Monroe Capital ABS Funding II Ltd.,
Series 2023-1A, Class A1,
6.650%, due 04/22/33[1]	1,700,000	1,690,552
Mosaic Solar Loan Trust,
Series 2022-1A, Class A,
2.640%, due 01/20/53[1]	155,004	129,487
Mosaic Solar Loans LLC,
Series 2017-2A, Class C,
2.000%, due 06/22/43[1]	3,551	3,528
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2B,
1 mo. USD Term SOFR +1.164%,
6.486%, due 12/15/59[1,2]	113,618	113,733
Series 2020-IA, Class B,
2.950%, due 04/15/69[1]	100,000	80,548
Series 2021-A, Class A,
0.840%, due 05/15/69[1]	48,827	42,312
Series 2021-DA, Class A,
U.S. (Fed) Prime Rate -1.990%,
6.510%, due 04/15/60[1,2]	222,918	214,320

PACE Intermediate Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Asset-backed securities—(continued)
Navient Student Loan Trust,
Series 2018-EA, Class A2,
4.000%, due 12/15/59[1]	$15,108	$14,815
Nelnet Student Loan Trust,
Series 2021-A, Class APT2,
1.360%, due 04/20/62[1]	348,631	313,051
Series 2021-BA, Class AFL,
1 mo. USD Term SOFR +0.894%,
6.210%, due 04/20/62[1,2]	495,788	491,922
Series 2021-CA, Class AFL,
1 mo. USD Term SOFR +0.854%,
6.170%, due 04/20/62[1,2]	312,122	309,583
New Economy Assets Phase 1 Sponsor LLC,
Series 2021-1, Class A1,
1.910%, due 10/20/61[1]	1,150,000	1,002,007
NextGear Floorplan Master Owner Trust,
Series 2023-1A, Class A2,
5.740%, due 03/15/28[1]	1,740,000	1,742,670
NFAS2 LLC,
Series 2022-1, Class B,
7.590%, due 09/15/28[1]	1,090,000	1,069,668
NMEF Funding LLC,
Series 2022-B, Class A2,
6.070%, due 06/15/29[1]	1,355,413	1,357,027
OneMain Financial Issuance Trust,
Series 2022-3A, Class A,
5.940%, due 05/15/34[1]	1,610,000	1,611,609
Oportun Issuance Trust,
Series 2022-3, Class B,
8.533%, due 01/08/30[1]	2,290,000	2,300,108
Oxford Finance Funding Trust,
Series 2023-1A, Class B,
7.879%, due 02/15/31[1]	1,970,000	1,911,085
Prodigy Finance DAC,
Series 2021-1A, Class A,
1 mo. USD Term SOFR +1.364%,
6.681%, due 07/25/51[1,2]	103,499	102,731
Regional Management Issuance Trust,
Series 2021-2, Class A,
1.900%, due 08/15/33[1]	245,000	218,916
Series 2022-2B, Class B,
8.510%, due 11/17/32[1]	2,360,000	2,425,403
Retained Vantage Data Centers Issuer LLC,
Series 2023-1A, Class A2A,
5.000%, due 09/15/48[1]	1,370,000	1,299,830
Santander Drive Auto Receivables Trust,
Series 2022-7, Class C,
6.690%, due 03/17/31	2,200,000	2,230,356

PACE Intermediate Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Asset-backed securities—(continued)
Sesac Finance LLC,
Series 2019-1, Class A2,
5.216%, due 07/25/49[1]	$114,300	$110,519
SLM Private Education Loan Trust,
Series 2010-C, Class A5,
1 mo. USD Term SOFR +4.864%,
10.186%, due 10/15/41[1,2]	318,299	341,623
SMB Private Education Loan Trust,
Series 2017-B, Class A2B,
1 mo. USD Term SOFR +0.864%,
6.186%, due 10/15/35[1,2]	41,836	41,758
Series 2018-A, Class A2B,
1 mo. USD Term SOFR +0.914%,
6.236%, due 02/15/36[1,2]	166,639	166,084
Series 2018-C, Class A2B,
1 mo. USD Term SOFR +0.864%,
6.186%, due 11/15/35[1,2]	226,101	224,623
Series 2021-A, Class A2A1,
1 mo. USD Term SOFR +0.844%,
6.166%, due 01/15/53[1,2]	408,763	404,885
Series 2021-A, Class B,
2.310%, due 01/15/53[1]	92,443	86,040
Series 2021-C, Class APT1,
1.390%, due 01/15/53[1]	129,892	113,335
SoFi Professional Loan Program LLC,
Series 2018-A, Class A2B,
2.950%, due 02/25/42[1]	30,329	29,654
Series 2020-C, Class AFX,
1.950%, due 02/15/46[1]	74,162	67,063
Stack Infrastructure Issuer LLC,
Series 2023-1A, Class A2,
5.900%, due 03/25/48[1]	740,000	727,750
Store Master Funding I-VII XIV XIX XX,
Series 2021-1A, Class A1,
2.120%, due 06/20/51[1]	1,005,550	857,489
TierPoint Issuer LLC,
Series 2023-1A, Class A2,
6.000%, due 06/25/53[1]	790,000	756,919
Vantage Data Centers Issuer LLC,
Series 2023-1A, Class A2,
6.316%, due 03/16/48[1]	1,070,000	1,061,022
Willis Engine Structured Trust VII,
Series 2023-A, Class A,
8.000%, due 10/15/48[1]	587,451	615,901
Total asset-backed securities (cost—$48,263,746)		48,158,327

Corporate bonds—46.6%
Aerospace & defense: 0.4%
BAE Systems PLC
5.125%, due 03/26/29[1]	850,000	834,402

PACE Intermediate Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Agriculture: 0.4%
Cargill, Inc.
5.125%, due 10/11/32[1]	$810,000	$791,272

Airlines: 0.6%
Air Canada Pass-Through Trust
Series 2017-1, Class AA,
3.300%, due 01/15/30[1]	40,230	35,987
American Airlines Pass-Through Trust
Series 2016-3, Class AA,
3.000%, due 10/15/28	83,538	75,508
Series 2016-1, Class AA,
3.575%, due 01/15/28	45,021	42,107
Series 2017-1, Class AA,
3.650%, due 02/15/29	27,162	25,203
Delta Air Lines Pass-Through Trust
Series 2020-1, Class AA,
2.000%, due 06/10/28	51,397	45,967
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
5.750%, due 01/20/26[1]	1,005,000	942,579
United Airlines Pass-Through Trust
Series 2019-2, Class AA,
2.700%, due 05/01/32	41,674	35,519
Series 2015-1, Class AA,
3.450%, due 12/01/27	29,956	27,974
Series 2018-1, Class AA,
3.500%, due 03/01/30	14,695	13,308
Series 2019-1, Class AA,
4.150%, due 08/25/31	52,787	48,876
		1,293,028
Banks: 14.6%
ASB Bank Ltd.
(fixed, converts to FRN on 06/17/27),
5.284%, due 06/17/32[1,2]	1,500,000	1,463,850
5.398%, due 11/29/27[1]	1,260,000	1,251,440
Bank of America Corp.
(fixed, converts to FRN on 01/20/27),
3.824%, due 01/20/28[2]	840,000	801,770
Bank of New York Mellon Corp.
(fixed, converts to FRN on 02/07/27),
3.442%, due 02/07/28[2]	1,400,000	1,329,667
Bank of New Zealand
4.846%, due 02/07/28[1]	1,075,000	1,049,778
Citigroup, Inc.
(fixed, converts to FRN on 06/03/30),
2.572%, due 06/03/31[2]	1,198,000	1,002,193
(fixed, converts to FRN on 03/31/30),
4.412%, due 03/31/31[2]	1,310,000	1,222,817

PACE Intermediate Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
Comerica Bank
4.000%, due 07/27/25	$800,000	$774,467
(fixed, converts to FRN on 08/25/32),
5.332%, due 08/25/33[2]	1,280,000	1,120,352
Fifth Third Bancorp
(fixed, converts to FRN on 07/28/29),
4.772%, due 07/28/30[2]	25,000	23,580
(fixed, converts to FRN on 10/27/27),
6.361%, due 10/27/28[2]	1,885,000	1,900,224
HSBC Holdings PLC
(fixed, converts to FRN on 06/04/30),
2.848%, due 06/04/31[2]	1,800,000	1,517,906
(fixed, converts to FRN on 11/03/27),
7.390%, due 11/03/28[2]	905,000	948,744
Huntington Bancshares, Inc.
(fixed, converts to FRN on 08/04/27),
4.443%, due 08/04/28[2]	647,000	619,824
Huntington National Bank
5.650%, due 01/10/30	1,240,000	1,217,891
ING Groep NV
(fixed, converts to FRN on 03/28/25),
3.869%, due 03/28/26[2]	1,400,000	1,374,304
JPMorgan Chase & Co.
(fixed, converts to FRN on 02/01/27),
3.782%, due 02/01/28[2]	793,000	756,572
KeyBank NA
5.850%, due 11/15/27	1,080,000	1,060,449
Lloyds Banking Group PLC
(fixed, converts to FRN on 03/18/27),
3.750%, due 03/18/28[2]	1,420,000	1,345,093
(fixed, converts to FRN on 11/15/32),
7.953%, due 11/15/33[2]	610,000	669,541
Morgan Stanley
(fixed, converts to FRN on 10/18/32),
6.342%, due 10/18/33[2]	885,000	917,882
NatWest Group PLC
(fixed, converts to FRN on 11/10/25),
7.472%, due 11/10/26[2]	1,030,000	1,053,682
Santander Holdings USA, Inc.
(fixed, converts to FRN on 09/09/25),
5.807%, due 09/09/26[2]	855,000	849,446
(fixed, converts to FRN on 03/09/28),
6.499%, due 03/09/29[2]	755,000	760,857
Skandinaviska Enskilda Banken AB
5.375%, due 03/05/29[1]	680,000	668,393
State Street Corp.
(fixed, converts to FRN on 11/04/27),
5.820%, due 11/04/28[2]	555,000	562,588
Truist Financial Corp.
(fixed, converts to FRN on 06/06/27),
4.123%, due 06/06/28[2]	1,370,000	1,308,442
(fixed, converts to FRN on 10/28/32),
6.123%, due 10/28/33[2]	580,000	579,209

PACE Intermediate Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
Wells Fargo & Co.
(fixed, converts to FRN on 03/02/32),
3.350%, due 03/02/33[2]	$1,525,000	$1,287,345
		29,438,306
Commercial services: 0.7%
Ashtead Capital, Inc.
5.500%, due 08/11/32[1]	1,500,000	1,438,226

Diversified financial services: 2.8%
Ally Financial, Inc.
(fixed, converts to FRN on 01/03/29),
6.848%, due 01/03/30[2]	1,005,000	1,015,451
Bread Financial Holdings, Inc.
9.750%, due 03/15/29[1]	1,410,000	1,466,318
Brightsphere Investment Group, Inc.
4.800%, due 07/27/26	585,000	563,115
Capital One Financial Corp.
(fixed, converts to FRN on 05/10/27),
4.927%, due 05/10/28[2]	1,400,000	1,366,402
(fixed, converts to FRN on 05/10/32),
5.268%, due 05/10/33[2]	164,000	155,317
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.
6.375%, due 02/01/27[1]	1,250,000	1,172,913
		5,739,516
Electric: 3.8%
Alexander Funding Trust II
7.467%, due 07/31/28[1]	1,145,000	1,194,643
Atlantica Sustainable Infrastructure PLC
4.125%, due 06/15/28[1]	1,110,000	1,005,167

PACE Intermediate Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Electric—(continued)
Duke Energy Florida LLC
5.950%, due 11/15/52	$880,000	$885,802
Duke Energy Ohio, Inc.
5.650%, due 04/01/53	590,000	565,303
Edison International
Series A,
(fixed, converts to FRN on 03/15/26),
5.375%, due 03/15/26[2,4]	1,360,000	1,302,873
MidAmerican Energy Co.
3.650%, due 04/15/29	204,000	189,402
Nevada Power Co.
Series GG,
5.900%, due 05/01/53	935,000	916,685
Southern California Edison Co.
5.950%, due 11/01/32	585,000	595,130
Vistra Operations Co. LLC
6.950%, due 10/15/33[1]	880,000	916,970
		7,571,975
Energy-Alternate Sources: 0.5%
NextEra Energy Partners LP
2.500%, due 06/15/26[1,3]	1,180,000	1,061,089

Healthcare-services: 0.5%
CommonSpirit Health
6.073%, due 11/01/27	965,000	984,176

Insurance: 11.0%
Athene Global Funding
2.550%, due 06/29/25[1]	1,600,000	1,535,923
Athene Holding Ltd.
6.650%, due 02/01/33	1,175,000	1,214,106

PACE Intermediate Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Insurance—(continued)
Corebridge Financial, Inc.
(fixed, converts to FRN on 12/15/27),
6.875%, due 12/15/52[2]	$1,280,000	$1,267,138
Enstar Finance LLC
(fixed, converts to FRN on 01/15/27),
5.500%, due 01/15/42[2]	1,500,000	1,414,898
Enstar Group Ltd.
4.950%, due 06/01/29	1,400,000	1,328,075
F&G Annuities & Life, Inc.
7.400%, due 01/13/28	2,110,000	2,168,471
First American Financial Corp.
2.400%, due 08/15/31	1,240,000	958,418
Global Atlantic Fin Co.
7.950%, due 06/15/33[1]	1,065,000	1,152,503
Intact Financial Corp.
5.459%, due 09/22/32[1]	915,000	892,254
Metropolitan Life Global Funding I
4.300%, due 08/25/29[1]	1,690,000	1,590,570
Reinsurance Group of America, Inc.
6.000%, due 09/15/33	1,125,000	1,129,701
RenaissanceRe Holdings Ltd.
3.600%, due 04/15/29	1,440,000	1,304,507
5.750%, due 06/05/33	1,645,000	1,603,488
SiriusPoint Ltd.
7.000%, due 04/05/29	795,000	793,052
Stewart Information Services Corp.
3.600%, due 11/15/31	1,700,000	1,384,196

PACE Intermediate Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Insurance—(continued)
Swiss Re Finance Luxembourg SA
(fixed, converts to FRN on 04/02/29),
5.000%, due 04/02/49[1,2]	$2,600,000	$2,489,500
		22,226,800
Investment companies: 2.2%
Blackstone Private Credit Fund
3.250%, due 03/15/27	209,000	191,802
7.300%, due 11/27/28[1]	1,525,000	1,566,182
Blue Owl Credit Income Corp.
7.750%, due 09/16/27	710,000	725,076
FS KKR Capital Corp.
7.875%, due 01/15/29	1,830,000	1,883,435
		4,366,495
Machinery-diversified: 0.3%
CNH Industrial Capital LLC
5.500%, due 01/12/29	645,000	642,789

Media: 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.375%, due 03/01/31[1]	1,005,000	953,680

Oil & gas: 0.5%
Sunoco LP
7.000%, due 05/01/29[1]	915,000	929,262

Pipelines: 1.2%
Energy Transfer LP
Series A,
3 mo. USD Term SOFR +4.290%,
9.597%, due 05/16/24[2,4]	2,420,000	2,420,225

Real estate investment trusts: 4.9%
Arbor Realty SR, Inc.
Series QIB,
8.500%, due 10/15/27[1]	1,790,000	1,718,748

PACE Intermediate Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Real estate investment trusts—(continued)
Blackstone Mortgage Trust, Inc.
3.750%, due 01/15/27[1]	$2,635,000	$2,360,638
Federal Realty OP LP
5.375%, due 05/01/28	905,000	894,703
HAT Holdings I LLC/HAT Holdings II LLC
3.375%, due 06/15/26[1]	1,515,000	1,408,069
SBA Tower Trust
6.599%, due 01/15/28[1]	2,300,000	2,334,562
Scentre Group Trust 1/Scentre Group Trust 2
4.375%, due 05/28/30[1]	1,363,000	1,275,953
		9,992,673
Retail: 0.4%
Macy's Retail Holdings LLC
5.875%, due 03/15/30[1,3]	835,000	795,915

Semiconductors: 0.7%
ams-OSRAM AG
12.250%, due 03/30/29[1]	1,400,000	1,400,882

Telecommunications: 0.6%
Connect Finco SARL/Connect U.S. Finco LLC
6.750%, due 10/01/26[1]	1,255,000	1,215,452
Total corporate bonds (cost—$94,119,183)		94,096,163

Loan assignments—11.6%
Aerospace & defense: 0.4%
Propulsion BC Finco SARL
3 mo. USD Term SOFR +3.750%,
9.058%, due 09/14/29[2,5]	872,790	876,247

PACE Intermediate Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Loan assignments—(continued)
Airlines: 1.2%
American Airlines, Inc.
6 mo. USD Term SOFR +3.500%,
8.775%, due 06/04/29[2]	$1,315,000	$1,318,840
United Airlines, Inc.
3 mo. USD Term SOFR +2.750%,
8.076%, due 02/22/31[2]	1,175,000	1,178,301
		2,497,141
Chemicals: 0.5%
INEOS Enterprises Holdings U.S. Finco LLC
3 mo. USD Term SOFR +3.750%,
9.193%, due 07/08/30[2]	1,032,413	1,032,732

Commercial services: 1.5%
MPH Acquisition Holdings LLC
2021 Term Loan B,
3 mo. USD Term SOFR +4.250%,
9.855%, due 09/01/28[2]	1,280,303	1,182,194
System One Holdings LLC
3 mo. USD Term SOFR +4.000%,
9.459%, due 03/02/28[2]	1,065,292	1,067,955
Verscend Holding Corp.
2021 Term Loan B,
U.S. (Fed) Prime Rate +3.000%,
11.500%, due 08/27/25[2]	837,089	837,298
		3,087,447

PACE Intermediate Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Loan assignments—(continued)
Diversified financial services: 0.6%
LendingTree, Inc.
1 mo. USD Term SOFR +3.750%,
9.180%, due 09/15/28[2]	$1,229,359	$1,191,249

Environmental control: 0.5%
MIP V Waste Holdings LLC
3 mo. USD Term SOFR +3.250%,
8.841%, due 12/08/28[2]	1,120,669	1,122,541

Health care products: 1.5%
Medline Borrower LP
1 mo. USD Term SOFR +2.750%,
8.068%, due 10/23/28[2]	1,112,465	1,114,924
Sotera Health Holdings LLC
1 mo. USD Term SOFR +3.750%,
9.067%, due 12/11/26[2]	1,885,750	1,889,295
		3,004,219
Healthcare-services: 0.5%
IQVIA, Inc.
3 mo. USD Term SOFR +2.000%,
7.309%, due 01/02/31[2]	997,500	1,001,410

Pharmaceuticals: 0.6%
Jazz Financing Lux SARL
1 mo. USD Term SOFR +3.000%,
8.430%, due 05/05/28[2]	1,169,960	1,176,547

Pipelines: 2.1%
AL NGPL Holdings LLC
3 mo. USD Term SOFR +3.750%,
8.556%, due 04/13/28[2]	1,160,622	1,162,943

PACE Intermediate Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Loan assignments—(continued)
Pipelines—(continued)
BCP Renaissance Parent LLC
3 mo. USD Term SOFR +3.500%,
8.829%, due 10/31/28[2]	$1,022,228	$1,025,806
Medallion Midland Acquisition LLC
3 mo. USD Term SOFR +3.500%,
8.830%, due 10/18/28[2]	907,725	910,847
UGI Energy Services LLC
1 mo. USD Term SOFR +3.250%,
8.666%, due 02/22/30[2]	1,167,163	1,172,638
		4,272,234
Real estate investment trusts: 0.4%
Starwood Property Trust, Inc.
2022 Term Loan B,
1 mo. USD Term SOFR +3.250%,
8.566%, due 11/18/27[2]	755,438	754,810

Software: 0.6%
Central Parent, Inc.
3 mo. USD Term SOFR +4.000%,
9.309%, due 07/06/29[2]	1,141,375	1,145,427

Telecommunications: 1.2%
Connect Finco SARL
0.000%, due 09/27/29[2]	1,015,000	983,281
Iridium Satellite LLC
1 mo. USD Term SOFR +2.500%,
7.816%, due 09/20/30[2]	1,089,260	1,089,598

PACE Intermediate Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Loan assignments—(continued)
Telecommunications—(continued)
Lumen Technologies, Inc.
1 mo. USD Term SOFR +6.000%,
11.316%, due 06/01/28[2]	$332,685	$281,119
		2,353,998
Total loan assignments (cost—$23,393,197)		23,516,002

Mortgage-backed securities—11.5%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class A5,
2.756%, due 05/15/53[1]	465,000	398,947
Bank,
Series 2022-BNK42, Class A5,
4.493%, due 06/15/55[2]	220,000	202,424
BBCMS Mortgage Trust,
Series 2019-C3, Class B,
4.096%, due 05/15/52	90,000	79,512
Benchmark Mortgage Trust,
Series 2019-B15, Class B,
3.564%, due 12/15/72	210,000	168,157
Series 2019-B15, Class C,
3.837%, due 12/15/72[2]	111,000	81,937
Series 2022-B35, Class A5,
4.592%, due 05/15/55[2]	270,000	243,413
BX Commercial Mortgage Trust,
Series 2021-XL2, Class A,
1 mo. USD Term SOFR +0.803%,
6.124%, due 10/15/38[1,2]	233,846	231,654
Series 2021-CIP, Class A,
1 mo. USD Term SOFR +1.035%,
6.357%, due 12/15/38[1,2]	215,000	212,581
BX Trust,
Series 2022-CLS, Class B,
6.300%, due 10/13/27[1]	2,020,000	1,873,066
Series 2022-GPA, Class B,
1 mo. USD Term SOFR +2.664%,
7.985%, due 08/15/41[1,2]	985,433	989,129
Series 2022-GPA, Class C,
1 mo. USD Term SOFR +3.213%,
8.534%, due 08/15/42[1,2]	936,162	939,087
Cantor Commercial Real Estate Lending,
Series 2019-CF3, Class B,
3.500%, due 01/15/53[2]	101,000	82,605
CD Mortgage Trust,
Series 2017-CD3, Class A4,
3.631%, due 02/10/50	300,000	274,345
Citigroup Commercial Mortgage Trust,
Series 2023-PRM3, Class B,
6.572%, due 07/10/28[1,2]	880,000	877,450

PACE Intermediate Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Cold Storage Trust,
Series 2020-ICE5, Class A,
1 mo. USD Term SOFR +1.014%,
6.334%, due 11/15/37[1,2]	$530,815	$529,654
COMM Mortgage Trust,
Series 2015-CR25, Class A3,
3.505%, due 08/10/48	219,018	213,855
Series 2014-CR16, Class A4,
4.051%, due 04/10/47	14,258	14,216
CRSO Trust
7.658%, due 07/10/28[2]	880,000	894,310
DC Commercial Mortgage Trust,
Series 2023-DC, Class B,
6.804%, due 09/12/40[1]	660,000	664,664
Extended Stay America Trust,
Series 2021-ESH, Class A,
1 mo. USD Term SOFR +1.194%,
6.516%, due 07/15/38[1,2]	374,845	374,376
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series K121, Class X1,
1.117%, due 10/25/30[2]	1,179,399	58,757
Series KL06, Class XFX,
1.467%, due 12/25/29[2]	720,000	36,304
Series K142, Class A2,
2.400%, due 03/25/32	385,000	317,338
Series K144, Class A2,
2.450%, due 04/25/32	270,000	222,879
Series K145, Class A2,
2.580%, due 05/25/32	605,000	503,593
Series KC02, Class A2,
3.370%, due 07/25/25	500,133	488,176
Federal Home Loan Mortgage Corp. Multifamily WI Certificates,
Series K146, Class A2,
2.920%, due 07/25/32	170,000	145,424
Federal National Mortgage Association-Aces,
Series 2022-M5, Class A3,
2.433%, due 01/01/34[2]	325,000	255,399
FRESB Mortgage Trust,
Series 2019-SB60, Class A10H,
3.500%, due 01/25/39[2]	158,910	144,182
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-MHC, Class A,
1 mo. USD Term SOFR +0.914%,
6.486%, due 04/15/38[1,2]	85,041	84,828
Series 2022-ACB, Class A,
30 day USD SOFR Average +1.400%,
6.730%, due 03/15/39[1,2]	360,000	355,500

PACE Intermediate Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
MF1 Trust,
Series 2021-W10, Class A,
1 mo. USD Term SOFR +1.070%,
6.391%, due 12/15/34[1,2]	$100,000	$99,500
Series 2021-W10, Class B,
1 mo. USD Term SOFR +1.370%,
6.691%, due 12/15/34[1,2]	370,000	364,681
Morgan Stanley Capital I Trust,
Series 2015-MS1, Class A4,
3.779%, due 05/15/48[2]	520,000	505,696
Series 2018-SUN, Class A,
1 mo. USD Term SOFR +1.201%,
6.520%, due 07/15/35[1,2]	290,000	289,456
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class A,
1 mo. USD Term SOFR +1.397%,
6.727%, due 03/15/39[1,2]	2,000,000	1,968,750
OAKST Commercial Mortgage Trust,
Series 2023-NLP, Class A,
6.298%, due 03/15/40[1,2]	2,050,000	2,025,371
One Bryant Park Trust,
Series 2019-OBP, Class A,
2.516%, due 09/15/54[1]	2,300,000	1,908,554
SCOTT Trust,
Series 2023-SFS, Class A,
5.910%, due 03/15/40[1]	870,000	860,855
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class A,
1 mo. USD Term SOFR +2.186%,
7.507%, due 05/15/37[1,2]	260,000	261,462
Wells Fargo Commercial Mortgage Trust,
Series 2018-C46, Class A4,
4.152%, due 08/15/51	135,000	125,649
Series 2018-C44, Class A5,
4.212%, due 05/15/51	445,000	416,742
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class C,
1 mo. USD Term SOFR +4.083%,
9.404%, due 11/15/27[1,2]	2,330,000	2,338,009
Total mortgage-backed securities (cost—$23,843,201)		23,122,487

Municipal bonds—0.4%
California: 0.1%
Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds,
6.574%, due 07/01/45	145,000	156,657
State of California, GO Bonds,
7.550%, due 04/01/39	70,000	82,273
		238,930

PACE Intermediate Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Michigan: 0.0%†
University of Michigan, Revenue Bonds,
Series B,
3.504%, due 04/01/52	$93,000	$68,976

Minnesota: 0.0%†
University of Minnesota, Revenue Bonds,
4.048%, due 04/01/52	78,000	63,692

New Jersey: 0.1%
New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue Bonds,
Series B,
6.561%, due 12/15/40	105,000	110,269
New Jersey Turnpike Authority, Taxable Refunding, Revenue Bonds,
Series B,
2.782%, due 01/01/40	25,000	17,901
		128,170
New York: 0.1%
New York State Dormitory Authority, Personal Income Tax, Refunding,Revenue Bonds,
Series C,
2.052%, due 03/15/30	120,000	100,910
Series C,
2.152%, due 03/15/31	165,000	135,815
		236,725
Texas: 0.1%
City of Houston TX, GO Bonds,
3.961%, due 03/01/47	85,000	69,848

PACE Intermediate Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Texas—(continued)
State of Texas, Public Finance Authority, Taxable Refunding, GO Bonds,
Series B,
2.754%, due 10/01/41	$50,000	$35,002
		104,850
Total municipal bonds (cost—$1,043,022)		841,343

Number of shares
Preferred stocks: 0.6%
Capital markets: 0.6%
Trinity Capital, Inc.* (cost—$1,250,000)	50,000	1,277,500

	Face amount
U.S. Treasury obligations: 2.1%
U.S. Treasury Bonds
1.375% due 08/15/50	4,550,000	2,220,080
3.625% due 02/15/53	1,250,000	1,021,289
U.S. Treasury Notes,
4.125%, due 03/31/29	1,075,000	1,046,950
Total U.S. Treasury obligations (cost—$4,897,597)		4,288,319

	Number of shares
Common stocks: 1.1%
Mortgage real estate investment: 1.1%
Ellington Financial, Inc.,Series C (cost—$2,335,000)	93,400	2,178,088

Short-term investments—2.1%
Investment companies: 0.9%
State Street Institutional U.S. Government Money Market Fund, 5.248%[6] (cost $1,856,249)	1,856,249	1,856,249

PACE Intermediate Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Short-term U.S. Treasury obligations—1.2%
U.S. Treasury Bills
5.220% due 07/25/24[6]	$1,300,000	$1,283,893
5.338% due 10/10/24[6]	1,200,000	1,172,035
Total short-term U.S. Treasury obligations (cost—$2,456,891)		2,455,928
Total Short-term investments (cost—$4,313,140)		4,312,177

	Number of shares
Investment of cash collateral from securities loaned—1.0%
Money market funds: 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.290%[6] (cost—$2,058,970)	2,058,970	2,058,970
Total investments (cost—$205,517,056)[7]—100.8%		203,849,376
Liabilities in excess of other assets—(0.8)%		(1,642,782)
Net assets—100.0%		$202,206,594

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

U.S. Treasury futures buy contracts:
103	USD	U.S. Long Bond Futures	June 2024	$12,179,039	$11,722,687	$(456,352)
110	USD	U.S. Treasury Note 10 Year Futures	June 2024	12,102,000	11,818,125	(283,875)
18	USD	U.S. Treasury Note 2 Year Futures	June 2024	3,683,997	3,647,813	(36,184)
150	USD	Ultra U.S. Treasury Bond Futures	June 2024	18,911,266	17,934,375	(976,891)
250	USD	Ultra U.S. Treasury Note 10 Year Futures	June 2024	28,375,397	27,554,687	(820,710)
Total				$75,251,699	$72,677,687	$(2,574,012)
U.S. Treasury futures sell contracts:
209	USD	U.S. Treasury Note 5 Year Futures	June 2024	$(22,298,806)	$(21,891,117)	$407,689
Total				$(22,298,806)	$(21,891,117)	$407,689
Net unrealized appreciation (depreciation)						$(2,166,323)

PACE Intermediate Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$2,178,088	$—	$—	$2,178,088
Preferred stocks	1,277,500	—	—	1,277,500
Asset-backed securities	—	46,327,595	1,830,732	48,158,327
Corporate bonds	—	94,096,163	—	94,096,163
Loan assignments	—	23,516,002	—	23,516,002
Mortgage-backed securities	—	23,122,487	—	23,122,487
Municipal bonds	—	841,343	—	841,343
U.S. Treasury obligations	—	4,288,319	—	4,288,319
Short-term investments	—	1,856,249	—	1,856,249
Short-term U.S. Treasury obligations	—	2,455,928	—	2,455,928
Investment of cash collateral from securities loaned	—	2,058,970	—	2,058,970
Futures contracts	407,689	—	—	407,689
Total	$3,863,277	$198,563,056	$1,830,732	$204,257,065

Liabilities
Futures contracts	$(2,574,012)	$—	$—	$(2,574,012)
Total	$(2,574,012)	$—	$—	$(2,574,012)

At April 30, 2024, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $102,488,665, represented 50.7% of the Portfolios net assets at period end.
2	Floating or variable rate securities. The rates disclosed are as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
3	Security, or portion thereof, was on loan at the period end.
4	Perpetual investment. Date shown reflects the next call date.
5	Position is unsettled. Contract rate was not determined at April 30, 2024 and does not take effect until settlement.
6	Rates shown reflect yield at April 30, 2024.
7	Includes $2,013,450 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,058,970 and non-cash collateral of $0.

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Asset-backed securities—16.4%
Accredited Mortgage Loan Trust,
Series 2004-2, Class A1,
1 mo. USD Term SOFR +0.404%,
6.011%, due 07/25/34[2]	268,978	$260,551
Adams Outdoor Advertising LP,
Series 2023-1, Class A2,
6.967%, due 07/15/53[3]	980,000	1,000,355
Aligned Data Centers Issuer LLC,
Series 2022-1A, Class A2,
6.350%, due 10/15/47[3]	3,000,000	3,001,765
Antares CLO Ltd.,
Series 2019-1A, Class BR,
3 mo. USD Term SOFR +3.350%,
8.675%, due 01/20/36[2,3]	2,270,000	2,295,699
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-2A, Class B,
1.900%, due 02/20/28[3]	122,000	109,180
Series 2023-2A, Class C,
6.180%, due 10/20/27[3]	135,000	133,404
Series 2023-4A, Class A,
5.490%, due 06/20/29[3]	2,100,000	2,078,939
Series 2024-1A, Class B,
5.850%, due 06/20/30[3]	135,000	133,654
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU1, Class D,
30 day USD SOFR Average +2.750%,
8.830%, due 06/25/47[2,3,4]	19,000	19,008
Series 2024-EDU1, Class C,
30 day USD SOFR Average +1.800%,
7.620%, due 06/25/47[2,3,4]	44,000	44,170
BHG Securitization Trust,
Series 2022-C, Class B,
5.930%, due 10/17/35[3]	2,340,000	2,310,135
BPCRE Ltd.,
Series 2022-FL2, Class A,
1 mo. USD Term SOFR +2.400%,
7.719%, due 01/16/37[2,3]	272,745	273,108
Business Jet Securities LLC,
Series 2024-1A, Class B,
6.924%, due 05/15/39[3]	100,000	100,042
Series 2024-1A, Class A,
6.197%, due 05/15/39[3]	117,000	116,256
CARS-DB7 LP,
Series 2023-1A, Class A2,
6.500%, due 09/15/53[3]	1,171,396	1,151,189
CHEC Loan Trust,
Series 2004-2, Class M1,
1 mo. USD Term SOFR +1.074%,
6.391%, due 06/25/34[2]	295,581	290,721

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Asset-backed securities—(continued)
CLI Funding VIII LLC,
Series 2023-1A, Class A,
6.310%, due 06/18/48[3]	1,179,421	$1,168,696
Cogent Ipv4 LLC,
Series 2024-1A, Class A2,
7.924%, due 05/25/54[3,4]	2,360,000	2,360,944
Compass Datacenters Issuer II LLC,
Series 2024-1A, Class B,
7.000%, due 02/25/49[3]	102,000	102,236
Series 2024-1A, Class A2,
5.750%, due 02/25/49[3]	121,000	118,823
Series 2024-1A, Class A1,
5.250%, due 02/25/49[3]	100,000	96,704
Credit Acceptance Auto Loan Trust,
Series 2022-3A, Class C,
8.450%, due 02/15/33[3]	3,050,000	3,150,416
CyrusOne Data Centers Issuer I LLC,
Series 2023-1A, Class A2,
4.300%, due 04/20/48[3]	260,000	241,264
DataBank Issuer LLC,
Series 2023-1A, Class A2,
5.116%, due 02/25/53[3]	1,285,000	1,203,418
Dell Equipment Finance Trust,
Series 2024-1, Class C,
5.730%, due 03/22/30[3]	100,000	99,460
Delta Funding Home Equity Loan Trust,
Series 1999-3, Class A1A,
1 mo. USD Term SOFR +0.934%,
6.256%, due 09/15/29[2]	25,522	24,367
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2D,
1 mo. USD Term SOFR +0.594%,
5.911%, due 10/25/36[2]	974,789	609,941
FREED ABS Trust,
Series 2022-4FP, Class B,
7.580%, due 12/18/29[3]	460,665	461,149
Frontier Issuer LLC,
Series 2023-1, Class A2,
6.600%, due 08/20/53[3]	303,000	302,681
FS Rialto Issuer LLC,
Series 2022-FL4, Class A,
30 day USD SOFR Average +1.900%,
7.230%, due 01/19/39[2,3]	800,000	799,705
GLS Auto Receivables Issuer Trust,
Series 2024-1A, Class D,
5.950%, due 12/17/29[3]	61,000	60,070
GoldenTree Loan Management U.S. CLO 4 Ltd.,
Series 2019-4A, Class ARR,
3 mo. USD Term SOFR +1.150%,
6.473%, due 04/24/31[2,3]	500,000	501,025

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Asset-backed securities—(continued)
Golub Capital Partners ABS Funding Ltd.,
Series 2022-1A, Class A2B,
6.580%, due 07/22/30[3]	2,580,000	$2,412,800
Gracie Point International Funding LLC,
Series 2024-1A, Class C,
90 day USD SOFR Average +3.500%,
8.858%, due 03/01/28[2,3]	100,000	100,308
Series 2024-1A, Class A,
90 day USD SOFR Average +1.700%,
7.058%, due 03/01/28[2,3]	108,000	108,265
GSAMP Trust,
Series 2006-HE4, Class A1,
1 mo. USD Term SOFR +0.394%,
5.711%, due 06/25/36[2]	534,710	513,052
HGI CRE CLO Ltd.,
Series 2022-FL3, Class A,
30 day USD SOFR Average +1.700%,
7.030%, due 04/20/37[2,3]	800,000	798,537
Hilton Grand Vacations Trust,
Series 2022-1D, Class D,
6.790%, due 06/20/34[3]	59,649	56,622
Series 2022-2A, Class B,
4.740%, due 01/25/37[3]	60,973	59,171
Series 2022-2A, Class A,
4.300%, due 01/25/37[3]	70,729	68,186
Series 2024-1B, Class C,
6.620%, due 09/15/39[3]	63,000	62,960
Series 2024-1B, Class B,
5.990%, due 09/15/39[3]	27,000	26,977
JP Morgan Mortgage Trust,
Series 2023-HE3, Class M1,
30 day USD SOFR Average +2.100%,
7.430%, due 05/25/54[2,3,5,6]	95,000	95,711
KREF Ltd.,
Series 2022-FL3, Class A,
1 mo. USD Term SOFR +1.450%,
6.769%, due 02/17/39[2,3]	600,000	597,393
LoanCore Issuer Ltd.,
Series 2021-CRE6, Class A,
1 mo. USD Term SOFR +1.414%,
6.736%, due 11/15/38[2,3]	557,187	550,175
M360 Ltd.,
Series 2021-CRE3, Class A,
1 mo. USD Term SOFR +1.614%,
6.930%, due 11/22/38[2,3]	573,665	567,022

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Asset-backed securities—(continued)
Mariner Finance Issuance Trust,
Series 2022-AA, Class B,
7.200%, due 10/20/37[3]	2,431,000	$2,433,787
MCF CLO 10 Ltd.,
Series 2023-1A, Class C,
3 mo. USD Term SOFR +4.200%,
9.529%, due 04/15/35[2,3]	820,000	826,760
MetroNet Infrastructure Issuer LLC,
Series 2022-1A, Class A2,
6.350%, due 10/20/52[3]	289,000	288,727
MF1 Ltd.,
Series 2022-FL8, Class A,
1 mo. USD Term SOFR +1.350%,
6.669%, due 02/19/37[2,3]	581,198	575,455
Monroe Capital ABS Funding II Ltd.,
Series 2023-1A, Class A1,
6.650%, due 04/22/33[3]	2,170,000	2,157,940
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE1, Class M2,
1 mo. USD Term SOFR +0.819%,
6.136%, due 12/25/34[2]	126,575	117,401
MVW LLC,
Series 2022-1A, Class B,
4.400%, due 11/21/39[3]	107,698	103,231
Series 2023-2A, Class C,
7.060%, due 11/20/40[3]	94,654	94,861
Series 2024-1A, Class B,
5.510%, due 02/20/43[3]	101,341	100,132
Navient Private Education Refi Loan Trust,
Series 2021-BA, Class A,
0.940%, due 07/15/69[3]	45,329	39,126
Series 2021-EA, Class A,
0.970%, due 12/16/69[3]	226,761	193,776
Series 2021-FA, Class A,
1.110%, due 02/18/70[3]	481,531	404,981
Series 2021-GA, Class A,
1.580%, due 04/15/70[3]	180,188	155,255
New Economy Assets Phase 1 Sponsor LLC,
Series 2021-1, Class A1,
1.910%, due 10/20/61[3]	1,500,000	1,306,965
NextGear Floorplan Master Owner Trust,
Series 2023-1A, Class A2,
5.740%, due 03/15/28[3]	2,250,000	2,253,453
NFAS2 LLC,
Series 2022-1, Class B,
7.590%, due 09/15/28[3]	1,460,000	1,432,766

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Asset-backed securities—(continued)
NMEF Funding LLC,
Series 2022-B, Class A2,
6.070%, due 06/15/29[3]	1,811,013	$1,813,170
OneMain Financial Issuance Trust,
Series 2022-2A, Class A,
4.890%, due 10/14/34[3]	288,000	285,519
Series 2022-3A, Class A,
5.940%, due 05/15/34[3]	2,120,000	2,122,119
Oportun Issuance Trust,
Series 2022-3, Class B,
8.533%, due 01/08/30[3]	3,040,000	3,053,418
Oxford Finance Funding Trust,
Series 2023-1A, Class B,
7.879%, due 02/15/31[3]	2,560,000	2,483,440
Pagaya AI Debt Trust,
Series 2024-3, Class A,
6.258%, due 10/15/31[3]	500,000	499,276
Prestige Auto Receivables Trust,
Series 2021-1A, Class D,
2.080%, due 02/15/28[3]	179,000	165,074
Series 2021-1A, Class C,
1.530%, due 02/15/28[3]	121,000	116,309
Regional Management Issuance Trust,
Series 2022-2B, Class B,
8.510%, due 11/17/32[3]	3,140,000	3,227,019
Residential Asset Securities Corp. Trust,
Series 2005-KS11, Class M2,
1 mo. USD Term SOFR +0.744%,
6.061%, due 12/25/35[2]	78,699	78,303
Retained Vantage Data Centers Issuer LLC,
Series 2023-1A, Class A2A,
5.000%, due 09/15/48[3]	1,790,000	1,698,319
Santander Drive Auto Receivables Trust,
Series 2022-7, Class C,
6.690%, due 03/17/31	3,000,000	3,041,394
Series 2024-1, Class C,
5.450%, due 03/15/30	50,000	49,386
Saxon Asset Securities Trust,
Series 2004-1, Class M1,
1 mo. USD Term SOFR +0.909%,
2.168%, due 03/25/35[2]	59,396	52,643
Series 2006-1, Class M1,
1 mo. USD Term SOFR +0.579%,
5.896%, due 03/25/36[2]	737,415	692,327
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class C,
5.510%, due 01/20/32[3]	68,000	67,111
Series 2024-1A, Class A2,
5.350%, due 06/21/27[3]	500,000	497,991

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Asset-backed securities—(continued)
Sierra Timeshare Receivables Funding LLC,
Series 2021-2A, Class C,
1.950%, due 09/20/38[3]	56,586	$52,630
Series 2021-2A, Class B,
1.800%, due 09/20/38[3]	23,977	22,442
Series 2022-2A, Class B,
5.040%, due 06/20/40[3]	105,733	102,768
Series 2023-2A, Class C,
7.300%, due 04/20/40[3]	86,867	87,456
Series 2023-3A, Class C,
7.120%, due 09/20/40[3]	101,164	101,100
Series 2024-1A, Class C,
5.940%, due 01/20/43[3]	103,989	103,055
SoFi Professional Loan Program LLC,
Series 2019-C, Class BFX,
3.050%, due 11/16/48[3]	158,000	130,314
Sotheby's Artfi Master Trust,
Series 2024-1A, Class A1,
6.430%, due 12/22/31[3]	171,000	170,983
Stack Infrastructure Issuer LLC,
Series 2023-1A, Class A2,
5.900%, due 03/25/48[3]	950,000	934,273
Series 2023-3A, Class A2,
5.900%, due 10/25/48[3]	185,000	182,407
Store Master Funding I-VII XIV XIX XX,
Series 2021-1A, Class A1,
2.120%, due 06/20/51[3]	1,350,592	1,151,726
Structured Asset Securities Corp.,
Series 2005-WF1, Class M1,
1 mo. USD Term SOFR +0.774%,
6.091%, due 02/25/35[2]	10,089	10,260
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2001-SB1, Class A2,
3.375%, due 08/25/31	25,010	24,894
Taco Bell Funding LLC,
Series 2018-1A, Class A2II,
4.940%, due 11/25/48[3]	231,458	221,582
TAL Advantage VII LLC,
Series 2020-1A, Class A,
2.050%, due 09/20/45[3]	62,375	56,299
TierPoint Issuer LLC,
Series 2023-1A, Class A2,
6.000%, due 06/25/53[3]	1,020,000	977,288
TIF Funding III LLC,
Series 2024-1A, Class B,
5.580%, due 04/20/49[3]	108,319	105,887

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Asset-backed securities—(continued)
Towd Point Mortgage Trust,
Series 2024-CES1, Class A1B,
6.049%, due 01/25/64[2,3,5,6]	96,315	$95,435
Series 2024-CES1, Class A1A,
5.848%, due 01/25/64[2,3,5,6]	139,656	138,380
Series 2024-CES2, Class A1A,
6.125%, due 02/25/64[2,3]	221,665	222,436
U.S. Bank NA,
Series 2023-1, Class B,
6.789%, due 08/25/32[3]	203,682	204,297
U.S. Small Business Administration,
Series 2005-20H, Class 1,
5.110%, due 08/01/25	19,631	19,421
Series 2007-20D, Class 1,
5.320%, due 04/01/27	100,580	98,059
Vantage Data Centers Issuer LLC,
Series 2023-1A, Class A2,
6.316%, due 03/16/48[3]	1,370,000	1,358,505
VMC Finance LLC,
Series 2022-FL5, Class A,
30 day USD SOFR Average +1.900%,
7.230%, due 02/18/39[2,3]	793,224	784,806
Willis Engine Structured Trust VII,
Series 2023-A, Class A,
8.000%, due 10/15/48[3]	770,427	807,739

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Asset-backed securities—(continued)
Ziply Fiber Issuer LLC,
Series 2024-1A, Class B,
7.810%, due 04/20/54[3]	155,000	$154,925
Total asset-backed securities (cost—$71,163,060)		71,383,055

Corporate bonds—48.3%
Advertising: 0.0%†
Clear Channel Outdoor Holdings, Inc.
5.125%, due 08/15/27[3]	40,000	37,077
7.875%, due 04/01/30[3]	20,000	19,609
9.000%, due 09/15/28[3,7]	15,000	15,421
		72,107
Aerospace & defense: 0.6%
AAR Escrow Issuer LLC
6.750%, due 03/15/29[3]	15,000	15,081
BAE Systems PLC
5.125%, due 03/26/29[3]	1,100,000	1,079,815
Boeing Co.
2.700%, due 02/01/27	100,000	91,142
2.750%, due 02/01/26	300,000	282,649
3.450%, due 11/01/28	200,000	178,494
5.805%, due 05/01/50	405,000	358,394
5.930%, due 05/01/60	100,000	87,408
Bombardier, Inc.
6.000%, due 02/15/28[3,7]	20,000	19,504
7.250%, due 07/01/31[3]	10,000	10,025
8.750%, due 11/15/30[3]	30,000	31,917
L3Harris Technologies, Inc.
5.400%, due 07/31/33	110,000	107,148

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Aerospace & defense—(continued)
Rolls-Royce PLC
5.750%, due 10/15/27[3]	200,000	$197,806
RTX Corp.
5.750%, due 11/08/26	100,000	100,717
TransDigm, Inc.
6.375%, due 03/01/29[3]	55,000	54,580
6.625%, due 03/01/32[3]	30,000	29,949
6.750%, due 08/15/28[3]	60,000	60,255
6.875%, due 12/15/30[3]	40,000	40,272
		2,745,156
Agriculture: 0.3%
BAT Capital Corp.
6.343%, due 08/02/30	200,000	205,056
Cargill, Inc.
5.125%, due 10/11/32[3]	1,085,000	1,059,914
Darling Ingredients, Inc.
6.000%, due 06/15/30[3]	15,000	14,572
Imperial Brands Finance PLC
3.500%, due 07/26/26[3]	200,000	190,100
		1,469,642
Airlines: 0.5%
Air Canada
3.875%, due 08/15/26[3]	40,000	37,945
American Airlines Pass-Through Trust
Series 2016-2, Class AA,
3.200%, due 06/15/28	202,350	185,217
Series 2015-2, Class AA,
3.600%, due 09/22/27	186,303	174,194
American Airlines, Inc.
7.250%, due 02/15/28[3,7]	25,000	25,142

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Airlines—(continued)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 04/20/26[3]		66,667	$65,893
5.750%, due 04/20/29[3]		95,000	91,745
Continental Airlines Pass-Through Trust
Series 2012-2, Class A,
4.000%, due 10/29/24		95,573	94,683
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
5.750%, due 01/20/26[3]		1,295,000	1,214,567
JetBlue Pass-Through Trust
Series 2019-1, Class A,
2.950%, due 05/15/28		245,132	216,210
Spirit Airlines Pass-Through Trust
Series 2015-1A,
4.100%, due 04/01/28		53,909	49,207
United Airlines Holdings, Inc.
4.875%, due 01/15/25		25,000	24,734
United Airlines, Inc.
4.625%, due 04/15/29[3]		35,000	32,257
			2,211,794
Apparel: 0.1%
Birkenstock Financing SARL
5.250%, due 04/30/29[8]	EUR	100,000	106,618
Crocs, Inc.
4.125%, due 08/15/31[3]		25,000	20,979
Tapestry, Inc.
7.700%, due 11/27/30		100,000	103,776
			231,373

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Auto manufacturers: 0.8%
American Honda Finance Corp.
Secured Overnight Financing Rate Index +0.670%,
6.023%, due 01/10/25[2]		200,000	$200,486
Secured Overnight Financing Rate Index +0.700%,
6.050%, due 11/22/24[2]		100,000	100,270
Daimler Truck Finance North America LLC
2.000%, due 12/14/26[3]		200,000	182,799
Secured Overnight Financing Rate +0.750%,
6.103%, due 12/13/24[2,3]		200,000	200,468
Ford Motor Credit Co. LLC
3.375%, due 11/13/25		200,000	192,003
5.800%, due 03/05/27		200,000	198,675
Hyundai Capital America
0.875%, due 06/14/24[3]		200,000	198,814
5.250%, due 01/08/27[3]		200,000	197,630
5.875%, due 04/07/25[3]		200,000	199,969
5.950%, due 09/21/26[3]		100,000	100,335
Jaguar Land Rover Automotive PLC
4.500%, due 07/15/28[8]	EUR	200,000	210,527
Nissan Motor Acceptance Co. LLC
2.000%, due 03/09/26[3]		100,000	92,305
2.750%, due 03/09/28[3]		200,000	174,939
Nissan Motor Co. Ltd.
3.522%, due 09/17/25[3]		200,000	192,729
4.810%, due 09/17/30[3]		200,000	181,910

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Auto manufacturers—(continued)
Volkswagen Bank GmbH
2.500%, due 07/31/26[8]	EUR	700,000	$723,017
Volkswagen Group of America Finance LLC
2.850%, due 09/26/24[3]		200,000	197,584
			3,544,460
Auto parts & equipment: 0.1%
Adient Global Holdings Ltd.
8.250%, due 04/15/31[3]		5,000	5,192
Clarios Global LP
6.750%, due 05/15/25[3]		20,000	20,004
Dana, Inc.
4.500%, due 02/15/32		10,000	8,484
5.625%, due 06/15/28		5,000	4,818
Goodyear Tire & Rubber Co.
5.000%, due 07/15/29		20,000	18,139
5.250%, due 04/30/31		45,000	40,355
IHO Verwaltungs GmbH
6.375% Cash or 7.125% PIK,
6.375%, due 05/15/29[3,9]		20,000	19,661
3.875% Cash or 4.625% PIK,
3.875%, due 05/15/27[8,9]	EUR	100,000	103,708
ZF Europe Finance BV
3.000%, due 10/23/29[8]		200,000	195,565
ZF North America Capital, Inc.
6.750%, due 04/23/30[3]		15,000	15,031
6.875%, due 04/14/28[3]		40,000	40,268
7.125%, due 04/14/30[3]		15,000	15,337
			486,562

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Banks: 14.0%
ABN AMRO Bank NV
(fixed, converts to FRN on 03/13/32),
3.324%, due 03/13/37[2,3]	200,000	$160,176
(fixed, converts to FRN on 10/13/25),
6.575%, due 10/13/26[2,3]	200,000	201,255
ASB Bank Ltd.
(fixed, converts to FRN on 06/17/27),
5.284%, due 06/17/32[2,3]	1,700,000	1,659,030
5.398%, due 11/29/27[3]	1,680,000	1,668,586
Australia & New Zealand Banking Group Ltd.
5.671%, due 10/03/25	250,000	250,873
Banco Santander SA
4.379%, due 04/12/28	200,000	189,391
5.147%, due 08/18/25	200,000	197,605

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Bank of America Corp.
(fixed, converts to FRN on 02/13/30),
2.496%, due 02/13/31[2]	290,000	$244,060
(fixed, converts to FRN on 04/29/30),
2.592%, due 04/29/31[2]	200,000	168,196
(fixed, converts to FRN on 02/04/32),
2.972%, due 02/04/33[2]	270,000	222,900
(fixed, converts to FRN on 04/24/27),
3.705%, due 04/24/28[2]	100,000	94,692
(fixed, converts to FRN on 01/20/27),
3.824%, due 01/20/28[2]	200,000	190,898
Series MM,
(fixed, converts to FRN on 01/28/25),
4.300%, due 01/28/25[2,10]	20,000	19,457
Series RR,
(fixed, converts to FRN on 01/27/27),
4.375%, due 01/27/27[2,10]	200,000	183,423
(fixed, converts to FRN on 04/27/27),
4.376%, due 04/27/28[2]	250,000	241,636
(fixed, converts to FRN on 07/22/27),
4.948%, due 07/22/28[2]	225,000	220,722
(fixed, converts to FRN on 01/20/26),
5.080%, due 01/20/27[2]	200,000	197,879
(fixed, converts to FRN on 01/23/34),
5.468%, due 01/23/35[2]	130,000	126,421
(fixed, converts to FRN on 09/15/28),
5.819%, due 09/15/29[2]	200,000	201,177
Series AA,
(fixed, converts to FRN on 03/17/25),
6.100%, due 03/17/25[2,10]	140,000	139,753
Series X,
(fixed, converts to FRN on 09/05/24),
6.250%, due 09/05/24[2,10]	47,000	46,847
Bank of Montreal
5.300%, due 06/05/26	105,000	104,551
Bank of New York Mellon Corp.
(fixed, converts to FRN on 02/07/27),
3.442%, due 02/07/28[2]	1,760,000	1,671,581
Series I,
(fixed, converts to FRN on 12/20/26),
3.750%, due 12/20/26[2,10]	75,000	67,395
(fixed, converts to FRN on 03/14/29),
4.975%, due 03/14/30[2]	200,000	195,819
Bank of New Zealand
4.846%, due 02/07/28[3]	1,390,000	1,357,388
Bank of Nova Scotia
5.350%, due 12/07/26	170,000	169,159
Banque Federative du Credit Mutuel SA
4.753%, due 07/13/27[3]	200,000	195,027
5.896%, due 07/13/26[3]	200,000	201,025

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Barclays PLC
4.836%, due 05/09/28	535,000	$510,746
(fixed, converts to FRN on 05/16/28),
4.972%, due 05/16/29[2]	200,000	192,965
(fixed, converts to FRN on 09/13/33),
6.692%, due 09/13/34[2]	250,000	258,853
(fixed, converts to FRN on 11/02/32),
7.437%, due 11/02/33[2]	400,000	432,681
(fixed, converts to FRN on 09/15/29),
8.000%, due 03/15/29[2,10]	200,000	196,671
BNP Paribas SA
3.375%, due 01/09/25[3]	200,000	196,700
(fixed, converts to FRN on 01/12/27),
4.625%, due 01/12/27[2,3,10]	200,000	178,338
(fixed, converts to FRN on 05/20/29),
5.497%, due 05/20/30[2,3,7]	200,000	196,641
BPCE SA
(fixed, converts to FRN on 10/19/28),
6.714%, due 10/19/29[2,3]	250,000	257,267
CaixaBank SA
(fixed, converts to FRN on 03/15/29),
5.673%, due 03/15/30[2,3]	200,000	196,529
Citibank NA
5.864%, due 09/29/25	100,000	100,488
Citigroup, Inc.
(fixed, converts to FRN on 01/10/27),
3.887%, due 01/10/28[2]	660,000	630,905
(fixed, converts to FRN on 03/31/30),
4.412%, due 03/31/31[2]	1,745,000	1,628,866
Series V,
(fixed, converts to FRN on 01/30/25),
4.700%, due 01/30/25[2,10]	22,000	21,377
Series U,
(fixed, converts to FRN on 09/12/24),
5.000%, due 09/12/24[2,10]	39,000	38,631
Series Z,
(fixed, converts to FRN on 05/15/28),
7.375%, due 05/15/28[2,7,10]	140,000	143,555
Citizens Financial Group, Inc.
Series B,
3 mo. USD Term SOFR +3.265%,
8.567%, due 07/06/24[2,10]	60,000	57,156
Series C,
3 mo. USD Term SOFR +3.419%,
8.721%, due 07/06/24[2,10]	80,000	76,999
Comerica Bank
4.000%, due 07/27/25[7]	1,020,000	987,446
(fixed, converts to FRN on 08/25/32),
5.332%, due 08/25/33[2]	1,690,000	1,479,215
Danske Bank AS
(fixed, converts to FRN on 03/01/29),
5.705%, due 03/01/30[2,3]	200,000	197,506

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Deutsche Bank AG
(fixed, converts to FRN on 11/26/24),
3.961%, due 11/26/25[2]	200,000	$197,386
(fixed, converts to FRN on 02/08/27),
5.706%, due 02/08/28[2]	200,000	198,130
(fixed, converts to FRN on 11/20/28),
6.819%, due 11/20/29[2]	200,000	205,554
Fifth Third Bancorp
(fixed, converts to FRN on 11/01/26),
1.707%, due 11/01/27[2]	40,000	36,153
(fixed, converts to FRN on 04/25/32),
4.337%, due 04/25/33[2]	105,000	92,910
(fixed, converts to FRN on 07/28/29),
4.772%, due 07/28/30[2]	35,000	33,012
(fixed, converts to FRN on 01/29/31),
5.631%, due 01/29/32[2]	40,000	38,872
(fixed, converts to FRN on 10/27/27),
6.361%, due 10/27/28[2]	2,430,000	2,449,625
Series H,
3 mo. USD Term SOFR +3.295%,
8.597%, due 05/31/24[2,10]	115,000	111,645
Goldman Sachs Bank USA
Secured Overnight Financing Rate +0.770%,
6.124%, due 03/18/27[2]	200,000	200,148
Goldman Sachs Group, Inc.
(fixed, converts to FRN on 10/21/26),
1.948%, due 10/21/27[2]	100,000	91,308
(fixed, converts to FRN on 04/22/31),
2.615%, due 04/22/32[2]	400,000	327,496
(fixed, converts to FRN on 09/29/24),
3.272%, due 09/29/25[2]	200,000	197,804
3.500%, due 04/01/25	100,000	98,007
Series U,
(fixed, converts to FRN on 08/10/26),
3.650%, due 08/10/26[2,10]	45,000	40,919
Series T,
(fixed, converts to FRN on 05/10/26),
3.800%, due 05/10/26[2,10]	20,000	18,751
Series V,
(fixed, converts to FRN on 11/10/26),
4.125%, due 11/10/26[2,10]	50,000	46,223
(fixed, converts to FRN on 08/23/27),
4.482%, due 08/23/28[2]	265,000	256,024
3 mo. USD Term SOFR +2.012%,
7.337%, due 10/28/27[2]	200,000	206,343
Grupo Aval Ltd.
4.375%, due 02/04/30[3]	70,000	58,100

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
HSBC Holdings PLC
(fixed, converts to FRN on 06/04/30),
2.848%, due 06/04/31[2]	2,000,000	$1,686,562
(fixed, converts to FRN on 09/09/31),
4.700%, due 03/09/31[2,10]	200,000	163,159
(fixed, converts to FRN on 08/11/32),
5.402%, due 08/11/33[2]	200,000	193,332
(fixed, converts to FRN on 03/09/33),
6.254%, due 03/09/34[2]	600,000	612,818
(fixed, converts to FRN on 11/03/27),
7.390%, due 11/03/28[2]	1,205,000	1,263,245
Huntington Bancshares, Inc.
(fixed, converts to FRN on 08/04/27),
4.443%, due 08/04/28[2]	830,000	795,138
Series G,
(fixed, converts to FRN on 10/15/27),
4.450%, due 10/15/27[2,7,10]	8,000	7,088
Series F,
(fixed, converts to FRN on 07/15/30),
5.625%, due 07/15/30[2,10]	19,000	16,969
(fixed, converts to FRN on 02/02/34),
5.709%, due 02/02/35[2]	85,000	81,490
Series E,
3 mo. USD Term SOFR +3.142%,
8.470%, due 07/15/24[2,7,10]	124,000	118,721
Huntington National Bank
5.650%, due 01/10/30	1,645,000	1,615,670
ING Groep NV
(fixed, converts to FRN on 03/28/25),
3.869%, due 03/28/26[2]	1,800,000	1,766,962
(fixed, converts to FRN on 11/16/27),
3.875%, due 05/16/27[2,10]	227,000	185,888
(fixed, converts to FRN on 03/19/29),
5.335%, due 03/19/30[2]	200,000	195,944
(fixed, converts to FRN on 11/16/26),
5.750%, due 11/16/26[2,10]	200,000	188,765
Secured Overnight Financing Rate +1.560%,
6.913%, due 09/11/27[2]	200,000	202,914
Intesa Sanpaolo SpA
Series XR,
4.000%, due 09/23/29[3]	200,000	181,289
7.200%, due 11/28/33[3]	200,000	209,005
(fixed, converts to FRN on 11/21/32),
8.248%, due 11/21/33[2,3]	200,000	217,034

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
JPMorgan Chase & Co.
(fixed, converts to FRN on 06/23/24),
0.969%, due 06/23/25[2]	100,000	$99,247
(fixed, converts to FRN on 09/22/26),
1.470%, due 09/22/27[2]	200,000	181,385
(fixed, converts to FRN on 06/01/27),
2.182%, due 06/01/28[2]	250,000	226,004
(fixed, converts to FRN on 02/24/27),
2.947%, due 02/24/28[2]	200,000	186,163
(fixed, converts to FRN on 01/23/28),
3.509%, due 01/23/29[2]	200,000	186,359
(fixed, converts to FRN on 01/29/26),
3.960%, due 01/29/27[2]	100,000	97,079
(fixed, converts to FRN on 04/23/28),
4.005%, due 04/23/29[2]	650,000	613,673
Series HH,
(fixed, converts to FRN on 02/01/25),
4.600%, due 02/01/25[2,10]	16,000	15,738
Series FFF,
(fixed, converts to FRN on 08/01/24),
5.000%, due 08/01/24[2,10]	45,000	44,776
(fixed, converts to FRN on 07/24/28),
5.299%, due 07/24/29[2]	200,000	197,865
(fixed, converts to FRN on 01/23/34),
5.336%, due 01/23/35[2]	150,000	145,398
(fixed, converts to FRN on 10/22/26),
6.070%, due 10/22/27[2]	200,000	202,351

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Series CC,
3 mo. USD Term SOFR +2.842%,
8.170%, due 08/01/24[2,10]	45,000	$45,244
KeyBank NA
5.850%, due 11/15/27[7]	1,435,000	1,409,022
Lloyds Bank PLC
7.500%, due 04/02/32[2,8]	800,000	502,136
Lloyds Banking Group PLC
(fixed, converts to FRN on 03/18/27),
3.750%, due 03/18/28[2]	1,785,000	1,690,839
(fixed, converts to FRN on 01/05/34),
5.679%, due 01/05/35[2,7]	200,000	195,089
(fixed, converts to FRN on 11/15/32),
7.953%, due 11/15/33[2]	810,000	889,063
(fixed, converts to FRN on 03/27/30),
8.000%, due 09/27/29[2,7,10]	200,000	197,512
M&T Bank Corp.
Series I,
(fixed, converts to FRN on 09/01/26),
3.500%, due 09/01/26[2,10]	190,000	147,821
Series G,
(fixed, converts to FRN on 08/01/24),
5.000%, due 08/01/24[2,10]	56,000	53,300
Mitsubishi UFJ Financial Group, Inc.
2.193%, due 02/25/25	200,000	194,332
Mizuho Financial Group, Inc.
(fixed, converts to FRN on 05/22/29),
3.261%, due 05/22/30[2]	200,000	178,333

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Banks—(continued)
Morgan Stanley
3.591%, due 07/22/28[2]		300,000	$282,292
(fixed, converts to FRN on 03/21/29),
3.790%, due 03/21/30[2]	EUR	100,000	106,110
(fixed, converts to FRN on 02/01/28),
5.123%, due 02/01/29[2]		200,000	196,832
(fixed, converts to FRN on 07/20/28),
5.449%, due 07/20/29[2]		200,000	198,777
(fixed, converts to FRN on 01/18/34),
5.466%, due 01/18/35[2]		45,000	43,779
(fixed, converts to FRN on 04/19/34),
5.831%, due 04/19/35[2]		70,000	69,972
(fixed, converts to FRN on 01/19/33),
5.948%, due 01/19/38[2]		90,000	87,474
(fixed, converts to FRN on 10/18/32),
6.342%, due 10/18/33[2]		1,380,000	1,431,274
Morgan Stanley Bank NA
Secured Overnight Financing Rate + 1.080%,
6.433%, due 01/14/28[2]		250,000	251,927
NatWest Group PLC
(fixed, converts to FRN on 11/28/30),
3.032%, due 11/28/35[2]		550,000	451,575
(fixed, converts to FRN on 05/22/27),
3.073%, due 05/22/28[2]		200,000	184,847
(fixed, converts to FRN on 03/02/33),
6.016%, due 03/02/34[2,7]		200,000	200,057
(fixed, converts to FRN on 11/10/25),
7.472%, due 11/10/26[2]		1,370,000	1,401,500
Nordea Bank Abp
1.500%, due 09/30/26[3]		200,000	181,418
PNC Financial Services Group, Inc.
Series T,
(fixed, converts to FRN on 09/15/26),
3.400%, due 09/15/26[2,10]		304,000	262,075
Series S,
(fixed, converts to FRN on 11/01/26),
5.000%, due 11/01/26[2,10]		22,000	20,810
(fixed, converts to FRN on 01/21/27),
5.300%, due 01/21/28[2]		130,000	128,870
Series W,
(fixed, converts to FRN on 03/15/30),
6.250%, due 03/15/30[2,10]		75,000	70,508
(fixed, converts to FRN on 10/20/33),
6.875%, due 10/20/34[2]		85,000	90,220
Royal Bank of Canada
4.950%, due 04/25/25		140,000	139,135

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Santander Holdings USA, Inc.
(fixed, converts to FRN on 01/06/27),
2.490%, due 01/06/28[2]	1,200,000	$1,087,364
(fixed, converts to FRN on 09/09/25),
5.807%, due 09/09/26[2]	1,140,000	1,132,595
(fixed, converts to FRN on 03/09/28),
6.499%, due 03/09/29[2]	1,145,000	1,153,883
Santander U.K. Group Holdings PLC
(fixed, converts to FRN on 01/10/28),
6.534%, due 01/10/29[2]	100,000	101,864
(fixed, converts to FRN on 11/21/25),
6.833%, due 11/21/26[2]	400,000	404,331
Skandinaviska Enskilda Banken AB
(fixed, converts to FRN on 05/13/25),
5.125%, due 05/13/25[2,8,10]	200,000	194,240
5.375%, due 03/05/29[3]	885,000	869,893
Societe Generale SA
(fixed, converts to FRN on 01/10/33),
6.691%, due 01/10/34[2,3]	300,000	306,462
Standard Chartered PLC
(fixed, converts to FRN on 05/21/24),
3.785%, due 05/21/25[2,3]	200,000	199,544
(fixed, converts to FRN on 07/06/26),
6.187%, due 07/06/27[2,3]	100,000	100,539
State Street Corp.
(fixed, converts to FRN on 02/06/25),
1.746%, due 02/06/26[2]	115,000	111,259
(fixed, converts to FRN on 03/30/25),
2.901%, due 03/30/26[2]	80,000	77,830
(fixed, converts to FRN on 11/04/27),
5.820%, due 11/04/28[2]	740,000	750,117
Sumitomo Mitsui Financial Group, Inc.
1.902%, due 09/17/28	200,000	171,961
2.632%, due 07/14/26	145,000	136,552
3.010%, due 10/19/26	50,000	47,098
Svenska Handelsbanken AB
5.250%, due 06/15/26[3]	250,000	249,083
Toronto-Dominion Bank
3.766%, due 06/06/25	100,000	98,053
5.532%, due 07/17/26	85,000	85,061

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Truist Financial Corp.
(fixed, converts to FRN on 06/06/27),
4.123%, due 06/06/28[2]	1,720,000	$1,642,715
Series Q,
(fixed, converts to FRN on 09/01/30),
5.100%, due 03/01/30[2,10]	15,000	13,551
(fixed, converts to FRN on 01/26/33),
5.122%, due 01/26/34[2]	200,000	186,355
(fixed, converts to FRN on 06/08/33),
5.867%, due 06/08/34[2]	170,000	166,805
(fixed, converts to FRN on 10/28/32),
6.123%, due 10/28/33[2]	770,000	768,949
Series L,
3 mo. USD Term SOFR + 3.364%,
8.693%, due 12/15/24[2,7,10]	73,000	73,622
U.S. Bancorp
Series N,
(fixed, converts to FRN on 01/15/27),
3.700%, due 01/15/27[2,10]	205,000	176,419
(fixed, converts to FRN on 02/01/33),
4.839%, due 02/01/34[2]	200,000	184,556
(fixed, converts to FRN on 01/23/29),
5.384%, due 01/23/30[2]	65,000	64,096
Wells Fargo & Co.
(fixed, converts to FRN on 10/30/24),
2.406%, due 10/30/25[2]	400,000	393,136
(fixed, converts to FRN on 02/11/30),
2.572%, due 02/11/31[2]	470,000	397,693
(fixed, converts to FRN on 06/17/26),
3.196%, due 06/17/27[2]	200,000	189,998
(fixed, converts to FRN on 03/02/32),
3.350%, due 03/02/33[2]	1,915,000	1,616,567
Series BB,
(fixed, converts to FRN on 03/15/26),
3.900%, due 03/15/26[2,10]	60,000	56,909
(fixed, converts to FRN on 01/23/34),
5.499%, due 01/23/35[2]	130,000	126,280
(fixed, converts to FRN on 07/25/28),
5.574%, due 07/25/29[2]	200,000	199,361
(fixed, converts to FRN on 10/23/33),
6.491%, due 10/23/34[2]	130,000	135,347
(fixed, converts to FRN on 09/15/28),
7.625%, due 09/15/28[2,7,10]	50,000	52,282
Wells Fargo Bank NA
5.450%, due 08/07/26	100,000	99,948
5.550%, due 08/01/25	100,000	100,053

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Banks—(continued)
Westpac Banking Corp.
(fixed, converts to FRN on 11/18/31),
3.020%, due 11/18/36[2]		240,000	$192,916
5.512%, due 11/17/25		145,000	145,368
			60,931,696
Beverages: 0.2%
Constellation Brands, Inc.
4.800%, due 01/15/29		100,000	97,242
JDE Peet's NV
4.500%, due 01/23/34[8]	EUR	200,000	215,567
Molson Coors Beverage Co.
4.200%, due 07/15/46		300,000	235,211
Suntory Holdings Ltd.
2.250%, due 10/16/24[3]		200,000	196,634
			744,654
Biotechnology: 0.1%
Amgen, Inc.
5.750%, due 03/02/63		240,000	229,241
Regeneron Pharmaceuticals, Inc.
1.750%, due 09/15/30		300,000	239,509
			468,750
Building Materials: 0.1%
Builders FirstSource, Inc.
4.250%, due 02/01/32[3]		15,000	13,065
6.375%, due 06/15/32[3]		30,000	29,689
Camelot Return Merger Sub, Inc.
8.750%, due 08/01/28[3]		30,000	29,493
Carrier Global Corp.
5.800%, due 11/30/25		200,000	200,369

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Building Materials—(continued)
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.625%, due 12/15/30[3]	40,000	$39,642
JELD-WEN, Inc.
4.875%, due 12/15/27[3,7]	35,000	33,218
Knife River Corp.
7.750%, due 05/01/31[3]	30,000	31,160
Masonite International Corp.
3.500%, due 02/15/30[3]	50,000	43,813
5.375%, due 02/01/28[3]	5,000	5,024
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.750%, due 04/01/32[3]	15,000	14,897
Standard Industries, Inc.
3.375%, due 01/15/31[3]	15,000	12,287
4.375%, due 07/15/30[3]	20,000	17,713
4.750%, due 01/15/28[3]	45,000	42,445
Summit Materials LLC/Summit Materials Finance Corp.
7.250%, due 01/15/31[3]	15,000	15,410
		528,225
Chemicals: 0.1%
Avient Corp.
7.125%, due 08/01/30[3]	40,000	40,471
Axalta Coating Systems Dutch Holding B BV
7.250%, due 02/15/31[3]	20,000	20,397
INEOS Finance PLC
6.750%, due 05/15/28[3]	30,000	29,476
7.500%, due 04/15/29[3,7]	40,000	40,186

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Chemicals—(continued)
International Flavors & Fragrances, Inc.
2.300%, due 11/01/30[3]	200,000	$162,218
NOVA Chemicals Corp.
4.250%, due 05/15/29[3,7]	15,000	12,555
5.250%, due 06/01/27[3]	24,000	22,577
8.500%, due 11/15/28[3]	20,000	21,021
Olympus Water U.S. Holding Corp.
4.250%, due 10/01/28[3,7]	65,000	58,572
9.750%, due 11/15/28[3]	15,000	15,917
Tronox, Inc.
4.625%, due 03/15/29[3]	35,000	31,223
WR Grace Holdings LLC
4.875%, due 06/15/27[3]	15,000	14,237
		468,850
Commercial services: 0.7%
ADT Security Corp.
4.125%, due 08/01/29[3]	55,000	49,717
Allied Universal Holdco LLC
7.875%, due 02/15/31[3]	25,000	25,055
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625%, due 06/01/28[3]	20,000	17,964
APi Group DE, Inc.
4.125%, due 07/15/29[3]	25,000	22,042
4.750%, due 10/15/29[3]	20,000	18,169
Ashtead Capital, Inc.
5.500%, due 08/11/32[3]	1,700,000	1,629,990

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Commercial services—(continued)
Boost Newco Borrower LLC
7.500%, due 01/15/31[3]		45,000	$46,444
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV
8.500%, due 01/15/31[8]	GBP	100,000	133,077
CoStar Group, Inc.
2.800%, due 07/15/30[3]		200,000	166,032
Duke University
Series 2020,
2.682%, due 10/01/44		300,000	208,807
Emory University
Series 2020,
2.143%, due 09/01/30		200,000	167,422
HealthEquity, Inc.
4.500%, due 10/01/29[3]		45,000	40,987
Herc Holdings, Inc.
5.500%, due 07/15/27[3]		15,000	14,569
Korn Ferry
4.625%, due 12/15/27[3,7]		60,000	56,896
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750%, due 04/15/26[3]		80,000	78,994
6.250%, due 01/15/28[3]		40,000	39,077
United Rentals North America, Inc.
5.250%, due 01/15/30		45,000	43,158
6.125%, due 03/15/34[3]		25,000	24,410
Verisure Midholding AB
5.250%, due 02/15/29[8]	EUR	100,000	102,718
Wand NewCo 3, Inc.
7.625%, due 01/30/32[3]		40,000	40,664

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Commercial services—(continued)
Williams Scotsman, Inc.
7.375%, due 10/01/31[3]		25,000	$25,539
Worldline SA
4.125%, due 09/12/28[8]	EUR	100,000	104,064
ZipRecruiter, Inc.
5.000%, due 01/15/30[3,7]		20,000	17,594
			3,073,389
Computers: 0.1%
ASGN, Inc.
4.625%, due 05/15/28[3]		55,000	51,326
Dell International LLC/EMC Corp.
5.850%, due 07/15/25		200,000	200,340
Presidio Holdings, Inc.
4.875%, due 02/01/27[3]		65,000	64,882
			316,548
Cosmetics/Personal Care: 0.0%†
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
6.625%, due 07/15/30[3]		40,000	40,024

Distribution & wholesale: 0.0%†
H&E Equipment Services, Inc.
3.875%, due 12/15/28[3]		20,000	17,698
Resideo Funding, Inc.
4.000%, due 09/01/29[3]		40,000	35,075
Ritchie Bros Holdings, Inc.
6.750%, due 03/15/28[3]		15,000	15,142
7.750%, due 03/15/31[3]		25,000	25,928
Windsor Holdings III LLC
8.500%, due 06/15/30[3]		25,000	26,038
			119,881

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Diversified financial services: 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, due 01/30/32	290,000	$242,105
4.450%, due 04/03/26	200,000	195,348
5.100%, due 01/19/29	200,000	195,068
Ally Financial, Inc.
2.200%, due 11/02/28	200,000	169,179
Series C,
(fixed, converts to FRN on 05/15/28),
4.700%, due 05/15/28[2,10]	104,000	80,480
5.750%, due 11/20/25[7]	15,000	14,878
(fixed, converts to FRN on 01/03/29),
6.848%, due 01/03/30[2]	1,285,000	1,298,363
American Express Co.
Series D,
(fixed, converts to FRN on 09/15/26),
3.550%, due 09/15/26[2,10]	140,000	127,734
(fixed, converts to FRN on 07/28/33),
5.625%, due 07/28/34[2]	100,000	97,857
(fixed, converts to FRN on 04/23/26),
5.645%, due 04/23/27[2]	200,000	200,047
(fixed, converts to FRN on 10/30/25),
6.338%, due 10/30/26[2]	200,000	201,596
Avolon Holdings Funding Ltd.
5.750%, due 03/01/29[3]	200,000	196,928
Bread Financial Holdings, Inc.
9.750%, due 03/15/29[3]	1,805,000	1,877,095

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Brightsphere Investment Group, Inc.
4.800%, due 07/27/26	755,000	$726,755
Capital One Financial Corp.
Series M,
(fixed, converts to FRN on 09/01/26),
3.950%, due 09/01/26[2,7,10]	235,000	202,495
(fixed, converts to FRN on 05/10/27),
4.927%, due 05/10/28[2]	1,700,000	1,659,202
(fixed, converts to FRN on 02/01/29),
5.700%, due 02/01/30[2]	125,000	123,272
(fixed, converts to FRN on 06/08/33),
6.377%, due 06/08/34[2]	45,000	45,293
Charles Schwab Corp.
Series H,
(fixed, converts to FRN on 12/01/30),
4.000%, due 12/01/30[2,10]	256,000	208,352
Series G,
(fixed, converts to FRN on 06/01/25),
5.375%, due 06/01/25[2,10]	15,000	14,833
GGAM Finance Ltd.
6.875%, due 04/15/29[3]	15,000	14,986
Jane Street Group/JSG Finance, Inc.
7.125%, due 04/30/31[3]	25,000	25,157
Lazard Group LLC
4.375%, due 03/11/29	100,000	94,111
LeasePlan Corp. NV
2.875%, due 10/24/24[3,7]	200,000	197,385

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Lehman Brothers Holdings, Inc.
0.000%, due 12/30/13[4,11]	1,900,000	$570
1.000%, due 01/24/13[12]	4,500,000	1,350
1.000%, due 12/30/49	900,000	270
Navient Corp.
Series A,
5.625%, due 01/25/25	100,000	99,593
OneMain Finance Corp.
3.500%, due 01/15/27	40,000	36,800
3.875%, due 09/15/28	45,000	39,610
7.125%, due 03/15/26[7]	15,000	15,137
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.
6.375%, due 02/01/27[3]	1,660,000	1,557,628
		9,959,477
Electric: 6.1%
Adani Electricity Mumbai Ltd.
3.949%, due 02/12/30[3]	262,000	216,478
AES Corp.
2.450%, due 01/15/31	200,000	160,883
Alexander Funding Trust II
7.467%, due 07/31/28[3]	1,475,000	1,538,951
Algonquin Power & Utilities Corp.
5.365%, due 06/15/26	200,000	197,911
Alliant Energy Finance LLC
5.950%, due 03/30/29[3]	100,000	100,973
Ameren Corp.
5.000%, due 01/15/29	200,000	195,059

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
American Electric Power Co., Inc.
5.950%, due 11/01/32		195,000	$197,032
Appalachian Power Co.
Series AA,
2.700%, due 04/01/31		200,000	164,662
Atlantica Sustainable Infrastructure PLC
4.125%, due 06/15/28[3]		1,495,000	1,353,806
AusNet Services Holdings Pty. Ltd.
(fixed, converts to FRN on 09/11/26),
1.625%, due 03/11/81[2,7,8]	EUR	100,000	98,445
Avangrid, Inc.
3.800%, due 06/01/29		1,600,000	1,459,486
Black Hills Corp.
2.500%, due 06/15/30		200,000	163,674
Calpine Corp.
3.750%, due 03/01/31[3]		45,000	38,922
4.625%, due 02/01/29[3]		43,000	39,499
5.000%, due 02/01/31[3]		44,000	39,871
5.125%, due 03/15/28[3]		30,000	28,457
CenterPoint Energy Houston Electric LLC
5.200%, due 10/01/28		200,000	199,339
Constellation Energy Generation LLC
6.125%, due 01/15/34		200,000	204,653
6.500%, due 10/01/53		50,000	51,894

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
Dominion Energy, Inc.
Series C,
2.250%, due 08/15/31		200,000	$159,296
Series C,
(fixed, converts to FRN on 04/15/27),
4.350%, due 01/15/27[2,10]		60,000	54,938
5.375%, due 11/15/32		270,000	262,650
DTE Energy Co.
5.100%, due 03/01/29		200,000	195,255
Duke Energy Florida LLC
5.950%, due 11/15/52		1,175,000	1,182,748
Duke Energy Progress LLC
2.000%, due 08/15/31[7]		1,200,000	951,661
Edison International
Series B,
(fixed, converts to FRN on 03/15/27),
5.000%, due 12/15/26[2,10]		235,000	220,831
Series A,
(fixed, converts to FRN on 03/15/26),
5.375%, due 03/15/26[2,10]		1,810,000	1,733,971
Electricite de France SA
(fixed, converts to FRN on 12/06/28),
7.500%, due 09/06/28[2,8,10]	EUR	200,000	232,586
Elia Group SA
(fixed, converts to FRN on 06/15/28),
5.850%, due 03/15/28[2,8,10]		100,000	109,180
Enel Finance America LLC
7.100%, due 10/14/27[3]		500,000	521,188

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
EPH Financing International AS
6.651%, due 11/13/28[8]	EUR	200,000	$219,598
Eversource Energy
5.500%, due 01/01/34		80,000	77,005
5.950%, due 02/01/29		100,000	101,141
Exelon Corp.
2.750%, due 03/15/27		200,000	185,150
5.150%, due 03/15/29		200,000	196,588
Georgia Power Co.
5.004%, due 02/23/27		200,000	198,152
Secured Overnight Financing Rate Index + 0.750%,
6.098%, due 05/08/25[2]		200,000	200,776
Indianapolis Power & Light Co.
5.700%, due 04/01/54[3]		65,000	61,708
IPALCO Enterprises, Inc.
4.250%, due 05/01/30		200,000	183,537
Leeward Renewable Energy Operations LLC
4.250%, due 07/01/29[3]		25,000	20,690
MidAmerican Energy Co.
3.650%, due 04/15/29		1,400,000	1,299,814
Monongahela Power Co.
3.550%, due 05/15/27[3]		1,800,000	1,701,013
National Rural Utilities Cooperative Finance Corp.
4.800%, due 03/15/28		100,000	98,349

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
Nevada Power Co.
Series GG,
5.900%, due 05/01/53		1,245,000	$1,220,613
New York State Electric & Gas Corp.
2.150%, due 10/01/31[3]		1,400,000	1,087,614
NextEra Energy Capital Holdings, Inc.
3.550%, due 05/01/27		1,700,000	1,606,933
5.749%, due 09/01/25		165,000	165,106
Niagara Mohawk Power Corp.
4.278%, due 12/15/28[3]		300,000	280,699
NRG Energy, Inc.
3.625%, due 02/15/31[3]		50,000	42,328
3.875%, due 02/15/32[3]		3,000	2,528
5.250%, due 06/15/29[3]		50,000	47,290
(fixed, converts to FRN on 03/15/28),
10.250%, due 03/15/28[2,3,10]		40,000	43,125
Orsted AS
(fixed, converts to FRN on 12/08/28),
5.250%, due 12/31/99[2,8]	EUR	200,000	216,401
Pacific Gas & Electric Co.
3.150%, due 01/01/26		100,000	95,602
3.400%, due 08/15/24		200,000	198,334
4.300%, due 03/15/45		425,000	317,078
5.550%, due 05/15/29		200,000	197,799
6.400%, due 06/15/33		200,000	203,505
6.950%, due 03/15/34		100,000	105,683

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
PacifiCorp
2.700%, due 09/15/30		100,000	$84,430
5.100%, due 02/15/29		200,000	197,551
5.450%, due 02/15/34		90,000	86,421
Southern California Edison Co.
5.150%, due 06/01/29		200,000	196,806
5.850%, due 11/01/27		100,000	101,123
5.950%, due 11/01/32		775,000	788,420
Southern Co.
Series A,
3.700%, due 04/30/30		200,000	180,983
Series B,
(fixed, converts to FRN on 01/15/26),
4.000%, due 01/15/51[2]		435,000	414,953
Southwestern Electric Power Co.
Series M,
4.100%, due 09/15/28		200,000	187,853
SSE PLC
(fixed, converts to FRN on 04/21/28),
4.000%, due 01/21/28[2,8,10]	EUR	100,000	103,622
Vattenfall AB
(fixed, converts to FRN on 08/17/28),
6.875%, due 08/17/83[2,8]	GBP	100,000	127,127
Vistra Operations Co. LLC
4.375%, due 05/01/29[3]		25,000	22,761
5.000%, due 07/31/27[3]		105,000	99,931
5.500%, due 09/01/26[3]		10,000	9,759
6.875%, due 04/15/32[3]		40,000	39,833
6.950%, due 10/15/33[3]		1,125,000	1,172,262

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
WEC Energy Group, Inc.
1.800%, due 10/15/30		200,000	$159,709
			26,422,002
Electrical components & equipment: 0.0%†
Energizer Holdings, Inc.
4.750%, due 06/15/28[3]		30,000	27,259
6.500%, due 12/31/27[3,7]		20,000	19,757
EnerSys
6.625%, due 01/15/32[3]		25,000	24,897
WESCO Distribution, Inc.
6.375%, due 03/15/29[3]		20,000	19,868
6.625%, due 03/15/32[3]		20,000	19,906
			111,687
Electronics: 0.1%
EquipmentShare.com, Inc.
8.625%, due 05/15/32[3]		5,000	5,087
Honeywell International, Inc.
4.125%, due 11/02/34	EUR	200,000	218,159
Imola Merger Corp.
4.750%, due 05/15/29[3]		75,000	69,060
Sensata Technologies BV
4.000%, due 04/15/29[3]		20,000	17,905
5.875%, due 09/01/30[3]		35,000	33,767
TD SYNNEX Corp.
6.100%, due 04/12/34		210,000	208,542
TTM Technologies, Inc.
4.000%, due 03/01/29[3]		15,000	13,416
			565,936
Energy-Alternate Sources: 0.3%
NextEra Energy Partners LP
2.500%, due 06/15/26[3,7]		1,540,000	1,384,811

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Engineering & construction: 0.1%
Abertis Infraestructuras Finance BV
(fixed, converts to FRN on 02/24/26),
3.248%, due 11/24/25[2,8,10]	EUR	200,000	$207,021
Artera Services LLC
8.500%, due 02/15/31[3]		30,000	30,698
Global Infrastructure Solutions, Inc.
5.625%, due 06/01/29[3]		25,000	22,461
Sydney Airport Finance Co. Pty. Ltd.
3.375%, due 04/30/25[3]		300,000	292,462
			552,642
Entertainment: 0.3%
Banijay Entertainment SASU
7.000%, due 05/01/29[8]	EUR	100,000	111,802
8.125%, due 05/01/29[3]		25,000	25,580
Caesars Entertainment, Inc.
6.500%, due 02/15/32[3]		15,000	14,779
Churchill Downs, Inc.
6.750%, due 05/01/31[3]		60,000	59,565
Cirsa Finance International SARL
7.875%, due 07/31/28[8]	EUR	200,000	225,167
Light & Wonder International, Inc.
7.500%, due 09/01/31[3]		20,000	20,397
Live Nation Entertainment, Inc.
4.750%, due 10/15/27[3]		35,000	32,986
6.500%, due 05/15/27[3]		25,000	25,049

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Entertainment—(continued)
Merlin Entertainments Group U.S. Holdings, Inc.
7.375%, due 02/15/31[3]	20,000	$20,094
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, due 05/01/29[3]	45,000	41,049
Raptor Acquisition Corp./Raptor Co.-Issuer LLC
4.875%, due 11/01/26[3]	45,000	42,779
Six Flags Entertainment Corp.
7.250%, due 05/15/31[3]	15,000	14,968
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.
6.625%, due 05/01/32[3,4]	15,000	14,940
Six Flags Theme Parks, Inc.
7.000%, due 07/01/25[3]	33,000	33,072
Warnermedia Holdings, Inc.
4.054%, due 03/15/29	300,000	273,655
5.141%, due 03/15/52	220,000	168,501
		1,124,383
Environmental control: 0.0%†
Enviri Corp.
5.750%, due 07/31/27[3]	45,000	42,086
GFL Environmental, Inc.
6.750%, due 01/15/31[3]	10,000	10,081
		52,167

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Food: 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.625%, due 01/15/27[3]		20,000	$19,110
5.875%, due 02/15/28[3]		20,000	19,599
6.500%, due 02/15/28[3]		45,000	44,959
Bellis Acquisition Co. PLC
3.250%, due 02/16/26[8]	GBP	200,000	245,559
Bimbo Bakeries USA, Inc.
5.375%, due 01/09/36[3]		200,000	189,834
Campbell Soup Co.
5.400%, due 03/21/34[7]		120,000	117,067
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
6.500%, due 12/01/52		45,000	42,599
Kroger Co.
5.400%, due 01/15/49		115,000	107,148
Performance Food Group, Inc.
4.250%, due 08/01/29[3]		45,000	40,337
5.500%, due 10/15/27[3]		40,000	38,719
Post Holdings, Inc.
6.250%, due 02/15/32[3]		20,000	19,733
Sysco Corp.
6.600%, due 04/01/50		184,000	199,740
U.S. Foods, Inc.
4.625%, due 06/01/30[3]		25,000	22,733
6.875%, due 09/15/28[3]		15,000	15,128
7.250%, due 01/15/32[3]		20,000	20,422
			1,142,687

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Food service: 0.0%†
Aramark Services, Inc.
5.000%, due 02/01/28[3]		55,000	$52,221

Gas: 0.2%
APA Infrastructure Ltd.
(fixed, converts to FRN on 02/09/29),
7.125%, due 11/09/83[2,8]	EUR	100,000	113,657
National Fuel Gas Co.
2.950%, due 03/01/31		300,000	246,630
NiSource, Inc.
3.600%, due 05/01/30		200,000	180,098
Southern California Gas Co.
2.950%, due 04/15/27		100,000	93,457
Southwest Gas Corp.
4.050%, due 03/15/32		200,000	178,087
			811,929
Hand & machine tools: 0.1%
Regal Rexnord Corp.
6.400%, due 04/15/33[3]		260,000	262,109

Healthcare-products: 0.1%
Medline Borrower LP
3.875%, due 04/01/29[3]		125,000	111,979
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.250%, due 04/01/29[3]		30,000	29,808
Zimmer Biomet Holdings, Inc.
5.350%, due 12/01/28		200,000	199,121
			340,908
Healthcare-services: 0.6%
Acadia Healthcare Co., Inc.
5.000%, due 04/15/29[3]		55,000	51,655
Centene Corp.
2.625%, due 08/01/31		300,000	240,042

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Healthcare-services—(continued)
CommonSpirit Health
6.073%, due 11/01/27	1,290,000	$1,315,634
DaVita, Inc.
3.750%, due 02/15/31[3]	15,000	12,343
4.625%, due 06/01/30[3]	15,000	13,142
HCA, Inc.
3.125%, due 03/15/27	200,000	187,057
4.125%, due 06/15/29	49,000	45,530
5.500%, due 06/01/33	95,000	92,290
ICON Investments Six DAC
5.809%, due 05/08/27[4]	200,000	200,098
IQVIA, Inc.
5.000%, due 10/15/26[3]	40,000	39,122
Legacy LifePoint Health LLC
4.375%, due 02/15/27[3]	15,000	14,048
LifePoint Health, Inc.
9.875%, due 08/15/30[3]	10,000	10,413
Molina Healthcare, Inc.
3.875%, due 05/15/32[3]	30,000	25,103
4.375%, due 06/15/28[3]	30,000	27,824
Select Medical Corp.
6.250%, due 08/15/26[3]	30,000	30,011
Tenet Healthcare Corp.
4.625%, due 06/15/28	35,000	32,936
6.250%, due 02/01/27	70,000	69,717
6.750%, due 05/15/31[3]	55,000	55,109
UnitedHealth Group, Inc.
5.875%, due 02/15/53	185,000	188,363
		2,650,437

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Holding companies-divers: 0.0%†
Benteler International AG
10.500%, due 05/15/28[3]	25,000	$26,615

Home builders: 0.0%†
Beazer Homes USA, Inc.
7.500%, due 03/15/31[3]	20,000	19,769
KB Home
4.000%, due 06/15/31	20,000	17,369
7.250%, due 07/15/30	30,000	30,709
Mattamy Group Corp.
4.625%, due 03/01/30[3]	30,000	26,737
Shea Homes LP/Shea Homes Funding Corp.
4.750%, due 02/15/28	70,000	65,722
Thor Industries, Inc.
4.000%, due 10/15/29[3]	5,000	4,323
		164,629
Household products: 0.0%†
Coty, Inc.
5.000%, due 04/15/26[3]	20,000	19,614
6.500%, due 04/15/26[3]	10,000	10,007
Edgewell Personal Care Co.
5.500%, due 06/01/28[3]	25,000	24,124
		53,745
Insurance: 7.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.250%, due 10/15/27[3]	40,000	37,312
6.750%, due 04/15/28[3]	70,000	69,926
7.000%, due 01/15/31[3]	15,000	15,047

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Insurance—(continued)
AmWINS Group, Inc.
4.875%, due 06/30/29[3]	30,000	$27,272
6.375%, due 02/15/29[3]	10,000	9,879
Athene Global Funding
2.550%, due 06/29/25[3]	1,800,000	1,727,914
5.583%, due 01/09/29[3]	200,000	198,136
5.684%, due 02/23/26[3]	200,000	199,532
Athene Holding Ltd.
6.650%, due 02/01/33	1,555,000	1,606,753
Corebridge Financial, Inc.
4.350%, due 04/05/42	130,000	104,226
5.750%, due 01/15/34	95,000	93,323
(fixed, converts to FRN on 12/15/27),
6.875%, due 12/15/52[2]	1,690,000	1,673,018
Corebridge Global Funding
5.750%, due 07/02/26[3]	100,000	99,470
Enstar Finance LLC
(fixed, converts to FRN on 01/15/27),
5.500%, due 01/15/42[2]	2,000,000	1,886,530
Enstar Group Ltd.
4.950%, due 06/01/29	1,850,000	1,754,956
Equitable Holdings, Inc.
4.350%, due 04/20/28	300,000	285,767
F&G Annuities & Life, Inc.
7.400%, due 01/13/28	2,715,000	2,790,236
Fidelity National Financial, Inc.
3.400%, due 06/15/30	200,000	173,308

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Insurance—(continued)
First American Financial Corp.
2.400%, due 08/15/31	1,645,000	$1,271,449
GA Global Funding Trust
0.800%, due 09/13/24[3]	1,400,000	1,373,011
Global Atlantic Fin Co.
7.950%, due 06/15/33[3]	1,360,000	1,471,742
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.250%, due 02/15/31[3]	20,000	19,744
HUB International Ltd.
7.250%, due 06/15/30[3]	70,000	71,027
Intact Financial Corp.
5.459%, due 09/22/32[3]	1,220,000	1,189,672
Liberty Mutual Group, Inc.
(fixed, converts to FRN on 12/15/26),
4.125%, due 12/15/51[2,3]	110,000	100,121
MassMutual Global Funding II
Secured Overnight Financing Rate + 0.980%,
6.333%, due 07/10/26[2,3]	200,000	201,790
Metropolitan Life Global Funding I
4.300%, due 08/25/29[3]	2,240,000	2,108,211
5.000%, due 01/06/26[3]	150,000	148,819
Mutual of Omaha Cos Global Funding
5.350%, due 04/09/27[3]	250,000	247,699

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Insurance—(continued)
New York Life Global Funding
0.850%, due 01/15/26[3]	125,000	$115,665
Northwestern Mutual Global Funding
0.800%, due 01/14/26[3]	53,000	49,002
4.350%, due 09/15/27[3]	985,000	952,149
Pacific Life Global Funding II
5.500%, due 07/18/28[3]	100,000	99,808
Panther Escrow Issuer LLC
7.125%, due 06/01/31[3]	25,000	25,130
Principal Life Global Funding II
1.500%, due 11/17/26[3]	145,000	131,495
Prudential Financial, Inc.
(fixed, converts to FRN on 02/28/32),
5.125%, due 03/01/52[2]	70,000	64,577
(fixed, converts to FRN on 03/15/34),
6.500%, due 03/15/54[2]	50,000	49,263
Reinsurance Group of America, Inc.
6.000%, due 09/15/33	1,445,000	1,451,039
RenaissanceRe Holdings Ltd.
3.600%, due 04/15/29	1,810,000	1,639,693
5.750%, due 06/05/33	2,105,000	2,051,880
RGA Global Funding
6.000%, due 11/21/28[3,7]	200,000	203,183
SiriusPoint Ltd.
7.000%, due 04/05/29	1,025,000	1,022,488
Stewart Information Services Corp.
3.600%, due 11/15/31	2,000,000	1,628,465

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Insurance—(continued)
Swiss Re Finance Luxembourg SA
(fixed, converts to FRN on 04/02/29),
5.000%, due 04/02/49[2,3]	3,400,000	$3,255,500
		33,695,227
Internet: 0.1%
EquipmentShare.com, Inc.
9.000%, due 05/15/28[3,7]	30,000	30,797
Expedia Group, Inc.
3.800%, due 02/15/28	200,000	187,568
6.250%, due 05/01/25[3]	196,000	196,430
Gen Digital, Inc.
6.750%, due 09/30/27[3]	25,000	25,093
7.125%, due 09/30/30[3,7]	10,000	10,103
Match Group Holdings II LLC
4.625%, due 06/01/28[3]	15,000	13,854
5.625%, due 02/15/29[3]	25,000	23,781
Ziff Davis, Inc.
4.625%, due 10/15/30[3]	68,000	59,146
		546,772
Investment companies: 1.5%
Blackstone Private Credit Fund
7.300%, due 11/27/28[3]	1,975,000	2,028,335
Blue Owl Capital Corp.
2.875%, due 06/11/28	1,100,000	961,153
Blue Owl Credit Income Corp.
7.750%, due 09/16/27	950,000	970,172
FS KKR Capital Corp.
7.875%, due 01/15/29	2,390,000	2,459,786

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Investment companies—(continued)
Golub Capital BDC, Inc.
7.050%, due 12/05/28	200,000	$202,077
		6,621,523
Iron & steel: 0.1%
ATI, Inc.
4.875%, due 10/01/29	30,000	27,934
5.125%, due 10/01/31	20,000	18,222
7.250%, due 08/15/30	20,000	20,460
Carpenter Technology Corp.
7.625%, due 03/15/30	40,000	40,754
CSN Inova Ventures
6.750%, due 01/28/28[3]	145,000	137,614
Metinvest BV
7.650%, due 10/01/27[3]	25,000	17,250
7.750%, due 10/17/29[3]	110,000	71,527
		333,761
Leisure time: 0.1%
Acushnet Co.
7.375%, due 10/15/28[3]	10,000	10,266
Carnival Corp.
4.000%, due 08/01/28[3]	25,000	22,851
5.750%, due 03/01/27[3]	30,000	29,279
7.625%, due 03/01/26[3]	25,000	25,155
Carnival Holdings Bermuda Ltd.
10.375%, due 05/01/28[3]	55,000	59,635
Lindblad Expeditions LLC
6.750%, due 02/15/27[3]	15,000	14,860
NCL Corp. Ltd.
5.875%, due 02/15/27[3]	30,000	29,306
8.125%, due 01/15/29[3]	15,000	15,622

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Leisure time—(continued)
Royal Caribbean Cruises Ltd.
5.500%, due 08/31/26[3]	35,000	$34,333
5.500%, due 04/01/28[3]	45,000	43,801
7.500%, due 10/15/27	25,000	26,039
Viking Ocean Cruises Ship VII Ltd.
5.625%, due 02/15/29[3]	10,000	9,569
VOC Escrow Ltd.
5.000%, due 02/15/28[3]	10,000	9,537
		330,253
Lodging: 0.2%
Las Vegas Sands Corp.
3.200%, due 08/08/24	200,000	198,073
Marriott International, Inc.
5.550%, due 10/15/28	200,000	200,496
Melco Resorts Finance Ltd.
5.625%, due 07/17/27[3]	105,000	99,094
Wyndham Hotels & Resorts, Inc.
4.375%, due 08/15/28[3]	60,000	55,015
Wynn Macau Ltd.
5.500%, due 01/15/26[3]	75,000	72,891
		625,569
Machinery-construction & mining: 0.0%†
Terex Corp.
5.000%, due 05/15/29[3]	25,000	23,388
Vertiv Group Corp.
4.125%, due 11/15/28[3]	35,000	32,414
		55,802
Machinery-diversified: 0.3%
ATS Corp.
4.125%, due 12/15/28[3]	15,000	13,485

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Machinery-diversified—(continued)
CNH Industrial Capital LLC
5.500%, due 01/12/29		835,000	$832,138
Esab Corp.
6.250%, due 04/15/29[3]		20,000	19,925
Ingersoll Rand, Inc.
5.700%, due 08/14/33		25,000	24,831
TK Elevator Midco GmbH
4.375%, due 07/15/27[8]	EUR	200,000	204,051
			1,094,430
Media: 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, due 02/01/31[3]		15,000	11,740
4.250%, due 01/15/34[3]		30,000	21,735
4.500%, due 08/15/30[3]		45,000	36,569
4.500%, due 05/01/32		15,000	11,517
4.500%, due 06/01/33[3]		15,000	11,280
4.750%, due 03/01/30[3]		55,000	45,702
4.750%, due 02/01/32[3]		40,000	31,457
6.375%, due 09/01/29[3]		25,000	22,917
7.375%, due 03/01/31[3]		1,300,000	1,233,616
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250%, due 01/15/29		200,000	166,937
3.500%, due 06/01/41		200,000	127,961
3.900%, due 06/01/52		100,000	60,140
4.800%, due 03/01/50		565,000	395,307
Comcast Corp.
2.937%, due 11/01/56		405,000	236,343

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Media—(continued)
Discovery Communications LLC
4.650%, due 05/15/50	280,000	$202,971
Fox Corp.
5.576%, due 01/25/49	310,000	275,212
6.500%, due 10/13/33	170,000	174,552
McGraw-Hill Education, Inc.
5.750%, due 08/01/28[3]	30,000	27,821
Midcontinent Communications/Midcontinent Finance Corp.
5.375%, due 08/15/27[3]	25,000	23,866
Paramount Global
(fixed, converts to FRN on 02/28/27),
6.250%, due 02/28/57[2]	10,000	8,767
(fixed, converts to FRN on 03/30/27),
6.375%, due 03/30/62[2]	10,000	9,249
Sirius XM Radio, Inc.
3.875%, due 09/01/31[3]	25,000	20,106
4.125%, due 07/01/30[3]	65,000	55,124
5.500%, due 07/01/29[3]	5,000	4,641
		3,215,530
Mining: 0.1%
Alcoa Nederland Holding BV
7.125%, due 03/15/31[3]	15,000	15,173
Arsenal AIC Parent LLC
8.000%, due 10/01/30[3]	25,000	26,029
Corp. Nacional del Cobre de Chile
3.150%, due 01/14/30[3]	125,000	107,774

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Mining—(continued)
FMG Resources August 2006 Pty. Ltd.
5.875%, due 04/15/30[3]		25,000	$24,034
6.125%, due 04/15/32[3]		25,000	24,207
Hudbay Minerals, Inc.
4.500%, due 04/01/26[3]		20,000	19,343
6.125%, due 04/01/29[3]		50,000	48,942
			265,502
Miscellaneous manufacturers: 0.0%†
Hillenbrand, Inc.
6.250%, due 02/15/29		30,000	29,765

Office & business equipment: 0.0%†
CDW LLC/CDW Finance Corp.
3.569%, due 12/01/31		51,000	43,410

Oil & gas: 0.7%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.000%, due 11/01/26[3]		50,000	49,925
Borr IHC Ltd./Borr Finance LLC
10.000%, due 11/15/28[3]		20,000	20,705
10.375%, due 11/15/30[3]		15,000	15,506
BP Capital Markets PLC
(fixed, converts to FRN on 06/22/26),
3.250%, due 03/22/26[2,8,10]	EUR	200,000	207,457
Chesapeake Energy Corp.
6.750%, due 04/15/29[3]		25,000	24,981
Civitas Resources, Inc.
8.375%, due 07/01/28[3]		30,000	31,295
8.625%, due 11/01/30[3]		10,000	10,641
8.750%, due 07/01/31[3]		20,000	21,215

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Comstock Resources, Inc.
5.875%, due 01/15/30[3]	25,000	$22,769
6.750%, due 03/01/29[3]	70,000	66,648
Continental Resources, Inc.
5.750%, due 01/15/31[3]	200,000	195,798
Crescent Energy Finance LLC
7.625%, due 04/01/32[3]	25,000	25,093
Diamond Foreign Asset Co./Diamond Finance LLC
8.500%, due 10/01/30[3]	15,000	15,690
Diamondback Energy, Inc.
5.750%, due 04/18/54	65,000	62,053
6.250%, due 03/15/53	85,000	86,887
Ecopetrol SA
5.875%, due 05/28/45	65,000	46,150
FORESEA Holding SA
7.500%, due 06/15/30[8]	20,272	18,813
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 02/01/29[3]	29,000	27,858
6.000%, due 04/15/30[3]	30,000	28,725
6.000%, due 02/01/31[3]	11,000	10,501
6.250%, due 11/01/28[3]	15,000	14,779
8.375%, due 11/01/33[3]	20,000	21,454
KazMunayGas National Co. JSC
5.750%, due 04/19/47[3]	65,000	53,869
Medco Bell Pte. Ltd.
6.375%, due 01/30/27[3]	55,000	53,436

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Nabors Industries, Inc.
7.375%, due 05/15/27[3]	35,000	$34,687
9.125%, due 01/31/30[3,7]	25,000	25,780
Northern Oil & Gas, Inc.
8.125%, due 03/01/28[3]	30,000	30,349
Permian Resources Operating LLC
7.000%, due 01/15/32[3]	55,000	56,068
Pertamina Persero PT
6.450%, due 05/30/44[3]	40,000	40,325
Petrobras Global Finance BV
6.500%, due 07/03/33[7]	40,000	39,292
Petroleos Mexicanos
6.350%, due 02/12/48	85,000	52,222
6.750%, due 09/21/47	55,000	35,065
Pioneer Natural Resources Co.
5.100%, due 03/29/26	100,000	99,266
Range Resources Corp.
8.250%, due 01/15/29	30,000	31,257
Rockcliff Energy II LLC
5.500%, due 10/15/29[3]	25,000	23,044
Southwestern Energy Co.
4.750%, due 02/01/32	40,000	36,023
Sunoco LP
7.000%, due 05/01/29[3]	1,190,000	1,208,548
7.250%, due 05/01/32[3]	5,000	5,078
		2,849,252
Oil & gas services: 0.0%†
Odebrecht Oil & Gas Finance Ltd.
0.000%, due 05/31/24[3,10,11]	74,037	4,442
USA Compression Partners LP/USA Compression Finance Corp.
7.125%, due 03/15/29[3]	20,000	19,872
		24,314
Packaging & containers: 0.1%
Ball Corp.
2.875%, due 08/15/30	15,000	12,526
6.000%, due 06/15/29	30,000	29,851
6.875%, due 03/15/28	15,000	15,236
Berry Global, Inc.
5.625%, due 07/15/27[3,7]	30,000	29,258
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC
6.000%, due 09/15/28[3]	35,000	33,364
Mauser Packaging Solutions Holding Co.
7.875%, due 04/15/27[3]	70,000	71,313
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.375%, due 10/15/28[3]	50,000	46,015
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.000%, due 10/15/27[3]	5,000	4,639

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Packaging & containers—(continued)
Sealed Air Corp./Sealed Air Corp. U.S.
6.125%, due 02/01/28[3]		25,000	$24,695
Trivium Packaging Finance BV
5.500%, due 08/15/26[3]		45,000	44,224
WRKCo, Inc.
4.650%, due 03/15/26		200,000	196,231
4.900%, due 03/15/29[7]		100,000	97,486
			604,838
Pharmaceuticals: 0.9%
180 Medical, Inc.
3.875%, due 10/15/29[3]		30,000	26,562
Bayer AG
(fixed, converts to FRN on 09/25/30),
5.375%, due 03/25/82[2,8]	EUR	100,000	99,098
Bayer U.S. Finance LLC
6.125%, due 11/21/26[3]		400,000	400,629
Cigna Group
4.375%, due 10/15/28		200,000	191,270
CVS Health Corp.
5.050%, due 03/25/48		575,000	490,472
CVS Pass-Through Trust
Series 2013, 4.704%, due 01/10/36[3]		2,364,851	2,112,215
Pfizer Investment Enterprises Pte. Ltd.
4.750%, due 05/19/33		200,000	190,518
5.340%, due 05/19/63		110,000	100,910
Teva Pharmaceutical Finance Netherlands II BV
4.375%, due 05/09/30	EUR	200,000	203,987
Teva Pharmaceutical Finance Netherlands III BV
7.875%, due 09/15/29		20,000	21,063
			3,836,724

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Pipelines: 1.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 06/15/29[3]	75,000	$71,367
6.625%, due 02/01/32[3]	20,000	19,940
7.875%, due 05/15/26[3]	25,000	25,454
Buckeye Partners LP
4.500%, due 03/01/28[3]	45,000	41,916
Cheniere Energy Partners LP
3.250%, due 01/31/32	200,000	167,093
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500%, due 06/15/31[3]	90,000	82,704
7.500%, due 12/15/33[3]	55,000	55,338
DT Midstream, Inc.
4.125%, due 06/15/29[3]	105,000	95,169
Enbridge, Inc.
5.300%, due 04/05/29	200,000	197,694
Series NC5, (fixed, converts to FRN on 01/15/29),
8.250%, due 01/15/84[2]	100,000	102,350
Energy Transfer LP
5.250%, due 04/15/29[7]	200,000	196,871
5.950%, due 05/15/54	150,000	141,371
6.100%, due 12/01/28	200,000	203,823
Series A, 3 mo. USD Term SOFR +4.290%,
9.597%, due 05/16/24[2,7,10]	3,190,000	3,190,297

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
EQM Midstream Partners LP
4.500%, due 01/15/29[3]	30,000	$27,757
5.500%, due 07/15/28	25,000	24,352
6.000%, due 07/01/25[3]	15,000	14,975
6.500%, due 07/01/27[3]	50,000	50,070
7.500%, due 06/01/27[3]	20,000	20,377
7.500%, due 06/01/30[3]	20,000	20,971
Genesis Energy LP/Genesis Energy Finance Corp.
6.250%, due 05/15/26	15,000	14,872
7.750%, due 02/01/28	30,000	29,993
8.000%, due 01/15/27	15,000	15,169
8.250%, due 01/15/29	20,000	20,282
8.875%, due 04/15/30	25,000	25,870
Harvest Midstream I LP
7.500%, due 09/01/28[3]	25,000	25,069
7.500%, due 05/15/32[3]	10,000	10,012
Kinder Morgan, Inc.
5.550%, due 06/01/45	100,000	91,727
7.750%, due 01/15/32	200,000	221,435
Kinetik Holdings LP
5.875%, due 06/15/30[3]	45,000	43,509
MPLX LP
4.700%, due 04/15/48	378,000	308,708
5.000%, due 03/01/33	200,000	188,092
New Fortress Energy, Inc.
6.500%, due 09/30/26[3]	30,000	28,688

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125%, due 02/15/29[3]	10,000	$10,159
8.375%, due 02/15/32[3]	10,000	10,162
ONEOK, Inc.
5.650%, due 11/01/28	200,000	200,635
5.850%, due 01/15/26	200,000	200,761
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.500%, due 01/15/28[3]	5,000	4,747
6.000%, due 03/01/27[3]	30,000	29,222
6.000%, due 12/31/30[3]	20,000	18,813
6.000%, due 09/01/31[3]	15,000	13,926
7.375%, due 02/15/29[3]	5,000	5,006
Venture Global Calcasieu Pass LLC
3.875%, due 08/15/29[3]	100,000	88,353
Venture Global LNG, Inc.
8.125%, due 06/01/28[3]	20,000	20,449
8.375%, due 06/01/31[3]	20,000	20,524
9.500%, due 02/01/29[3]	20,000	21,497
9.875%, due 02/01/32[3]	20,000	21,342
Western Midstream Operating LP
6.350%, due 01/15/29	200,000	204,198
		6,643,109
Private Equity : 0.0%†
Carlyle Finance Subsidiary LLC
3.500%, due 09/19/29[3]	200,000	180,492

Real estate: 0.1%
CBRE Services, Inc.
5.500%, due 04/01/29	200,000	197,540

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Real estate—(continued)
Cushman & Wakefield U.S. Borrower LLC
8.875%, due 09/01/31[3,7]	35,000	$36,318
Greystar Real Estate Partners LLC
7.750%, due 09/01/30[3]	30,000	30,900
Newmark Group, Inc.
7.500%, due 01/12/29[3]	200,000	201,927
		466,685
Real estate investment trusts: 3.1%
American Homes 4 Rent LP
5.500%, due 02/01/34	45,000	43,391
Arbor Realty SR, Inc.
Series QIB,
8.500%, due 10/15/27[3]	2,395,000	2,299,665
Blackstone Mortgage Trust, Inc.
3.750%, due 01/15/27[3]	3,450,000	3,090,778
Federal Realty OP LP
5.375%, due 05/01/28	1,160,000	1,146,802
HAT Holdings I LLC/HAT Holdings II LLC
3.375%, due 06/15/26[3]	1,900,000	1,765,895
Iron Mountain, Inc.
4.875%, due 09/15/29[3]	45,000	41,525
5.000%, due 07/15/28[3]	10,000	9,424
5.250%, due 07/15/30[3]	20,000	18,563
5.625%, due 07/15/32[3]	15,000	13,884
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer
4.875%, due 05/15/29[3]	50,000	45,752
5.875%, due 10/01/28[3]	45,000	43,551

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Real estate investment trusts—(continued)
RHP Hotel Properties LP/RHP Finance Corp.
4.750%, due 10/15/27	50,000	$47,517
6.500%, due 04/01/32[3]	25,000	24,502
7.250%, due 07/15/28[3]	30,000	30,465
RLJ Lodging Trust LP
4.000%, due 09/15/29[3]	50,000	43,365
SBA Tower Trust
6.599%, due 01/15/28[3]	3,100,000	3,146,584
Scentre Group Trust 1/Scentre Group Trust 2
4.375%, due 05/28/30[3]	1,715,000	1,605,473
Service Properties Trust
5.500%, due 12/15/27	30,000	28,307
8.625%, due 11/15/31[3]	15,000	15,754
Simon Property Group LP
6.250%, due 01/15/34	55,000	56,859
Starwood Property Trust, Inc.
4.375%, due 01/15/27[3]	20,000	18,522
7.250%, due 04/01/29[3]	25,000	24,662
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.750%, due 04/15/28[3]	45,000	39,467
XHR LP
4.875%, due 06/01/29[3]	40,000	36,510
		13,637,217
Retail: 0.4%
1011778 BC ULC/New Red Finance, Inc.
4.000%, due 10/15/30[3]	35,000	30,183

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Retail—(continued)
Asbury Automotive Group, Inc.
4.625%, due 11/15/29[3,7]		25,000	$22,605
Bath & Body Works, Inc.
6.625%, due 10/01/30[3]		60,000	59,955
6.875%, due 11/01/35		20,000	19,867
Beacon Roofing Supply, Inc.
6.500%, due 08/01/30[3]		25,000	24,957
Dufry One BV
3.375%, due 04/15/28[8]	EUR	100,000	102,718
GYP Holdings III Corp.
4.625%, due 05/01/29[3]		20,000	18,475
LCM Investments Holdings II LLC
4.875%, due 05/01/29[3]		20,000	18,266
Macy's Retail Holdings LLC
4.500%, due 12/15/34		15,000	12,784
5.125%, due 01/15/42		5,000	4,209
5.875%, due 04/01/29[3]		20,000	19,283
5.875%, due 03/15/30[3,7]		1,122,000	1,069,481
6.125%, due 03/15/32[3]		30,000	28,378
McDonald's Corp.
3.625%, due 09/01/49		130,000	92,997
PetSmart, Inc./PetSmart Finance Corp.
4.750%, due 02/15/28[3]		25,000	23,071
Yum! Brands, Inc.
3.625%, due 03/15/31[7]		20,000	17,283
5.375%, due 04/01/32		40,000	37,731
			1,602,243

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Savings & loans: 0.1%
Nationwide Building Society
(fixed, converts to FRN on 02/16/27),
2.972%, due 02/16/28[2,3]	200,000	$184,937
(fixed, converts to FRN on 10/18/26),
6.557%, due 10/18/27[2,3]	250,000	254,017
		438,954
Semiconductors: 0.8%
ams-OSRAM AG
12.250%, due 03/30/29[3]	1,800,000	1,801,134
Broadcom, Inc.
3.137%, due 11/15/35[3]	512,000	397,336
4.926%, due 05/15/37[3]	268,000	244,743
Intel Corp.
5.600%, due 02/21/54	85,000	79,986
Marvell Technology, Inc.
5.950%, due 09/15/33	185,000	186,098
Micron Technology, Inc.
4.975%, due 02/06/26	200,000	197,824
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.000%, due 01/15/33	415,000	394,428
ON Semiconductor Corp.
3.875%, due 09/01/28[3]	15,000	13,612
		3,315,161
Shipbuilding: 0.0%†
Huntington Ingalls Industries, Inc.
2.043%, due 08/16/28	200,000	172,433

Software: 0.3%
Fiserv, Inc.
5.450%, due 03/15/34	200,000	195,482

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Software—(continued)
Oracle Corp.
2.875%, due 03/25/31		200,000	$169,015
3.850%, due 04/01/60		200,000	133,124
3.950%, due 03/25/51		215,000	153,597
4.000%, due 11/15/47		345,000	253,196
4.650%, due 05/06/30[7]		100,000	95,867
5.550%, due 02/06/53		210,000	193,000
UKG, Inc.
6.875%, due 02/01/31[3]		50,000	50,095
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875%, due 02/01/29[3]		20,000	17,653
			1,261,029
Telecommunications: 1.1%
Altice France SA
5.875%, due 02/01/27[3]	EUR	200,000	154,210
AT&T, Inc.
3.500%, due 09/15/53		275,000	181,298
British Telecommunications PLC
(fixed, converts to FRN on 12/20/28),
8.375%, due 12/20/83[2,8]	GBP	230,000	303,690
C&W Senior Finance Ltd.
6.875%, due 09/15/27[3]		45,000	42,446
Ciena Corp.
4.000%, due 01/31/30[3]		15,000	13,155
Connect Finco SARL/Connect U.S. Finco LLC
6.750%, due 10/01/26[3]		1,665,000	1,612,532

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
Crown Castle Towers LLC
4.241%, due 07/15/28[3]		81,000	$76,138
Frontier Communications Holdings LLC
5.875%, due 10/15/27[3]		60,000	57,549
8.750%, due 05/15/30[3]		30,000	30,544
Iliad Holding SASU
5.625%, due 10/15/28[8]	EUR	200,000	210,754
7.000%, due 10/15/28[3]		30,000	29,330
Level 3 Financing, Inc.
10.500%, due 05/15/30[3]		30,000	29,728
11.000%, due 11/15/29[3]		25,000	25,512
Lorca Telecom Bondco SA
4.000%, due 09/18/27[8]	EUR	200,000	207,891
Motorola Solutions, Inc.
2.300%, due 11/15/30		200,000	164,498
Oztel Holdings SPC Ltd.
6.625%, due 04/24/28[3]		110,000	111,822
Rogers Communications, Inc.
3.800%, due 03/15/32		114,000	99,461
Telecom Italia SpA
7.875%, due 07/31/28[8]	EUR	200,000	231,635
T-Mobile USA, Inc.
2.050%, due 02/15/28		100,000	88,405
2.550%, due 02/15/31		200,000	165,863
3.400%, due 10/15/52		370,000	244,460
4.500%, due 04/15/50		205,000	166,735

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
Verizon Communications, Inc.
2.987%, due 10/30/56		210,000	$123,778
Vmed O2 U.K. Financing I PLC
4.750%, due 07/15/31[3]		45,000	37,556
Vodafone Group PLC
4.875%, due 06/19/49		275,000	232,920
(fixed, converts to FRN on 08/30/29),
6.500%, due 08/30/84[2,8]	EUR	100,000	113,924
			4,755,834
Transportation: 0.1%
GN Bondco LLC
9.500%, due 10/15/31[3,7]		100,000	96,032
MV24 Capital BV
6.748%, due 06/01/34[3]		32,254	29,605
XPO, Inc.
7.125%, due 06/01/31[3]		25,000	25,129
7.125%, due 02/01/32[3]		50,000	50,290
			201,056
Trucking & leasing: 0.0%†
AerCap Global Aviation Trust
(fixed, converts to FRN on 06/15/25),
6.500%, due 06/15/45[2,3]		10,000	9,942
Fortress Transportation & Infrastructure Investors LLC
7.000%, due 05/01/31[3]		40,000	40,216
			50,158
Water: 0.1%
Solaris Midstream Holdings LLC
7.625%, due 04/01/26[3]		20,000	20,078

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Water—(continued)
Thames Water Utilities Finance PLC
4.375%, due 01/18/31[8]	EUR	100,000	$92,132
Veolia Environnement SA
(fixed, converts to FRN on 02/22/29),
5.993%, due 11/22/28[2,8,10]		100,000	111,244
			223,454
Total corporate bonds (cost—$218,078,616)			210,251,993

Loan assignments—7.0%
Aerospace & defense: 0.3%
Propulsion BC Finco SARL
3 mo. USD Term SOFR +3.750%,
9.058%, due 09/14/29[2]		1,132,134	1,136,617

Airlines: 0.7%
American Airlines, Inc.
6 mo. USD Term SOFR +3.500%,
8.775%, due 06/04/29[2]		1,700,000	1,704,964
United Airlines, Inc.
3 mo. USD Term SOFR +2.750%,
8.076%, due 02/22/31[2]		1,525,000	1,529,285
			3,234,249
Chemicals: 0.3%
INEOS Enterprises Holdings U.S. Finco LLC
3 mo. USD Term SOFR +3.750%,
9.193%, due 07/08/30[2]		1,336,650	1,337,064

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Loan assignments—(continued)
Commercial services: 0.9%
MPH Acquisition Holdings LLC
2021 Term Loan B,
3 mo. USD Term SOFR +4.250%,
9.855%, due 09/01/28[2]	1,674,243	$1,545,945
System One Holdings LLC
3 mo. USD Term SOFR +4.000%,
9.459%, due 03/02/28[2]	1,376,404	1,379,845
Verscend Holding Corp.
2021 Term Loan B,
U.S. (Fed) Prime Rate +3.000%,
11.500%, due 08/27/25[2]	1,088,215	1,088,488
		4,014,278
Diversified financial services: 0.4%
LendingTree, Inc.
1 mo. USD Term SOFR +3.750%,
9.180%, due 09/15/28[2]	1,594,711	1,545,275

Electric: 0.0%†
Lightstone Holdco LLC
2022 Extended Term Loan B,
3 mo. USD Term SOFR +5.750%,
11.080%, due 01/29/27[2]	88,421	85,326
2022 Extended Term Loan C,
3 mo. USD Term SOFR +5.750%,
11.080%, due 01/29/27[2]	5,001	4,826
		90,152

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Loan assignments—(continued)
Environmental control: 0.3%
MIP V Waste Holdings LLC
3 mo. USD Term SOFR +3.250%,
8.841%, due 12/08/28[2]	1,441,566	$1,443,973

Health care products: 0.9%
Medline Borrower LP
1 mo. USD Term SOFR +2.750%,
8.068%, due 10/23/28[2]	1,462,353	1,465,585
Sotera Health Holdings LLC
1 mo. USD Term SOFR +3.750%,
9.067%, due 12/11/26[2]	2,436,587	2,441,168
		3,906,753
Healthcare-services: 0.3%
IQVIA, Inc.
3 mo. USD Term SOFR +2.000%,
7.309%, due 01/02/31[2]	1,236,900	1,241,749

Pharmaceuticals: 0.4%
Jazz Financing Lux SARL
1 mo. USD Term SOFR +3.000%,
8.430%, due 05/05/28[2]	1,533,729	1,542,364

Pipelines: 1.3%
AL NGPL Holdings LLC
3 mo. USD Term SOFR +3.750%,
8.556%, due 04/13/28[2]	1,485,984	1,488,956
BCP Renaissance Parent LLC
3 mo. USD Term SOFR +3.500%,
8.829%, due 10/31/28[2]	1,333,764	1,338,432

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Loan assignments—(continued)
Pipelines—(continued)
Medallion Midland Acquisition LLC
3 mo. USD Term SOFR +3.500%,
8.830%, due 10/18/28[2]	1,157,100	$1,161,081
UGI Energy Services LLC
1 mo. USD Term SOFR +3.250%,
8.666%, due 02/22/30[2]	1,531,595	1,538,778
		5,527,247
Real estate investment trusts: 0.2%
Starwood Property Trust, Inc.
2022 Term Loan B,
1 mo. USD Term SOFR +3.250%,
8.566%, due 11/18/27[2]	1,007,250	1,006,414

Software: 0.3%
Central Parent, Inc.
3 mo. USD Term SOFR +4.000%,
9.309%, due 07/06/29[2]	1,488,750	1,494,035
Polaris Newco LLC
USD Term Loan B,
3 mo. USD Term SOFR +4.000%,
9.591%, due 06/02/28[2]	9,848	9,782
		1,503,817
Telecommunications: 0.7%
Connect Finco SARL
0.000%, due 09/27/29[2,11]	1,300,000	1,259,375
Iridium Satellite LLC
1 mo. USD Term SOFR +2.500%,
7.816%, due 09/20/30[2]	1,392,661	1,393,093

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Loan assignments—(continued)
Telecommunications—(continued)
Lumen Technologies, Inc.
1 mo. USD Term SOFR +6.000%,
11.316%, due 06/01/28[2]	428,952	$362,464
		3,014,932
Total loan assignments (cost—$30,383,125)		30,544,884

Mortgage-backed securities—10.8%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1,
5.252%, due 09/25/35[2]	27,466	23,319
Banc of America Funding Trust,
Series 2005-D, Class A1,
5.206%, due 05/25/35[2]	144,851	131,539
Bank,
Series 2021-BN38, Class C,
3.325%, due 12/15/64[2]	51,000	37,723
Series 2022-BNK41, Class B,
3.917%, due 04/15/65[2]	143,000	117,137
Series 2019-BN17, Class C,
4.661%, due 04/15/52[2]	72,000	60,331
Bank of America Mortgage Trust,
Series 2002-G, Class 1A3,
5.750%, due 07/20/32[2]	68	64
Bank5,
Series 2024-5YR5, Class B,
6.539%, due 02/15/29[2]	86,000	86,126

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2023-5YR3, Class C,
7.559%, due 09/15/56[2]	91,000	$92,685
BBCMS Mortgage Trust,
Series 2022-C17, Class XA,
1.325%, due 09/15/55[2]	1,299,547	96,158
BCP Trust,
Series 2021-330N, Class A,
1 mo. USD Term SOFR +0.913%,
6.235%, due 06/15/38[2,3]	500,000	474,765
Bear Stearns ALT-A Trust,
Series 2006-1, Class 21A2,
4.486%, due 02/25/36[2]	253,174	172,025
Series 2004-9, Class 2A1,
4.607%, due 09/25/34[2]	59,129	52,069
Series 2005-7, Class 22A1,
4.876%, due 09/25/35[2]	242,732	140,089
Bear Stearns ARM Trust,
Series 2004-7, Class 1A1,
0.000%, due 10/25/34[2,11]	86,141	70,089
Series 2004-6, Class 2A1,
3.923%, due 09/25/34[2]	159,680	140,800
Series 2003-5, Class 2A1,
4.649%, due 08/25/33[2]	36,425	32,912
Series 2004-3, Class 1A2,
4.738%, due 07/25/34[2]	40,732	37,436
Series 2003-1, Class 6A1,
6.500%, due 04/25/33[2]	3,097	3,035
Benchmark Mortgage Trust,
Series 2020-B19, Class AS,
2.148%, due 09/15/53	121,000	91,725
Series 2020-B19, Class B,
2.351%, due 09/15/53	47,000	33,841
Series 2020-B17, Class C,
3.371%, due 03/15/53[2]	143,000	105,454
Series 2020-B16, Class C,
3.534%, due 02/15/53[2]	118,000	90,918
Series 2020-IG2, Class UBRC,
3.626%, due 09/15/48[2,3]	100,000	92,228
Series 2024-V5, Class D,
4.000%, due 01/10/57[3]	21,000	16,520
Series 2019-B10, Class B,
4.180%, due 03/15/62[2]	211,000	176,291
Series 2024-V6, Class C,
6.669%, due 03/15/29	64,000	63,167
Series 2024-V5, Class C,
7.205%, due 01/10/57[2]	33,000	33,127
Series 2023-B40, Class C,
7.644%, due 12/15/56[2]	87,000	90,221
BPR Trust,
Series 2022-OANA, Class D,
1 mo. USD Term SOFR +3.695%,
9.016%, due 04/15/37[2,3]	224,786	224,364

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class D,
1 mo. USD Term SOFR +1.764%,
7.086%, due 09/15/36[2,3]	228,071	$224,365
Series 2024-MF, Class C,
1 mo. USD Term SOFR +1.941%,
7.262%, due 02/15/39[2,3]	162,000	160,886
Series 2024-XL5, Class D,
1 mo. USD Term SOFR +2.690%,
8.011%, due 03/15/41[2,3]	157,556	157,162
Series 2023-XL3, Class D,
1 mo. USD Term SOFR +3.589%,
8.910%, due 12/09/40[2,3]	100,000	100,719
BX Trust,
Series 2019-OC11, Class D,
4.076%, due 12/09/41[2,3]	231,000	199,458
Series 2022-CLS, Class B,
6.300%, due 10/13/27[3]	2,700,000	2,503,604
Series 2024-BIO, Class C,
1 mo. USD Term SOFR +2.640%,
7.961%, due 02/15/41[2,3]	222,000	221,167
Series 2022-GPA, Class B,
1 mo. USD Term SOFR +2.664%,
7.985%, due 08/15/41[2,3]	1,320,481	1,325,432
Series 2022-GPA, Class C,
1 mo. USD Term SOFR +3.213%,
8.534%, due 08/15/42[2,3]	1,261,355	1,265,296
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class D,
1 mo. USD Term SOFR +2.047%,
7.368%, due 12/15/37[2,3]	127,000	126,762
Series 2019-LIFE, Class F,
1 mo. USD Term SOFR +2.847%,
8.168%, due 12/15/37[2,3]	100,000	99,187
Chase Home Lending Mortgage Trust,
Series 2024-2, Class A6A,
6.000%, due 02/25/55[2,3]	134,462	133,064
Series 2024-3, Class A6,
6.000%, due 02/25/55[2,3]	202,541	199,697
Series 2024-4, Class A6,
6.000%, due 03/25/55[2,3]	210,000	207,478
Chase Mortgage Finance Trust,
Series 2005-S3, Class A10,
5.500%, due 11/25/35	737,688	513,888
Series 2007-S6, Class 2A1,
5.500%, due 12/25/49	478,482	205,656
CHL Mortgage Pass-Through Trust,
Series 2005-HYB9, Class 5A1,
1 yr. USD Term SOFR +2.465%,
7.940%, due 02/20/36[2]	84,520	75,016
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XA,
1.448%, due 02/10/48[2]	2,639,038	14,810

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2017-P8, Class C,
4.398%, due 09/15/50[2]	68,000	$59,505
Series 2023-SMRT, Class C,
6.048%, due 10/12/40[2,3]	100,000	96,651
Series 2023-PRM3, Class C,
6.572%, due 07/10/28[2,3]	100,000	98,472
Series 2023-PRM3, Class B,
6.572%, due 07/10/28[2,3]	1,120,000	1,116,754
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-4, Class A,
5.859%, due 08/25/35[2]	54,670	53,124
Series 2005-6, Class A2,
1 yr. CMT +2.150%,
6.339%, due 09/25/35[2]	5,165	5,000
Series 2005-6, Class A3,
1 yr. CMT +1.800%,
6.440%, due 09/25/35[2]	681	658
Series 2005-11, Class A1A,
1 yr. CMT +2.400%,
7.410%, due 05/25/35[2]	19,548	18,980
Cold Storage Trust,
Series 2020-ICE5, Class D,
1 mo. USD Term SOFR +2.214%,
7.534%, due 11/15/37[2,3]	294,897	294,566
COMM Mortgage Trust,
Series 2014-UBS3, Class XA,
1.012%, due 06/10/47[2]	1,443,944	31
Countrywide Alternative Loan Trust,
Series 2006-14CB, Class A1,
6.000%, due 06/25/36	1,158,614	624,065
Series 2006-41CB, Class 1A9,
6.000%, due 01/25/37	293,134	147,934
Series 2005-62, Class 2A1,
1 yr. MTA +1.000%,
6.089%, due 12/25/35[2]	75,535	61,086
Series 2003-J3, Class 2A1,
6.250%, due 12/25/33	8,472	8,403
Countrywide Reperforming Loan REMICS Trust,
Series 2003-R4, Class 2A,
4.679%, due 01/25/34[2,3]	356,159	294,439
Series 2006-R1, Class AF1,
1 mo. USD Term SOFR +0.454%,
5.771%, due 01/25/36[2,3]	268,477	247,711
CRSO Trust
7.658%, due 07/10/28[2]	1,130,000	1,148,376
CSAIL Commercial Mortgage Trust,
Series 2018-C14, Class C,
5.041%, due 11/15/51[2]	39,000	32,007

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
DC Commercial Mortgage Trust,
Series 2023-DC, Class B,
6.804%, due 09/12/40[3]	860,000	$866,077
DSLA Mortgage Loan Trust,
Series 2005-AR4, Class 2A1A,
1 mo. USD Term SOFR +0.634%,
5.953%, due 08/19/45[2]	100,453	82,090
Eleven Madison Trust Mortgage Trust,
Series 2015-11MD, Class A,
3.673%, due 09/10/35[2,3]	155,000	145,126
Federal Home Loan Mortgage Corp. Multiclass Certificates,
Series 2020-RR04, Class X,
2.126%, due 02/27/29[2]	3,460,000	259,465
Federal Home Loan Mortgage Corp. REMICS,
Series 2764, Class LZ,
4.500%, due 03/15/34	195,189	189,125
Series 2921, Class PG,
5.000%, due 01/15/35	455,054	439,441
Series 2764, Class ZG,
5.500%, due 03/15/34	139,750	139,876
Series 2400, Class FQ,
30 day USD SOFR Average +0.614%,
5.945%, due 01/15/32[2]	4,862	4,853
Series 2983, Class TZ,
6.000%, due 05/15/35	456,070	454,976
Series 3149, Class CZ,
6.000%, due 05/15/36	560,429	567,138
Federal Home Loan Mortgage Corp. STACR REMICS Trust,
Series 2021-DNA7, Class M2,
30 day USD SOFR Average +1.800%,
7.130%, due 11/25/41[2,3]	130,000	130,914
Series 2022-DNA1, Class M2,
30 day USD SOFR Average +2.500%,
7.830%, due 01/25/42[2,3]	417,000	423,708
Series 2022-DNA3, Class M1B,
30 day USD SOFR Average +2.900%,
8.230%, due 04/25/42[2,3]	210,000	217,612
Series 2022-DNA4, Class M1B,
30 day USD SOFR Average +3.350%,
8.680%, due 05/25/42[2,3]	436,000	456,547
Series 2021-DNA6, Class B1,
30 day USD SOFR Average +3.400%,
8.730%, due 10/25/41[2,3]	200,000	206,342
Series 2022-DNA6, Class M1B,
30 day USD SOFR Average +3.700%,
9.030%, due 09/25/42[2,3]	362,000	384,712

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2022-DNA2, Class M2,
30 day USD SOFR Average +3.750%,
9.080%, due 02/25/42[2,3]	439,000	$460,830
Series 2022-DNA5, Class M1B,
30 day USD SOFR Average +4.500%,
9.830%, due 06/25/42[2,3]	192,000	207,691
Series 2022-HQA1, Class M2,
30 day USD SOFR Average +5.250%,
10.580%, due 03/25/42[2,3]	383,000	414,360
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates,
Series T-54, Class 2A,
6.500%, due 02/25/43	308,596	305,313
Series T-58, Class 2A,
6.500%, due 09/25/43	143,195	141,406
Federal National Mortgage Association Connecticut Avenue Securities,
Series 2022-R01, Class 1M2,
30 day USD SOFR Average +1.900%,
7.230%, due 12/25/41[2,3]	343,000	346,347
Series 2017-C06, Class 1M2,
30 day USD SOFR Average +2.764%,
8.095%, due 02/25/30[2]	141,094	145,482
Series 2017-C06, Class 2M2,
30 day USD SOFR Average +2.914%,
8.245%, due 02/25/30[2]	148,471	153,743
Series 2022-R04, Class 1M2,
30 day USD SOFR Average +3.100%,
8.430%, due 03/25/42[2,3]	191,000	198,849
Series 2022-R01, Class 1B1,
30 day USD SOFR Average +3.150%,
8.480%, due 12/25/41[2,3]	178,000	183,441
Series 2023-R02, Class 1M2,
30 day USD SOFR Average +3.350%,
8.680%, due 01/25/43[2,3]	144,000	151,794
Series 2022-R03, Class 1M2,
30 day USD SOFR Average +3.500%,
8.830%, due 03/25/42[2,3]	475,000	499,028
Series 2023-R01, Class 1M2,
30 day USD SOFR Average +3.750%,
9.080%, due 12/25/42[2,3]	227,000	242,465
Series 2022-R08, Class 1B1,
30 day USD SOFR Average +5.600%,
10.930%, due 07/25/42[2,3]	336,000	369,392
Federal National Mortgage Association REMICS,
Series 2006-65, Class GD,
6.000%, due 07/25/26	14,732	14,670
Series 2003-64, Class AH,
6.000%, due 07/25/33	585,831	589,016

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Federal National Mortgage Association REMICS Trust,
Series 1999-W4, Class A9,
6.250%, due 02/25/29	48,543	$48,114
Federal National Mortgage Association Trust,
Series 2004-W8, Class 2A,
6.500%, due 06/25/44	157,589	156,819
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3, Class 2A1,
5.461%, due 08/25/35[2]	7,862	5,418
FIVE Mortgage Trust,
Series 2023-V1, Class C,
6.507%, due 02/10/56[2]	96,000	94,355
Government National Mortgage Association REMICS,
Series 2020-86, Class WK,
1.000%, due 06/20/50	224,798	163,477
Series 2020-107, Class AB,
1.000%, due 07/20/50	291,153	214,562
Series 2020-112, Class KA,
1.000%, due 08/20/50	236,589	173,708
Series 2021-119, Class NC,
1.500%, due 07/20/51	210,176	165,940
Series 2021-103, Class HE,
2.000%, due 06/20/51	207,557	165,408
Series 2018-38, Class WF,
1 mo. USD Term SOFR +0.414%,
5.743%, due 10/20/43[2]	621,923	589,483
Series 2017-182, Class FW,
1 mo. USD Term SOFR +0.464%,
5.793%, due 05/20/47[2]	210,151	197,994
Series 2015-H20, Class FB,
1 mo. USD Term SOFR +0.714%,
6.037%, due 08/20/65[2]	622,010	618,673
Great Wolf Trust,
Series 2024-WOLF, Class D,
1 mo. USD Term SOFR +2.890%,
8.211%, due 03/15/39[2,3]	110,000	109,863
GS Mortgage Securities Trust,
Series 2019-GC42, Class C,
3.826%, due 09/10/52[2]	122,000	96,709
Series 2015-GS1, Class AS,
4.037%, due 11/10/48[2]	169,000	153,360
Series 2016-GS2, Class C,
4.854%, due 05/10/49[2]	70,000	64,723
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1,
5.063%, due 09/25/35[2]	78,001	72,022
HarborView Mortgage Loan Trust,
Series 2005-4, Class 3A1,
4.312%, due 07/19/35[2]	107,304	78,778

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2004-11, Class 3A1A,
1 mo. USD Term SOFR +0.814%,
6.133%, due 01/19/35[2]	14,586	$13,056
Hilton USA Trust,
Series 2016-HHV, Class E,
4.333%, due 11/05/38[2,3]	100,000	92,159
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class B,
2.949%, due 09/06/38[2,3]	125,000	113,806
Series 2022-OPO, Class D,
3.565%, due 01/05/39[2,3]	284,000	205,900
JP Morgan Mortgage Trust,
Series 2005-A8, Class 1A1,
5.019%, due 11/25/35[2]	254,658	202,989
Series 2006-A4, Class 2A2,
5.251%, due 06/25/36[2]	127,917	91,654
Series 2024-2, Class A6A,
6.000%, due 08/25/54[2,3]	202,098	200,857
Series 2024-4, Class A6A,
6.000%, due 10/25/54[2,3]	200,000	197,677
Series 2024-HE1, Class M1,
30 day USD SOFR Average +2.000%,
7.330%, due 08/25/54[2,3]	47,000	47,234
Series 2024-HE1, Class M2,
30 day USD SOFR Average +2.400%,
7.730%, due 08/25/54[2,3]	36,000	36,179

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Manhattan West Mortgage Trust,
Series 2020-1MW, Class D,
2.413%, due 09/10/39[2,3]	100,000	$84,939
MCR Mortgage Trust,
Series 2024-HTL, Class D,
1 mo. USD Term SOFR +3.905%,
9.226%, due 02/15/37[2,3]	140,000	139,825
MED Commercial Mortgage Trust,
Series 2024-MOB, Class C,
1 mo. USD Term SOFR +2.291%,
7.601%, due 05/15/41[2]	100,000	99,750
Med Trust,
Series 2021-MDLN, Class C,
1 mo. USD Term SOFR +1.914%,
7.236%, due 11/15/38[2,3]	99,522	99,024
Series 2021-MDLN, Class F,
1 mo. USD Term SOFR +4.114%,
9.436%, due 11/15/38[2,3]	217,954	217,409
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33, Class C,
4.558%, due 05/15/50[2]	103,000	93,186
Morgan Stanley Capital I Trust,
Series 2017-H1, Class B,
4.075%, due 06/15/50	44,000	39,460
Series 2017-H1, Class C,
4.281%, due 06/15/50[2]	123,000	108,641

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2018-L1, Class AS,
4.637%, due 10/15/51[2]	144,000	$134,714
Series 2018-H4, Class C,
5.220%, due 12/15/51[2]	80,000	69,726
MSWF Commercial Mortgage Trust,
Series 2023-2, Class D,
4.000%, due 12/15/56[3]	10,000	6,940
Series 2023-1, Class C,
6.906%, due 05/15/56[2]	73,000	69,409
Series 2023-2, Class C,
7.252%, due 12/15/56[2]	32,000	32,444
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class A,
1 mo. USD Term SOFR +1.397%,
6.727%, due 03/15/39[2,3]	2,650,000	2,608,594
NAAC Reperforming Loan REMICS Trust Certificates,
Series 2004-R3, Class A1,
6.500%, due 02/25/35[3]	357,589	289,927
NYO Commercial Mortgage Trust,
Series 2021-1290, Class B,
1 mo. USD Term SOFR +1.659%,
6.981%, due 11/15/38[2,3]	82,000	76,772
OAKST Commercial Mortgage Trust,
Series 2023-NLP, Class A,
6.298%, due 03/15/40[2,3]	2,640,000	2,608,283
One Bryant Park Trust,
Series 2019-OBP, Class A,
2.516%, due 09/15/54[3]	3,100,000	2,572,399
One Market Plaza Trust,
Series 2017-1MKT, Class A,
3.614%, due 02/10/32[3]	73,045	66,261
ONE Mortgage Trust,
Series 2021-PARK, Class E,
1 mo. USD Term SOFR +1.864%,
7.186%, due 03/15/36[2,3]	150,000	139,078
Onslow Bay Mortgage Loan Trust,
Series 2021-NQM4, Class A1,
1.957%, due 10/25/61[2,3]	289,987	235,396
ORL Trust,
Series 2023-GLKS, Class D,
1 mo. USD Term SOFR +4.301%,
9.622%, due 10/19/36[2,3]	128,000	128,280
RFMSI Trust,
Series 2004-S9, Class 1A23,
5.500%, due 12/25/34	147,495	131,662
SCOTT Trust,
Series 2023-SFS, Class A,
5.910%, due 03/15/40[3]	1,125,000	1,113,174
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1,
1 mo. USD Term SOFR +0.514%,
5.830%, due 07/20/36[2]	38,761	33,176

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2024-4, Class A10,
6.000%, due 05/25/54[2,3]	239,000	$236,834
SG Residential Mortgage Trust,
Series 2021-2, Class A1,
1.737%, due 12/25/61[2,3]	464,055	370,250
Starwood Mortgage Residential Trust,
Series 2021-5, Class A1,
1.920%, due 09/25/66[2,3]	945,395	756,448
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-8, Class 3A,
6.492%, due 07/25/34[2]	125,255	118,363
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 11A1,
1 mo. USD Term SOFR +0.534%,
5.851%, due 04/25/36[2]	330,227	282,362
Structured Asset Mortgage Investments Trust,
Series 2002-AR3, Class A1,
1 mo. USD Term SOFR +0.774%,
6.093%, due 09/19/32[2]	17,017	16,222
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class C,
1 mo. USD Term SOFR +3.777%,
9.098%, due 05/15/37[2,3]	150,000	150,187
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 2A1,
3.938%, due 09/25/37[2]	99,521	96,912
Towd Point Mortgage Trust,
Series 2022-4, Class A1,
3.750%, due 09/25/62[3]	225,316	207,621
Verus Securitization Trust,
Series 2021-6, Class A1,
1.630%, due 10/25/66[2,3]	870,671	720,496
Series 2021-6, Class A3,
1.887%, due 10/25/66[2,3]	224,102	184,511
Series 2022-4, Class A3,
4.740%, due 04/25/67[2,3]	112,704	104,923
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR2, Class 2A1,
3.909%, due 03/25/36[2]	311,593	262,133
Series 2005-AR13, Class A1A1,
1 mo. USD Term SOFR +0.694%,
6.011%, due 10/25/45[2]	168,752	160,640
Series 2006-AR9, Class 1A,
1 yr. MTA +1.000%,
6.089%, due 08/25/46[2]	223,194	202,442
Series 2002-AR6, Class A,
1 yr. MTA +1.400%,
6.489%, due 06/25/42[2]	4,738	4,299

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6, Class B,
3.811%, due 11/15/49	143,000	$132,542
Series 2017-C39, Class C,
4.118%, due 09/15/50	76,000	65,421
Series 2015-NXS4, Class C,
4.841%, due 12/15/48[2]	54,000	50,228
WFRBS Commercial Mortgage Trust,
Series 2014-C22, Class XA,
0.902%, due 09/15/57[2]	4,752,707	3,400
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class C,
1 mo. USD Term SOFR +4.083%,
9.404%, due 11/15/27[2,3]	3,100,000	3,110,656
Total mortgage-backed securities (cost—$48,947,787)		47,025,672

Municipal bonds—0.3%
California: 0.0%†
Golden State Tobacco Securitization Corp., Revenue Bonds,
Series A-1,
3.714%, due 06/01/41	200,000	151,164

Illinois: 0.3%
Sales Tax Securitization Corp. Second Lien, Refunding, Revenue Bonds,
Series B,
3.057%, due 01/01/34	1,400,000	1,163,330

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Municipal bonds—(continued)
Texas: 0.0%†
Texas Natural Gas Securitization Finance Corp., Revenue Bonds,
Series 2023-1,Class A1
5.102%, due 04/01/35		97,004	$95,979
Total municipal bonds (cost—$1,498,878)			1,410,473

Non-U.S. government agency obligations: 1.0%
Angola: 0.0%†
Angola Government International Bonds
8.750%, due 04/14/32[3]		35,000	31,664

Brazil: 0.1%
Brazil Letras do Tesouro Nacional
0.000%, due 07/01/24[11]	BRL	800,000	151,629

Colombia: 0.0%†
Colombia Government International Bonds
3.000%, due 01/30/30		50,000	40,000

Dominican Republic: 0.0%†
Dominican Republic International Bonds
6.850%, due 01/27/45[3]		110,000	104,672

El Salvador: 0.0%†
El Salvador Government International Bonds
9.500%, due 07/15/52[3]		25,000	19,625

Guatemala: 0.0%†
Guatemala Government Bonds
3.700%, due 10/07/33[3]		45,000	35,480

Indonesia: 0.1%
Indonesia Government International Bonds
4.625%, due 04/15/43[3]		165,000	145,922

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
Israel: 0.1%
Israel Government International Bonds
5.500%, due 03/12/34		200,000	$189,750

Japan: 0.1%
Japan Bank for International Cooperation
2.875%, due 07/21/27		300,000	279,917
Japan International Cooperation Agency
2.750%, due 04/27/27		300,000	279,094
			559,011
Mexico: 0.3%
Mexico Bonos
7.000%, due 09/03/26	MXN	7,400,000	399,453
8.500%, due 03/01/29		2,500,000	136,918
8.500%, due 05/31/29		500,000	27,354
Mexico Government International Bonds
3.500%, due 02/12/34		175,000	140,175
4.400%, due 02/12/52		175,000	126,109
Mexico Udibonos
2.750%, due 11/27/31		4,471,742	217,501
3.000%, due 12/03/26		975,660	51,883
4.000%, due 11/30/28		1,382,186	74,843
4.000%, due 08/24/34		406,525	21,097
			1,195,333
Mongolia: 0.0%†
Mongolia Government International Bonds
5.125%, due 04/07/26[3]		55,000	53,109

Oman: 0.0%†
Oman Government International Bonds
7.000%, due 01/25/51[3]		140,000	143,019

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
Panama: 0.0%†
Panama Government International Bonds
2.252%, due 09/29/32		80,000	$55,240
3.298%, due 01/19/33		100,000	74,656
			129,896
Paraguay: 0.0%†
Paraguay Government International Bonds
3.849%, due 06/28/33[3]		40,000	33,837
4.950%, due 04/28/31[3]		70,000	65,669
			99,506
Poland: 0.0%†
Republic of Poland Government International Bonds
5.125%, due 09/18/34		100,000	96,225

Qatar: 0.0%†
Qatar Government International Bonds
4.400%, due 04/16/50[3]		60,000	49,800

Romania: 0.1%
Romania Government International Bonds
3.000%, due 02/14/31[8]		104,000	84,911
3.625%, due 03/27/32[3]		50,000	41,469
4.000%, due 02/14/51[3]		60,000	40,200
5.375%, due 03/22/31[3]	EUR	250,000	265,813
			432,393
Saudi Arabia: 0.1%
Saudi Government International Bonds
3.250%, due 11/17/51[3]		120,000	75,450
3.750%, due 01/21/55[3]		50,000	33,937
4.875%, due 07/18/33[3]		200,000	191,530
5.000%, due 01/18/53[3]		200,000	169,600
			470,517

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
South Africa: 0.0%†
Republic of South Africa Government International Bonds
5.650%, due 09/27/47		90,000	$63,562
5.750%, due 09/30/49		45,000	31,950
			95,512
United Kingdom: 0.1%
U.K. Gilts
4.375%, due 07/31/54[8]	GBP	365,000	425,619

Uruguay: 0.0%†
Uruguay Government International Bonds
5.100%, due 06/18/50		50,000	45,475
Total non-U.S. government agency obligations (cost $4,998,685)			4,514,157

Number of shares
Preferred stocks: 0.3%
Capital markets: 0.3%
Trinity Capital, Inc. (cost—$1,250,000)	50,000	1,277,500

	Face amount[1]
U.S. government agency obligations: 11.1%
Federal Home Loan Mortgage Corp.
2.500%, due 02/01/51	90,073	71,372
2.500%, due 03/01/52	89,823	71,183
3.500%, due 04/01/52	93,890	80,908
3.500%, due 05/01/52	500,700	432,064
3.500%, due 07/01/52	78,034	67,417
3.500%, due 11/01/52	513,934	443,166
4.000%, due 09/01/52	230,871	206,430
4.000%, due 10/01/52	305,893	273,526
4.000%, due 11/01/52	486,164	434,696

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
U.S. government agency obligations—(continued)
4.000%, due 01/01/53	283,118	$253,146
4.500%, due 08/01/52	1,222,573	1,128,728
4.500%, due 09/01/52	454,105	419,058
4.500%, due 10/01/52	454,472	419,397
4.500%, due 01/01/53	235,429	217,062
5.000%, due 10/01/52	224,153	212,974
5.000%, due 11/01/52	303,544	288,276
5.000%, due 12/01/52	435,956	413,876
5.000%, due 04/01/53	418,039	396,339
5.000%, due 05/01/53	713,165	676,192
5.500%, due 04/01/53	531,473	516,288
5.500%, due 07/01/53	848,651	824,359
5.500%, due 08/01/53	399,192	388,007
5.500%, due 10/01/53	197,878	192,121
6.000%, due 06/01/53	208,443	207,255
6.000%, due 07/01/53	440,941	437,000
6.000%, due 08/01/53	186,046	184,355
6.000%, due 10/01/53	313,238	310,390
7.645%, due 05/01/25	163,719	163,034
Federal Home Loan Mortgage Corp. STACR REMICS Trust
30 day USD SOFR Average +2.000%,
7.330%, due 03/25/44[2,3]	210,000	209,945
30 day USD SOFR Average +4.350%,
9.680%, due 04/25/42[2,3]	111,000	118,493
Federal National Mortgage Association
2.500%, due 09/01/51	417,781	332,206
2.500%, due 10/01/51	490,923	390,109
2.500%, due 12/01/51	551,196	437,663
3.000%, due 02/01/52	1,004,796	834,501
3.000%, due 03/01/53	48,103	39,774
3.500%, due 05/01/52	285,749	246,227
3.500%, due 07/01/52	27,661	23,865
3.500%, due 08/01/52	96,081	82,795
3.750%, due 11/01/26[2,5,6]	2,419	2,419
4.000%, due 06/01/52	584,509	523,526
4.000%, due 07/01/52	208,464	186,629
4.000%, due 10/01/52	88,579	80,239
1 yr. CMT +2.099%,
4.283%, due 05/01/30[2]	10,755	10,605
4.500%, due 08/01/52	223,792	206,582
4.500%, due 09/01/52	723,349	667,489
4.500%, due 10/01/52	247,024	228,184
4.500%, due 01/01/53	237,392	218,938
4.500%, due 05/01/53	184,010	170,021
5.000%, due 10/01/52	278,115	264,050
5.000%, due 12/01/52	525,116	499,411
5.000%, due 02/01/53	459,623	436,319
5.000%, due 03/01/53	397,386	377,004
5.000%, due 04/01/53	432,412	410,295
5.000%, due 05/01/53	93,493	88,642
5.000%, due 06/01/53	669,805	635,047
5.000%, due 07/01/53	191,588	182,261

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
U.S. government agency obligations—(continued)
5.188%, due 11/01/34[2]	1,148,807	$1,148,807
5.500%, due 01/01/53	430,276	418,448
5.500%, due 02/01/53	225,315	219,084
5.500%, due 03/01/53	60,698	58,966
5.500%, due 07/01/53	295,547	287,017
5.500%, due 09/01/53	300,069	291,348
5.500%, due 03/01/54	198,259	192,492
6 mo. USD RFUCCT +1.538%,
5.663%, due 01/01/36[2]	2,491	2,493
1 yr. CMT +2.230%,
5.835%, due 04/01/27[2]	2,931	2,929
1 yr. USD RFUCCT +1.603%,
5.978%, due 12/01/35[2]	12,465	12,431
6.000%, due 06/01/53	414,101	410,655
6.000%, due 07/01/53	460,326	456,141
6.000%, due 08/01/53	46,433	46,011
6.000%, due 12/01/53	62,356	61,789
6.000%, due 02/01/54	134,246	133,373
1 yr. USD RFUCCT +1.780%,
6.030%, due 11/01/35[2]	2,892	2,903
1 yr. USD RFUCCT +1.832%,
6.208%, due 03/01/36[2]	13,677	13,715
1 yr. USD RFUCCT +1.912%,
6.287%, due 02/01/36[2]	14,031	14,103

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
U.S. government agency obligations—(continued)
1 yr. USD RFUCCT +1.815%,
6.323%, due 03/01/36[2]	14,852	$14,883
1 yr. CMT +2.405%,
6.655%, due 05/01/27[2]	330	329
Government National Mortgage Association
1 yr. CMT +1.500%,
3.625%, due 07/20/25[2]	256	252
1 yr. CMT +1.500%,
3.625%, due 01/20/26[2]	405	399
1 yr. CMT +1.500%,
3.875%, due 05/20/26[2]	1,203	1,184
5.000%, due 12/20/49	41,655	40,506
Uniform Mortgage-Backed Security, TBA
2.500%	1,100,000	870,233
3.500%	4,935,000	4,253,575
4.000%	6,675,000	5,968,567
4.500%	1,890,000	1,741,995
5.000%	4,520,000	4,284,869
5.500%	10,220,000	9,920,940
Total U.S. government agency obligations (cost—$49,586,629)		48,502,295

U.S. Treasury obligations: 9.5%
U.S. Treasury Bonds
1.375% due 08/15/50	6,445,000	3,144,707
1.625% due 11/15/50	2,000,000	1,045,156
2.250% due 08/15/49	100,000	62,070
2.375% due 02/15/42	600,000	420,680
2.875% due 08/15/45	500,000	365,547
2.875% due 05/15/49	200,000	142,117
3.000% due 11/15/44	500,000	376,289

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
U.S. Treasury obligations—(continued)
3.000% due 02/15/49	200,000	$145,844
3.000% due 08/15/52	2,400,000	1,732,781
3.250% due 05/15/42	11,000,000	8,835,664
3.625% due 02/15/53	10,400,000	8,497,125
3.875% due 02/15/43	300,000	262,066
3.875% due 05/15/43	900,000	784,863
4.375% due 08/15/43	400,000	373,563
U.S. Treasury Inflation-Indexed Bonds
0.125% due 02/15/51	119,171	65,826
0.750% due 02/15/45	395,271	286,125
1.000% due 02/15/46	261,886	197,435
1.000% due 02/15/49	123,298	90,306
1.500% due 02/15/53	417,504	338,021
U.S. Treasury Inflation-Indexed Notes
0.125% due 07/15/24	784,002	784,700
0.125% due 10/15/24	241,858	240,733
0.125% due 07/15/31	694,566	599,220
0.125% due 01/15/32	335,778	285,474
0.250% due 01/15/25	1,047,944	1,030,325
0.625% due 07/15/32	961,065	846,844
1.250% due 04/15/28	1,448,132	1,386,560
U.S. Treasury Notes
0.500% due 08/31/27	5,900,000	5,119,172
2.625% due 07/31/29[13]	700,000	632,242
4.125% due 03/31/29	3,250,000	3,165,195
4.250% due 12/31/24[13]	283,000	280,974
Total U.S. Treasury obligations (cost—$49,689,708)		41,537,624

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks: 0.6%
Mortgage real estate investment: 0.6%
Ellington Financial, Inc.,Series C2,10 (cost—$3,025,000)	121,000	$2,821,720

Exchange traded funds: 0.4%
Invesco Senior Loan ETF (cost—$1,676,021)	73,013	1,536,924

	Face amount[1]
Short-term investments—3.5%
Commercial paper: 0.8%
Alimentation Couche-Tard, Inc.,
5.540% due 05/13/24[3]	250,000	249,538
Alimentation Couche-Tard, Inc.,
5.540% due 06/04/24[3]	250,000	248,692
AT&T, Inc.,
5.600% due 06/25/24[3]	250,000	247,861
AT&T, Inc.,
5.600% due 06/26/24[3]	250,000	247,822
AutoNation, Inc.,
5.950% due 05/02/24[3]	250,000	249,959
L3Harris Technologies, Inc.,
5.550% due 05/09/24[3]	250,000	249,692
L3Harris Technologies, Inc.,
5.570% due 05/15/24[3]	250,000	249,458
L3Harris Technologies, Inc.,
5.600% due 06/20/24[3]	250,000	248,056
NextEra Energy Capital Holdings, Inc.,
5.600% due 06/05/24[3]	250,000	248,639
Penske Truck Leasing Co. LP,
5.500% due 05/10/24	250,000	249,656

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Commercial paper—(continued)
Quanta Services, Inc.,
5.700% due 05/09/24[3]	250,000	$249,683
Rogers Communications, Inc.,
5.630% due 05/02/24[3]	250,000	249,961
Rogers Communications, Inc.,
5.660% due 05/16/24[3]	250,000	249,410
Southern California Edison Co.,
5.600% due 05/07/24[3]	250,000	249,767
		3,488,194
Total commercial paper (cost—$3,488,194)		3,488,194

Number of shares
Investment companies: 1.7%
State Street Institutional U.S. Government Money Market Fund, 5.248%[14] (cost $7,616,974)	7,616,974	7,616,974

	Face amount
Short-term U.S. Treasury obligations—1.0%
U.S. Treasury Bills
5.220% due 07/25/24[14]	$1,450,000	1,432,035
5.338% due 10/10/24[14]	1,300,000	1,269,705
5.378% due 07/11/24[13,14]	572,000	566,094
5.395% due 07/25/24[14]	900,000	888,844
Total short-term U.S. Treasury obligations (cost—$4,157,744)		4,156,678
Total short-term investments (cost—$15,262,912)		15,261,846

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Investment of cash collateral from securities loaned—1.4%
Money market funds: 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.290%[14] (cost—$5,953,893)	5,953,893	$5,953,893

	Number of contracts	Notional amount
Options Purchased: 0.0%†
Put options: 0.0%†
Call USD vs. Put GBP strike @ 1.200, expires 09/26/24 (Counterparty: GS)	200,000	USD	240,000	1,344
CDX.NA.IG.S42 strike @ 0.600, expires 09/18/24 (Counterparty: BNP)	1,800,000	USD	1,080,000	4,418
CDX.NA.IG.S42 strike @ 0.600, expires 09/18/24 (Counterparty: GSI)	300,000	USD	180,000	736
Total put options				6,498

Call options: 0.0%†
Call USD vs. Put CNH strike @ 7.275, expires 12/06/24 (Counterparty: BNP)	100,000	USD	728,000	1,052
Call USD vs. Put CNH strike @ 7.400, expires 12/06/24 (Counterparty: BNP)	100,000	USD	740,000	654
Call USD vs. Put CNH strike @ 7.375, expires 02/14/25 (Counterparty: HSBC)	100,000	USD	738,000	904
Call USD vs. Put CNH strike @ 7.325, expires 12/06/24 (Counterparty: BNP)	100,000	USD	733,000	869
Total call options				3,479

Total Options Purchased (cost—$55,368)				9,977

Swaptions Purchased: 0.0%†
Put swaptions: 0.0%†
30 Year USD SOFR Interest Rate Swap strike @ 3.920, expires 02/27/25 (Counterparty: GS; pay floating rate); underlying swap terminates 03/03/55	100,000	USD	100,000	5,967
Total swaptions purchased (cost—$4,370)				5,967
Total investments (cost—$501,574,052)[15]—110.6%				482,037,980
Liabilities in excess of other assets—(10.6)%				(46,313,803)
Net assets—100.0%				$435,724,177

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Options written

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
GBP	440,000	400,000	Call USD vs. Put GBP, strike @ 1.100	GS	09/26/24	$4,100	$(197)	$3,903
USD	2,880,000	3,600,000	CDX.NA.IG.S42, strike @ 0.800	BNP	09/18/24	4,080	(3,926)	154
USD	480,000	600,000	CDX.NA.IG.S42, strike @ 0.800	GSI	09/18/24	1,080	(654)	426
Total						$9,260	$(4,777)	$4,483

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

Swaptions written

Notional amount (000)		Number of contracts	Call Swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	2,010	600,000	2 Year USD SOFR Interest Rate Swap strike @ 3.350 terminating 05/30/26	BNP	Pay	05/28/24	$1,380	$(1)	$1,379
USD	1,920	600,000	2 Year USD SOFR Interest Rate Swap strike @ 3.195 terminating 05/31/26	GS	Pay	05/29/24	1,320	(1)	1,319
Total							$2,700	$(2)	$2,698

			Put Swaptions
USD	1,696	400,000	5 Year USD SOFR Interest Rate Swap @ strike 4.244 terminating 03/03/30	GS	Pay	02/27/25	$4,600	$(7,380)	$(2,780)
Total swaptions written							$7,300	$(7,382)	$(82)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

Interest rate futures buy contracts:
12	CAD	Canadian Bond 10 Year Futures	June 2024	$1,043,456	$1,019,780	$(23,676)
U.S. Treasury futures buy contracts:
145	USD	U.S. Long Bond Futures	June 2024	$17,121,513	$16,502,813	$(618,700)
161	USD	U.S. Treasury Note 10 Year Futures	June 2024	17,728,185	17,297,438	(430,747)
189	USD	U.S. Treasury Note 2 Year Futures	June 2024	38,635,324	38,302,031	(333,293)
229	USD	U.S. Treasury Note 5 Year Futures	June 2024	24,457,141	23,985,961	(471,180)
239	USD	Ultra U.S. Treasury Bond Futures	June 2024	30,126,401	28,575,437	(1,550,964)
171	USD	Ultra U.S. Treasury Note 10 Year Futures	June 2024	19,408,002	18,847,406	(560,596)
Total				$148,520,022	$144,530,866	$(3,989,156)
Interest rate futures sell contracts:
5	EUR	EURO BOBL 5 Year Index Future	June 2024	$(627,952)	$(621,271)	$6,681
4	GBP	United Kingdom Long Gilt Bond Futures	June 2024	(497,579)	(478,727)	18,852
U.S. Treasury futures sell contracts:
230	USD	U.S. Treasury Note 5 Year Futures	June 2024	$(24,539,356)	$(24,090,703)	$448,653
57	USD	U.S. Treasury Ultra Bond Futures	June 2024	(7,176,059)	(6,815,063)	360,996
43	USD	Ultra U.S. Treasury Note 10 Year Futures	June 2024	(4,880,103)	(4,739,406)	140,697
Total				$(37,721,049)	$(36,745,170)	$975,879
Net unrealized appreciation (depreciation)						$(3,013,277)

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

Centrally cleared credit default swap agreements on credit indices—sell protection[16]

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[17]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
iTraxx Europe Crossover S40	EUR	100	12/20/28	Quarterly	5.000%	$(15,092)	$19,169	$4,077
iTraxx Europe Crossover S40	EUR	200	12/20/28	Quarterly	5.000	(29,856)	38,365	8,509
Total						$(44,948)	$57,534	$12,586

Centrally cleared credit default swap agreements on corporate issues—sell protection[16]

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[17]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
AT&T, Inc., 3.800%, due 06/20/28	USD	400	06/20/28	Quarterly	1.000%	$1,302	$6,382	$7,684
British Telecommunications PLC, 5.750%, due 06/20/28	EUR	100	06/20/28	Quarterly	1.000	(123)	1,932	1,809
T-Mobile USA, Inc., 4.750%, due 06/20/28	USD	200	06/20/28	Quarterly	5.000	(28,513)	35,412	6,899
Verizon Communications, Inc., 4.125%, due 06/20/28	USD	400	06/20/28	Quarterly	1.000	877	6,987	7,864
Verizon Communications, Inc., 4.125%, due 06/20/28	USD	100	12/20/28	Quarterly	1.000	219	1,724	1,943
Total						$(26,238)	$52,437	$26,199

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[17]	Payments received by the portfolio[17]	Value	Unrealized appreciation (depreciation)
AUD	500	09/20/33	Semi-annual	4.500%	6Month AUD Bank Bill Swap	$(3,749)	$3,428
AUD	300	03/20/34	Semi-annual	4.500	6Month AUD Bank Bill Swap	(2,624)	5,685
CAD	1,100	06/01/32	Semi-annual	6 Month SOFR	3.500%	13,473	22,530
CAD	300	12/20/33	Semi-annual	6 Month SOFR	3.750	2,282	3,430
EUR	200	03/09/33	Annual	2.547	6Month EURIBOR	(5,744)	(5,744)
EUR	2,300	09/18/34	Annual	2.750	6Month EURIBOR	(14,097)	(43,436)
EUR	1,000	09/18/54	Semi-annual	6 Month EURIBOR	2.500	1,374	44,820
JPY	140,000	09/20/43	Annual	12 Month JPY TONA	1.000	69,247	58,197
MXN	2,000	04/06/29	Monthly	9.430	28 day TIIE-Banxico	(1,447)	(1,447)
USD	1,700	10/18/24	Annual	12 Month SOFR	5.388	184	184
USD	1,600	05/31/25	Annual	12 Month SOFR	5.160	1,209	1,275
USD	800	12/18/25	Annual	12 Month SOFR	3.500	10,333	9,877
USD	400	05/31/28	Annual	12 Month SOFR	3.807	12,345	12,345
USD	200	06/20/29	Annual	12 Month SOFR	3.75	6,129	7,740
USD	100	10/31/30	Annual	12 Month SOFR	3.727	4,029	4,029
USD	100	10/31/30	Annual	12 Month SOFR	3.722	4,057	4,057
USD	200	10/31/30	Annual	12 Month SOFR	3.739	7,916	7,916
USD	100	10/31/30	Annual	12 Month SOFR	3.732	4,000	4,000
USD	300	06/15/32	Annual	12 Month SOFR	1.750	62,106	24,511
USD	1,200	06/21/33	Annual	12 Month SOFR	3.000	142,849	122,956
USD	1,800	08/15/33	Annual	12 Month SOFR	3.687	91,487	91,487
USD	700	08/15/33	Annual	12 Month SOFR	3.734	33,039	33,039
USD	300	08/15/33	Annual	12 Month SOFR	3.763	13,491	13,491
USD	200	08/15/33	Annual	12 Month SOFR	3.753	9,150	9,150

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[17]	Payments received by the portfolio[17]	Value	Unrealized appreciation (depreciation)
USD	700	08/15/33	Annual	12 Month SOFR	3.717%	$33,975	$33,975
USD	300	08/15/33	Annual	12 Month SOFR	3.745	13,909	13,909
USD	300	08/15/33	Annual	12 Month SOFR	3.754	13,697	13,697
USD	100	11/22/33	Annual	12 Month SOFR	4.250	1,046	1,046
USD	100	12/19/33	Annual	12 Month SOFR	3.950	3,406	3,406
USD	600	12/20/33	Annual	12 Month SOFR	3.500	42,440	39,449
USD	100	01/08/34	Annual	12 Month SOFR	3.648	5,797	5,797
USD	100	01/08/34	Annual	12 Month SOFR	3.670	5,613	5,613
USD	100	01/09/34	Annual	12 Month SOFR	3.594	6,227	6,227
USD	100	04/29/34	Annual	4.078%	12Month SOFR	(1,900)	(1,900)
USD	300	02/18/35	Annual	12 Month SOFR	4.095	2,533	2,533
USD	1,800	06/20/54	Annual	12 Month SOFR	3.5	157,821	112,350
Total						$745,603	$669,622

OTC credit default swap agreements on corporate issues—sell protection16

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments madeby the Portfolio[17]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	Banco do Brasil SA, 4.625%, due 12/20/24	USD	100	12/20/24	Quarterly	(1.000)	$(785)	$318	$1,103

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	157,058	CNH	1,121,158	02/18/25	$306
BB	GBP	125,000	USD	158,069	05/02/24	1,875
BB	USD	82,435	TRY	2,798,809	05/07/24	3,694
BB	USD	26,509	TRY	899,715	05/16/24	928
BB	USD	27,105	TRY	920,947	05/17/24	949

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	23,763	TRY	817,697	05/23/24	$984
BB	USD	23,774	TRY	817,977	06/05/24	638
BB	USD	68,352	TRY	2,349,328	06/07/24	1,615
BB	USD	41,938	TRY	1,435,989	06/11/24	649
BB	USD	33,327	TRY	1,142,815	06/13/24	495
BB	TWD	6,392,180	USD	206,000	06/20/24	8,610
BB	USD	97,194	MXN	1,651,000	06/20/24	(1,551)
BB	USD	85,065	TRY	3,039,211	06/20/24	4,226
BB	USD	32,217	TRY	1,149,371	07/17/24	604
BNP	EUR	2,877,000	USD	3,067,978	05/02/24	(2,358)
BNP	GBP	807,000	USD	1,006,711	05/02/24	(1,676)
BNP	USD	737,977	AUD	1,136,000	05/02/24	(2,076)
BNP	USD	1,287,861	GBP	1,029,000	05/02/24	(2,074)
BNP	TWD	292,627	USD	9,473	05/20/24	469
BNP	GBP	1,029,000	USD	1,288,065	06/04/24	2,062
BNP	TWD	1,579,196	USD	51,024	06/20/24	2,258
BNP	USD	285,560	CNH	2,047,894	12/10/24	488
BOA	CNH	1,121,746	USD	157,058	02/18/25	(388)
BOA	AUD	442,089	USD	289,811	05/02/24	3,426
CITI	CAD	166,000	USD	120,819	05/02/24	235
CITI	GBP	97,000	USD	122,477	05/02/24	1,270
CITI	JPY	7,200,000	USD	47,179	05/02/24	1,528
CITI	EUR	565,000	USD	609,652	05/08/24	6,566
CITI	USD	165,000	BRL	836,665	05/08/24	(3,972)
CITI	USD	165,000	CLP	160,990,500	05/08/24	2,674
CITI	USD	218,519	JPY	33,000,000	05/08/24	(9,095)
CITI	MXN	7,118,955	USD	419,078	05/14/24	4,237
CITI	AUD	15,000	USD	9,848	05/15/24	127
CITI	MXN	3,646,000	USD	216,117	06/20/24	4,903
CITI	USD	84,242	IDR	1,307,809,495	06/20/24	(3,907)
CITI	EUR	2,010,825	USD	2,167,911	07/18/24	14,951
CITI	GBP	450,000	USD	565,827	07/18/24	3,291
CITI	JPY	384,930	USD	2,554	07/18/24	85
CITI	USD	2,915	HUF	1,062,600	07/18/24	(28)
DB	BRL	1,139,025	USD	220,238	05/03/24	882
DB	USD	225,863	BRL	1,139,025	05/03/24	(6,507)
DB	USD	175,417	BRL	882,079	07/02/24	(6,550)
GS	BRL	1,140,439	USD	224,165	05/03/24	4,537
GS	USD	220,511	BRL	1,140,439	05/03/24	(883)
GS	USD	6,937	TRY	239,052	05/10/24	401
GS	USD	14,385	TRY	497,520	05/13/24	837
GS	USD	29,857	TRY	1,032,957	05/14/24	1,712
GS	MXN	587,000	USD	35,023	06/20/24	1,018
GS	MYR	2,596,159	USD	556,208	06/20/24	10,564
GS	USD	36,438	TRY	1,296,520	06/25/24	1,457
GS	BRL	500,000	USD	100,947	07/02/24	5,227
GS	USD	224,165	BRL	1,149,966	08/02/24	(4,643)
GSI	USD	162,097	HUF	59,279,750	05/08/24	(523)
HSBC	AUD	693,911	USD	453,288	05/02/24	3,772

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
HSBC	USD	207,185	AUD	316,000	06/04/24	$(2,276)
JPMCB	USD	22,491	TRY	757,486	05/06/24	839
JPMCB	USD	42,000	TRY	1,418,357	05/08/24	1,612
JPMCB	USD	26,654	TRY	909,648	05/16/24	1,086
JPMCB	CNH	53,000	USD	7,312	05/17/24	2
JPMCB	USD	19,194	TRY	655,552	05/20/24	710
JPMCB	USD	16,928	TRY	585,471	05/28/24	695
JPMCB	USD	15,545	TRY	540,400	05/31/24	669
JPMCB	MXN	452,000	USD	26,977	06/20/24	792
JPMCB	USD	139,205	IDR	2,198,506,892	06/20/24	(4,157)
JPMCB	USD	431	MXN	7,319	06/20/24	(7)
JPMCB	USD	59,419	TWD	1,827,360	06/20/24	(2,990)
JPMCB	BRL	300,000	USD	60,389	07/02/24	2,957
JPMCB	CNH	2,048,865	USD	285,560	12/10/24	(623)
Net unrealized appreciation (depreciation)						$57,628

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$2,821,720	$—	$—	$2,821,720
Preferred stocks	1,277,500	—	—	1,277,500
Exchange traded funds	1,536,924	—	—	1,536,924
Asset-backed securities	—	69,022,111	2,360,944	71,383,055
Corporate bonds	—	210,251,993	—	210,251,993
Loan assignments	—	30,544,884	—	30,544,884
Mortgage-backed securities	—	47,025,672	—	47,025,672
Municipal bonds	—	1,410,473	—	1,410,473
Non-U.S. government agency obligations	—	4,514,157	—	4,514,157
U.S. government agency obligations	—	48,499,876	2,419	48,502,295
U.S. Treasury obligations	—	41,537,624	—	41,537,624
Short-term investments	—	7,616,974	—	7,616,974
Commercial paper	—	3,488,194	—	3,488,194
Short-term U.S. Treasury obligations	—	4,156,678	—	4,156,678
Options purchased	—	9,977	—	9,977
Investment of cash collateral from securities loaned	—	5,953,893	—	5,953,893
Swaptions Purchased	—	5,967	—	5,967
Futures contracts	975,879	—	—	975,879
Swap agreements	—	885,453	—	885,453
Forward foreign currency contracts	—	(929)	—	(929)
Total	$6,612,023	$474,922,997	$2,363,363	$483,898,383

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Liabilities
Options written	$—	$(4,777)	$—	$(4,777)
Swaptions written	—	(7,382)	—	(7,382)
Futures contracts	(3,989,156)	—	—	(3,989,156)
Swap agreements	—	(29,561)	—	(29,561)
Forward foreign currency contracts	—	58,557	—	58,557
Total	$(3,989,156)	$16,837	$—	$(3,972,319)

At April 30, 2024, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
1	In U.S. dollars unless otherwise indicated.
2	Floating or variable rate securities. The rates disclosed are as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $183,439,288, represented 42.1% of the Portfolios net assets at period end.
4	Security purchased on a when–issued basis. When–issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
5	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
6	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
7	Security, or portion thereof, was on loan at the period end.
8	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
9	Payment–in–kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
10	Perpetual investment. Date shown reflects the next call date.
11	Rate shown reflects annualized yield at the period end on zero coupon bond.
12	Bond interest in default.
13	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
14	Rates shown reflect yield at April 30, 2024.
15	Includes $7,268,091 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $5,953,893 and non-cash collateral of $1,474,045.
16	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
17	Payments made or received are based on the notional amount.

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Municipal bonds—98.5%
Alabama: 3.3%
County of Jefferson AL Sewer Revenue, Refunding, Revenue Bonds,
5.000%, due 10/01/32	$1,000,000	$1,114,334
5.000%, due 10/01/39	1,000,000	1,076,283
County of Jefferson AL Sewer Revenue, Revenue Bonds,
5.000%, due 10/01/38	750,000	813,039
5.250%, due 10/01/40	750,000	820,500
Lower Alabama Gas District, Gas Project, Revenue Bonds,
4.000%, due 12/01/50[1]	2,500,000	2,497,606
		6,321,762
Arizona: 2.6%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds,
Series A,
4.000%, due 11/01/35	2,000,000	2,018,195
Arizona Industrial Development Authority, Revenue Bonds,
Series 2019-2,Class A
3.625%, due 05/20/33	918,176	847,671
City of Phoenix Civic Improvement Corp., City of Phoenix AZ Airport, Revenue Bonds, AMT,
Series B,
5.000%, due 07/01/30	1,000,000	1,065,888
Salt Verde Financial Corp., Revenue Bonds,
5.000%, due 12/01/32	1,000,000	1,051,508
		4,983,262
Arkansas: 0.7%
City of Fort Smith AR Water & Sewer, Refunding, Revenue Bonds,
5.000%, due 10/01/34	1,320,000	1,407,602

California: 0.7%
California Housing Finance Agency, Revenue Bonds,
Series 2021-1,Class A
3.500%, due 11/20/35	1,430,324	1,321,549

Colorado: 1.4%
Colorado Health Facilities Authority, prerefunded, Revenue Bonds,
Series B,
5.000%, due 11/15/49[1]	140,000	145,012
Colorado Health Facilities Authority, Refunding, Revenue Bonds,
Series B,
5.000%, due 11/15/49[1]	1,360,000	1,401,252
Colorado Health Facilities Authority, Sisters of Charity of Leavenworth Health System, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/30	1,000,000	1,098,890
		2,645,154

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Connecticut: 2.0%
State of Connecticut Special Tax, Revenue Bonds,
Series A,
4.000%, due 05/01/36	$1,000,000	$1,036,065
Series A,
4.000%, due 05/01/39	2,650,000	2,681,263
		3,717,328
District of Columbia: 2.2%
District of Columbia, Income Tax Revenue, Revenue Bonds,
Series A,
5.000%, due 07/01/41	1,500,000	1,646,459
Metropolitan Washington Airports Authority, Refunding, Revenue Bonds, AMT,
Series A,
5.000%, due 10/01/28	2,500,000	2,596,592
		4,243,051
Florida: 3.2%
Central Florida Expressway Authority Senior Lien, Revenue Bonds, AGM,
Series D,
5.000%, due 07/01/35	1,500,000	1,664,476
City of Jacksonville FL, Refunding, Revenue Bonds,
Series A,
5.000%, due 10/01/39	750,000	828,125
County of Polk FL Utility System, Refunding, Revenue Bonds,
5.000%, due 10/01/35	625,000	700,002
JEA Electric System, Refunding, Revenue Bonds,
Series 3A,
5.000%, due 10/01/34	1,630,000	1,783,160
Orange County Convention Center/Orlando, Refunding, Revenue Bonds,
Series B,
5.000%, due 10/01/30	1,000,000	1,034,704
		6,010,467
Georgia: 3.9%
City of Atlanta GA Water & Wastewater Revenue, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/01/31	1,000,000	1,060,195
Fulton County Development Authority of Georgia, WellStar Health System, Revenue Bonds,
Series A,
5.000%, due 04/01/36	1,000,000	1,033,686
Georgia Ports Authority, Revenue Bonds,
5.000%, due 07/01/41	1,500,000	1,636,432
Main Street Natural Gas, Inc., Revenue Bonds,
Series A,
5.500%, due 09/15/28	1,500,000	1,564,031
Series C,
5.000%, due 09/01/53[1]	1,000,000	1,052,891

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Georgia—(continued)
Municipal Electric Authority of Georgia, Plant Vogtle Unis 3&4 Project, Revenue Bonds,
Series A,
5.000%, due 01/01/33	$1,000,000	$1,055,372
		7,402,607
Hawaii: 0.6%
Hawaii Airports System, Revenue Bonds, AMT,
Series A,
5.000%, due 07/01/29	1,000,000	1,048,676

Illinois: 10.8%
Chicago Midway International Airport, Revenue Bonds,
Series C,
5.000%, due 01/01/34	1,500,000	1,647,713
Chicago O'Hare International Airport Senior Lien, Refunding, Revenue Bonds,
Series B,
5.000%, due 01/01/35	1,000,000	1,021,001
Chicago O'Hare International Airport, Refunding, Revenue Bonds, AMT,
Series A,
5.000%, due 01/01/29	2,500,000	2,510,452
Chicago Waterworks Second Lien, Refunding, Revenue Bonds, AGM,
Series 2017-2,
5.000%, due 11/01/31	1,000,000	1,051,355
Chicago Waterworks Senior Lien, Revenue Bonds,
Series A-1,
5.000%, due 11/01/29	1,920,000	1,981,021
City of Chicago IL Wastewater Transmission Revenue, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/38	1,700,000	1,903,413
City of Chicago IL, Refunding, GO Bonds,
Series A,
4.000%, due 01/01/35	1,250,000	1,255,398
Illinois County of Cook Sales Tax, Refunding, Revenue Bonds,
5.000%, due 11/15/35	2,500,000	2,601,753
Illinois Municipal Electric Agency, Refunding, Revenue Bonds,
Series A,
5.000%, due 02/01/32	2,500,000	2,525,740
Regional Transportation Authority, Revenue Bonds,
6.500%, due 07/01/30	1,000,000	1,139,816
Sales Tax Securitization Corp. Second Lien, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/36	1,770,000	1,901,857

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Illinois—(continued)
University of Illinois, Auxiliary Facilities System, Revenue Bonds,
Series A,
5.000%, due 04/01/30	$1,000,000	$1,000,277
		20,539,796
Indiana: 6.0%
Indiana Finance Authority First Lien, CWA Authority, Inc., Refunding, Revenue Bonds,
Series 1,
4.000%, due 10/01/36	2,020,000	2,074,878
Indiana Finance Authority, Indiana University Health Inc Obligated Group, Revenue Bonds,
Series B,
2.250%, due 12/01/58[1]	5,250,000	5,152,189
Indiana Finance Authority, Marion County Capital Improvement Board, Refunding, Revenue Bonds,
Series A,
5.250%, due 02/01/35	1,000,000	1,016,654
Richmond Hospital Authority, Reid Hospital & Health Care Services, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/30	2,055,000	2,062,713
Whiting City, BP Products North America, Inc., Revenue Bonds, AMT,
5.000%, due 11/01/47[1]	1,000,000	1,001,260
		11,307,694
Iowa: 0.3%
Iowa Tobacco Settlement Authority, Refunding, Revenue Bonds,
Series A-2,Class 1
5.000%, due 06/01/33	500,000	538,913

Kentucky: 1.6%
Kentucky Public Energy Authority, Revenue Bonds,
Series A,
4.000%, due 12/01/50[1]	1,000,000	992,074
Series A-1,
5.250%, due 04/01/54[1]	2,000,000	2,113,740
		3,105,814
Louisiana: 2.3%
Jefferson Sales Tax District, Revenue Bonds, AGM,
Series B,
4.000%, due 12/01/32	1,895,000	1,952,577
New Orleans Aviation Board Louis Armstrong New Orleans International Airport, Revenue Bonds, AMT, AGM,
Series B,
5.000%, due 01/01/28	1,500,000	1,506,794

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Louisiana—(continued)
Parish of St John the Baptist LA, Marathon Oil Corp, Refunding, Revenue Bonds,
Series A-3,
2.200%, due 06/01/37[1]	$1,000,000	$951,863
		4,411,234
Massachusetts: 1.1%
Commonwealth of Massachusetts, GO Bonds,
Series D,
4.000%, due 05/01/34	2,000,000	2,054,110

Michigan: 1.8%
Michigan Finance Authority Prerefunded, Revenue Bonds,
5.000%, due 08/01/33	50,000	50,115
Michigan State Strategic Fund Improvement Project, State of Michigan Department of Transportation, Revenue Bonds, AMT,
Series P3,
5.000%, due 06/30/32	3,300,000	3,414,557
		3,464,672
Missouri: 1.1%
Missouri State Health & Educational Facilities Authority, Coxhealth, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/15/34	2,000,000	2,016,543

Nebraska: 0.7%
Nebraska Public Power District, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/31	1,300,000	1,388,770

Nevada: 0.3%
City of Reno Reno First Lien, County of Washoe NV Sales Tax Revenue, Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/33	500,000	527,951

New Jersey: 4.5%
New Jersey Health Care Facilities Financing Authority, Valley Health System, Revenue Bonds,
5.000%, due 07/01/33	1,000,000	1,074,485
New Jersey Transportation Trust Fund Authority, Transportation Program Notes, Revenue Bonds,
Series BB1,
5.000%, due 06/15/30	1,000,000	1,069,969
Tobacco Settlement Financing Corp., Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/34	6,000,000	6,323,094
		8,467,548

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
New Mexico: 1.1%
New Mexico Educational Assistance Foundation, Refunding, Revenue Bonds,
Series 1A,
5.000%, due 09/01/28	$2,000,000	$2,084,564

New York: 7.1%
City Of New York NY, GO Bonds,
Series B, Subseries B-1,
5.250%, due 10/01/41	1,180,000	1,311,278
City of New York, Refunding, GO Bonds,
Series A-1,
5.000%, due 08/01/32	1,270,000	1,405,717
New York State Dormitory Authority, Personal Income Tax, Refunding, Revenue Bonds,
Series E,
4.000%, due 03/15/42	2,860,000	2,822,015
New York State Urban Development Corp., Revenue Bonds,
Series A,
4.000%, due 03/15/39	2,600,000	2,626,339
New York Transportation Development Corp., JFK International Air Terminal LLC, Revenue Bonds, AMT,
5.000%, due 12/01/35	2,000,000	2,157,774
5.000%, due 12/01/36	1,000,000	1,069,747
New York Transportation Development Corp., Laguardia Gateway Partners LLC, Revenue Bonds, AMT,
Series A-P3,
5.000%, due 07/01/34	1,000,000	1,000,342
TSASC, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/34	1,000,000	1,036,300
		13,429,512
North Carolina: 0.9%
Charlotte NC Airport Revenue, Revenue Bonds,
Series B,
5.000%, due 07/01/36	1,540,000	1,679,802

Ohio: 2.8%
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds,
Series A,
5.000%, due 12/01/41[2]	1,500,000	1,681,733
Ohio Water Development Authority, Revenue Bonds,
Series A,
5.000%, due 12/01/39	1,500,000	1,693,583

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Ohio—(continued)
State of Ohio, Cleveland Clinic Health System Obligated Group, Revenue Bonds,
Series C,
2.750%, due 01/01/52[1]	$1,980,000	$1,913,763
		5,289,079
Oklahoma: 0.4%
Oklahoma Municipal Power Authority, Power Supply System, Revenue Bonds, AGM,
Series A,
4.000%, due 01/01/33	650,000	671,502

Pennsylvania: 8.5%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group, Refunding, Revenue Bonds,
Series A,
5.000%, due 04/01/29	3,190,000	3,348,583
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds,
5.000%, due 06/01/31	1,500,000	1,587,444
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Revenue Bonds,
5.000%, due 06/30/34	2,200,000	2,389,843
Pennsylvania Housing Finance Agency, Refunding, Revenue Bonds,
Series 134B,
5.000%, due 10/01/27	1,250,000	1,280,573
Pennsylvania Turnpike Commission, Motor License, Refunding, Revenue Bonds,
Series 2ND,
5.000%, due 12/01/33	1,500,000	1,575,313
Philadelphia Airport PA, Refunding, Revenue Bonds, AMT,
Series B,
5.000%, due 07/01/32	1,250,000	1,293,374
Philadelphia School District Prerefunded, GO Bonds,
Series F,
5.000%, due 09/01/30	10,000	10,379
Philadelphia School District, GO Bonds,
Series A,
4.000%, due 09/01/35	1,500,000	1,527,491
Series A,
5.000%, due 09/01/31	1,000,000	1,056,931
Southeastern Pennsylvania Transportation Authority,Revenue Bonds,
5.250%, due 06/01/40	1,750,000	1,950,115
		16,020,046

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Rhode Island: 1.8%
Rhode Island Health and Educational Building Corp., State of Rhode Island, Revenue Bonds,
4.000%, due 05/15/42	$2,300,000	$2,221,014
Rhode Island Student Loan Authority, Student Loan, Revenue Bonds, AMT,
Series A-SENIOR BONDS,
5.000%, due 12/01/30	1,125,000	1,192,337
		3,413,351
South Carolina: 0.8%
Piedmont Municipal Power Agency, Catawba Project Power Sales, Refunding, Revenue Bonds,
Series B,
4.000%, due 01/01/34	1,500,000	1,522,508

Tennessee: 4.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University, Refunding, Revenue Bonds,
Series A,
5.000%, due 10/01/35	1,350,000	1,404,997
Metropolitan Government of Nashville & Davidson County TN, GO Bonds,
4.000%, due 07/01/33	1,500,000	1,534,603
Series C,
4.000%, due 01/01/32	3,000,000	3,163,366
Tennessee Energy Acquisition Corp., Revenue Bonds,
Series A,
5.250%, due 09/01/26	1,500,000	1,522,934
		7,625,900
Texas: 12.6%
Board of Regents of the University of Texas System, Refunding, Revenue Bonds,
Series A,
5.000%, due 08/15/37[2]	1,000,000	1,147,462
Brazos Higher Education Authority, Inc., Student Loan Program, Revenue Bonds, AMT,
Series 1A,
5.000%, due 04/01/30	1,000,000	1,039,180
Central Texas Turnpike System, Refunding, Revenue Bonds,
Series C,
5.000%, due 08/15/31	2,000,000	2,005,092
City of El Paso TX, GO Bonds,
5.000%, due 08/15/34	2,000,000	2,052,174
Dayton Independent School District, GO Bonds,
4.000%, due 02/15/40	1,400,000	1,370,914

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Texas—(continued)
Garland Independent School District, GO Bonds,
Series A,
5.000%, due 02/15/42	$2,000,000	$2,177,442
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Refunding, Revenue Bonds,
Series A,
4.000%, due 10/01/35	1,750,000	1,760,146
Harris County-Houston Sports Authority Senior Lien, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/15/29	1,000,000	1,004,664
Katy Independent School District, CIB, Refunding, GO Bonds,
Series A,
3.000%, due 02/15/32	2,375,000	2,295,991
Midland Independent School District, GO Bonds,
5.000%, due 02/15/37	1,680,000	1,897,779
North Texas Tollway Authority, North Texas Tollway System, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/34	2,775,000	2,794,016
Plano Independent School District, GO Bonds,
5.000%, due 02/15/43	1,000,000	1,077,902
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/15/32	1,000,000	1,030,001
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds,
Series B,
5.500%, due 01/01/54[1]	1,000,000	1,102,583
West Travis County Public Utility Agency, Refunding, Revenue Bonds, BAM,
5.000%, due 08/15/30	1,000,000	1,056,568
		23,811,914
Virginia: 0.5%
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Refunding, Revenue Bonds,
5.000%, due 12/31/42	1,000,000	1,026,678

Washington: 3.7%
Energy Northwest, Refunding, Revenue Bonds,
Series A,
5.000%, due 07/01/35	1,250,000	1,422,026

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Washington—(continued)
Grant County Public Utility District No. 2 Electric Revenue, Refunding, Revenue Bonds,
Series R,
2.000%, due 01/01/44[1]	$1,000,000	$973,339
Port of Seattle, Revenue Bonds, AMT,
Series C,
5.000%, due 04/01/32	1,000,000	1,001,738
State of Washington, GO Bonds,
Series B,
5.000%, due 02/01/43	1,000,000	1,094,883
State of Washington, Refunding, GO Bonds,
Series R-2022-C,
4.000%, due 07/01/36	1,500,000	1,568,527
Washington State Housing Finance Commission, Revenue Bonds,
Series A-1,
3.500%, due 12/20/35	956,672	869,590
		6,930,103
Wisconsin: 3.2%
City of Milwaukee WI, GO Bonds, AGM,
Series B4,
5.000%, due 04/01/35	2,000,000	2,210,076
Public Finance Authority KU, Campus Development Corp. project, University of Kansas, Revenue Bonds,
5.000%, due 03/01/34	1,500,000	1,535,779
Public Finance Authority, Duke Energy Progress LLC, Refunding, Revenue Bonds,
Series A-2,
3.700%, due 10/01/46[1]	2,330,000	2,302,316
		6,048,171
Total municipal bonds (cost—$192,347,429)		186,477,633

	Number of shares
Short-term investments—0.6%
Investment companies: 0.6%
State Street Institutional U.S. Government Money Market Fund, 5.248%[3] (cost $1,190,510)	1,190,510	1,190,510
Total investments (cost—$193,537,939)—99.1%		187,668,143
Other assets in excess of liabilities—0.9%		1,625,929
Net assets—100.0%		$189,294,072

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Municipal bonds	$—	$186,477,633	$—	$186,477,633
Short-term investments	—	1,190,510	—	1,190,510
Total	$—	$187,668,143	$—	$187,668,143

At April 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Floating or variable rate securities. The rates disclosed are as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
2	Security purchased on a when–issued basis. When–issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
3	Rates shown reflect yield at April 30, 2024.

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Asset-backed securities: 0.9%
United States: 0.9%
Credit Acceptance Auto Loan Trust,
Series 2024-1A, Class A,
5.680%, due 03/15/34[2]		571,000	$567,960
GM Financial Automobile Leasing Trust,
Series 2024-1, Class A3,
5.090%, due 03/22/27		438,000	434,893
Tesla Auto Lease Trust,
Series 2024-A, Class A3,
5.300%, due 06/21/27[2]		219,000	217,535
Toyota Lease Owner Trust,
Series 2024-A, Class A3,
5.250%, due 04/20/27[2]		331,000	329,310
Total asset-backed securities
(cost—$1,558,796)			1,549,698

Corporate bonds: 38.6%
Australia: 1.8%
Glencore Funding LLC
6.375%, due 10/06/30[2]		87,000	89,299
Santos Finance Ltd.
6.875%, due 09/19/33[2]		310,000	318,603
Westpac Banking Corp.
1.079%, due 04/05/27[3]	EUR	2,950,000	2,936,762
			3,344,664
Belgium: 0.1%
KBC Group NV
(fixed, converts to FRN on 03/05/29),
8.000%, due 09/05/28[3,4,5]	EUR	200,000	226,247

Brazil: 0.2%
Braskem Netherlands Finance BV
4.500%, due 01/31/30[2]		429,000	362,312

Canada: 4.3%
Bank of Montreal
0.125%, due 01/26/27[3]	EUR	3,100,000	3,018,215
Enbridge, Inc.
5.300%, due 04/05/29		260,000	257,001

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Canada—(continued)
(fixed, converts to FRN on 01/15/28),
7.375%, due 01/15/83[4]		530,000	$519,679
Toronto-Dominion Bank
0.864%, due 03/24/27[3]	EUR	2,950,000	2,921,883
3.666%, due 09/08/31[3]	EUR	1,000,000	1,092,769
			7,809,547
China: 0.4%
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.500%, due 05/11/31[6]		410,000	334,494
2.650%, due 02/15/32		42,000	33,940
3.400%, due 05/01/30		200,000	177,884
4.300%, due 06/18/29		196,000	185,059
5.000%, due 01/15/33		85,000	80,787
			812,164
Denmark: 0.8%
Danske Bank AS
(fixed, converts to FRN on 03/01/29),
5.705%, due 03/01/30[2,4]		230,000	227,131
(fixed, converts to FRN on 06/21/29),
4.750%, due 06/21/30[3,4]	EUR	350,000	386,188
(fixed, converts to FRN on 09/11/25),
1.621%, due 09/11/26[2,4]		830,000	782,154
			1,395,473
France: 3.2%
BNP Paribas SA
(fixed, converts to FRN on 02/20/34),
5.738%, due 02/20/35[2,4]		200,000	195,323
(fixed, converts to FRN on 05/20/29),
5.497%, due 05/20/30[2,4]		210,000	206,473

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
France—(continued)
(fixed, converts to FRN on 08/16/29),
7.750%, due 08/16/29[2,4,5]		625,000	$630,258
BPCE SA
0.500%, due 02/24/27[3]	EUR	100,000	97,339
4.375%, due 07/13/28[3]	EUR	600,000	649,208
(fixed, converts to FRN on 01/18/26),
5.975%, due 01/18/27[2,4]		820,000	818,479
(fixed, converts to FRN on 10/19/28),
6.714%, due 10/19/29[2,4,6]		830,000	854,126
(fixed, converts to FRN on 10/19/33),
7.003%, due 10/19/34[2,4]		250,000	262,986
Credit Agricole SA
(fixed, converts to FRN on 10/03/28),
6.316%, due 10/03/29[2,4]		705,000	718,317
Electricite de France SA
6.900%, due 05/23/53[2]		200,000	209,680
(fixed, converts to FRN on 06/01/28),
2.625%, due 12/01/27[3,4,5]	EUR	200,000	193,296
Societe Generale SA
(fixed, converts to FRN on 01/10/28),
6.446%, due 01/10/29[2,4]		540,000	546,965
TotalEnergies SE
(fixed, converts to FRN on 09/04/30),
2.000%, due 06/04/30[3,4,5]	EUR	400,000	368,541
			5,750,991
Germany: 1.4%
Commerzbank AG
(fixed, converts to FRN on 04/09/26),
6.125%, due 10/09/25[3,4,5]	EUR	400,000	419,410

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Germany—(continued)
(fixed, converts to FRN on 12/05/25),
4.000%, due 12/05/30[3,4]	EUR	800,000	$843,500
Deutsche Bank AG
(fixed, converts to FRN on 11/20/28),
6.819%, due 11/20/29[4]		185,000	190,137
RWE Finance U.S. LLC
5.875%, due 04/16/34[2]		150,000	147,150
Volkswagen International Finance NV Series PNC5,
(fixed, converts to FRN on 09/06/28),
7.500%, due 09/06/28[3,4,5]	EUR	300,000	344,344
Volkswagen Leasing GmbH
0.625%, due 07/19/29[3]	EUR	200,000	181,456
Vonovia SE
0.625%, due 12/14/29[3]	EUR	400,000	349,636
5.000%, due 11/23/30[3]	EUR	100,000	110,284
			2,585,917
Indonesia: 0.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.450%, due 05/21/28[3]		202,000	198,764

Ireland: 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450%, due 10/29/26		350,000	323,376
3.300%, due 01/30/32		150,000	125,227
5.750%, due 06/06/28		175,000	174,848

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Ireland—(continued)
AIB Group PLC
(fixed, converts to FRN on 04/04/27),
2.250%, due 04/04/28[3,4]	EUR	500,000	$507,537
Avolon Holdings Funding Ltd.
2.875%, due 02/15/25[2]		385,000	373,140
4.250%, due 04/15/26[2]		1,105,000	1,061,137
5.750%, due 03/01/29[2]		1,100,000	1,083,104
6.375%, due 05/04/28[2]		155,000	156,373
Bank of Ireland Group PLC
(fixed, converts to FRN on 06/05/25),
1.875%, due 06/05/26[3,4]	EUR	800,000	834,129
(fixed, converts to FRN on 07/04/30),
5.000%, due 07/04/31[3,4]	EUR	300,000	336,408
(fixed, converts to FRN on 09/16/25),
6.253%, due 09/16/26[2,4]		310,000	310,612
SMBC Aviation Capital Finance DAC
5.300%, due 04/03/29[2]		215,000	209,712
5.550%, due 04/03/34[2]		255,000	244,133
			5,739,736
Italy: 1.4%
Enel Finance International NV
5.000%, due 06/15/32[2]		400,000	376,415
5.500%, due 06/15/52[2]		200,000	178,010
Intesa Sanpaolo SpA
5.250%, due 01/13/30[3]	EUR	300,000	341,935
6.625%, due 06/20/33[2]		405,000	408,007
7.000%, due 11/21/25[2]		200,000	202,489
UniCredit SpA
0.850%, due 01/19/31[3]	EUR	350,000	305,971

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Italy—(continued)
(fixed, converts to FRN on 01/17/28),
4.800%, due 01/17/29[3,4]	EUR	400,000	$439,802
(fixed, converts to FRN on 06/03/26),
7.500%, due 06/03/26[3,4,5]	EUR	200,000	219,043
			2,471,672
Netherlands: 0.4%
Cooperatieve Rabobank UA
(fixed, converts to FRN on 12/01/26),
0.375%, due 12/01/27[3,4]	EUR	100,000	97,655
ING Groep NV
(fixed, converts to FRN on 11/16/26),
5.750%, due 11/16/26[4,5]		580,000	547,418
			645,073
New Zealand: 0.6%
Westpac Securities NZ Ltd.
3.750%, due 04/20/28[3]	EUR	1,039,000	1,117,714

Norway: 0.2%
Aker BP ASA
5.600%, due 06/13/28[2]		205,000	204,444
6.000%, due 06/13/33[2]		205,000	204,569
			409,013
Spain: 1.6%
Banco Bilbao Vizcaya Argentaria SA
(fixed, converts to FRN on 09/19/29),
9.375%, due 03/19/29[4,5]		475,000	498,852
Banco Santander SA
6.607%, due 11/07/28		400,000	414,945
(fixed, converts to FRN on 05/21/29),
9.625%, due 11/21/28[4,5,6]		400,000	419,246

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Spain—(continued)
CaixaBank SA
(fixed, converts to FRN on 03/15/29),
5.673%, due 03/15/30[2,4]		415,000	$407,797
(fixed, converts to FRN on 04/09/28),
5.875%, due 10/09/27[3,4,5]	EUR	400,000	415,675
(fixed, converts to FRN on 07/19/28),
5.000%, due 07/19/29[3,4]	EUR	400,000	442,279
(fixed, converts to FRN on 09/13/33),
6.840%, due 09/13/34[2,4]		230,000	237,701
			2,836,495
Switzerland: 0.1%
Holcim Finance Luxembourg SA
0.625%, due 01/19/33[3]	EUR	300,000	243,902

United Kingdom: 4.8%
BAT Capital Corp.
4.540%, due 08/15/47		235,000	175,851
Eversholt Funding PLC
6.359%, due 12/02/25[3]	GBP	301,000	380,119
Gatwick Funding Ltd.
6.125%, due 03/02/26[3]	GBP	100,000	125,957
Heathrow Funding Ltd.
1.125%, due 10/08/30[3]	EUR	300,000	269,521
6.450%, due 12/10/31[3]	GBP	350,000	459,714
6.750%, due 12/03/26[3]	GBP	478,000	613,171
HSBC Holdings PLC
(fixed, converts to FRN on 03/04/29),
5.546%, due 03/04/30[4]		440,000	433,972
(fixed, converts to FRN on 03/23/28),
6.500%, due 03/23/28[4,5,6]		480,000	458,442

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
United Kingdom—(continued)
(fixed, converts to FRN on 11/22/26),
2.251%, due 11/22/27[4]		610,000	$557,989
Lloyds Banking Group PLC
(fixed, converts to FRN on 08/07/26),
5.985%, due 08/07/27[4]		240,000	240,352
NatWest Group PLC
(fixed, converts to FRN on 06/29/26),
6.000%, due 12/29/25[4,5]		570,000	553,990
(fixed, converts to FRN on 09/06/27),
4.067%, due 09/06/28[3,4]	EUR	505,000	542,243
(fixed, converts to FRN on 11/10/25),
7.472%, due 11/10/26[4]		775,000	792,819
NGG Finance PLC
(fixed, converts to FRN on 09/05/27),
2.125%, due 09/05/82[3,4]	EUR	143,000	139,256
RELX Finance BV
3.750%, due 06/12/31[3]	EUR	300,000	323,045
Santander U.K. Group Holdings PLC
(fixed, converts to FRN on 11/21/25),
6.833%, due 11/21/26[4]		814,000	822,814
Segro Capital SARL
1.250%, due 03/23/26[3]	EUR	200,000	202,950
Standard Chartered PLC
(fixed, converts to FRN on 01/12/27),
2.608%, due 01/12/28[2,4]		343,000	314,766
(fixed, converts to FRN on 02/08/27),
6.750%, due 02/08/28[2,4,6]		819,000	836,723

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
United Kingdom—(continued)
(fixed, converts to FRN on 02/15/28),
7.750%, due 08/15/27[2,4,5]		200,000	$197,500
(fixed, converts to FRN on 09/23/26),
1.200%, due 09/23/31[3,4]	EUR	200,000	194,822
			8,636,016
United States: 14.0%
AbbVie, Inc.
4.050%, due 11/21/39		81,000	68,626
4.950%, due 03/15/31		165,000	161,843
5.050%, due 03/15/34		160,000	156,029
5.400%, due 03/15/54		290,000	280,770
5.500%, due 03/15/64		195,000	188,010
AES Corp.
1.375%, due 01/15/26		460,000	425,975
Ameren Illinois Co.
5.900%, due 12/01/52		40,000	40,406
American Tower Corp.
3.100%, due 06/15/50		70,000	43,582
Amgen, Inc.[6],
4.663%, due 06/15/51		130,000	108,330
Bank of America Corp.
(fixed, converts to FRN on 01/23/34),
5.468%, due 01/23/35[4]		1,000	972
(fixed, converts to FRN on 04/25/28),
5.202%, due 04/25/29[4]		325,000	319,970
(fixed, converts to FRN on 09/15/28),
5.819%, due 09/15/29[4]		905,000	910,325

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
(fixed, converts to FRN on 10/20/31),
2.572%, due 10/20/32[4]	311,000	$250,888
Baxter International, Inc.
2.539%, due 02/01/32[6]	370,000	296,434
Berry Global, Inc.
5.650%, due 01/15/34[2]	130,000	125,553
Boeing Co.
5.805%, due 05/01/50	95,000	84,068
6.528%, due 05/01/34[2]	75,000	75,540
6.858%, due 05/01/54[2]	215,000	215,583
7.008%, due 05/01/64[2]	120,000	120,109
BP Capital Markets PLC
(fixed, converts to FRN on 03/01/34),
6.450%, due 12/01/33[4,5]	470,000	474,174
Broadcom, Inc.
3.419%, due 04/15/33[2]	460,000	386,304
Cencora, Inc.
2.700%, due 03/15/31	61,000	51,093
2.800%, due 05/15/30	76,000	65,771
5.125%, due 02/15/34	410,000	396,129
CF Industries, Inc.
4.950%, due 06/01/43	159,000	136,169
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250%, due 01/15/29	250,000	208,672
3.500%, due 06/01/41	505,000	323,101
3.700%, due 04/01/51	95,000	55,586
5.250%, due 04/01/53[6]	180,000	135,118

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Cheniere Energy Partners LP
3.250%, due 01/31/32	385,000	$321,654
4.500%, due 10/01/29	440,000	411,682
Citigroup, Inc.
(fixed, converts to FRN on 02/13/29),
5.174%, due 02/13/30[4]	580,000	567,219
(fixed, converts to FRN on 03/20/29),
3.980%, due 03/20/30[4]	460,000	426,204
(fixed, converts to FRN on 05/01/31),
2.561%, due 05/01/32[4]	210,000	170,970
Columbia Pipelines Operating Co. LLC
5.927%, due 08/15/30[2]	65,000	65,111
6.036%, due 11/15/33[2]	230,000	230,732
Comcast Corp.
2.937%, due 11/01/56	300,000	175,069
5.500%, due 11/15/32	430,000	432,133
ConocoPhillips Co.
5.050%, due 09/15/33	137,000	133,444
5.550%, due 03/15/54	130,000	125,603
Constellation Energy Generation LLC
5.750%, due 03/15/54	130,000	122,322
6.250%, due 10/01/39	175,000	176,041
6.500%, due 10/01/53	80,000	83,031
DTE Energy Co.
5.850%, due 06/01/34	218,000	216,768
Duke Energy Corp.
4.850%, due 01/05/29	290,000	281,772
Energy Transfer LP
5.550%, due 02/15/28	402,000	401,584

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
5.550%, due 05/15/34		160,000	$155,710
5.750%, due 02/15/33		225,000	223,202
(fixed, converts to FRN on 05/15/29),
8.000%, due 05/15/54[4]		440,000	453,111
EnLink Midstream LLC
6.500%, due 09/01/30[2]		245,000	248,075
Entergy Arkansas LLC[6],
5.150%, due 01/15/33		140,000	135,999
Enterprise Products Operating LLC
(fixed, converts to FRN on 02/15/28),
5.375%, due 02/15/78[4]		74,000	68,532
FirstEnergy Transmission LLC
2.866%, due 09/15/28[2,6]		210,000	187,735
Ford Motor Credit Co. LLC
4.867%, due 08/03/27	EUR	677,000	737,148
5.800%, due 03/08/29		270,000	265,332
General Electric Co.
4.125%, due 09/19/35[3]	EUR	200,000	218,362
General Motors Financial Co., Inc.
5.550%, due 07/15/29		450,000	442,879
Goldman Sachs Group, Inc.
(fixed, converts to FRN on 04/25/29),
5.727%, due 04/25/30[4]		345,000	345,562
(fixed, converts to FRN on 04/25/34),
5.851%, due 04/25/35[4]		110,000	110,058

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
(fixed, converts to FRN on 05/01/28),
4.223%, due 05/01/29[4]	665,000	$631,003
(fixed, converts to FRN on 10/21/26),
1.948%, due 10/21/27[4]	280,000	255,661
HCA, Inc.
3.500%, due 09/01/30	117,000	103,154
3.500%, due 07/15/51	190,000	123,298
4.625%, due 03/15/52	185,000	144,901
5.250%, due 06/15/49	10,000	8,653
ITC Holdings Corp.
2.950%, due 05/14/30[2]	45,000	38,748
5.400%, due 06/01/33[2]	370,000	358,885
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
7.250%, due 11/15/53[2]	120,000	123,401
Jersey Central Power & Light Co.
2.750%, due 03/01/32[2]	330,000	268,026
KeyCorp
(fixed, converts to FRN on 03/06/34),
6.401%, due 03/06/35[4]	141,000	138,702
Kimco Realty OP LLC
6.400%, due 03/01/34	230,000	237,980
KLA Corp.
4.650%, due 07/15/32	310,000	296,218
Marvell Technology, Inc.
5.750%, due 02/15/29	67,000	67,310
5.950%, due 09/15/33	109,000	109,647

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
Meta Platforms, Inc.
4.450%, due 08/15/52		41,000	$34,134
Monongahela Power Co.
5.850%, due 02/15/34[2]		60,000	59,796
Morgan Stanley
(fixed, converts to FRN on 04/13/27),
5.652%, due 04/13/28[4]		370,000	370,363
(fixed, converts to FRN on 04/18/29),
5.656%, due 04/18/30[4]		405,000	405,086
(fixed, converts to FRN on 04/19/34),
5.831%, due 04/19/35[4]		170,000	169,932
(fixed, converts to FRN on 07/20/28),
5.449%, due 07/20/29[4]		655,000	650,994
(fixed, converts to FRN on 07/21/33),
5.424%, due 07/21/34[4]		250,000	242,585
Netflix, Inc.
4.625%, due 05/15/29	EUR	700,000	776,713
Occidental Petroleum Corp.
4.625%, due 06/15/45		85,000	65,408
6.200%, due 03/15/40		50,000	49,482
Oracle Corp.
3.600%, due 04/01/50		160,000	108,216
Pacific Gas & Electric Co.
5.800%, due 05/15/34		265,000	258,747
6.150%, due 01/15/33		210,000	210,193
6.750%, due 01/15/53		143,000	147,427
6.950%, due 03/15/34		240,000	253,638

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
Pfizer Investment Enterprises Pte. Ltd.
5.300%, due 05/19/53		100,000	$93,254
5.340%, due 05/19/63		120,000	110,083
Prologis Euro Finance LLC
1.000%, due 02/06/35	EUR	200,000	157,401
Prudential Financial, Inc.
(fixed, converts to FRN on 03/15/34),
6.500%, due 03/15/54[4]		580,000	571,447
Public Service Enterprise Group, Inc.
5.450%, due 04/01/34		120,000	116,703
Realty Income Corp.
5.125%, due 07/06/34	EUR	100,000	113,377
Roche Holdings, Inc.
4.985%, due 03/08/34[2]		200,000	194,006
San Diego Gas & Electric Co.
5.350%, due 04/01/53		170,000	157,176
Sempra
(fixed, converts to FRN on 04/01/27),
4.125%, due 04/01/52[4]		300,000	271,280
Southern Co. Gas Capital Corp.
5.750%, due 09/15/33		100,000	100,472
Series 20-A, 1.750%, due 01/15/31		220,000	174,551
Take-Two Interactive Software, Inc.
4.950%, due 03/28/28		175,000	171,277
Texas Instruments, Inc.
5.000%, due 03/14/53		94,000	86,092

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
T-Mobile USA, Inc.
3.375%, due 04/15/29		320,000	$290,388
U.S. Bancorp
(fixed, converts to FRN on 01/23/34),
5.678%, due 01/23/35[4]		65,000	63,499
Verizon Communications, Inc.
1.750%, due 01/20/31		380,000	300,043
Virginia Electric & Power Co.
5.000%, due 01/15/34		180,000	171,091
Vistra Operations Co. LLC
3.700%, due 01/30/27[2]		209,000	196,692
6.000%, due 04/15/34[2]		65,000	63,182
Warnermedia Holdings, Inc.
4.279%, due 03/15/32		300,000	258,416
5.050%, due 03/15/42		355,000	284,182
Wells Fargo & Co.
(fixed, converts to FRN on 04/22/27),
5.707%, due 04/22/28[4]		460,000	460,320
(fixed, converts to FRN on 07/25/33),
5.557%, due 07/25/34[4]		106,000	103,323
(fixed, converts to FRN on 10/23/28),
6.303%, due 10/23/29[4]		38,000	38,929
WPC Eurobond BV
1.350%, due 04/15/28	EUR	200,000	190,461
			25,484,120
Total corporate bonds
(cost—$70,459,525)			70,069,820

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Mortgage-backed securities: 2.6%
Spain: 0.2%
Fondo de Titulizacion de Activos Santander Hipotecario 2, Series 2, Class A,
3 mo. EUR EURIBOR + 0.150%,
4.054%, due 01/18/49[3,4]	EUR	270,834	$284,347
			284,347
United Kingdom: 0.5%
Gemgarto PLC, Series 2021-1A, Class A,
Sterling Overnight Index Average + 0.590%,
5.820%, due 12/16/67[2,4]	GBP	184,351	230,132
Silverstone Master Issuer PLC, Series 2022-1A, Class 2A,
Sterling Overnight Index Average + 0.290%,
5.523%, due 01/21/70[2,4]	GBP	600,000	747,578
			977,710
United States: 1.9%
Angel Oak Mortgage Trust, Series 2020-1, Class A1,
2.466%, due 12/25/59[2,4]		74,050	69,599
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B,
4.727%, due 09/10/58[4]		470,000	429,495
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class C,
5.082%, due 01/15/49[4]		320,000	282,167

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
United States—(continued)
Federal National Mortgage Association REMICS, Series 2021-86, Class T,
2.500%, due 09/25/48	1,604,946	$1,363,003
GS Mortgage Securities Trust, Series 2017-GS6, Class C,
4.322%, due 05/10/50[4]	350,000	279,697
OBX Trust
Series 2020-EXP1, Class 2A1, 1 mo. USD Term SOFR + 0.864%,
6.181%, due 02/25/60[2,4]	79,616	76,477
Series 2023-NQM1, Class A1,
6.120%, due 11/25/62[2,4]	207,722	206,500
Starwood Mortgage Residential Trust, Series 2020-1, Class A1,
2.275%, due 02/25/50[2,4]	14,869	13,817
UBS Commercial Mortgage Trust
Series 2017-C1, Class C,
4.578%, due 11/15/50[4]	360,000	313,020
Series 2018-C11, Class B,
4.713%, due 06/15/51[4]	440,000	376,453
Verus Securitization Trust, Series 2020-1, Class A1,
3.417%, due 01/25/60[2,4]	62,428	59,107
		3,469,335
Total mortgage-backed securities
(cost—$5,273,518)		4,731,392

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Non-U.S. government agency obligations: 34.6%
Bahrain: 0.3%
Bahrain Government International Bonds
6.750%, due 09/20/29[3]		545,000	$542,248

Bermuda: 0.5%
Bermuda Government International Bonds
4.750%, due 02/15/29[2]		910,000	869,505

Brazil: 0.4%
Brazil Government International Bonds
3.875%, due 06/12/30		725,000	636,187

Canada: 3.4%
Hydro-Quebec
6.500%, due 02/15/35	CAD	750,000	631,969
Province of British Columbia
2.800%, due 06/18/48	CAD	300,000	157,563
Province of Ontario
3.650%, due 06/02/33	CAD	3,430,000	2,337,802
Province of Quebec
3.600%, due 09/01/33	CAD	3,360,000	2,272,421
5.000%, due 12/01/41	CAD	1,100,000	824,762
			6,224,517
China: 7.1%
China Development Bank
3.020%, due 03/06/33	CNY	13,210,000	1,906,915
China Government Bonds
2.600%, due 09/01/32	CNY	18,000,000	2,528,417
2.670%, due 11/25/33	CNY	13,770,000	1,953,224
2.800%, due 11/15/32	CNY	39,200,000	5,591,702
4.500%, due 05/22/34[3]	CNY	6,000,000	946,179
			12,926,437

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Non-U.S. government agency obligations—(continued)
Dominican Republic: 0.3%
Dominican Republic International Bonds
4.875%, due 09/23/32[3]		720,000	$630,450

France: 2.2%
Caisse d'Amortissement de la Dette Sociale
0.450%, due 01/19/32[3]	EUR	2,800,000	2,456,627
0.600%, due 11/25/29[3]	EUR	900,000	840,895
French Republic Government Bonds OAT
2.500%, due 05/25/43[3]	EUR	700,000	652,752
			3,950,274
Hungary: 0.6%
Hungary Government International Bonds
5.500%, due 03/26/36[2]		321,000	299,782
6.125%, due 05/22/28[2]		291,000	293,473
6.125%, due 05/22/28[3]		500,000	504,250
			1,097,505
Indonesia: 0.2%
Indonesia Treasury Bonds
6.625%, due 02/15/34	IDR	5,490,000,000	322,897

Israel: 0.8%
Israel Government International Bonds
5.375%, due 03/12/29		480,000	470,174
5.500%, due 03/12/34		967,000	917,441
			1,387,615
Italy: 0.8%
Italy Buoni Poliennali del Tesoro
3.500%, due 02/15/31[3]	EUR	1,300,000	1,378,903

Japan: 4.3%
Japan Government Ten Year Bonds
0.100%, due 12/20/30	JPY	214,350,000	1,317,305

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Non-U.S. government agency obligations—(continued)
Japan—(continued)
0.500%, due 03/20/33	JPY	199,400,000	$1,233,975
Japan Government Thirty Year Bonds
1.000%, due 03/20/52	JPY	371,150,000	1,900,286
Japan Government Twenty Year Bonds
1.400%, due 12/20/42	JPY	224,900,000	1,387,346
1.500%, due 09/20/43	JPY	326,250,000	2,028,846
			7,867,758
Mexico: 2.6%
Mexico Bonos
7.750%, due 05/29/31	MXN	77,000,000	3,979,025
Mexico Government International Bonds
4.490%, due 05/25/32	EUR	496,000	528,008
6.000%, due 05/07/36		226,000	217,412
			4,724,445
Morocco: 0.2%
Morocco Government International Bonds
2.375%, due 12/15/27[2]		340,000	298,180

South Korea: 2.4%
Korea Treasury Bonds
3.000%, due 09/10/24	KRW	5,964,350,000	4,304,872

Spain: 3.3%
Spain Government Bonds
3.150%, due 04/30/33[3]	EUR	1,400,000	1,480,413
3.550%, due 10/31/33[3]	EUR	4,200,000	4,565,612
			6,046,025
Supranationals: 3.4%
Banque Ouest Africaine de Developpement
2.750%, due 01/22/33[2]	EUR	227,000	187,316
4.700%, due 10/22/31[3]		850,000	721,497

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Non-U.S. government agency obligations—(continued)
Supranationals—(continued)
European Union
3.000%, due 03/04/53[3]	EUR	5,410,000	$5,348,598
			6,257,411
United Kingdom: 1.8%
U.K. Gilts
1.250%, due 07/31/51[3]	GBP	700,000	409,696
1.625%, due 10/22/28[3]	GBP	1,105,000	1,236,050
3.750%, due 10/22/53[3]	GBP	1,600,000	1,673,420
			3,319,166
Total non-U.S. government agency obligations
(cost—$66,378,000)			62,784,395

U.S. government agency obligations: 18.4%
United States: 18.4%
Federal Home Loan Mortgage Corp.
2.500%, due 11/01/51		2,036,412	1,643,689
3.000%, due 08/01/52		1,088,640	914,950
5.000%, due 01/01/53		944,436	896,603
5.500%, due 04/01/53		1,180,998	1,161,796
5.500%, due 05/01/53		2,335,116	2,268,081
6.000%, due 07/01/53		909,730	901,601
6.000%, due 08/01/53		3,199,995	3,170,900
Federal National Mortgage Association
2.500%, due 07/01/51		3,560,875	2,850,916
2.500%, due 12/01/51		734,683	591,556
2.500%, due 05/01/52		811,160	648,931
3.000%, due 08/01/51		1,858,171	1,560,428
3.000%, due 11/01/51		1,940,133	1,622,776
3.000%, due 01/01/52		1,612,799	1,353,765
3.000%, due 03/01/52		770,065	642,050

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
U.S. government agency obligations—(continued)
United States—(continued)
3.000%, due 04/01/52	1,071,276	$895,666
3.500%, due 10/01/51	2,006,358	1,763,202
3.500%, due 04/01/52	4,481,790	3,907,230
3.500%, due 05/01/58	1,263,095	1,090,711
4.000%, due 01/01/50	3,064,389	2,793,834
6.500%, due 10/01/53	1,739,168	1,752,772
Government National Mortgage Association, TBA,
6.000%	880,000	882,262
Total U.S. government agency obligations
(cost—$35,351,317)		33,313,719

U.S. Treasury obligations: 2.0%
United States: 2.0%
U.S. Treasury Bonds
4.125%, due 08/15/53	61,000	54,624
4.750%, due 11/15/43	430,000	421,803
U.S. Treasury Inflation-Indexed Notes,
1.375%, due 07/15/33	3,473,372	3,224,509
Total U.S. Treasury obligations
(cost—$3,770,065)		3,700,936

	Number of shares
Short-term investments: 1.9%
Investment companies: 1.9%
State Street Institutional U.S. Government Money Market Fund, 5.248%[7] (cost $3,508,127)	3,508,127	3,508,127
Investment of cash collateral from securities loaned—0.7%
Money market funds—0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.290%[7] (cost $1,301,145)	1,301,145	1,301,145
Total investments (cost $187,600,493)[8]—99.7%		180,959,232
Other assets in excess of liabilities—0.3%		464,574
Net assets—100.0%		$181,423,806

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

Interest rate futures buy contracts:
73	AUD	Australian Bond 10 Year Futures	June 2024	$5,492,347	$5,321,499	$(170,848)
25	EUR	EURO 10 Year Euro BUND Futures	June 2024	3,470,990	3,470,536	(454)
75	EUR	EUX Short term Euro-BTP Futures	June 2024	8,483,698	8,425,015	(58,683)
1	EUR	French Government Bond Futures	June 2024	135,974	133,902	(2,072)
54	EUR	Italian Government Bond Futures	June 2024	6,778,661	6,741,997	(36,664)
42	GBP	United Kingdom Long Gilt Bond Futures	June 2024	5,159,851	5,026,640	(133,211)
U.S. Treasury futures buy contracts:
42	USD	U.S. Long Bond Futures	June 2024	$4,946,809	$4,780,125	$(166,684)
5	USD	Ultra U.S. Treasury Bond Futures	June 2024	$626,027	$597,813	$(28,214)
Total				$35,094,357	$34,497,527	$(596,830)
Interest rate futures sell contracts:
56	EUR	EURO BOBL 5 Year Index Future	June 2024	$(7,014,018)	$(6,958,233)	$55,785
192	EUR	EURO Schatz 2 Year Index Futures	June 2024	(21,655,326)	(21,537,302)	118,024
4	JPY	Japan Government Bond 10 Year Futures	June 2024	(3,653,920)	(3,664,839)	(10,919)
U.S. Treasury futures sell contracts:
30	USD	U.S. Treasury Note 10 Year Futures	June 2024	$(3,324,755)	$(3,223,125)	$101,630
2	USD	U.S. Treasury Note 2 Year Futures	June 2024	(409,060)	(405,313)	3,747
63	USD	U.S. Treasury Note 5 Year Futures	June 2024	(6,677,956)	(6,598,758)	79,198
186	USD	Ultra U.S. Treasury Note 10 Year Futures	June 2024	(21,022,514)	(20,500,687)	521,827
Total				$(63,757,549)	$(62,888,257)	$869,292
Net unrealized appreciation (depreciation)						$272,462

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	342,588	TRY	14,681,607	01/22/25	$90
BB	EUR	1,713,029	USD	1,857,297	05/22/24	27,774
BB	THB	25,658,538	USD	698,505	05/23/24	5,072
BNP	CNY	10,040,590	USD	1,384,075	05/22/24	(4,568)
BNP	EUR	100,000	USD	106,893	05/22/24	93
BNP	USD	1,069,663	CZK	25,461,441	05/22/24	10,620
BNP	USD	2,736,702	EUR	2,560,133	05/22/24	(2,470)
BNP	USD	1,115,206	SGD	1,513,465	05/23/24	(5,444)
BOA	AUD	150,000	USD	98,522	05/22/24	1,293
BOA	PLN	2,743,874	EUR	642,233	05/22/24	9,601
BOA	USD	192,709	AUD	300,000	05/22/24	1,748
BOA	USD	379,083	EUR	352,373	05/22/24	(2,746)
BOA	USD	155,230	GBP	124,059	05/22/24	(196)
CITI	AUD	1,888,728	USD	1,233,264	05/22/24	9,006
CITI	AUD	352,723	USD	226,400	05/22/24	(2,232)
CITI	CAD	3,528,577	USD	2,566,566	05/22/24	2,576
CITI	EUR	213,191	USD	228,222	05/22/24	532
CITI	EUR	9,069,418	USD	9,681,866	05/22/24	(4,311)
CITI	GBP	183,648	AUD	351,817	05/22/24	(1,455)
CITI	GBP	275,480	CAD	470,956	05/22/24	(2,048)
CITI	GBP	183,648	SEK	2,447,258	05/22/24	(7,248)
CITI	GBP	33,348	USD	41,738	05/22/24	64
CITI	GBP	274,588	USD	343,100	05/22/24	(46)
CITI	MXN	19,656,238	USD	1,175,290	05/22/24	31,328
CITI	NZD	1,346,638	USD	800,107	05/22/24	6,604
CITI	SEK	3,734,940	GBP	274,412	05/22/24	3,731
CITI	USD	1,031,132	CHF	937,152	05/22/24	(9,488)
CITI	USD	378,322	DKK	2,646,152	05/22/24	679
CITI	USD	168,793	GBP	137,069	05/22/24	2,498

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
CITI	USD	1,363,899	NZD	2,284,800	05/22/24	$(17,588)
CITI	USD	1,165,536	PLN	4,665,042	05/22/24	(15,703)
CITI	USD	1,186,158	SEK	12,845,736	05/22/24	(19,551)
GSI	AUD	350,827	CAD	315,767	05/22/24	2,045
GSI	CHF	309,091	EUR	319,832	05/22/24	4,624
GSI	EUR	320,455	CHF	313,221	05/22/24	(787)
GSI	EUR	640,033	PLN	2,775,056	05/22/24	434
GSI	EUR	544,587	USD	583,312	05/22/24	1,691
GSI	JPY	71,099,759	USD	456,690	05/22/24	4,523
GSI	MXN	18,381,612	USD	1,073,302	05/22/24	3,521
GSI	NZD	383,987	CAD	315,705	05/22/24	3,140
GSI	SEK	3,709,443	GBP	274,941	05/22/24	6,708
GSI	USD	459,424	EUR	431,132	05/22/24	1,026
GSI	USD	168,957	GBP	137,060	05/22/24	2,323
GSI	USD	155,448	RON	726,166	05/22/24	240
GSI	USD	1,307,036	THB	48,134,209	05/23/24	(6,189)
HSBC	GBP	120,089	USD	152,356	05/22/24	2,283
HSBC	USD	25,372	CAD	34,982	05/22/24	48
HSBC	USD	1,881,598	CNY	13,660,153	05/22/24	7,642
MSCI	AUD	4,238,196	USD	2,770,815	05/22/24	23,651
MSCI	EUR	1,705,082	USD	1,827,106	05/22/24	6,071
MSCI	GBP	10,000	USD	12,662	05/22/24	165
MSCI	GBP	33,765	USD	42,064	05/22/24	(131)
MSCI	JPY	2,401,850	USD	15,694	05/22/24	420
MSCI	USD	1,823,063	AUD	2,822,935	05/22/24	6,741
MSCI	USD	3,747,498	AUD	5,755,514	05/22/24	(16,820)
MSCI	USD	2,403,101	CNY	17,421,159	05/22/24	6,297
MSCI	USD	1,370,446	EUR	1,265,935	05/22/24	(18,422)
MSCI	USD	858,420	GBP	688,033	05/22/24	1,397
MSCI	USD	308,862	ILS	1,165,259	05/22/24	2,836
MSCI	USD	9,413,151	JPY	1,430,872,616	05/22/24	(313,357)
MSCI	USD	144,459	NOK	1,572,230	05/22/24	(2,855)
SCB	CNY	1,105,673	USD	152,411	05/22/24	(506)
SSB	AUD	30,000	USD	19,855	05/22/24	409
SSB	GBP	41,956	USD	52,648	05/22/24	217
SSB	USD	112,889	HUF	41,636,749	05/22/24	511
TDB	EUR	214,078	USD	228,442	05/22/24	(194)
Net unrealized appreciation (depreciation)						$(252,083)

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$1,549,698	$—	$1,549,698
Corporate bonds	—	70,069,820	—	70,069,820
Mortgage-backed securities	—	4,731,392	—	4,731,392
Non-U.S. government agency obligations	—	62,784,395	—	62,784,395
U.S. government agency obligations	—	33,313,719	—	33,313,719
U.S. Treasury obligations	—	3,700,936	—	3,700,936
Short-term investments	—	3,508,127	—	3,508,127
Investment of cash collateral from securities loaned	—	1,301,145	—	1,301,145
Futures contracts	577,612	302,599	—	880,211
Forward foreign currency contracts	—	202,272	—	202,272
Total	$577,612	$181,464,103	$—	$182,041,715

Liabilities
Futures contracts	$—	$(607,749)	$—	$(607,749)
Forward foreign currency contracts	—	(454,355)	—	(454,355)
Total	$—	$(1,062,104)	$—	$(1,062,104)

At April 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

1	In U.S. dollars unless otherwise indicated.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $20,799,637, represented 11.5% of the Portfolios net assets at period end.
3	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
4	Floating or variable rate securities. The rates disclosed are as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
5	Perpetual investment. Date shown reflects the next call date.
6	Security, or portion thereof, was on loan at the period end.
7	Rates shown reflect yield at April 30, 2024.
8	Includes $2,492,586 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $1,301,145 and non-cash collateral of $1,251,723.

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—95.5%
Advertising: 0.6%
Clear Channel Outdoor Holdings, Inc.
5.125%, due 08/15/27[2]		75,000	$69,519
7.500%, due 06/01/29[2]		125,000	100,728
7.750%, due 04/15/28[2]		200,000	169,573
7.875%, due 04/01/30[2]		100,000	98,046
Lamar Media Corp.
3.750%, due 02/15/28		25,000	23,074
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250%, due 01/15/29[2]		100,000	89,005
4.625%, due 03/15/30[2]		175,000	154,502
5.000%, due 08/15/27[2]		200,000	190,355
Summer BC Holdco B SARL
5.750%, due 10/31/26[3]	EUR	175,000	183,230
			1,078,032
Aerospace & defense: 1.6%
AAR Escrow Issuer LLC
6.750%, due 03/15/29[2]		50,000	50,270
Bombardier, Inc.
6.000%, due 02/15/28[2]		175,000	170,658
7.250%, due 07/01/31[2]		50,000	50,123
7.500%, due 02/01/29[2]		100,000	102,293
7.875%, due 04/15/27[2]		420,000	417,383
Evander Gold Mines Ltd.
10.000%, due 04/19/26[4,5,6]	EUR	101,301	0
Spirit AeroSystems, Inc.
4.600%, due 06/15/28		125,000	115,180
9.375%, due 11/30/29[2]		100,000	108,152
9.750%, due 11/15/30[2]		150,000	165,937

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Aerospace & defense—(continued)
TransDigm, Inc.
4.625%, due 01/15/29		200,000	$183,198
4.875%, due 05/01/29		100,000	91,978
5.500%, due 11/15/27		750,000	728,861
6.375%, due 03/01/29[2]		50,000	49,618
6.625%, due 03/01/32[2]		100,000	99,830
6.750%, due 08/15/28[2]		300,000	301,275
6.875%, due 12/15/30[2]		75,000	75,510
7.125%, due 12/01/31[2]		100,000	101,907
Triumph Group, Inc.
9.000%, due 03/15/28[2]		90,000	93,191
			2,905,364
Agriculture: 0.3%
Darling Ingredients, Inc.
5.250%, due 04/15/27[2]		75,000	72,667
6.000%, due 06/15/30[2]		100,000	97,144
MHP Lux SA
6.250%, due 09/19/29[3]		200,000	136,625
Tereos Finance Groupe I SA
4.750%, due 04/30/27[3]	EUR	100,000	106,412
7.250%, due 04/15/28[2]		150,000	168,115
			580,963
Airlines: 1.2%
Air Canada
3.875%, due 08/15/26[2]		25,000	23,716
Air France-KLM
1.875%, due 01/16/25[3]	EUR	200,000	209,399
Allegiant Travel Co.
7.250%, due 08/15/27[2]		50,000	48,326

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Airlines—(continued)
American Airlines, Inc.
7.250%, due 02/15/28[2]		100,000	$100,566
8.500%, due 05/15/29[2]		150,000	156,251
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 04/20/26[2]		150,000	148,260
5.750%, due 04/20/29[2]		275,000	265,577
Avianca Midco 2 PLC
9.000%, due 12/01/28[2]		525,000	496,125
Delta Air Lines, Inc.
7.375%, due 01/15/26		75,000	76,711
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
5.750%, due 01/20/26[2]		100,000	93,789
Transportes Aereos Portugueses SA
5.625%, due 12/02/24[3]	EUR	300,000	318,543
United Airlines Pass-Through Trust Series 2020-1, Class A,
5.875%, due 10/15/27		27,548	27,472
United Airlines, Inc.
4.375%, due 04/15/26[2]		50,000	48,094
4.625%, due 04/15/29[2]		150,000	138,244
			2,151,073
Apparel: 0.2%
Crocs, Inc.
4.125%, due 08/15/31[2]		175,000	146,855
4.250%, due 03/15/29[2]		25,000	22,412
CT Investment GmbH
6.375%, due 04/15/30[2]	EUR	100,000	106,854

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Apparel—(continued)
Hanesbrands, Inc.
9.000%, due 02/15/31[2]		50,000	$49,760
Kontoor Brands, Inc.
4.125%, due 11/15/29[2]		75,000	66,625
			392,506
Auto manufacturers: 0.9%
Allison Transmission, Inc.
3.750%, due 01/30/31[2]		25,000	21,399
4.750%, due 10/01/27[2]		75,000	71,681
Aston Martin Capital Holdings Ltd.
10.375%, due 03/31/29[2]	GBP	100,000	124,632
Ford Motor Co.
4.750%, due 01/15/43		125,000	98,419
5.291%, due 12/08/46		50,000	42,043
Ford Motor Credit Co. LLC
4.000%, due 11/13/30		200,000	174,297
4.867%, due 08/03/27	EUR	175,000	190,548
5.113%, due 05/03/29		200,000	190,566
Jaguar Land Rover Automotive PLC
5.875%, due 11/15/24[3]	EUR	100,000	106,987
5.875%, due 01/15/28[2]		200,000	194,381
6.875%, due 11/15/26[3]	EUR	200,000	224,921
JB Poindexter & Co., Inc.
8.750%, due 12/15/31[2]		75,000	76,633
Mclaren Finance PLC
7.500%, due 08/01/26[2]		200,000	173,700
Wabash National Corp.
4.500%, due 10/15/28[2]		25,000	22,463
			1,712,670

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Auto parts & equipment: 2.5%
Adient Global Holdings Ltd.
7.000%, due 04/15/28[2]		25,000	$25,256
8.250%, due 04/15/31[2]		25,000	25,961
Adler Pelzer Holding GmbH
9.500%, due 04/01/27[2]	EUR	200,000	213,784
9.500%, due 04/01/27[3]		100,000	106,892
Clarios Global LP
6.750%, due 05/15/25[2]		42,000	42,009
Clarios Global LP/Clarios U.S. Finance Co.
4.375%, due 05/15/26[3]	EUR	325,000	343,056
6.250%, due 05/15/26[2]		25,000	24,970
8.500%, due 05/15/27[2]		25,000	25,033
Dana Financing Luxembourg SARL
8.500%, due 07/15/31[2]	EUR	125,000	145,118
Dana, Inc.
4.500%, due 02/15/32		25,000	21,210
5.375%, due 11/15/27		25,000	24,158
Dealer Tire LLC/DT Issuer LLC
8.000%, due 02/01/28[2]		75,000	73,780
Dornoch Debt Merger Sub, Inc.
6.625%, due 10/15/29[2]		275,000	227,117
Forvia SE
2.750%, due 02/15/27[3]	EUR	350,000	356,338
3.125%, due 06/15/26[3]		100,000	104,179

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Auto parts & equipment—(continued)
Goodyear Tire & Rubber Co.
5.000%, due 07/15/29		75,000	$68,023
5.250%, due 04/30/31		25,000	22,419
5.250%, due 07/15/31		350,000	309,596
7.000%, due 03/15/28		25,000	25,224
9.500%, due 05/31/25		50,000	50,168
Grupo Antolin-Irausa SA
3.500%, due 04/30/28[3]	EUR	100,000	83,242
IHO Verwaltungs GmbH
8.750% Cash or 9.500% PIK, 8.750%, due 05/15/28[2,7]		225,000	257,829
Mahle GmbH
6.500%, due 05/02/31[2]		100,000	106,853
Nemak SAB de CV
2.250%, due 07/20/28[3]		150,000	141,801
2.250%, due 07/20/28[2]		125,000	118,167
3.625%, due 06/28/31[3]		200,000	156,500
Phinia, Inc.
6.750%, due 04/15/29[2]		25,000	25,089
Standard Profil Automotive GmbH
6.250%, due 04/30/26[3]	EUR	100,000	96,048
Tenneco, Inc.
8.000%, due 11/17/28[2]		225,000	210,232
TI Automotive Finance PLC
3.750%, due 04/15/29[3]	EUR	175,000	171,819
ZF Europe Finance BV
3.000%, due 10/23/29[3]		200,000	195,565

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Auto parts & equipment—(continued)
ZF Finance GmbH
3.000%, due 09/21/25[3]		100,000	$104,800
5.750%, due 08/03/26[3]		100,000	109,568
ZF North America Capital, Inc.
6.750%, due 04/23/30[2]		150,000	150,312
6.875%, due 04/14/28[2]		150,000	151,003
6.875%, due 04/23/32[2]		150,000	151,574
7.125%, due 04/14/30[2]		150,000	153,373
			4,618,066
Banks: 2.3%
Access Bank PLC
6.125%, due 09/21/26[3]		200,000	185,063
Banco de Credito e Inversiones SA
(fixed, converts to FRN on 05/08/29),
8.750%, due 02/08/29[2,6,8]		200,000	204,424
Banco de Credito Social Cooperativo SA
(fixed, converts to FRN on 03/09/27),
1.750%, due 03/09/28[3,6]	EUR	200,000	196,231
Bank of America Corp. Series JJ,
(fixed, converts to FRN on 06/20/24),
5.125%, due 06/20/24[6,8]		75,000	74,843
Barclays PLC
(fixed, converts to FRN on 06/15/25),
7.125%, due 06/15/25[6,8]	GBP	200,000	246,161
(fixed, converts to FRN on 06/15/24),
8.000%, due 06/15/24[6,8]		200,000	199,828

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Banks—(continued)
BBVA Bancomer SA
(fixed, converts to FRN on 01/08/34),
8.125%, due 01/08/39[2,6]		250,000	$252,663
Citigroup, Inc.
Series V, (fixed, converts to FRN on 01/30/25),
4.700%, due 01/30/25[6,8]		175,000	170,045
Series T, (fixed, converts to FRN on 08/15/26),
6.250%, due 08/15/26[6,8]		125,000	124,432
Commerzbank AG
(fixed, converts to FRN on 12/29/26),
1.375%, due 12/29/31[3,6]	EUR	200,000	194,344
(fixed, converts to FRN on 12/05/25),
4.000%, due 12/05/30[3,6]		100,000	105,438
(fixed, converts to FRN on 12/06/27),
6.500%, due 12/06/32[3,6]		100,000	111,407
Deutsche Bank AG
(fixed, converts to FRN on 06/24/27),
4.000%, due 06/24/32[3,6]		400,000	410,162
(fixed, converts to FRN on 05/19/26),
5.625%, due 05/19/31[3,6]		100,000	107,261
Freedom Mortgage Corp.
6.625%, due 01/15/27[2]		250,000	240,629
7.625%, due 05/01/26[2]		75,000	74,663
12.000%, due 10/01/28[2]		25,000	26,756
12.250%, due 10/01/30[2]		25,000	27,130

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Banks—(continued)
Goldman Sachs Group, Inc. Series R,
(fixed, converts to FRN on 02/10/25),
4.950%, due 02/10/25[6,8]		75,000	$73,636
Intesa Sanpaolo SpA
2.925%, due 10/14/30[3]	EUR	250,000	242,189
3.928%, due 09/15/26[3]		250,000	265,350
JPMorgan Chase & Co. Series HH,
(fixed, converts to FRN on 02/01/25),
4.600%, due 02/01/25[6,8]		75,000	73,774
UniCredit SpA
(fixed, converts to FRN on 09/23/24),
2.000%, due 09/23/29[3,6]	EUR	400,000	421,097
(fixed, converts to FRN on 01/15/27),
2.731%, due 01/15/32[3,6]		325,000	327,418
			4,354,944
Beverages: 0.4%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
5.250%, due 04/27/29[2]		200,000	186,058
Primo Water Holdings, Inc.
3.875%, due 10/31/28[3]	EUR	331,000	338,654
4.375%, due 04/30/29[2]		150,000	136,914
Triton Water Holdings, Inc.
6.250%, due 04/01/29[2]		100,000	89,673
			751,299
Biotechnology: 0.1%
Grifols SA
3.875%, due 10/15/28[3]	EUR	225,000	189,545

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Building Materials: 2.1%
AmeriTex HoldCo Intermediate LLC
10.250%, due 10/15/28[2]		50,000	$52,669
Builders FirstSource, Inc.
4.250%, due 02/01/32[2]		300,000	261,311
5.000%, due 03/01/30[2]		100,000	93,634
6.375%, due 06/15/32[2]		225,000	222,665
Cemex SAB de CV
(fixed, converts to FRN on 09/08/26),
5.125%, due 06/08/26[2,6,8]		200,000	191,910
(fixed, converts to FRN on 09/08/26),
5.125%, due 06/08/26[3,6,8]		600,000	575,730
Compact Bidco BV
5.750%, due 05/01/26[2]	EUR	200,000	99,890
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.375%, due 12/15/30[2]		125,000	139,396
6.625%, due 12/15/30[2]		100,000	99,104
Griffon Corp.
5.750%, due 03/01/28		250,000	240,766
James Hardie International Finance DAC
3.625%, due 10/01/26[2]	EUR	150,000	157,307
JELD-WEN, Inc.
4.625%, due 12/15/25[2]		25,000	24,372
Knife River Corp.
7.750%, due 05/01/31[2]		50,000	51,933
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.750%, due 04/01/32[2]		75,000	74,485

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Building Materials—(continued)
MIWD Holdco II LLC/MIWD Finance Corp.
5.500%, due 02/01/30[2]		75,000	$67,924
New Enterprise Stone & Lime Co., Inc.
5.250%, due 07/15/28[2]		125,000	117,416
9.750%, due 07/15/28[2]		100,000	102,247
Oscar AcquisitionCo LLC/Oscar Finance, Inc.
9.500%, due 04/15/30[2]		50,000	48,108
Sisecam U.K. PLC
8.250%, due 05/02/29[2]		200,000	203,442
Smyrna Ready Mix Concrete LLC
6.000%, due 11/01/28[2]		225,000	217,655
Standard Industries, Inc.
2.250%, due 11/21/26[3]	EUR	225,000	226,698
4.375%, due 07/15/30[2]		175,000	154,989
5.000%, due 02/15/27[2]		125,000	120,408
Summit Materials LLC/Summit Materials Finance Corp.
5.250%, due 01/15/29[2]		100,000	96,089
6.500%, due 03/15/27[2]		50,000	49,871
7.250%, due 01/15/31[2]		45,000	46,230
West China Cement Ltd.
4.950%, due 07/08/26[3]		200,000	162,638
			3,898,887
Chemicals: 3.8%
ASP Unifrax Holdings, Inc.
7.500%, due 09/30/29[2]		25,000	12,813

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Chemicals—(continued)
Avient Corp.
5.750%, due 05/15/25[2]		100,000	$99,496
7.125%, due 08/01/30[2]		125,000	126,472
Braskem Netherlands Finance BV
4.500%, due 01/31/30[3]		850,000	717,867
Chemours Co.
4.000%, due 05/15/26	EUR	200,000	203,835
4.625%, due 11/15/29[2]		75,000	64,265
5.375%, due 05/15/27		75,000	70,960
5.750%, due 11/15/28[2]		175,000	160,715
Consolidated Energy Finance SA
5.000%, due 10/15/28[2]	EUR	225,000	202,998
Herens Midco SARL
5.250%, due 05/15/29[3]		200,000	150,706
INEOS Finance PLC
2.125%, due 11/15/25[3]		175,000	180,952
6.375%, due 04/15/29[2]		150,000	160,880
INEOS Quattro Finance 2 PLC
8.500%, due 03/15/29[2]		100,000	111,460
Innophos Holdings, Inc.
9.375%, due 02/15/28[2]		100,000	86,492
Iris Holdings, Inc.
8.750% Cash or 9.500% PIK,
8.750%, due 02/15/26[2,7]		125,000	105,074
Italmatch Chemicals SpA
10.000%, due 02/06/28[2]	EUR	125,000	139,803
10.000%, due 02/06/28[3]		100,000	111,843

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Chemicals—(continued)
Lune Holdings SARL
5.625%, due 11/15/28[3]		100,000	$86,443
Methanex Corp.
5.125%, due 10/15/2[7]		75,000	72,133
Minerals Technologies, Inc.
5.000%, due 07/01/28[2]		100,000	94,439
Monitchem HoldCo 3 SA
8.750%, due 05/01/28[2]	EUR	100,000	108,609
Nobian Finance BV
3.625%, due 07/15/26[3]		125,000	128,929
NOVA Chemicals Corp.
4.250%, due 05/15/29[2]		50,000	41,850
5.000%, due 05/01/25[2]		50,000	49,066
5.250%, due 06/01/27[2]		75,000	70,553
8.500%, due 11/15/28[2]		125,000	131,385
9.000%, due 02/15/30[2]		150,000	154,560
OCP SA
6.875%, due 04/25/44[3]		500,000	459,219
7.500%, due 05/02/54[2]		200,000	194,200
Olin Corp.
5.000%, due 02/01/30		75,000	69,998
5.625%, due 08/01/29		150,000	144,606
Olympus Water U.S. Holding Corp.
5.375%, due 10/01/29[3]	EUR	375,000	348,566
6.250%, due 10/01/29[2]		200,000	180,244
9.625%, due 11/15/28[3]	EUR	125,000	141,797

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Chemicals—(continued)
Polar U.S. Borrower LLC/Schenectady International Group, Inc.
6.750%, due 05/15/26[2]		125,000	$32,500
Rain Carbon, Inc.
12.250%, due 09/01/29[2]		50,000	52,070
Sasol Financing USA LLC
4.500%, due 11/08/27[3]		200,000	175,400
5.500%, due 03/18/31		300,000	249,469
SCIH Salt Holdings, Inc.
4.875%, due 05/01/28[2]		100,000	92,979
6.625%, due 05/01/29[2]		150,000	138,403
SCIL IV LLC/SCIL USA Holdings LLC
9.500%, due 07/15/28[2]	EUR	150,000	173,271
9.500%, due 07/15/28[3]		100,000	115,514
Synthomer PLC
7.375%, due 05/02/29[2]		125,000	134,701
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.125%, due 04/01/29[2]		240,000	61,657
5.375%, due 09/01/25[2]		46,000	36,555
Tronox, Inc.
4.625%, due 03/15/29[2]		175,000	156,115
UPL Corp. Ltd.
(fixed, converts to FRN on 05/27/25),
5.250%, due 02/27/25[3,6,8]		200,000	137,937
WR Grace Holdings LLC
4.875%, due 06/15/27[2]		125,000	118,641
5.625%, due 08/15/29[2]		125,000	111,937
7.375%, due 03/01/31[2]		50,000	50,683
			7,021,060

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Coal: 0.2%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
3.000%, due 03/15/24[4,5,9]		550,000	$5,500
Indika Energy Capital IV Pte. Ltd.
8.250%, due 10/22/25[2]		300,000	301,875
Murray Energy Corp.
9.000% Cash and 3.000% PIK,
0.000%, due 04/15/24[2,4,5,10]		1,268,693	0
			307,375
Commercial services: 4.0%
ADT Security Corp.
4.125%, due 08/01/29[2]		100,000	90,394
4.875%, due 07/15/32[2]		150,000	133,515
Adtalem Global Education, Inc.
5.500%, due 03/01/28[2]		56,000	53,059
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.000%, due 06/01/29[2]		200,000	169,804
6.625%, due 07/15/26[2]		113,000	112,701
9.750%, due 07/15/27[2]		250,000	249,053
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
3.625%, due 06/01/28[2]	EUR	100,000	97,649
4.625%, due 06/01/28[2]		200,000	179,406
4.875%, due 06/01/28[3]	GBP	150,000	166,894
Alta Equipment Group, Inc.
5.625%, due 04/15/26[2]		75,000	72,185

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Commercial services—(continued)
AMN Healthcare, Inc.
4.000%, due 04/15/29[2]		250,000	$221,287
4.625%, due 10/01/27[2]		25,000	23,483
APi Group DE, Inc.
4.125%, due 07/15/29[2]		175,000	154,291
APX Group, Inc.
5.750%, due 07/15/29[2]		175,000	162,721
Arena Luxembourg Finance SARL
1.875%, due 02/01/28[3]	EUR	125,000	120,160
1.875%, due 02/01/28[2]		100,000	96,128
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.375%, due 03/01/29[2]		200,000	177,897
5.750%, due 07/15/27[2]		25,000	23,753
Avis Budget Finance PLC
7.250%, due 07/31/30[2]	EUR	200,000	210,061
BCP V Modular Services Finance II PLC
4.750%, due 11/30/28[3]		100,000	100,305
BCP V Modular Services Finance PLC
6.750%, due 11/30/29[3]		250,000	232,116
Boels Topholding BV
5.750%, due 05/15/30[2]		100,000	106,724
Carriage Services, Inc.
4.250%, due 05/15/29[2]		75,000	66,130
Champions Financing, Inc.
8.750%, due 02/15/29[2]		25,000	25,548

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Commercial services—(continued)
GEO Group, Inc.
8.625%, due 04/15/29[2]		75,000	$75,927
10.250%, due 04/15/31[2]		100,000	103,094
Hertz Corp.
3.000%, due 01/15/28[2]		50,000	4,500
5.000%, due 12/01/29[2]		75,000	51,502
Kapla Holding SAS
3.375%, due 12/15/26[3]	EUR	250,000	257,462
La Financiere Atalian SASU
8.500%, due 06/30/28		298,201	209,226
Loxam SAS
4.500%, due 02/15/27[3]		100,000	105,918
6.375%, due 05/31/29[2]		100,000	110,142
Matthews International Corp.
5.250%, due 12/01/25[2]		75,000	73,431
Mavis Tire Express Services Topco Corp.
6.500%, due 05/15/29[2]		325,000	301,132
Mundys SpA
1.875%, due 02/12/28[3]	EUR	225,000	220,480
Neptune Bidco U.S., Inc.
9.290%, due 04/15/29[2]		275,000	259,566
NESCO Holdings II, Inc.
5.500%, due 04/15/29[2]		125,000	116,349
Nexi SpA
1.625%, due 04/30/26[3]	EUR	100,000	101,384
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.
4.000%, due 06/15/29[2]		100,000	87,926

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Commercial services—(continued)
PECF USS Intermediate Holding III Corp.
8.000%, due 11/15/29[2]		125,000	$54,688
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.250%, due 01/15/28[2]		75,000	73,269
PROG Holdings, Inc.
6.000%, due 11/15/29[2]		50,000	46,070
Q-Park Holding I BV
2.000%, due 03/01/27[3]	EUR	175,000	172,047
2.000%, due 03/01/27[2]		100,000	98,313
Rekeep SpA
7.250%, due 02/01/26[3]		275,000	265,746
Service Corp. International
3.375%, due 08/15/30		25,000	21,207
4.000%, due 05/15/31		225,000	193,829
United Rentals North America, Inc.
3.750%, due 01/15/32		75,000	64,048
3.875%, due 02/15/31		125,000	109,594
4.000%, due 07/15/30		225,000	200,531
4.875%, due 01/15/28		50,000	47,926
5.250%, due 01/15/30		275,000	263,744
5.500%, due 05/15/27		25,000	24,633
6.125%, due 03/15/34[2]		25,000	24,410
Verisure Holding AB
7.125%, due 02/01/28[2]	EUR	125,000	138,902
Verisure Midholding AB
5.250%, due 02/15/29[3]		200,000	205,436

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Commercial services—(continued)
Verscend Escrow Corp.
9.750%, due 08/15/26[2]	125,000	$125,000
WASH Multifamily Acquisition, Inc.
5.750%, due 04/15/26[2]	100,000	96,951
Williams Scotsman, Inc.
4.625%, due 08/15/28[2]	75,000	69,224
6.125%, due 06/15/25[2]	60,000	59,775
		7,478,646
Computers: 0.9%
ASGN, Inc.
4.625%, due 05/15/28[2]	175,000	163,312
CA Magnum Holdings
5.375%, due 10/31/26[3]	200,000	189,200
Exela Intermediate LLC/Exela Finance, Inc.
11.500% PIK,
11.500%, due 04/15/26[2,7]	158,398	23,760
McAfee Corp.
7.375%, due 02/15/30[2]	75,000	69,470
NCR Atleos Corp.
9.500%, due 04/01/29[2]	200,000	212,599
NCR Voyix Corp.
5.000%, due 10/01/28[2]	125,000	115,120
5.125%, due 04/15/29[2]	300,000	275,674
5.250%, due 10/01/30[2]	25,000	22,262
Presidio Holdings, Inc.
4.875%, due 02/01/27[2]	75,000	74,863
8.250%, due 02/01/28[2]	100,000	101,113
Seagate HDD Cayman
4.125%, due 01/15/31	80,000	69,432
9.625%, due 12/01/32	226,125	253,657

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Computers—(continued)
Vericast Corp.
11.000%, due 09/15/26[2]		126,250	$135,403
Western Digital Corp.
4.750%, due 02/15/26		50,000	48,655
			1,754,520
Cosmetics/Personal Care: 0.2%
Coty, Inc.
5.750%, due 09/15/28[2]	EUR	100,000	110,332
5.750%, due 09/15/28[3]		100,000	110,231
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
6.625%, due 07/15/30[2]		50,000	50,030
Essity AB
0.250%, due 02/08/31[3]	EUR	100,000	94,921
			365,514
Distribution & wholesale: 0.3%
American Builders & Contractors Supply Co., Inc.
4.000%, due 01/15/28[2]		50,000	46,026
BCPE Empire Holdings, Inc.
7.625%, due 05/01/27[2]		175,000	170,330
Li & Fung Ltd.
5.250%, due 11/03/24[3,8]		200,000	89,987
OPENLANE, Inc.
5.125%, due 06/01/25[2]		16,000	15,760
Resideo Funding, Inc.
4.000%, due 09/01/29[2]		50,000	43,844
Ritchie Bros Holdings, Inc.
6.750%, due 03/15/28[2]		50,000	50,473
7.750%, due 03/15/31[2]		50,000	51,856

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Distribution & wholesale—(continued)
Windsor Holdings III LLC
8.500%, due 06/15/30[2]		50,000	$52,076
			520,352
Diversified financial services: 4.2%
4finance SA /luxembourg
10.750%, due 10/26/26	EUR	200,000	197,833
AG Issuer LLC
6.250%, due 03/01/28[2]		150,000	145,222
AG TTMT Escrow Issuer LLC
8.625%, due 09/30/27[2]		25,000	25,751
Agps Bondco PLC
5.000%, due 01/14/29[3]	EUR	200,000	77,137
Ally Financial, Inc.
Series B,
(fixed, converts to FRN on 05/15/26),
4.700%, due 05/15/26[6,8]		100,000	84,892
6.700%, due 02/14/33		100,000	98,099
Bracken MidCo1 PLC
6.750% Cash or 7.500% PIK,
6.750%, due 11/01/27[3,7]	GBP	100,000	116,213
Bread Financial Holdings, Inc.
9.750%, due 03/15/29[2]		75,000	77,996
Coinbase Global, Inc.
0.500%, due 06/01/26		25,000	25,086
3.375%, due 10/01/28[2]		325,000	272,468
3.625%, due 10/01/31[2]		275,000	214,439
Credito Real SAB de CV SOFOM ER
0.000%, due 02/01/27[3,10]	EUR	275,000	38,152

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Curo Group Holdings Corp.
7.500%, due 08/01/28[2,10]		75,000	$3,188
doValue SpA
3.375%, due 07/31/26[2]	EUR	150,000	140,855
5.000%, due 08/04/25[2]		325,000	324,696
Enact Holdings, Inc.
6.500%, due 08/15/25[2]		50,000	49,955
Freedom Mortgage Holdings LLC
9.250%, due 02/01/29[2]		75,000	75,397
Garfunkelux Holdco 3 SA
6.750%, due 11/01/25[3]	EUR	125,000	93,380
7.750%, due 11/01/25[3]	GBP	225,000	195,953
GGAM Finance Ltd.
6.875%, due 04/15/29[2]		25,000	24,977
8.000%, due 02/15/27[2]		50,000	51,243
Global Aircraft Leasing Co. Ltd.
6.500% Cash or 7.250% PIK,
6.500%, due 09/15/24[2,7]		274,147	258,384
goeasy Ltd.
7.625%, due 07/01/29[2]		125,000	124,974
9.250%, due 12/01/28[2]		50,000	52,792
International Personal Finance PLC
9.750%, due 11/12/25	EUR	200,000	210,345
Intrum AB
4.875%, due 08/15/25[3]		100,000	87,510
9.250%, due 03/15/28[3]		100,000	71,502
Iqera Group SAS
6.500%, due 09/30/24[2]		83,280	68,879

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Jane Street Group/JSG Finance, Inc.
4.500%, due 11/15/29[2]		75,000	$68,217
Jefferson Capital Holdings LLC
6.000%, due 08/15/26[2]		100,000	98,304
9.500%, due 02/15/29[2]		100,000	101,746
Jerrold Finco PLC
5.250%, due 01/15/27[3]	GBP	175,000	207,738
7.875%, due 04/15/30[2]		100,000	122,943
Macquarie Airfinance Holdings Ltd.
6.400%, due 03/26/29[2]		25,000	24,928
6.500%, due 03/26/31[2]		50,000	50,037
8.125%, due 03/30/29[2]		50,000	52,285
8.375%, due 05/01/28[2]		25,000	26,246
Midcap Financial Issuer Trust
6.500%, due 05/01/28[2]		200,000	180,887
Nationstar Mortgage Holdings, Inc.
5.125%, due 12/15/30[2]		75,000	67,376
5.500%, due 08/15/28[2]		100,000	94,038
5.750%, due 11/15/31[2]		50,000	45,444
6.000%, due 01/15/27[2]		75,000	73,492
7.125%, due 02/01/32[2]		50,000	49,285

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Navient Corp.
5.000%, due 03/15/27		231,000	$217,775
5.500%, due 03/15/29		250,000	224,088
Series A, 5.625%, due 08/01/33		150,000	119,131
6.750%, due 06/25/25		75,000	74,764
6.750%, due 06/15/26		200,000	199,333
9.375%, due 07/25/30		75,000	77,160
11.500%, due 03/15/31		100,000	109,345
Newday Bondco PLC
13.250%, due 12/15/26[3]	GBP	103,000	137,843
OneMain Finance Corp.
3.875%, due 09/15/28		25,000	22,005
4.000%, due 09/15/30		75,000	63,082
5.375%, due 11/15/29		25,000	23,119
6.625%, due 01/15/28		75,000	74,761
7.125%, due 03/15/26		400,000	403,640
7.875%, due 03/15/30		200,000	204,069
9.000%, due 01/15/29		25,000	26,209
PennyMac Financial Services, Inc.
4.250%, due 02/15/29[2]		175,000	155,167
5.750%, due 09/15/31[2]		75,000	67,983
7.875%, due 12/15/29[2]		50,000	51,033
PRA Group, Inc.
7.375%, due 09/01/25[2]		25,000	24,884
8.375%, due 02/01/28[2]		100,000	97,548
Provident Funding Associates LP/PFG Finance Corp.
6.375%, due 06/15/25[2]		75,000	72,170

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
3.625%, due 03/01/29[2]	75,000	$66,072
3.875%, due 03/01/31[2]	75,000	63,589
4.000%, due 10/15/33[2]	250,000	204,098
SLM Corp.
3.125%, due 11/02/26	250,000	231,910
StoneX Group, Inc.
7.875%, due 03/01/31[2]	25,000	25,282
Synchrony Financial
7.250%, due 02/02/33	75,000	73,182
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.375%, due 02/01/30[2]	100,000	77,383
7.875%, due 05/01/27[2]	150,000	133,395
World Acceptance Corp.
7.000%, due 11/01/26[2]	150,000	139,436
		7,929,740
Electric: 3.2%
AES Andes SA
(fixed, converts to FRN on 04/07/25),
6.350%, due 10/07/79[3,6]	200,000	193,470
AES Espana BV
5.700%, due 05/04/28[2]	400,000	371,750
Calpine Corp.
4.500%, due 02/15/28[2]	25,000	23,347
5.000%, due 02/01/31[2]	50,000	45,308
5.125%, due 03/15/28[2]	325,000	308,284
Clean Renewable Power Mauritius Pte. Ltd.
4.250%, due 03/25/27[2]	174,000	159,754

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
Clearway Energy Operating LLC
3.750%, due 01/15/32[2]		50,000	$41,401
4.750%, due 03/15/28[2]		50,000	47,117
ContourGlobal Power Holdings SA
3.125%, due 01/01/28[2]	EUR	100,000	97,649
3.125%, due 01/01/28[3]		200,000	195,298
Drax Finco PLC
2.625%, due 11/01/25[3]		200,000	208,371
Electricidad Firme de Mexico Holdings SA de CV
4.900%, due 11/20/26[2]		200,000	189,687
Electricite de France SA
(fixed, converts to FRN on 01/22/26),
5.000%, due 01/22/26[3,6,8]	EUR	300,000	317,759
(fixed, converts to FRN on 01/29/25),
5.375%, due 01/29/25[3,6,8]		100,000	106,495
Energia Group Roi Financeco DAC
6.875%, due 07/31/28[2]		250,000	275,551
Eskom Holdings SOC Ltd.
6.350%, due 08/10/28[3]		400,000	378,000
Instituto Costarricense de Electricidad
6.375%, due 05/15/43[3]		200,000	174,500
6.750%, due 10/07/31[2]		300,000	296,531
Investment Energy Resources Ltd.
6.250%, due 04/26/29[2]		200,000	190,687
Leeward Renewable Energy Operations LLC
4.250%, due 07/01/29[2]		50,000	41,379

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Electric—(continued)
Mong Duong Finance Holdings BV
5.125%, due 05/07/29[2]	345,859	$329,863
NRG Energy, Inc.
3.375%, due 02/15/29[2]	50,000	43,848
3.625%, due 02/15/31[2]	25,000	21,164
5.250%, due 06/15/29[2]	150,000	141,869
5.750%, due 01/15/28	25,000	24,606
6.625%, due 01/15/27	46,000	45,905
(fixed, converts to FRN on 03/15/28),
10.250%, due 03/15/28[2,6,8]	125,000	134,765
PG&E Corp.
5.000%, due 07/01/28	175,000	166,745
Pike Corp.
8.625%, due 01/31/31[2]	25,000	26,189
RRI Energy, Inc.
3.000%, due 06/15/17[4,5,10]	75,000	0
SMC Global Power Holdings Corp.
(fixed, converts to FRN on 10/21/25),
7.000%, due 10/21/25[3,6,8]	200,000	193,000
Talen Energy Supply LLC
8.625%, due 06/01/30[2]	125,000	132,254
TransAlta Corp.
7.750%, due 11/15/29	50,000	51,175
Vistra Corp.
(fixed, converts to FRN on 12/15/26),
7.000%, due 12/15/26[2,6,8]	150,000	148,167
(fixed, converts to FRN on 10/15/26),
8.000%, due 10/15/26[2,6,8]	125,000	126,294

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
Vistra Operations Co. LLC
4.375%, due 05/01/29[2]		100,000	$91,043
5.000%, due 07/31/27[2]		50,000	47,586
5.500%, due 09/01/26[2]		200,000	195,186
5.625%, due 02/15/27[2]		25,000	24,324
6.875%, due 04/15/32[2]		175,000	174,267
7.750%, due 10/15/31[2]		250,000	256,398
			6,036,986
Electrical components & equipment: 0.0%†
Energizer Holdings, Inc.
6.500%, due 12/31/27[2]		50,000	49,392
EnerSys
6.625%, due 01/15/32[2]		25,000	24,897
Senvion Holding GmbH
3.875%, due 10/25/22[3,10]	EUR	400,000	1,067
			75,356
Electronics: 0.7%
Coherent Corp.
5.000%, due 12/15/29[2]		225,000	207,576
EquipmentShare.com, Inc.
8.625%, due 05/15/32[2]		50,000	50,871
Imola Merger Corp.
4.750%, due 05/15/29[2]		600,000	552,477
Likewize Corp.
9.750%, due 10/15/25[2]		75,000	75,651
Sensata Technologies BV
4.000%, due 04/15/29[2]		200,000	179,056
Sensata Technologies, Inc.
3.750%, due 02/15/31[2]		75,000	63,381

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Electronics—(continued)
TTM Technologies, Inc.
4.000%, due 03/01/29[2]	200,000	$178,876
		1,307,888
Energy-Alternate Sources: 0.7%
Continuum Energy Aura Pte. Ltd.
9.500%, due 02/24/27[3]	400,000	403,800
Continuum Energy Levanter Pte. Ltd.
4.500%, due 02/09/27[2]	169,750	161,422
Greenko Power II Ltd.
4.300%, due 12/13/28[2]	225,000	200,925
ReNew Pvt Ltd.
5.875%, due 03/05/27[2]	299,000	286,442
SK Battery America, Inc.
2.125%, due 01/26/26[3]	200,000	184,770
TerraForm Power Operating LLC
4.750%, due 01/15/30[2]	125,000	111,416
5.000%, due 01/31/28[2]	50,000	46,658
		1,395,433
Engineering & construction: 1.4%
Aeropuertos Argentina 2000 SA
8.500%, due 08/01/31[3]	100,000	98,849
Aeropuertos Dominicanos Siglo XXI SA
6.750%, due 03/30/29[3]	710,000	712,840
Arcosa, Inc.
4.375%, due 04/15/29[2]	50,000	45,512

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Engineering & construction—(continued)
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners
4.050%, due 04/27/26[3]		200,000	$186,250
GMR Hyderabad International Airport Ltd.
4.750%, due 02/02/26[2]		300,000	289,155
IHS Holding Ltd.
6.250%, due 11/29/28[3]		350,000	301,437
OHL Operaciones SA
5.100% Cash or 1.500% PIK,
9.750%, due 03/31/26[3,7]	EUR	79,323	73,799
5.100% Cash or 4.650% PIK,
9.750%, due 03/31/26[2,7]		206,241	191,878
Sarens Finance Co. NV
5.750%, due 02/21/27[3]		338,000	349,820
TAV Havalimanlari Holding AS
8.500%, due 12/07/28[3]		200,000	204,875
TopBuild Corp.
4.125%, due 02/15/32[2]		75,000	64,931
Weekley Homes LLC/Weekley Finance Corp.
4.875%, due 09/15/28[2]		200,000	182,915
			2,702,261
Entertainment: 3.2%
888 Acquisitions Ltd.
7.558%, due 07/15/27[2]	EUR	175,000	179,477
Affinity Interactive
6.875%, due 12/15/27[2]		150,000	134,258

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Entertainment—(continued)
Allen Media LLC/Allen Media Co.-Issuer, Inc.
10.500%, due 02/15/28[2]		25,000	$11,827
Allwyn Entertainment Financing U.K. PLC
7.250%, due 04/30/30[2]	EUR	125,000	138,736
Allwyn International AS
3.875%, due 02/15/27[3]		100,000	103,785
AMC Entertainment Holdings, Inc.
5.875%, due 11/15/26		25,000	14,625
10.000% Cash or 12.000% PIK,
10.000%, due 06/15/26[2,7]		99,932	72,527
Boyne USA, Inc.
4.750%, due 05/15/29[2]		50,000	45,497
Caesars Entertainment, Inc.
4.625%, due 10/15/29[2]		375,000	334,626
6.500%, due 02/15/32[2]		75,000	73,893
7.000%, due 02/15/30[2]		75,000	75,527
Cedar Fair LP
5.250%, due 07/15/29		102,000	95,222
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
6.500%, due 10/01/28		200,000	199,607

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Entertainment—(continued)
Churchill Downs, Inc.
4.750%, due 01/15/28[2]		75,000	$70,861
5.500%, due 04/01/27[2]		150,000	146,057
5.750%, due 04/01/30[2]		125,000	118,943
Cinemark USA, Inc.
5.250%, due 07/15/28[2]		50,000	46,430
5.875%, due 03/15/26[2]		25,000	24,685
Codere Finance 2 Luxembourg SA
8.000% Cash or 3.000% PIK,
11.000%, due 09/30/26[3]	EUR	100,556	35,413
8.000% Cash or 3.000% PIK,
11.000%, due 09/30/26[2]		61,563	21,681
2.000% Cash or 10.750% PIK,
12.750%, due 11/30/27[3]		217,319	4,638
Empire Resorts, Inc.
7.750%, due 11/01/26[3]		300,000	278,181
Everi Holdings, Inc.
5.000%, due 07/15/29[2]		50,000	49,017
Inter Media & Communication SpA
6.750%, due 02/09/27[3]	EUR	150,000	157,100
6.750%, due 02/09/27[2]		100,000	104,733
International Game Technology PLC
4.125%, due 04/15/26[2]		200,000	192,598
Jacobs Entertainment,Inc.
6.750%, due 02/15/29[2]		225,000	213,437
LHMC Finco 2 SARL
7.250% Cash or 8.000% PIK,
7.250%, due 10/02/25[3,7]	EUR	202,017	215,421

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Entertainment—(continued)
Light & Wonder International, Inc.
7.000%, due 05/15/28[2]		225,000	$225,781
7.250%, due 11/15/29[2]		25,000	25,214
Lions Gate Capital Holdings LLC
5.500%, due 04/15/29[2]		50,000	38,102
Live Nation Entertainment, Inc.
3.750%, due 01/15/28[2]		125,000	113,298
4.750%, due 10/15/27[2]		150,000	141,371
5.625%, due 03/15/26[2]		225,000	221,029
Lottomatica SpA
7.125%, due 06/01/28[2]	EUR	100,000	112,190
9.750%, due 09/30/27[2]		150,000	170,191
Melco Resorts Finance Ltd.
7.625%, due 04/17/32[2]		200,000	196,000
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, due 05/01/29[2]		125,000	114,024
Mohegan Tribal Gaming Authority
8.000%, due 02/01/26[2]		150,000	142,481
Motion Finco SARL
7.375%, due 06/15/30[2]	EUR	225,000	249,425
Penn Entertainment,Inc.
4.125%, due 07/01/29[2]		225,000	188,466
Playtech PLC
4.250%, due 03/07/26[3]	EUR	125,000	130,495

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Entertainment—(continued)
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.625%, due 09/01/29[2]	175,000	$130,458
5.875%, due 09/01/31[2]	125,000	89,756
Raptor Acquisition Corp./Raptor Co.-Issuer LLC
4.875%, due 11/01/26[2]	75,000	71,298
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.625%, due 03/01/30[2]	50,000	47,301
SeaWorld Parks & Entertainment, Inc.
5.250%, due 08/15/29[2]	150,000	138,310
Six Flags Entertainment Corp.
5.500%, due 04/15/27[2]	25,000	24,123
WMG Acquisition Corp.
3.000%, due 02/15/31[2]	25,000	20,753
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125%, due 10/01/29[2]	125,000	115,985
7.125%, due 02/15/31[2]	75,000	76,070
		5,940,923
Environmental control: 0.2%
Clean Harbors, Inc.
6.375%, due 02/01/31[2]	50,000	49,535
Covanta Holding Corp.
5.000%, due 09/01/30	100,000	86,289
GFL Environmental, Inc.
3.500%, due 09/01/28[2]	50,000	44,946
6.750%, due 01/15/31[2]	50,000	50,404

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Environmental control—(continued)
Madison IAQ LLC
5.875%, due 06/30/29[2]		100,000	$92,784
Paprec Holding SA
7.250%, due 11/17/29[2]	EUR	100,000	113,523
			437,481
Food: 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.500%, due 03/15/29[2]		25,000	22,059
4.625%, due 01/15/27[2]		175,000	167,210
4.875%, due 02/15/30[2]		175,000	163,225
5.875%, due 02/15/28[2]		50,000	48,998
6.500%, due 02/15/28[2]		150,000	149,864
B&G Foods, Inc.
8.000%, due 09/15/28[2]		50,000	51,813
Bellis Acquisition Co. PLC
3.250%, due 02/16/26[3]	GBP	300,000	368,338
C&S Group Enterprises LLC
5.000%, due 12/15/28[2]		50,000	38,335
Chobani LLC/Chobani Finance Corp., Inc.
7.625%, due 07/01/29[2]		50,000	50,529
Ingles Markets, Inc.
4.000%, due 06/15/31[2]		175,000	150,486
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
5.500%, due 01/15/30		100,000	96,530

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Food—(continued)
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.000%, due 02/15/29[2]		150,000	$151,458
Lamb Weston Holdings, Inc.
4.125%, due 01/31/30[2]		125,000	111,413
4.375%, due 01/31/32[2]		125,000	108,326
Market Bidco Finco PLC
5.500%, due 11/04/27[3]	GBP	100,000	112,587
Minerva Luxembourg SA
4.375%, due 03/18/31[3]		200,000	162,937
4.375%, due 03/18/31[2]		250,000	203,672
Nathan's Famous, Inc.
6.625%, due 11/01/25[2]		60,000	59,700
NBM U.S. Holdings, Inc.
7.000%, due 05/14/26[3]		200,000	199,937
Performance Food Group, Inc.
4.250%, due 08/01/29[2]		125,000	112,047
5.500%, due 10/15/27[2]		50,000	48,398
Pilgrim's Pride Corp.
6.250%, due 07/01/33		75,000	74,577
Post Holdings, Inc.
4.500%, due 09/15/31[2]		50,000	43,963
4.625%, due 04/15/30[2]		350,000	316,092
5.500%, due 12/15/29[2]		75,000	71,126
5.625%, due 01/15/28[2]		25,000	24,261
Premier Foods Finance PLC
3.500%, due 10/15/26[3]	GBP	150,000	178,544

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Food—(continued)
Rallye SA Series COFP,
5.250%, due 02/28/32[3]	EUR	800,000	$85
Sigma Holdco BV
5.750%, due 05/15/26[3]		100,000	99,570
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, due 03/01/29[2]		175,000	150,991
U.S. Foods, Inc.
4.750%, due 02/15/29[2]		200,000	186,330
6.875%, due 09/15/28[2]		50,000	50,426
7.250%, due 01/15/32[2]		50,000	51,056
United Natural Foods, Inc.
6.750%, due 10/15/28[2]		50,000	38,372
			3,863,255
Food service: 0.1%
TKC Holdings, Inc.
10.500%, due 05/15/29[2]		100,000	95,685

Forest products & paper: 0.1%
Appcion
9.000%, due 06/01/25[4,5,9,10]		650,000	6,500
Domtar Corp.
6.750%, due 10/01/28[2]		83,000	72,475
Mercer International, Inc.
5.125%, due 02/01/29		50,000	43,670
			122,645

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Gas: 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.500%, due 05/20/25		50,000	$49,705
5.750%, due 05/20/27		150,000	145,591
5.875%, due 08/20/26		25,000	24,582
EP Infrastructure AS
1.698%, due 07/30/26[3]	EUR	100,000	97,843
1.816%, due 03/02/31[3]		175,000	148,312
2.045%, due 10/09/28[3]		150,000	138,543
UGI International LLC
2.500%, due 12/01/29[3]		175,000	168,546
			773,122
Hand & machine tools: 0.4%
IMA Industria Macchine Automatiche SpA
3.750%, due 01/15/28[3]		100,000	100,044
3 mo. EUR EURIBOR + 3.750%,
7.652%, due 04/15/29[2,6]		200,000	215,660
Regal Rexnord Corp.
6.050%, due 02/15/26[2]		50,000	50,007
6.050%, due 04/15/28[2]		50,000	49,903
6.300%, due 02/15/30[2]		50,000	50,214
6.400%, due 04/15/33[2]		50,000	50,405
Werner FinCo LP/Werner FinCo, Inc.
11.500%, due 06/15/28[2]		25,000	27,267
8.750% Cash and 5.750% PIK,
14.500%, due 10/15/28[2,7]		130,811	123,782
			667,282

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Healthcare-products: 0.7%
Avantor Funding, Inc.
3.875%, due 07/15/28[3]	EUR	200,000	$207,037
3.875%, due 11/01/29[2]		150,000	132,810
4.625%, due 07/15/28[2]		250,000	232,401
Bausch & Lomb Corp.
8.375%, due 10/01/28[2]		175,000	180,731
Marcolin SpA
6.125%, due 11/15/26[3]	EUR	100,000	107,252
Medline Borrower LP
3.875%, due 04/01/29[2]		207,000	185,437
5.250%, due 10/01/29[2]		375,000	349,117
			1,394,785
Healthcare-services: 2.8%
Acadia Healthcare Co., Inc.
5.000%, due 04/15/29[2]		100,000	93,919
5.500%, due 07/01/28[2]		125,000	120,301
AHP Health Partners, Inc.
5.750%, due 07/15/29[2]		100,000	91,625
Catalent Pharma Solutions, Inc.
2.375%, due 03/01/28[3]	EUR	275,000	277,970
3.125%, due 02/15/29[2]		50,000	47,722
Charles River Laboratories International, Inc.
4.000%, due 03/15/31[2]		82,000	71,524

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Healthcare-services—(continued)
CHS/Community Health Systems, Inc.
4.750%, due 02/15/31[2]		250,000	$195,135
5.250%, due 05/15/30[2]		125,000	102,198
5.625%, due 03/15/27[2]		175,000	160,237
6.000%, due 01/15/29[2]		75,000	65,433
6.125%, due 04/01/30[2]		150,000	106,052
6.875%, due 04/01/28[2]		23,000	15,611
6.875%, due 04/15/29[2]		200,000	148,680
8.000%, due 03/15/26[2]		136,000	135,338
8.000%, due 12/15/27[2]		250,000	244,697
10.875%, due 01/15/32[2]		350,000	358,321
DaVita, Inc.
4.625%, due 06/01/30[2]		150,000	131,420
Encompass Health Corp.
4.750%, due 02/01/30		125,000	114,630
Ephios Subco 3 SARL
7.875%, due 01/31/31[2]	EUR	100,000	109,271
Fortrea Holdings, Inc.
7.500%, due 07/01/30[2]		50,000	50,436
IQVIA, Inc.
2.250%, due 03/15/29[3]	EUR	100,000	96,479
6.500%, due 05/15/30[2]		200,000	200,907
LifePoint Health, Inc.
5.375%, due 01/15/29[2]		100,000	79,954
11.000%, due 10/15/30[2]		75,000	79,829
ModivCare Escrow Issuer, Inc.
5.000%, due 10/01/29[2]		75,000	52,102

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Healthcare-services—(continued)
Molina Healthcare, Inc.
3.875%, due 11/15/30[2]		100,000	$86,729
3.875%, due 05/15/32[2]		150,000	125,517
4.375%, due 06/15/28[2]		150,000	139,119
Prime Healthcare Services, Inc.
7.250%, due 11/01/25[2]		150,000	148,995
Radiology Partners, Inc.
5.000% Cash and 3.500% PIK,
8.500%, due 01/31/29[2,7]		89,641	82,694
Select Medical Corp.
6.250%, due 08/15/26[2]		125,000	125,047
Surgery Center Holdings, Inc.
7.250%, due 04/15/32[2]		75,000	74,898
Tenet Healthcare Corp.
4.250%, due 06/01/29		50,000	45,799
4.375%, due 01/15/30		75,000	68,104
5.125%, due 11/01/27		175,000	169,299
6.125%, due 10/01/28		450,000	444,354
6.125%, due 06/15/30		275,000	270,297
6.250%, due 02/01/27		50,000	49,798
6.750%, due 05/15/31[2]		250,000	250,496
U.S. Acute Care Solutions LLC
9.750%, due 05/15/29[2]		75,000	73,548
			5,304,485
Holding companies-divers: 0.1%
Benteler International AG
9.375%, due 05/15/28[2]	EUR	125,000	142,534

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Holding companies-divers—(continued)
ProGroup AG
5.375%, due 04/15/31[2]	100,000	$106,053
		248,587
Home builders: 1.5%
Adams Homes, Inc.
7.500%, due 02/15/25[2]	49,000	48,916
9.250%, due 10/15/28[2]	100,000	103,262
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, due 08/01/29[2]	75,000	67,831
4.625%, due 04/01/30[2]	150,000	134,042
6.625%, due 01/15/28[2]	100,000	99,677
Beazer Homes USA, Inc.
5.875%, due 10/15/27	50,000	48,562
7.250%, due 10/15/29	100,000	99,038
7.500%, due 03/15/31[2]	25,000	24,711
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.875%, due 02/15/30[2]	25,000	21,636
5.000%, due 06/15/29[2]	125,000	110,681
Century Communities, Inc.
3.875%, due 08/15/29[2]	75,000	65,480
Dream Finders Homes, Inc.
8.250%, due 08/15/28[2]	100,000	103,002
Empire Communities Corp.
9.750%, due 05/01/29[2]	75,000	76,446
Forestar Group, Inc.
3.850%, due 05/15/26[2]	100,000	94,905
5.000%, due 03/01/28[2]	125,000	118,397

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Home builders—(continued)
Installed Building Products, Inc.
5.750%, due 02/01/28[2]		150,000	$145,540
KB Home
4.000%, due 06/15/31		125,000	108,559
6.875%, due 06/15/27		50,000	51,147
7.250%, due 07/15/30		75,000	76,773
LGI Homes, Inc.
4.000%, due 07/15/29[2]		25,000	21,439
8.750%, due 12/15/28[2]		100,000	104,022
Maison Finco PLC
6.000%, due 10/31/27[3]	GBP	100,000	115,036
Mattamy Group Corp.
4.625%, due 03/01/30[2]		125,000	111,406
Meritage Homes Corp.
6.000%, due 06/01/25		119,000	118,891
Miller Homes Group Finco PLC
7.000%, due 05/15/29[3]	GBP	100,000	114,890
Shea Homes LP/Shea Homes Funding Corp.
4.750%, due 02/15/28		100,000	93,888
4.750%, due 04/01/29		125,000	114,672
STL Holding Co. LLC
8.750%, due 02/15/29[2]		75,000	77,067
Taylor Morrison Communities, Inc.
5.875%, due 06/15/27[2]		100,000	98,456
Thor Industries, Inc.
4.000%, due 10/15/29[2]		75,000	64,844
Tri Pointe Homes, Inc.
5.700%, due 06/15/28		75,000	72,590

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Home builders—(continued)
Winnebago Industries, Inc.
6.250%, due 07/15/28[2]		100,000	$97,873
			2,803,679
Home furnishings: 0.2%
Arcelik AS
8.500%, due 09/25/28[3]		200,000	207,125
Tempur Sealy International, Inc.
4.000%, due 04/15/29[2]		125,000	111,127
			318,252
Household products: 0.1%
Edgewell Personal Care Co.
4.125%, due 04/01/29[2]		175,000	158,176
5.500%, due 06/01/28[2]		75,000	72,372
			230,548
Household products/wares: 0.3%
Central Garden & Pet Co.
4.125%, due 04/30/31[2]		100,000	86,512
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
7.000%, due 12/31/27[2]		75,000	72,554
Spectrum Brands, Inc.
4.000%, due 10/01/26[2]	EUR	325,000	342,084
5.500%, due 07/15/30[2]		50,000	48,552
			549,702

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Housewares: 0.4%
Newell Brands, Inc.
5.700%, due 04/01/26	250,000	$246,013
6.375%, due 09/15/27	75,000	73,135
6.625%, due 09/15/29	50,000	48,294
6.875%, due 04/01/36	225,000	196,418
7.000%, due 04/01/46	50,000	40,565
Scotts Miracle-Gro Co.
4.000%, due 04/01/31	125,000	105,299
4.375%, due 02/01/32	50,000	42,081
		751,805
Insurance: 0.3%
Acrisure LLC/Acrisure Finance, Inc.
10.125%, due 08/01/26[2]	25,000	25,824
AmWINS Group, Inc.
6.375%, due 02/15/29[2]	25,000	24,697
AssuredPartners, Inc.
5.625%, due 01/15/29[2]	100,000	91,188
HUB International Ltd.
5.625%, due 12/01/29[2]	25,000	23,010
7.250%, due 06/15/30[2]	75,000	76,100
MGIC Investment Corp.
5.250%, due 08/15/28	25,000	23,997
NMI Holdings, Inc.
7.375%, due 06/01/25[2]	135,000	136,000

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Insurance—(continued)
Tongyang Life Insurance Co. Ltd.
(fixed, converts to FRN on 09/22/25),
5.250%, due 09/22/25[3,6,8]		200,000	$192,062
			592,878
Internet: 1.0%
Cogent Communications Group, Inc.
7.000%, due 06/15/27[2]		125,000	123,398
Gen Digital, Inc.
6.750%, due 09/30/27[2]		50,000	50,186
7.125%, due 09/30/30[2]		150,000	151,548
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.500%, due 03/01/29[2]		50,000	44,337
5.250%, due 12/01/27[2]		200,000	193,091
iliad SA
2.375%, due 06/17/26[3]	EUR	400,000	409,805
Match Group Holdings II LLC
4.125%, due 08/01/30[2]		100,000	86,601
Millennium Escrow Corp.
6.625%, due 08/01/26[2]		75,000	43,046
Prosus NV
3.832%, due 02/08/51[3]		200,000	122,750
Uber Technologies, Inc.
6.250%, due 01/15/28[2]		125,000	124,929
7.500%, due 09/15/27[2]		50,000	50,906
8.000%, due 11/01/26[2]		150,000	151,488
United Group BV
3.125%, due 02/15/26[3]	EUR	200,000	205,714

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Internet—(continued)
Ziff Davis, Inc.
4.625%, due 10/15/30[2]		69,000	$60,015
			1,817,814
Investment companies: 0.7%
Compass Group Diversified Holdings LLC
5.000%, due 01/15/32[2]		75,000	66,089
5.250%, due 04/15/29[2]		125,000	116,849
Huarong Finance 2019 Co. Ltd.
(fixed, converts to FRN on 09/30/25),
4.250%, due 09/30/25[3,6,8]		250,000	237,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375%, due 02/01/29		50,000	42,092
5.250%, due 05/15/27		200,000	183,649
6.250%, due 05/15/26		225,000	218,827
6.375%, due 12/15/25		75,000	73,656
9.750%, due 01/15/29[2]		75,000	77,787
Linx Capital Ltd.
15.200%, due 04/01/25[2,7]	EUR	427,778	365,220
			1,381,669
Iron & steel: 1.2%
ATI, Inc.
4.875%, due 10/01/29		75,000	69,836
5.125%, due 10/01/31		100,000	91,111
7.250%, due 08/15/30		50,000	51,149
Baffinland Iron Mines Corp./Baffinland Iron Mines LP
8.750%, due 07/15/26[2]		175,000	160,881

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Iron & steel—(continued)
Big River Steel LLC/BRS Finance Corp.
6.625%, due 01/31/29[2]	140,000	$139,479
Carpenter Technology Corp.
6.375%, due 07/15/28	200,000	198,939
Cleveland-Cliffs, Inc.
4.875%, due 03/01/31[2]	50,000	43,801
5.875%, due 06/01/27	225,000	222,587
6.750%, due 04/15/30[2]	100,000	97,649
Commercial Metals Co.
4.125%, due 01/15/30	50,000	44,764
4.375%, due 03/15/32	50,000	44,119
CSN Inova Ventures
6.750%, due 01/28/28[3]	250,000	237,266
Infrabuild Australia Pty. Ltd.
14.500%, due 11/15/28[2]	50,000	51,599
Metinvest BV
7.750%, due 10/17/29[3]	200,000	130,049
Mineral Resources Ltd.
8.000%, due 11/01/27[2]	100,000	101,138
8.125%, due 05/01/27[2]	148,000	149,389
9.250%, due 10/01/28[2]	75,000	78,625
Samarco Mineracao SA
9.000% PIK,
9.500%, due 06/30/31[3,7]	352,692	321,655
TMS International Corp.
6.250%, due 04/15/29[2]	25,000	23,039
		2,257,075

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
IT services: 0.1%
Carnelian Holdings LP
50.000%, due 06/30/28[4,5]		15,995	$159,950

Leisure time: 3.1%
Acushnet Co.
7.375%, due 10/15/28[2]		50,000	51,330
Carnival Corp.
5.750%, due 03/01/27[2]		725,000	707,572
5.750%, due 01/15/30[2]	EUR	175,000	188,173
6.000%, due 05/01/29[2]		275,000	266,487
6.650%, due 01/15/28		100,000	99,101
7.000%, due 08/15/29[2]		25,000	25,664
7.625%, due 03/01/26[2]		425,000	427,636
10.500%, due 06/01/30[2]		175,000	190,051
Carnival PLC
1.000%, due 10/28/29	EUR	325,000	272,703
Codere New Holdco SA
3.000%, due 11/30/27[3,4,7,9]		125,662	4,526
Deuce Finco PLC
5.500%, due 06/15/27[2]	GBP	125,000	147,408
Life Time, Inc.
5.750%, due 01/15/26[2]		275,000	272,010
8.000%, due 04/15/26[2]		425,000	425,745
Lindblad Expeditions LLC
6.750%, due 02/15/27[2]		50,000	49,535
MajorDrive Holdings IV LLC
6.375%, due 06/01/29[2]		125,000	117,302

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Leisure time—(continued)
NCL Corp. Ltd.
5.875%, due 03/15/26[2]		400,000	$391,928
5.875%, due 02/15/27[2]		50,000	48,844
7.750%, due 02/15/29[2]		50,000	51,074
8.125%, due 01/15/29[2]		25,000	26,036
NCL Finance Ltd.
6.125%, due 03/15/28[2]		100,000	97,578
Pinnacle Bidco PLC
10.000%, due 10/11/28[3]	GBP	100,000	129,691
Royal Caribbean Cruises Ltd.
4.250%, due 07/01/26[2]		75,000	72,014
5.375%, due 07/15/27[2]		500,000	486,582
5.500%, due 08/31/26[2]		75,000	73,570
5.500%, due 04/01/28[2]		50,000	48,668
6.250%, due 03/15/32[2]		50,000	49,289
7.500%, due 10/15/27		100,000	104,156
TUI AG
5.875%, due 03/15/29[2]	EUR	100,000	107,765
TUI Cruises GmbH
6.250%, due 04/15/29[2]		100,000	107,520
Viking Cruises Ltd.
5.875%, due 09/15/27[2]		350,000	339,348
6.250%, due 05/15/25[2]		75,000	74,760
7.000%, due 02/15/29[2]		100,000	99,621
Viking Ocean Cruises Ship VII Ltd.
5.625%, due 02/15/29[2]		75,000	71,771
VOC Escrow Ltd.
5.000%, due 02/15/28[2]		150,000	143,052
			5,768,510

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Lodging: 2.1%
Boyd Gaming Corp.
4.750%, due 12/01/27		25,000	$23,685
4.750%, due 06/15/31[2]		250,000	221,377
Fortune Star BVI Ltd.
3.950%, due 10/02/26[3]	EUR	100,000	90,538
Full House Resorts, Inc.
8.250%, due 02/15/28[2]		175,000	167,026
Grupo Posadas SAB de CV
7.000%, due 12/30/27[3,6]		150,000	138,375
Hilton Domestic Operating Co., Inc.
3.625%, due 02/15/32[2]		125,000	105,040
4.000%, due 05/01/31[2]		325,000	284,777
4.875%, due 01/15/30		50,000	47,001
5.750%, due 05/01/28[2]		125,000	123,558
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.875%, due 07/01/31[2]		200,000	174,135
5.000%, due 06/01/29[2]		275,000	250,127
Melco Resorts Finance Ltd.
5.250%, due 04/26/26[2]		300,000	288,375
MGM Resorts International
4.750%, due 10/15/28		100,000	93,276
5.500%, due 04/15/27		75,000	73,137
6.500%, due 04/15/32		100,000	97,022
6.750%, due 05/01/25		25,000	24,972
Station Casinos LLC
4.500%, due 02/15/28[2]		25,000	23,188
4.625%, due 12/01/31[2]		50,000	43,827

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Lodging—(continued)
Studio City Finance Ltd.
5.000%, due 01/15/29[2]		200,000	$171,500
5.000%, due 01/15/29[3]		250,000	214,375
Travel & Leisure Co.
4.625%, due 03/01/30[2]		75,000	66,992
6.625%, due 07/31/26[2]		100,000	100,114
TVL Finance PLC
3 mo. EUR EURIBOR + 5.500%,
9.364%, due 04/28/28[2,6]	EUR	100,000	107,120
10.250%, due 04/28/28[2]	GBP	275,000	355,825
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250%, due 05/15/27[2]		150,000	144,956
Wynn Macau Ltd.
5.500%, due 01/15/26[3]		300,000	291,562
5.500%, due 10/01/27[3]		200,000	188,250
			3,910,130
Machinery-construction & mining: 0.1%
BWX Technologies, Inc.
4.125%, due 04/15/29[2]		75,000	68,323
Terex Corp.
5.000%, due 05/15/29[2]		150,000	140,332
Vertiv Group Corp.
4.125%, due 11/15/28[2]		25,000	23,153
			231,808
Machinery-diversified: 0.8%
ATS Corp.
4.125%, due 12/15/28[2]		25,000	22,475

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Machinery-diversified—(continued)
Chart Industries, Inc.
7.500%, due 01/01/30[2]		150,000	$153,421
9.500%, due 01/01/31[2]		125,000	134,188
Esab Corp.
6.250%, due 04/15/29[2]		50,000	49,812
EVOCA SpA
3 mo. EUR EURIBOR + 5.250%,
9.135%, due 04/09/29[2,6]	EUR	100,000	107,387
Galapagos SA
5.375%, due 06/15/21[3,10]		27,500	147
GrafTech Global Enterprises, Inc.
9.875%, due 12/15/28[2]		50,000	37,590
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC
9.000%, due 02/15/29[2]		75,000	77,201
Mangrove Luxco III SARL
7.775%, due 10/09/25[3,7]	EUR	234,844	247,493
OT Merger Corp.
7.875%, due 10/15/29[2]		50,000	32,500
Selecta Group BV
3.500% Cash or 4.500% PIK,
8.000%, due 04/01/26[2,7]	EUR	207,887	212,816
10.000%, due 07/01/26[2,7]		88,944	81,108
9.250% Cash or 10.000% PIK,
10.000%, due 07/01/26[3,7]		73,908	67,397
TK Elevator Midco GmbH
4.375%, due 07/15/27[3]		325,000	331,582
			1,555,117

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Media: 4.8%
Altice Financing SA
2.250%, due 01/15/25[3]	100,000	$103,118
3.000%, due 01/15/28[3]	275,000	236,952
4.250%, due 08/15/29[3]	275,000	230,382
5.000%, due 01/15/28[2]	200,000	157,841
9.625%, due 07/15/27[2]	200,000	188,045
AMC Networks, Inc.
4.250%, due 02/15/29	200,000	135,385
10.250%, due 01/15/29[2]	25,000	24,954
Audacy Capital Corp.
0.000%, due 03/31/29[2,10]	75,000	2,567
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, due 02/01/31[2]	275,000	215,227
4.250%, due 01/15/34[2]	425,000	307,917
4.500%, due 05/01/32	50,000	38,391
4.500%, due 06/01/33[2]	675,000	507,595
4.750%, due 03/01/30[2]	225,000	186,963
4.750%, due 02/01/32[2]	650,000	511,182
5.000%, due 02/01/28[2]	175,000	159,369
5.375%, due 06/01/29[2]	50,000	44,040
6.375%, due 09/01/29[2]	200,000	183,336
7.375%, due 03/01/31[2]	125,000	118,617
CSC Holdings LLC
4.500%, due 11/15/31[2]	400,000	253,836
4.625%, due 12/01/30[2]	350,000	151,912
5.000%, due 11/15/31[2]	200,000	85,132
11.750%, due 01/31/29[2]	200,000	177,685

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Media—(continued)
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.875%, due 08/15/27[2]	300,000	$279,623
DISH DBS Corp.
5.125%, due 06/01/29	125,000	50,210
5.250%, due 12/01/26[2]	75,000	58,979
5.750%, due 12/01/28[2]	150,000	101,292
7.375%, due 07/01/28	175,000	78,389
7.750%, due 07/01/26	50,000	31,379
DISH Network Corp.
11.750%, due 11/15/27[2]	275,000	277,210
Gray Television, Inc.
4.750%, due 10/15/30[2]	300,000	181,103
5.375%, due 11/15/31[2]	125,000	75,138
iHeartCommunications, Inc.
4.750%, due 01/15/28[2]	50,000	35,703
5.250%, due 08/15/27[2]	150,000	110,050
6.375%, due 05/01/26	30,291	25,600
8.375%, due 05/01/27	75,000	40,248
Liberty Interactive LLC
8.250%, due 02/01/30	25,000	13,852
McGraw-Hill Education, Inc.
8.000%, due 08/01/29[2]	125,000	114,812
Midcontinent Communications/Midcontinent Finance Corp.
5.375%, due 08/15/27[2]	125,000	119,330

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Media—(continued)
News Corp.
3.875%, due 05/15/29[2]		225,000	$202,645
5.125%, due 02/15/32[2]		200,000	183,256
Nexstar Media, Inc.
4.750%, due 11/01/28[2]		25,000	22,194
5.625%, due 07/15/27[2]		50,000	47,019
RCS & RDS SA
2.500%, due 02/05/25[3]	EUR	100,000	104,451
Scripps Escrow II, Inc.
5.375%, due 01/15/31[2]		50,000	29,501
Scripps Escrow, Inc.
5.875%, due 07/15/27[2]		25,000	19,674
Sinclair Television Group, Inc.
4.125%, due 12/01/30[2]		100,000	69,312
5.125%, due 02/15/27[2]		100,000	90,015
Sirius XM Radio, Inc.
3.875%, due 09/01/31[2]		350,000	281,481
4.000%, due 07/15/28[2]		125,000	111,428
5.000%, due 08/01/27[2]		75,000	70,829
5.500%, due 07/01/29[2]		175,000	162,442
Sunrise FinCo I BV
4.875%, due 07/15/31[2]		400,000	348,308
TEGNA, Inc.
4.625%, due 03/15/28		25,000	22,530
5.000%, due 09/15/29		25,000	22,039
Univision Communications, Inc.
4.500%, due 05/01/29[2]		475,000	413,213
7.375%, due 06/30/30[2]		125,000	119,698
8.000%, due 08/15/28[2]		25,000	24,970
Videotron Ltd.
3.625%, due 06/15/29[2]		100,000	88,884

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Media—(continued)
Virgin Media Finance PLC
5.000%, due 07/15/30[2]		200,000	$163,789
Virgin Media Secured Finance PLC
4.125%, due 08/15/30[3]	GBP	200,000	205,863
Virgin Media Vendor Financing Notes III DAC
4.875%, due 07/15/28[3]		100,000	111,372
VZ Vendor Financing II BV
2.875%, due 01/15/29[2]	EUR	300,000	275,751
Ziggo Bond Co. BV
6.000%, due 01/15/27[2]		200,000	196,635
			9,000,663
Metal fabricate/hardware: 0.2%
Advanced Drainage Systems, Inc.
5.000%, due 09/30/27[2]		75,000	72,626
Park-Ohio Industries, Inc.
6.625%, due 04/15/27		175,000	166,264
Roller Bearing Co. of America, Inc.
4.375%, due 10/15/29[2]		75,000	67,782
			306,672
Mining: 1.6%
Arsenal AIC Parent LLC
8.000%, due 10/01/30[2]		150,000	156,175
11.500%, due 10/01/31[2]		50,000	55,674
Coeur Mining, Inc.
5.125%, due 02/15/29[2]		100,000	93,527
Compass Minerals International, Inc.
6.750%, due 12/01/27[2]		25,000	23,445

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Mining—(continued)
Constellium SE
3.125%, due 07/15/29[2]	EUR	275,000	$270,143
First Quantum Minerals Ltd.
6.875%, due 10/15/27[3]		500,000	480,000
9.375%, due 03/01/29[2]		200,000	208,064
FMG Resources August 2006 Pty. Ltd.
4.375%, due 04/01/31[2]		275,000	242,122
5.875%, due 04/15/30[2]		150,000	144,205
6.125%, due 04/15/32[2]		150,000	145,244
Hudbay Minerals, Inc.
4.500%, due 04/01/26[2]		75,000	72,536
IAMGOLD Corp.
5.750%, due 10/15/28[2]		50,000	46,094
Kaiser Aluminum Corp.
4.500%, due 06/01/31[2]		25,000	21,897
4.625%, due 03/01/28[2]		125,000	116,382
Novelis Corp.
3.250%, due 11/15/26[2]		100,000	93,496
3.875%, due 08/15/31[2]		50,000	42,341
4.750%, due 01/30/30[2]		25,000	22,876
Novelis Sheet Ingot GmbH
3.375%, due 04/15/29[3]	EUR	100,000	100,268
Taseko Mines Ltd.
8.250%, due 05/01/30[2]		50,000	50,799
Vedanta Resources Finance II PLC
13.875%, due 01/21/27[3]		94,000	88,243
Vedanta Resources Ltd.
13.875%, due 12/09/28[3]		376,000	334,052

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Mining—(continued)
WE Soda Investments Holding PLC
9.500%, due 10/06/28[3]		200,000	$206,400
			3,013,983
Miscellaneous manufacturers: 0.4%
Amsted Industries, Inc.
4.625%, due 05/15/30[2]		25,000	22,480
Ctec II GmbH
5.250%, due 02/15/30[3]	EUR	200,000	189,740
FXI Holdings, Inc.
12.250%, due 11/15/26[2]		234,000	232,020
12.250%, due 11/15/26[2]		94,000	93,036
LSB Industries, Inc.
6.250%, due 10/15/28[2]		25,000	23,699
Trinity Industries, Inc.
7.750%, due 07/15/28[2]		125,000	127,752
			688,727
Office & business equipment: 0.0%†
Xerox Holdings Corp.
5.000%, due 08/15/25[2]		51,000	49,552
8.875%, due 11/30/29[2]		25,000	23,817
			73,369
Oil & gas: 9.4%
Aethon United BR LP/Aethon United Finance Corp.
8.250%, due 02/15/26[2]		100,000	100,646
Antero Resources Corp.
7.625%, due 02/01/29[2]		49,000	50,188
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
8.250%, due 12/31/28[2]		25,000	25,509
9.000%, due 11/01/27[2]		150,000	187,233

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Athabasca Oil Corp.
9.750%, due 11/01/26[2]	108,000	$113,115
Baytex Energy Corp.
8.500%, due 04/30/30[2]	150,000	156,392
Chesapeake Energy Corp.
5.500%, due 02/01/26[2]	50,000	49,367
6.750%, due 04/15/29[2]	250,000	249,806
Chord Energy Corp.
6.375%, due 06/01/26[2]	75,000	74,970
CITGO Petroleum Corp.
7.000%, due 06/15/25[2]	150,000	149,846
8.375%, due 01/15/29[2]	250,000	258,722
Civitas Resources, Inc.
5.000%, due 10/15/26[2]	175,000	169,271
8.375%, due 07/01/28[2]	50,000	52,159
8.625%, due 11/01/30[2]	50,000	53,207
CNX Resources Corp.
6.000%, due 01/15/29[2]	125,000	121,111
7.375%, due 01/15/31[2]	25,000	25,307
Comstock Resources, Inc.
5.875%, due 01/15/30[2]	100,000	91,077
6.750%, due 03/01/29[2]	125,000	119,014
Cosan Overseas Ltd.
8.250%, due 08/05/24[3,8]	300,000	304,160
Crescent Energy Finance LLC
7.625%, due 04/01/32[2]	25,000	25,093
9.250%, due 02/15/28[2]	50,000	52,823
CrownRock LP/CrownRock Finance, Inc.
5.000%, due 05/01/29[2]	25,000	24,630

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Ecopetrol SA
4.625%, due 11/02/31	500,000	$402,435
5.875%, due 05/28/45	350,000	248,500
8.375%, due 01/19/36	200,000	194,116
8.625%, due 01/19/29	200,000	208,125
Encino Acquisition Partners Holdings LLC
8.750%, due 05/01/31[2]	25,000	25,456
Energean Israel Finance Ltd.
4.875%, due 03/30/26[3]	300,000	282,281
5.875%, due 03/30/31[3]	75,000	64,008
FORESEA Holding SA
7.500%, due 06/15/30[3]	100,000	92,801
Global Marine, Inc.
7.000%, due 06/01/28	125,000	114,639
Gulfport Energy Corp.
8.000%, due 05/17/26	292	296
8.000%, due 05/17/26[2]	170,052	172,243
Hilcorp Energy I LP/Hilcorp Finance Co.
6.000%, due 04/15/30[2]	100,000	95,749
6.000%, due 02/01/31[2]	175,000	167,062
6.250%, due 11/01/28[2]	75,000	73,897
8.375%, due 11/01/33[2]	50,000	53,635
Ithaca Energy North Sea PLC
9.000%, due 07/15/26[2]	200,000	201,307
Leviathan Bond Ltd.
6.125%, due 06/30/25[3]	75,000	73,125

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.000%, due 08/01/26[2]	175,000	$172,668
Matador Resources Co.
6.500%, due 04/15/32[2]	25,000	24,777
6.875%, due 04/15/28[2]	75,000	75,575
MC Brazil Downstream Trading SARL
7.250%, due 06/30/31[3]	237,688	205,303
Medco Laurel Tree Pte. Ltd.
6.950%, due 11/12/28[2]	400,000	382,200
Moss Creek Resources Holdings, Inc.
7.500%, due 01/15/26[2]	125,000	124,649
10.500%, due 05/15/27[2]	75,000	76,700
Murphy Oil Corp.
6.375%, due 07/15/28	118,000	117,891
Nabors Industries Ltd.
7.250%, due 01/15/26[2]	50,000	49,522
7.500%, due 01/15/28[2]	100,000	94,815
Nabors Industries, Inc.
9.125%, due 01/31/30[2]	25,000	25,780
Northern Oil & Gas, Inc.
8.125%, due 03/01/28[2]	275,000	278,205
8.750%, due 06/15/31[2]	100,000	105,190
Pan American Energy LLC
8.500%, due 04/30/32[2]	225,000	225,900

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Parkland Corp.
4.500%, due 10/01/29[2]	250,000	$226,571
4.625%, due 05/01/30[2]	100,000	90,374
5.875%, due 07/15/27[2]	150,000	146,247
PBF Holding Co. LLC/PBF Finance Corp.
6.000%, due 02/15/28	275,000	268,205
7.875%, due 09/15/30[2]	125,000	128,561
Permian Resources Operating LLC
5.375%, due 01/15/26[2]	300,000	296,454
5.875%, due 07/01/29[2]	150,000	145,779
7.000%, due 01/15/32[2]	200,000	203,883
8.000%, due 04/15/27[2]	100,000	102,670
Petrobras Global Finance BV
6.500%, due 07/03/33	250,000	245,574
6.850%, due 06/05/15	200,000	173,055

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Oil & gas—(continued)
Petroleos Mexicanos
2.750%, due 04/21/27[3]	EUR	475,000	$438,011
3.750%, due 04/16/26[3]		100,000	99,837
4.750%, due 02/26/29[3]		275,000	250,467
5.950%, due 01/28/31		300,000	237,075
6.500%, due 03/13/27		250,000	234,512
6.500%, due 06/02/41		1,250,000	827,812
6.625%, due 06/15/35		477,000	352,317
6.700%, due 02/16/32		700,000	573,370
6.750%, due 09/21/47		479,000	305,386
6.875%, due 10/16/25		700,000	689,937
6.950%, due 01/28/60		250,000	159,100
7.690%, due 01/23/50		1,150,000	802,585
10.000%, due 02/07/33		100,000	98,000
Precision Drilling Corp.
6.875%, due 01/15/29[2]		100,000	98,962
7.125%, due 01/15/26[2]		91,000	90,995
Raizen Fuels Finance SA
6.950%, due 03/05/54[2]		200,000	194,600
Range Resources Corp.
8.250%, due 01/15/29		150,000	156,285
Rockcliff Energy II LLC
5.500%, due 10/15/29[2]		25,000	23,044
Sanchez Energy Corp.
6.125%, due 01/15/23		325,000	16,250
7.750%, due 06/15/21[10]		475,000	23,750

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Shelf Drilling North Sea Holdings Ltd.
10.250%, due 10/31/25[2]	49,000	$49,490
SM Energy Co.
5.625%, due 06/01/25	50,000	49,629
6.750%, due 09/15/26	100,000	99,973
Southwestern Energy Co.
4.750%, due 02/01/32	25,000	22,514
5.375%, due 03/15/30	25,000	23,740
8.375%, due 09/15/28	125,000	129,042
Sunoco LP
7.000%, due 05/01/29[2]	50,000	50,779
7.250%, due 05/01/32[2]	25,000	25,391
Sunoco LP/Sunoco Finance Corp.
4.500%, due 04/30/30	100,000	89,985
6.000%, due 04/15/27	150,000	148,186
7.000%, due 09/15/28[2]	75,000	76,064
Talos Production, Inc.
9.000%, due 02/01/29[2]	75,000	79,130
9.375%, due 02/01/31[2]	75,000	79,927
Teine Energy Ltd.
6.875%, due 04/15/29[2]	125,000	121,447
Transocean Aquila Ltd.
8.000%, due 09/30/28[2]	50,000	50,855
Transocean Titan Financing Ltd.
8.375%, due 02/01/28[2]	50,000	51,328

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Transocean, Inc.
6.800%, due 03/15/38	175,000	$141,652
7.500%, due 04/15/31	125,000	112,838
8.000%, due 02/01/27[2]	86,000	86,208
8.250%, due 05/15/29[2]	75,000	74,568
8.500%, due 05/15/31[2]	25,000	24,887
8.750%, due 02/15/30[2]	22,500	23,460
9.350%, due 12/15/41	125,000	116,239
Tullow Oil PLC
10.250%, due 05/15/26[3]	550,000	530,578
Valaris Ltd.
8.375%, due 04/30/30[2]	25,000	25,710
Vermilion Energy, Inc.
6.875%, due 05/01/30[2]	125,000	121,657
Vital Energy, Inc.
7.750%, due 07/31/29[2]	100,000	100,655
7.875%, due 04/15/32[2]	125,000	126,839
9.750%, due 10/15/30	75,000	81,720
YPF SA
6.950%, due 07/21/27[3]	100,000	90,563
8.500%, due 03/23/25[3]	50,000	49,338
8.500%, due 07/28/25[3]	200,000	194,800
		17,631,356
Oil & gas services: 0.9%
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, due 04/01/28[2]	175,000	171,441
6.875%, due 04/01/27[2]	75,000	74,818
Bristow Group, Inc.
6.875%, due 03/01/28[2]	125,000	121,231

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Oil & gas services—(continued)
Enerflex Ltd.
9.000%, due 10/15/27[2]		100,000	$102,402
Helix Energy Solutions Group, Inc.
9.750%, due 03/01/29[2]		125,000	132,872
Kodiak Gas Services LLC
7.250%, due 02/15/29[2]		50,000	50,361
Nine Energy Service, Inc.
13.000%, due 02/01/28		150,000	118,893
Oceaneering International, Inc.
6.000%, due 02/01/28		25,000	24,589
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 09/01/27		75,000	74,875
7.125%, due 03/15/29[2]		125,000	124,200
Weatherford International Ltd.
8.625%, due 04/30/30[2]		575,000	597,075
			1,592,757
Packaging & containers: 1.6%
ARD Finance SA
5.000% Cash or 5.750% PIK,
5.000%, due 06/30/27[3,7]	EUR	175,000	40,154
6.500% Cash or 7.250% PIK,
6.500%, due 06/30/27[2,7]		400,000	98,649
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.000%, due 06/15/27[2]		200,000	193,872

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Packaging & containers—(continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.125%, due 08/15/26[3]	EUR	100,000	$84,305
5.250%, due 08/15/27[2]		200,000	102,000
Ball Corp.
3.125%, due 09/15/31		125,000	103,811
6.000%, due 06/15/29		150,000	149,255
6.875%, due 03/15/28		125,000	126,968
Berry Global, Inc.
4.500%, due 02/15/26[2]		50,000	48,580
5.625%, due 07/15/27[2]		75,000	73,144
Clydesdale Acquisition Holdings, Inc.
6.625%, due 04/15/29[2]		25,000	24,937
Crown Americas LLC
5.250%, due 04/01/30		25,000	23,822
Crown Americas LLC/Crown Americas Capital Corp. VI
4.750%, due 02/01/26		50,000	48,927
Crown Cork & Seal Co., Inc.
7.375%, due 12/15/26		100,000	103,195
Graphic Packaging International LLC
2.625%, due 02/01/29[3]	EUR	125,000	123,580
4.750%, due 07/15/27[2]		25,000	23,890
Guala Closures SpA
3.250%, due 06/15/28[3]	EUR	150,000	148,787
Intelligent Packaging Holdco Issuer LP
9.000% Cash or 9.7500% PIK,
9.000%, due 01/15/26[2,7]		75,000	71,267

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Packaging & containers—(continued)
Kleopatra Holdings 2 SCA
6.500%, due 09/01/26[3]	EUR	125,000	$62,405
LABL, Inc.
10.500%, due 07/15/27[2]		50,000	49,110
Mauser Packaging Solutions Holding Co.
9.250%, due 04/15/27[2]		75,000	73,498
OI European Group BV
2.875%, due 02/15/25[3]	EUR	125,000	131,325
4.750%, due 02/15/30[2]		225,000	205,493
Owens-Brockway Glass Container, Inc.
6.375%, due 08/15/25[2]		25,000	25,093
6.625%, due 05/13/27[2]		163,000	162,865
7.250%, due 05/15/31[2]		100,000	100,153
Sealed Air Corp.
4.000%, due 12/01/27[2]		181,000	167,429
5.000%, due 04/15/29[2]		75,000	70,561
Sealed Air Corp./Sealed Air Corp. U.S.
6.125%, due 02/01/28[2]		25,000	24,695
7.250%, due 02/15/31[2]		50,000	50,901
Trident TPI Holdings, Inc.
12.750%, due 12/31/28[2]		25,000	27,054
TriMas Corp.
4.125%, due 04/15/29[2]		150,000	134,639
Trivium Packaging Finance BV
3.750%, due 08/15/26[3]	EUR	100,000	103,854
			2,978,218

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Pharmaceuticals: 2.2%
Bausch Health Americas, Inc.
8.500%, due 01/31/27[2]		50,000	$32,374
9.250%, due 04/01/26[2]		25,000	23,139
Bausch Health Cos., Inc.
5.000%, due 01/30/28[2]		75,000	33,938
5.250%, due 01/30/30[2]		125,000	53,750
5.250%, due 02/15/31[2]		125,000	51,893
5.500%, due 11/01/25[2]		150,000	139,717
5.750%, due 08/15/27[2]		50,000	34,500
6.125%, due 02/01/27[2]		100,000	73,250
7.000%, due 01/15/28[2]		75,000	36,743
7.250%, due 05/30/29[2]		125,000	56,719
9.000%, due 12/15/25[2]		175,000	165,344
BellRing Brands, Inc.
7.000%, due 03/15/30[2]		175,000	177,087
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
0.000%, due 07/31/27[2,10]		215,000	19,026
0.000%, due 06/30/28[2,10]		129,000	10,456
Endo Finance Holdings, Inc.
8.500%, due 04/15/31[2]		25,000	25,402
Endo Luxembourg Finance Co. I SARL/Endo U.S., Inc.
6.125%, due 04/01/29[2,10]		125,000	77,367
Grifols SA
1.625%, due 02/15/25[3]	EUR	325,000	338,169
3.200%, due 05/01/25[3]		100,000	106,155

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Pharmaceuticals—(continued)
Gruenenthal GmbH
3.625%, due 11/15/26[3]		100,000	$104,179
6.750%, due 05/15/30[2]		100,000	112,133
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875%, due 09/01/25[2]		62,000	59,470
HLF Financing SARL LLC/Herbalife International, Inc.
4.875%, due 06/01/29[2]		25,000	14,685
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
14.750%, due 11/14/28[2]		24,504	26,695
Nidda BondCo GmbH
5.000%, due 09/30/25[3]	EUR	100,000	105,337
Nidda Healthcare Holding GmbH
7.500%, due 08/21/26[3]		250,000	274,797
Organon & Co./Organon Foreign Debt Co.-Issuer BV
2.875%, due 04/30/28[2]		105,000	103,940
4.125%, due 04/30/28[2]		200,000	182,151
5.125%, due 04/30/31[2]		200,000	172,940
Owens & Minor, Inc.
4.500%, due 03/31/29[2]		125,000	112,058
6.625%, due 04/01/30[2]		100,000	97,029
P&L Development LLC/PLD Finance Corp.
7.750%, due 11/15/25[2]		125,000	105,867

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Pharmaceuticals—(continued)
Par Pharmaceutical, Inc.
0.000%, due 04/01/27[2,10]		198,000	$127,280
Prestige Brands, Inc.
3.750%, due 04/01/31[2]		25,000	21,267
5.125%, due 01/15/28[2]		100,000	96,006
Teva Pharmaceutical Finance Netherlands II BV
4.375%, due 05/09/30	EUR	125,000	127,492
4.500%, due 03/01/25		275,000	291,279
7.375%, due 09/15/29		150,000	176,688
7.875%, due 09/15/31		200,000	245,189
Teva Pharmaceutical Finance Netherlands III BV
4.100%, due 10/01/46		200,000	133,776
			4,145,287
Pipelines: 3.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 06/15/29[2]		25,000	23,789
5.750%, due 03/01/27[2]		150,000	147,271
6.625%, due 02/01/32[2]		75,000	74,774
7.875%, due 05/15/26[2]		125,000	127,272
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.625%, due 12/15/25[2]		100,000	100,439
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500%, due 06/15/31[2]		250,000	229,734

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.125%, due 06/01/28[2]	100,000	$97,671
8.625%, due 03/15/29[2]	225,000	226,702
DT Midstream, Inc.
4.125%, due 06/15/29[2]	25,000	22,659
4.375%, due 06/15/31[2]	75,000	66,582
Energy Transfer LP (fixed, converts to FRN on 05/15/29),
8.000%, due 05/15/54[6]	25,000	25,745
EnLink Midstream LLC
5.625%, due 01/15/28[2]	25,000	24,564
6.500%, due 09/01/30[2]	50,000	50,628
EnLink Midstream Partners LP
5.050%, due 04/01/45	75,000	60,318
5.450%, due 06/01/47	125,000	105,968
5.600%, due 04/01/44	150,000	129,897
EQM Midstream Partners LP
4.500%, due 01/15/29[2]	225,000	208,176
4.750%, due 01/15/31[2]	300,000	274,120
5.500%, due 07/15/28	100,000	97,407
6.375%, due 04/01/29[2]	50,000	49,534
6.500%, due 07/01/27[2]	25,000	25,035
7.500%, due 06/01/27[2]	75,000	76,412
7.500%, due 06/01/30[2]	75,000	78,643
Galaxy Pipeline Assets Bidco Ltd.
1.750%, due 09/30/27[3]	112,240	104,278

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
Genesis Energy LP/Genesis Energy Finance Corp.
7.750%, due 02/01/28	25,000	$24,994
8.000%, due 01/15/27	50,000	50,564
8.875%, due 04/15/30	50,000	51,740
Harvest Midstream I LP
7.500%, due 09/01/28[2]	200,000	200,548
7.500%, due 05/15/32[2]	75,000	75,093
Hess Midstream Operations LP
5.125%, due 06/15/28[2]	225,000	215,359
5.500%, due 10/15/30[2]	50,000	47,807
Howard Midstream Energy Partners LLC
6.750%, due 01/15/27[2]	100,000	98,658
8.875%, due 07/15/28[2]	100,000	104,738
ITT Holdings LLC
6.500%, due 08/01/29[2]	150,000	135,483
Kinetik Holdings LP
5.875%, due 06/15/30[2]	125,000	120,859
Martin Midstream Partners LP/Martin Midstream Finance Corp.
11.500%, due 02/15/28[2]	150,000	159,125
New Fortress Energy, Inc.
6.500%, due 09/30/26[2]	100,000	95,626
6.750%, due 09/15/25[2]	179,000	176,800
8.750%, due 03/15/29[2]	25,000	24,381
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125%, due 02/15/29[2]	225,000	228,582
8.375%, due 02/15/32[2]	100,000	101,615

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
NuStar Logistics LP
6.375%, due 10/01/30	125,000	$123,579
Plains All American Pipeline LP
Series B,
3 mo. USD Term SOFR + 4.372%,
9.679%, due 05/31/24[6,8]	225,000	222,457
Prairie Acquiror LP
9.000%, due 08/01/29[2]	75,000	76,606
Rockies Express Pipeline LLC
3.600%, due 05/15/25[2]	50,000	48,449
4.800%, due 05/15/30[2]	50,000	45,015
4.950%, due 07/15/29[2]	25,000	22,983
6.875%, due 04/15/40[2]	100,000	95,057
7.500%, due 07/15/38[2]	25,000	25,644
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000%, due 12/31/30[2]	125,000	117,583
6.000%, due 09/01/31[2]	100,000	92,842
7.375%, due 02/15/29[2]	75,000	75,082
Transportadora de Gas del Sur SA
6.750%, due 05/02/25[2]	600,000	580,500
Venture Global Calcasieu Pass LLC
3.875%, due 11/01/33[2]	225,000	184,734
4.125%, due 08/15/31[2]	25,000	21,819
6.250%, due 01/15/30[2]	100,000	98,872

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Pipelines—(continued)
Venture Global LNG, Inc.
8.125%, due 06/01/28[2]		300,000	$306,740
8.375%, due 06/01/31[2]		225,000	230,898
9.500%, due 02/01/29[2]		200,000	214,972
9.875%, due 02/01/32[2]		250,000	266,777
Western Midstream Operating LP
5.300%, due 03/01/48		75,000	62,717
			7,252,916
Real estate: 1.5%
Alpha Star Holding VIII Ltd.
8.375%, due 04/12/27[3]		200,000	203,437
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.
7.000%, due 04/15/30[2]		169,400	148,639
Canary Wharf Group Investment Holdings PLC
2.625%, due 04/23/25[3]	GBP	100,000	115,940
Greystar Real Estate Partners LLC
7.750%, due 09/01/30[2]		75,000	77,249
Howard Hughes Corp.
4.125%, due 02/01/29[2]		125,000	110,383
5.375%, due 08/01/28[2]		250,000	235,258
Kennedy-Wilson, Inc.
4.750%, due 02/01/30		50,000	39,600
Longfor Group Holdings Ltd.
3.850%, due 01/13/32[3]		400,000	213,302

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Real estate—(continued)
MAF Global Securities Ltd. (fixed, converts to FRN on 03/20/26),
6.375%, due 03/20/26[3,6,8]		200,000	$197,562
Newmark Group, Inc.
7.500%, due 01/12/29[2]		25,000	25,241
Pakuwon Jati Tbk. PT
4.875%, due 04/29/28[3]		200,000	185,062
Peach Property Finance GmbH
4.375%, due 11/15/25[3]	EUR	200,000	182,843
PHM Group Holding OY
4.750%, due 06/18/26[3]		250,000	256,128
Pingan Real Estate Capital Ltd.
3.450%, due 07/29/26[3]		200,000	163,562
Realogy Group LLC/Realogy Co.-Issuer Corp.
5.750%, due 01/15/29[2]		50,000	34,901
Ronshine China Holdings Ltd.
8.100%, due 06/09/23[3,10]		50,000	750
Samhallsbyggnadsbolaget i Norden AB
2.375%, due 09/04/26[3]	EUR	100,000	80,180
Signa Development Finance SCS
5.500%, due 07/23/26[3,10]		100,000	13,395
5.500%, due 07/23/26[2,10]		200,000	26,791
Vivion Investments SARL
3.000%, due 08/08/24[3]		100,000	102,905

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Real estate—(continued)
Yanlord Land HK Co. Ltd.
5.125%, due 05/20/26[3]		400,000	$322,250
			2,735,378
Real estate investment trusts: 2.5%
Blackstone Mortgage Trust, Inc.
3.750%, due 01/15/27[2]		225,000	201,572
Brandywine Operating Partnership LP
8.875%, due 04/12/29		25,000	25,584
Diversified Healthcare Trust
9.750%, due 06/15/25		100,000	100,189
HAT Holdings I LLC/HAT Holdings II LLC
3.750%, due 09/15/30[2]		25,000	20,742
8.000%, due 06/15/27[2]		125,000	128,144
Iron Mountain Information Management Services, Inc.
5.000%, due 07/15/32[2]		375,000	332,355
Iron Mountain U.K. PLC
3.875%, due 11/15/25[2]	GBP	100,000	121,204
Iron Mountain, Inc.
4.500%, due 02/15/31[2]		225,000	198,454
4.875%, due 09/15/27[2]		125,000	119,291
4.875%, due 09/15/29[2]		75,000	69,207
5.000%, due 07/15/28[2]		50,000	47,119
5.250%, due 07/15/30[2]		250,000	232,035

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Real estate investment trusts—(continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250%, due 02/01/27[2]		25,000	$23,149
4.750%, due 06/15/29[2]		50,000	44,623
MPT Operating Partnership LP/MPT Finance Corp.
3.375%, due 04/24/30	GBP	250,000	210,081
3.500%, due 03/15/31		250,000	167,632
4.625%, due 08/01/29		50,000	37,415
5.000%, due 10/15/27		200,000	163,592
5.250%, due 08/01/26		100,000	91,082
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer
4.875%, due 05/15/29[2]		125,000	114,379
5.875%, due 10/01/28[2]		50,000	48,390
7.500%, due 06/01/25[2]		100,000	99,982
RHP Hotel Properties LP/RHP Finance Corp.
4.500%, due 02/15/29[2]		100,000	91,983
6.500%, due 04/01/32[2]		100,000	98,006
7.250%, due 07/15/28[2]		50,000	50,775
Rithm Capital Corp.
8.000%, due 04/01/29[2]		75,000	73,340
RLJ Lodging Trust LP
3.750%, due 07/01/26[2]		200,000	188,220
4.000%, due 09/15/29[2]		200,000	173,460
SBA Communications Corp.
3.875%, due 02/15/27		25,000	23,495

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Real estate investment trusts—(continued)
Service Properties Trust
4.375%, due 02/15/30	50,000	$38,052
4.750%, due 10/01/26	125,000	116,065
4.950%, due 02/15/27	50,000	46,016
4.950%, due 10/01/29	75,000	61,329
5.250%, due 02/15/26	150,000	144,284
7.500%, due 09/15/25	25,000	25,185
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.750%, due 04/15/28[2]	75,000	65,779
6.500%, due 02/15/29[2]	75,000	60,294
10.500%, due 02/15/28[2]	250,000	259,357
VICI Properties LP/VICI Note Co., Inc.
4.125%, due 08/15/30[2]	125,000	111,415
4.625%, due 12/01/29[2]	200,000	185,544
XHR LP
4.875%, due 06/01/29[2]	75,000	68,457
6.375%, due 08/15/25[2]	125,000	124,862
		4,602,139
Retail: 4.6%
1011778 BC ULC/New Red Finance, Inc.
3.875%, due 01/15/28[2]	25,000	23,063
4.000%, due 10/15/30[2]	500,000	431,187
4.375%, due 01/15/28[2]	50,000	46,498
Abercrombie & Fitch Management Co.
8.750%, due 07/15/25[2]	125,000	125,940
Arcos Dorados Holdings, Inc.
5.875%, due 04/04/27[3]	200,000	197,480

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Retail—(continued)
Arko Corp.
5.125%, due 11/15/29[2]	50,000	$40,292
Asbury Automotive Group, Inc.
4.500%, due 03/01/28	15,000	14,071
4.625%, due 11/15/29[2]	50,000	45,211
4.750%, due 03/01/30	25,000	22,660
5.000%, due 02/15/32[2]	25,000	22,225
Bath & Body Works, Inc.
6.625%, due 10/01/30[2]	175,000	174,869
6.750%, due 07/01/36	375,000	365,954
BCPE Ulysses Intermediate, Inc.
7.750% Cash or 8.500% PIK,
7.750%, due 04/01/27[2,7]	100,000	97,445
Beacon Roofing Supply, Inc.
4.125%, due 05/15/29[2]	125,000	111,614
4.500%, due 11/15/26[2]	175,000	167,894
6.500%, due 08/01/30[2]	100,000	99,827
Brinker International, Inc.
8.250%, due 07/15/30[2]	25,000	26,031
Carrols Restaurant Group, Inc.
5.875%, due 07/01/29[2]	50,000	50,863
Carvana Co.
13.000% PIK,
13.000%, due 06/01/30[2,7]	50,000	49,608
14.000% PIK,
14.000%, due 06/01/31[2,7]	100,000	100,241
CEC Entertainment LLC
6.750%, due 05/01/26[2]	50,000	49,293

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Retail—(continued)
Ceconomy AG
1.750%, due 06/24/26[3]	EUR	200,000	$197,449
Dufry One BV
2.000%, due 02/15/27[3]		200,000	201,096
Eroski S Coop
10.625%, due 04/30/29[2]		250,000	285,591
Evergreen Acqco 1 LP/TVI, Inc.
9.750%, due 04/26/28[2]		40,000	42,369
Ferrellgas LP/Ferrellgas Finance Corp.
5.375%, due 04/01/26[2]		200,000	195,969
5.875%, due 04/01/29[2]		175,000	165,820
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.750%, due 01/15/30[2]		200,000	174,008
FirstCash, Inc.
4.625%, due 09/01/28[2]		125,000	115,651
5.625%, due 01/01/30[2]		75,000	70,675
6.875%, due 03/01/32[2]		100,000	98,736
Foundation Building Materials, Inc.
6.000%, due 03/01/29[2]		100,000	88,129
Gap, Inc.
3.625%, due 10/01/29[2]		25,000	21,154
3.875%, due 10/01/31[2]		25,000	20,318
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.750%, due 01/15/32[2]		200,000	188,814
IRB Holding Corp.
7.000%, due 06/15/25[2]		50,000	49,892

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Retail—(continued)
Ken Garff Automotive LLC
4.875%, due 09/15/28[2]		75,000	$69,289
Kohl's Corp.
4.625%, due 05/01/31		25,000	20,611
5.550%, due 07/17/45		25,000	17,151
LBM Acquisition LLC
6.250%, due 01/15/29[2]		150,000	137,695
LCM Investments Holdings II LLC
4.875%, due 05/01/29[2]		200,000	182,665
8.250%, due 08/01/31[2]		75,000	77,909
Lithia Motors, Inc.
3.875%, due 06/01/29[2]		200,000	176,648
4.625%, due 12/15/27[2]		150,000	141,405
LSF9 Atlantis Holdings LLC/Victra Finance Corp.
7.750%, due 02/15/26[2]		25,000	24,507
Macy's Retail Holdings LLC
4.500%, due 12/15/34		50,000	42,612
5.125%, due 01/15/42		150,000	126,269
5.875%, due 04/01/29[2]		100,000	96,417
5.875%, due 03/15/30[2]		25,000	23,830
6.375%, due 03/15/37		75,000	67,655
Maxeda DIY Holding BV
5.875%, due 10/01/26[3]	EUR	200,000	166,114
Michaels Cos., Inc.
7.875%, due 05/01/29[2]		75,000	54,954

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Retail—(continued)
Murphy Oil USA, Inc.
3.750%, due 02/15/31[2]		25,000	$21,462
4.750%, due 09/15/29		50,000	46,549
5.625%, due 05/01/27		25,000	24,667
Nordstrom, Inc.
4.375%, due 04/01/30		50,000	44,625
Patrick Industries, Inc.
4.750%, due 05/01/29[2]		100,000	90,903
7.500%, due 10/15/27[2]		100,000	101,186
Punch Finance PLC
6.125%, due 06/30/26[2]	GBP	125,000	149,556
6.125%, due 06/30/26[3]		100,000	119,644
QVC, Inc.
4.450%, due 02/15/25		100,000	97,091
5.450%, due 08/15/34		125,000	82,091
Raising Cane's Restaurants LLC
9.375%, due 05/01/29[2]		50,000	53,625
Rite Aid Corp.
8.000%, due 11/15/26[2,10]		103,000	66,435
Sally Holdings LLC/Sally Capital, Inc.
6.750%, due 03/01/32		50,000	48,333
Sizzling Platter LLC/Sizzling Platter Finance Corp.
8.500%, due 11/28/25[2]		200,000	202,175
Sonic Automotive, Inc.
4.625%, due 11/15/29[2]		75,000	67,126
4.875%, due 11/15/31[2]		75,000	65,442

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Retail—(continued)
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.375%, due 09/30/26[2]		75,000	$74,048
Staples, Inc.
7.500%, due 04/15/26[2]		275,000	265,132
10.750%, due 04/15/27[2]		250,000	230,066
Stonegate Pub Co. Financing 2019 PLC
8.000%, due 07/13/25[3]	GBP	325,000	388,966
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, due 06/01/31[2]		75,000	66,626
Superior Plus LP/Superior General Partner, Inc.
4.500%, due 03/15/29[2]		125,000	113,067
Victoria's Secret & Co.
4.625%, due 07/15/29[2]		50,000	39,283
Vivo Energy Investments BV
5.125%, due 09/24/27[3]		300,000	284,812
Yum! Brands, Inc.
4.750%, due 01/15/30[2]		25,000	23,396
5.375%, due 04/01/32		225,000	212,238
			8,582,212
Savings & loans: 0.0%†
Washington Mutual, Inc.
0.000%, due 09/21/49[4,10,11]		500,000	5,313

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Semiconductors: 0.2%
Amkor Technology, Inc.
6.625%, due 09/15/27[2]		50,000	$49,923
Entegris, Inc.
4.750%, due 04/15/29[2]		75,000	70,739
ON Semiconductor Corp.
3.875%, due 09/01/28[2]		175,000	158,808
Synaptics, Inc.
4.000%, due 06/15/29[2]		125,000	109,763
			389,233
Software: 1.9%
Alteryx, Inc.
8.750%, due 03/15/28[2]		50,000	50,797
AthenaHealth Group, Inc.
6.500%, due 02/15/30[2]		300,000	270,074
Boxer Parent Co., Inc.
6.500%, due 10/02/25[3]	EUR	200,000	212,497
6.500%, due 10/02/25[2]		150,000	159,373
7.125%, due 10/02/25[2]		75,000	75,074
Camelot Finance SA
4.500%, due 11/01/26[2]		100,000	95,236
Castle U.S. Holding Corp.
9.500%, due 02/15/28[2]		225,000	108,216
Cloud Software Group, Inc.
6.500%, due 03/31/29[2]		375,000	355,670
9.000%, due 09/30/29[2]		425,000	408,958
Dun & Bradstreet Corp.
5.000%, due 12/15/29[2]		50,000	45,536
Dye & Durham Ltd.
8.625%, due 04/15/29[2]		25,000	25,244

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Software—(continued)
Elastic NV
4.125%, due 07/15/29[2]	75,000	$66,788
MicroStrategy, Inc.
6.125%, due 06/15/28[2]	50,000	46,339
MSCI, Inc.
3.250%, due 08/15/33[2]	50,000	40,034
3.625%, due 09/01/30[2]	50,000	43,530
3.625%, due 11/01/31[2]	50,000	42,655
Open Text Corp.
3.875%, due 02/15/28[2]	100,000	91,281
3.875%, due 12/01/29[2]	150,000	131,281
6.900%, due 12/01/27[2]	50,000	51,054
Open Text Holdings, Inc.
4.125%, due 02/15/30[2]	125,000	109,786
4.125%, due 12/01/31[2]	275,000	235,695
Playtika Holding Corp.
4.250%, due 03/15/29[2]	125,000	107,569
ROBLOX Corp.
3.875%, due 05/01/30[2]	50,000	43,242
Rocket Software, Inc.
6.500%, due 02/15/29[2]	25,000	20,825
SS&C Technologies, Inc.
5.500%, due 09/30/27[2]	250,000	243,004
Twilio, Inc.
3.875%, due 03/15/31	100,000	86,578
UKG, Inc.
6.875%, due 02/01/31[2]	175,000	175,333
Veritas U.S., Inc./Veritas Bermuda Ltd.
7.500%, due 09/01/25[2]	125,000	113,721
		3,455,390

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Telecommunications: 4.9%
Altice France Holding SA
4.000%, due 02/15/28[3]	EUR	200,000	$50,970
6.000%, due 02/15/28[2]		400,000	116,686
8.000%, due 05/15/27[3]	EUR	175,000	55,094
10.500%, due 05/15/27[2]		400,000	141,996
Altice France SA
3.375%, due 01/15/28[3]	EUR	400,000	280,614
5.125%, due 07/15/29[2]		375,000	244,262
5.500%, due 10/15/29[2]		200,000	130,857
Ciena Corp.
4.000%, due 01/31/30[2]		50,000	43,851
CommScope Technologies LLC
6.000%, due 06/15/25[2]		61,000	48,190
CommScope, Inc.
6.000%, due 03/01/26[2]		50,000	44,688
7.125%, due 07/01/28[2]		25,000	8,367
8.250%, due 03/01/27[2]		25,000	9,638
Digicel Group Holdings Ltd.
Series 1A,
0.000%, due 12/31/30[2,4,5,11]		5,308	2,654
Series 1B,
0.000%, due 12/31/30[2,4,5,11]		63,060	3,153
Series 3A,
0.000%, due 12/31/30[2,4,5,11]		407	203
Series 3B,
0.000%, due 12/31/30[2,4,5,11]		46,129	461

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S.
9.000% Cash and 1.500% PIK,
12.000%, due 05/25/27[7]		400,000	$389,000
eircom Finance DAC
3.500%, due 05/15/26[3]	EUR	225,000	232,316
Embarq Corp.
7.995%, due 06/01/36		125,000	51,128
Frontier Communications Holdings LLC
5.000%, due 05/01/28[2]		150,000	137,998
5.875%, due 10/15/27[2]		75,000	71,937
5.875%, due 11/01/29		17,911	14,954
6.000%, due 01/15/30[2]		100,000	83,324
6.750%, due 05/01/29[2]		275,000	241,840
8.625%, due 03/15/31[2]		150,000	151,496
8.750%, due 05/15/30[2]		100,000	101,813
GoTo Group, Inc.
5.500%, due 05/01/28[2]		48,510	41,389
5.500%, due 05/01/28[2]		66,990	44,636
Hughes Satellite Systems Corp.
6.625%, due 08/01/26		125,000	71,741
ILIAD HOLDING SAS
6.875%, due 04/15/31	EUR	125,000	133,400
Iliad Holding SASU
6.500%, due 10/15/26[2]		200,000	199,021

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
Intelsat Jackson Holdings SA
6.500%, due 03/15/30[2]		25,000	$23,929
Level 3 Financing, Inc.
3.625%, due 01/15/29[2]		50,000	17,003
3.750%, due 07/15/29[2]		150,000	51,188
4.250%, due 07/01/28[2]		275,000	105,957
4.625%, due 09/15/27[2]		50,000	28,786
10.500%, due 05/15/30[2]		96,000	95,128
Liberty Costa Rica Senior Secured Finance
10.875%, due 01/15/31[2]		200,000	206,470
Lorca Telecom Bondco SA
4.000%, due 09/18/27[2]	EUR	225,000	233,877
Lumen Technologies, Inc.
4.125%, due 04/15/29[2]		21,250	13,622
4.125%, due 04/15/30[2]		21,250	13,122
Millicom International Cellular SA
4.500%, due 04/27/31[3]		200,000	166,459
Nokia of America Corp.
6.450%, due 03/15/29		175,000	171,719
PPF Telecom Group BV
3.250%, due 09/29/27[3]	EUR	125,000	129,213
SoftBank Group Corp.
3.125%, due 09/19/25[3]		375,000	390,711
3.875%, due 07/06/32[3]		300,000	280,941
4.500%, due 04/20/25[3]		250,000	265,338

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Telecommunications—(continued)
TalkTalk Telecom Group Ltd.
3.875%, due 02/20/25[3]	GBP	100,000	$112,772
Telecom Italia Capital SA
6.000%, due 09/30/34		200,000	168,405
6.375%, due 11/15/33		75,000	66,262
7.200%, due 07/18/36		50,000	45,292
Telecom Italia SpA
1.625%, due 01/18/29[3]	EUR	425,000	385,759
2.375%, due 10/12/27[3]		100,000	97,668
3.625%, due 05/25/26[3]		200,000	208,104
Series 8,
5.250%, due 03/17/55		100,000	91,586
7.875%, due 07/31/28[3]		200,000	231,635
Telecommunications Services of Trinidad & Tobago Ltd.
8.875%, due 10/18/29[3]		400,000	385,426
Telesat Canada/Telesat LLC
4.875%, due 06/01/27[2]		50,000	22,515
5.625%, due 12/06/26[2]		125,000	60,722
6.500%, due 10/15/27[2]		75,000	21,809
TMNL Holding BV
3.750%, due 01/15/29[3]	EUR	175,000	174,621
Turkcell Iletisim Hizmetleri AS
5.800%, due 04/11/28[3]		400,000	382,875
Viasat, Inc.
6.500%, due 07/15/28[2]		25,000	19,110
7.500%, due 05/30/31[2]		50,000	35,312

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Telecommunications—(continued)
Vmed O2 U.K. Financing I PLC
4.250%, due 01/31/31[2]		200,000	$163,391
4.750%, due 07/15/31[2]		200,000	166,914
5.625%, due 04/15/32[2]	EUR	125,000	129,625
Vodafone Group PLC
(fixed, converts to FRN on 08/27/26),
2.625%, due 08/27/80[3,6]		225,000	229,783
(fixed, converts to FRN on 08/27/30),
3.000%, due 08/27/80[3,6]		100,000	96,037
(fixed, converts to FRN on 10/03/28),
4.200%, due 10/03/78[3,6]		125,000	129,925
(fixed, converts to FRN on 04/04/29),
7.000%, due 04/04/79[6]		175,000	177,558
Windstream Escrow LLC/Windstream Escrow Finance Corp.
7.750%, due 08/15/28[2]		75,000	72,265
Zayo Group Holdings, Inc.
4.000%, due 03/01/27[2]		150,000	119,394
			9,135,905
Toys/Games/Hobbies: 0.1%
Mattel, Inc.
5.450%, due 11/01/41		25,000	21,880
5.875%, due 12/15/27[2]		100,000	99,442
6.200%, due 10/01/40		25,000	23,703
			145,025
Transportation: 0.7%
Cargo Aircraft Management, Inc.
4.750%, due 02/01/28[2]		25,000	22,575

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value

Corporate bonds—(continued)
Transportation—(continued)
First Student Bidco, Inc./First Transit Parent, Inc.
4.000%, due 07/31/29[2]		50,000	$43,704
Genesee & Wyoming, Inc.
6.250%, due 04/15/32[2]		150,000	149,083
Rand Parent LLC
8.500%, due 02/15/30[2]		175,000	173,061
Rumo Luxembourg SARL
4.200%, due 01/18/32[3]		200,000	164,970
Seaspan Corp.
5.500%, due 08/01/29[2]		175,000	150,588
Transnet SOC Ltd.
8.250%, due 02/06/28[3]		200,000	196,750
XPO, Inc.
6.250%, due 06/01/28[2]		50,000	49,813
7.125%, due 06/01/31[2]		50,000	50,258
7.125%, due 02/01/32[2]		50,000	50,290
Zenith Finco PLC
6.500%, due 06/30/27[2]	GBP	275,000	251,225
			1,302,317
Trucking & leasing: 0.2%
Fly Leasing Ltd.
7.000%, due 10/15/24[2]		125,000	124,721
Fortress Transportation & Infrastructure Investors LLC
5.500%, due 05/01/28[2]		75,000	71,984
6.500%, due 10/01/25[2]		128,000	128,000
7.000%, due 05/01/31[2]		75,000	75,405
7.875%, due 12/01/30[2]		25,000	25,969
9.750%, due 08/01/27[2]		25,000	25,810
			451,889

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Water: 0.1%
Solaris Midstream Holdings LLC
7.625%, due 04/01/26[2]	175,000	$175,683
Total corporate bonds (cost—$195,673,122)		178,370,099

Loan assignments—1.0%
Aerospace & defense: 0.0%†
TransDigm, Inc.
2023 Term Loan J,
1 mo. USD Term SOFR + 3.250%,
8.559%, due 02/28/31[6]	24,938	25,073

Building materials: 0.0%†
MI Windows and Doors LLC
2024 Term Loan B2,
1 mo. USD Term SOFR + 3.500%,
8.816%, due 03/28/31[6]	50,000	50,208

Commercial services: 0.0%†
GTCR W Merger Sub LLC
USD Term Loan B,
1 mo. USD Term SOFR + 3.000%,
8.309%, due 01/31/31[6]	50,000	50,094

Computer: 0.1%
Diebold Nixdorf, Inc.
2023 Exit Term Loan,
1 mo. USD Term SOFR + 7.500%,
12.822%, due 08/11/28[6]	162,745	165,716

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]		Value

Loan assignments—(continued)
Diversified financial services: 0.2%
Clear Channel Outdoor Holdings, Inc.
2024 CCIBV Fixed Term Loan,
15.000%, due 08/12/27[6,8]		200,000	$197,000
Mulhacen Pte. Ltd.
EUR 1st Lien Term Loan,
6 mo. EUR EURIBOR + 10.000%,
10.000%, due 08/01/26[6]	EUR	123,745	75,935
EUR 2nd Lien Term Loan,
6 mo. EUR EURIBOR + 8.000%,
8.000%, due 12/01/26[6]		259,267	89,924
			362,859
Entertainment: 0.2%
Allen Media LLC
2021 Term Loan B,
3 mo. USD Term SOFR + 5.500%,
10.959%, due 02/10/27[6]		71,119	63,326
Delta 2 Lux SARL
2022 Term Loan B,
3 mo. USD Term SOFR + 2.250%,
7.559%, due 01/15/30[6]		25,000	25,019
Great Canadian Gaming Corp.
2021 Term Loan,
3 mo. USD Term SOFR + 4.000%,
9.590%, due 11/01/26[6]		98,250	98,569

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value

Loan assignments—(continued)
Entertainment—(continued)
Scientific Games Holdings LP
2022 USD Term Loan B,
3 mo. USD Term SOFR + 3.250%,
8.556%, due 04/04/29[6]	147,750	$147,726
UFC Holdings LLC
2021 Term Loan B,
3 mo. USD Term SOFR + 2.750%,
8.336%, due 04/29/26[6]	62,297	62,395
		397,035
Food: 0.1%
Northeast Grocery, Inc.
Term Loan B,
3 mo. USD Term SOFR + 7.500%,
12.826%, due 12/13/28[6]	225,000	224,624

Health care products: 0.0%†
Avantor Funding, Inc.
2024 Term Loan,
1 mo. USD Term SOFR + 2.000%,
7.416%, due 11/08/27[6]	23,571	23,626

Internet: 0.1%
Endure Digital, Inc.
Term Loan,
6 mo. USD Term SOFR + 3.500%,
8.939%, due 02/10/28[6]	72,937	70,385

Machinery-diversified: 0.0%†
Titan Acquisition Ltd.
2024 Term Loan B,
3 mo. USD Term SOFR + 5.000%,
10.317%, due 02/01/29[6]	50,000	50,239

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[1]	Value

Loan assignments—(continued)
Pharmaceuticals: 0.0%†
Mallinckrodt International Finance SA
2023 First Out Term Loan,
1 mo. USD Term SOFR + 7.500%,
12.819%, due 11/14/28[6]	9,405	$10,483

Software: 0.1%
Athenahealth Group, Inc.
2022 Term Loan B,
1 mo. USD Term SOFR + 3.250%,
8.566%, due 02/15/29[6]	87,588	87,369
Cloud Software Group, Inc.
2022 USD Term Loan A,
3 mo. USD Term SOFR + 4.500%,
9.909%, due 09/29/28[6]	74,159	74,076
		161,445
Telecommunications: 0.2%
Altice France SA
2023 USD Term Loan B14,
1 mo. USD Term SOFR + 5.500%,
10.829%, due 08/15/28[6]	161,260	120,492
Consolidated Communications, Inc.
2021 Term Loan B,
1 mo. USD Term SOFR + 3.500%,
8.930%, due 10/02/27[6]	150,000	140,416
		260,908
Total loan assignments (cost—$2,094,682)		1,852,695

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Face
	amount[1]		Value
Non-U.S. government agency obligations: 0.1%
Nigeria: 0.1%
Nigeria Government International Bonds
7.375%, due 09/28/33[3]		200,000	$165,500

Ukraine: 0.0%†
Ukreximbank Via Biz Finance PLC
9.750%, due 01/22/25[3]		51,500	47,638
Total non-U.S. government agency obligations (cost $221,183)			213,138

	Number of shares
Preferred stocks: 0.0%†
Machinery: 0.0%†
Selecta Group BV,4Class A1,*,4		21,852	11,398
Selecta Group BV,4Class A2,*,4		43,703	22,795
			34,193
Total preferred stocks (cost—$19,205)			34,193

	Face amount
Warrants: 0.0%†
Air Methods Corp.*		389	0
Air Methods Corp.*		184	0
California Resources Corp. expires 10/27/24*		201	3,461
Chalice Mining Ltd. expires 10/01/24*		9	0
Chalice Mining Ltd. expires 10/01/25*		9	0
Intelsat SA expires 02/17/27*		1	1
Linx Synthetic expires 12/31/49*	EUR	2	29,028
Total warrants (cost—$166,218)			32,490

	Number of shares
Common stocks: 0.4%
Aerospace & defense: 0.0%†
Evander Gold Mines Ltd.*,4,5		2,750	0

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares		Value
Common stocks—(continued)
Chemicals: 0.0%†
Cornerstone Cs*,4,5		1,205	$4,218

Energy equipment & services: 0.0%†
Nine Energy Service, Inc.*,12		750	1,620
Parker Drilling Co.*		1,153	14,989
			16,609
Financial services: 0.1%
SPN*,4		1,482	94,478

Gas utilities: 0.0%†
Ferrellgas Partners LP, Class B		364	58,604

Health care providers & services: 0.0%†
Air Methods Corp.*		70	1,706
			1,706
			1,706
IT services: 0.1%
Carnelian Point Holdings LP4,5		140	166,580

Leisure products: 0.0%†
Codere New Topco SA*,4,5	EUR	4,367	0
Teide 10 S.L.*,4		5,444,137	43,575
			43,575
Media: 0.0%†
iHeartMedia, Inc., Class A*		1,347	2,829

Metals & mining: 0.0%†
Aleris International, Inc.*,4,5,9		795	15,900
Cloud Peak Energy, Inc.*,4,5		66	0

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of
	shares		Value
Common stocks—(continued)
Metals & mining—(continued)
Petra Diamonds Ltd.*	GBP	54,100	$32,922
			48,822
Paper & forest products: 0.0%†
Hardwood Holdings LLC*,4		936	44,928

Pharmaceuticals: 0.0%†
Mallinckrodt PLC*,4,5		459	23,753

Technology hardware, storage & peripherals: 0.1%
Diebold Nixdorf, Inc.*		2,649	83,867

Wireless telecommunication services: 0.1%
Intelsat SA*,4		5,083	134,699
Total common stocks (cost—$1,247,598)			724,668

Short-term investments—0.9%
Investment companies: 0.9%
State Street Institutional U.S. Government Money Market Fund, 5.248%[13]
(cost $1,775,015)		1,775,015	1,775,015

Investment of cash collateral from securities loaned—0.0%†
Money market funds: 0.0%†
State Street Navigator Securities Lending Government Money Market Portfolio, 5.290%[13]
(cost—$1,855)		1,855	1,855
Total investments (cost—$201,198,878)[14]—97.9%			183,004,153
Other assets in excess of liabilities—2.1%			3,841,196
Net assets—100.0%			$186,845,349

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SSB	EUR	34,158,485	USD	36,852,497	05/08/24	$391,443
SSB	GBP	4,337,967	USD	5,454,482	05/08/24	33,826
SSB	USD	126,000	EUR	118,149	05/08/24	113
SSB	USD	412,000	EUR	383,678	05/08/24	(2,459)
SSB	USD	100,000	GBP	79,414	05/08/24	(765)
Net unrealized appreciation (depreciation)						$422,158

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$178,191,678	$178,421	$178,370,099
Loan assignments	—	1,852,695	—	1,852,695
Non-U.S. government agency obligations	—	213,138	—	213,138
Common stocks	196,537	341,433	186,698	724,668
Preferred stocks	—	34,193	—	34,193
Warrants	3,461	1	29,028	32,490
Short-term investments	—	1,775,015	—	1,775,015
Investment of cash collateral from securities loaned	—	1,855	—	1,855
Forward foreign currency contracts	—	425,382	—	425,382
Total	$199,998	$182,835,390	$394,147	$183,429,535

Liabilities
Forward foreign currency contracts	$—	$(3,224)	$—	$(3,224)
Total	$—	$(3,224)	$—	$(3,224)

At April 30, 2024, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	In U.S. dollars unless otherwise indicated.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $108,257,456, represented 57.9% of the Portfolios net assets at period end.
3	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

PACE High Yield Investments

Portfolio of investments – April 30, 2024 (unaudited)

4	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
5	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
6	Floating or variable rate securities. The rates disclosed are as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
7	Payment–in–kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
8	Perpetual investment. Date shown reflects the next call date.
9	This security is considered restricted. At period end, the value of restricted security was $32,426, represented 0.0% of the Fund’s net assets.

The table below provides further information.

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net asset	Value at 04/30/24	Value as a percentage of net assets
Aleris International, Inc.	01/10/17	$13,981	0.0%	$15,900	0.0%
Appcion	08/23/18	650,000	0.3	6,500	0.0
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	09/02/20	550,000	0.3	5,500	0.0
Codere New Holdco SA	12/01/21	141,227	0.1	4,526	0.0

10	Bond interest in default.
11	Zero coupon bond.
12	Security, or portion thereof, was on loan at the period end.
13	Rates shown reflect yield at April 30, 2024.
14	Includes $1,603 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $1,855 and non-cash collateral of $0.

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks: 96.1%
Aerospace & defense: 2.7%
Boeing Co.*	10,697	$1,795,385
General Dynamics Corp.	53,022	15,222,086
General Electric Co.	11,654	1,885,850
RTX Corp.	22,221	2,255,876
		21,159,197
Air freight & logistics: 1.7%
FedEx Corp.	10,610	2,777,486
United Parcel Service, Inc., Class B	71,510	10,546,295
		13,323,781
Automobile components: 0.7%
Adient PLC*	16,044	479,234
Aptiv PLC*	20,575	1,460,825
BorgWarner, Inc.	22,613	741,028
Magna International, Inc.[1]	54,029	2,582,586
		5,263,673
Automobiles: 1.9%
General Motors Co.	109,840	4,891,175
Harley-Davidson, Inc.	288,180	9,910,510
		14,801,685
Banks: 7.5%
Bank of America Corp.	32,489	1,202,418
Citigroup, Inc.	257,860	15,814,554
Citizens Financial Group, Inc.	99,129	3,381,290
First Citizens BancShares, Inc., Class A	489	824,826
JPMorgan Chase & Co.	87,686	16,812,913
M&T Bank Corp.	71,069	10,261,653
Truist Financial Corp.	32,200	1,209,110
U.S. Bancorp	79,072	3,212,695
Wells Fargo & Co.	94,340	5,596,249
		58,315,708
Beverages: 1.1%
Anheuser-Busch InBev SA, ADR[1]	20,200	1,205,132
Keurig Dr Pepper, Inc.	211,792	7,137,390
		8,342,522
Biotechnology: 1.6%
Gilead Sciences, Inc.	185,899	12,120,615

Broadline retail: 1.1%
Alibaba Group Holding Ltd., ADR	111,172	8,321,224

Building products: 1.4%
Johnson Controls International PLC	165,396	10,762,318

Capital markets: 6.6%
ARES Management Corp., Class A	73,906	9,836,150
Bank of New York Mellon Corp.	248,705	14,049,345
Charles Schwab Corp.	160,936	11,901,217
Goldman Sachs Group, Inc.	7,484	3,193,498
Raymond James Financial, Inc.	84,395	10,296,190

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Capital markets—(continued)
State Street Corp.	29,705	$2,153,315
		51,429,715
Chemicals: 1.6%
Axalta Coating Systems Ltd.*	342,889	10,780,430
Olin Corp.	36,151	1,889,974
		12,670,404
Communications equipment: 2.6%
Cisco Systems, Inc.	245,650	11,540,637
F5, Inc.*	24,700	4,083,157
Telefonaktiebolaget LM Ericsson, ADR[1]	903,961	4,537,884
		20,161,678
Construction & engineering: 0.1%
Fluor Corp.*	15,527	626,204

Construction materials: 1.9%
Heidelberg Materials AG	143,379	14,481,259

Consumer finance: 2.5%
American Express Co.	76,105	17,810,853
Capital One Financial Corp.	5,747	824,292
Discover Financial Services	7,438	942,618
		19,577,763
Containers & packaging: 0.1%
International Paper Co.	12,120	423,473

Electric utilities: 2.7%
Exelon Corp.	281,170	10,566,369
PPL Corp.	371,335	10,196,859
		20,763,228
Electrical equipment: 1.3%
Emerson Electric Co.	93,222	10,047,467

Electronic equipment, instruments & components: 1.8%
Corning, Inc.	384,512	12,835,011
TE Connectivity Ltd.	10,630	1,503,932
		14,338,943
Energy equipment & services: 0.7%
Baker Hughes Co.	34,617	1,129,206
Halliburton Co.	20,621	772,669
NOV, Inc.	154,404	2,854,930
Schlumberger NV	11,897	564,870
		5,321,675
Entertainment: 0.1%
Warner Bros Discovery, Inc.*	122,210	899,466

Financial services: 2.6%
Berkshire Hathaway, Inc., Class B*	38,648	15,332,821
Corebridge Financial, Inc.	57,163	1,518,249
Fidelity National Information Services, Inc.	47,577	3,231,430
		20,082,500

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Food products: 1.7%
Conagra Brands, Inc.	41,600	$1,280,448
Danone SA	194,138	12,153,424
		13,433,872
Health care equipment & supplies: 0.9%
GE HealthCare Technologies, Inc.	33,163	2,528,347
Medtronic PLC	44,837	3,597,721
Zimmer Biomet Holdings, Inc.	7,138	858,559
		6,984,627
Health care providers & services: 7.2%
Centene Corp.*	26,819	1,959,396
Cigna Group	4,697	1,677,017
CVS Health Corp.	44,814	3,034,356
Elevance Health, Inc.	38,835	20,527,404
HCA Healthcare, Inc.	5,747	1,780,536
Henry Schein, Inc.*	163,276	11,311,761
Humana, Inc.	3,921	1,184,495
Laboratory Corp. of America Holdings	3,806	766,414
UnitedHealth Group, Inc.	28,785	13,923,305
		56,164,684
Hotels, restaurants & leisure: 2.4%
Aramark	352,174	11,097,003
Booking Holdings, Inc.	221	762,898
Expedia Group, Inc.*	52,425	7,057,978
		18,917,879
Insurance: 6.6%
American International Group, Inc.	169,771	12,785,454
Hartford Financial Services Group, Inc.	36,765	3,562,161
Marsh & McLennan Cos., Inc.	37,255	7,429,765
MetLife, Inc.	173,883	12,359,604
Progressive Corp.	75,158	15,651,653
		51,788,637
Interactive media & services: 4.0%
Alphabet, Inc., Class A*	116,246	18,922,524
Meta Platforms, Inc., Class A	28,651	12,324,801
		31,247,325
IT services: 0.1%
Cognizant Technology Solutions Corp., Class A	9,852	647,079

Machinery: 0.7%
CNH Industrial NV*	134,345	1,531,533
Cummins, Inc.	8,193	2,314,441
PACCAR, Inc.	10,432	1,106,939
Timken Co.	9,137	815,203
		5,768,116
Media: 0.7%
Comcast Corp., Class A	85,599	3,262,178
Omnicom Group, Inc.	8,500	789,140

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Media—(continued)
Paramount Global, Class B	39,342	$448,105
WPP PLC, ADR[1]	24,300	1,223,505
		5,722,928
Metals & mining: 1.8%
Rio Tinto PLC, ADR	209,955	14,241,248

Multi-utilities: 1.5%
Sempra	162,261	11,622,755

Oil, gas & consumable fuels: 6.0%
APA Corp.	154,012	4,842,137
Cenovus Energy, Inc.	54,603	1,122,638
ConocoPhillips	70,532	8,860,230
EOG Resources, Inc.	67,958	8,979,290
EQT Corp.	188,329	7,550,110
Marathon Oil Corp.	124,603	3,345,591
Murphy Oil Corp.	16,859	752,586
Ovintiv, Inc.	35,320	1,812,622
Phillips 66	44,625	6,390,746
Shell PLC, ADR	41,762	2,992,665
		46,648,615
Passenger airlines: 0.5%
Southwest Airlines Co.	165,622	4,296,235

Personal care products: 3.4%
Kenvue, Inc.	513,076	9,656,090
Unilever PLC, ADR[1]	327,553	16,983,623
		26,639,713
Pharmaceuticals: 3.8%
GSK PLC, ADR[1]	17,964	744,428
Merck & Co., Inc.	124,008	16,024,314
Pfizer, Inc.	472,171	12,097,021
Sanofi SA, ADR	15,514	763,754
		29,629,517
Semiconductors & semiconductor equipment: 2.7%
Lam Research Corp.	8,930	7,987,081
Micron Technology, Inc.	9,619	1,086,562
NXP Semiconductors NV	46,872	12,008,138
		21,081,781
Software: 0.3%
Microsoft Corp.	2,811	1,094,407
Oracle Corp.	9,247	1,051,846
		2,146,253
Specialized REITs: 3.1%
Crown Castle, Inc.	130,438	12,232,476
Gaming & Leisure Properties, Inc.	283,045	12,094,513
		24,326,989
Specialty retail: 0.9%
Tractor Supply Co.	25,990	7,097,349

Technology hardware, storage & peripherals: 1.7%
Samsung Electronics Co. Ltd.	242,472	13,596,397

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Tobacco: 1.7%
Philip Morris International, Inc.	138,753	$13,173,210

Wireless telecommunication services: 0.1%
Vodafone Group PLC, ADR	119,408	1,004,221
Total common stocks (cost—$674,478,069)		749,413,928

Short term investments: 3.6%
Investment companies: 3.6%
State Street Institutional U.S. Government Money Market Fund, 5.248%[2] (cost—$28,159,281)	28,159,281	28,159,281

Investment of cash collateral from securities loaned: 0.6%
Money market funds: 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.290%[2] (cost $4,237,341)	4,237,341	4,237,341
Total Investments (cost—$706,874,691)[3]—100.3%		781,810,550
Liabilities in excess of other assets—(0.3)%		(2,209,407)
Net Assets—100.0%		$779,601,143

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$749,413,928	$—	$—	$749,413,928
Short-term investments	—	28,159,281	—	28,159,281
Investment of cash collateral from securities loaned	—	4,237,341	—	4,237,341
Total	$749,413,928	$32,396,622	$—	$781,810,550

At April 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rates shown reflect yield at April 30, 2024.
3	Includes $7,870,269 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $4,237,341 and non-cash collateral of $3,930,937.

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks: 97.6%
Aerospace & defense: 1.1%
Northrop Grumman Corp.	2,799	$1,357,599
TransDigm Group, Inc.	5,689	7,100,043
		8,457,642
Automobiles: 1.0%
Tesla, Inc.*	41,931	7,685,114

Banks: 0.3%
JPMorgan Chase & Co.	12,887	2,470,953

Beverages: 1.3%
Celsius Holdings, Inc.*	67,325	4,798,253
Coca-Cola Co.	53,366	3,296,418
Monster Beverage Corp.*	16,493	881,551
PepsiCo, Inc.	7,337	1,290,651
		10,266,873
Biotechnology: 1.2%
Exact Sciences Corp.*	19,496	1,157,088
Regeneron Pharmaceuticals, Inc.*	9,467	8,431,878
		9,588,966
Broadline retail: 10.1%
Amazon.com, Inc.*	420,426	73,574,550
MercadoLibre, Inc.*	3,717	5,421,988
		78,996,538
Building products: 0.7%
Trane Technologies PLC	18,119	5,749,883

Capital markets: 0.7%
Blackstone, Inc.	25,306	2,950,933
KKR & Co., Inc.	25,478	2,371,237
		5,322,170
Communications equipment: 0.5%
Arista Networks, Inc.*	14,058	3,606,720

Construction & engineering: 0.4%
Quanta Services, Inc.	10,983	2,839,764

Consumer staples distribution & retail: 0.2%
Walmart, Inc.	30,600	1,816,110

Electric utilities: 0.7%
American Electric Power Co., Inc.	13,652	1,174,482
Duke Energy Corp.	12,256	1,204,275
NextEra Energy, Inc.	21,854	1,463,562
Southern Co.	17,816	1,309,476
		5,151,795
Electrical equipment: 1.5%
Eaton Corp. PLC	28,957	9,215,855
Vertiv Holdings Co., Class A	22,357	2,079,201
		11,295,056
Electronic equipment, instruments & components: 0.8%
Amphenol Corp., Class A	36,885	4,454,602
Jabil, Inc.	15,454	1,813,681
		6,268,283

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Entertainment: 4.0%
Netflix, Inc.*	49,712	$27,373,416
Spotify Technology SA*	12,771	3,581,499
		30,954,915
Financial services: 5.3%
Block, Inc.*	15,065	1,099,745
Mastercard, Inc., Class A	52,249	23,574,749
Visa, Inc., Class A	60,476	16,244,458
		40,918,952
Ground transportation: 1.1%
Uber Technologies, Inc.*	133,572	8,851,816

Health care equipment & supplies: 2.4%
Abbott Laboratories	91,371	9,682,585
Align Technology, Inc.*	11,398	3,218,567
Edwards Lifesciences Corp.*	18,614	1,576,047
Intuitive Surgical, Inc.*	10,459	3,876,315
		18,353,514
Health care providers & services: 1.8%
Elevance Health, Inc.	2,771	1,464,695
McKesson Corp.	11,023	5,921,666
UnitedHealth Group, Inc.	14,478	7,003,009
		14,389,370
Hotels, restaurants & leisure: 4.5%
Airbnb, Inc., Class A*	74,903	11,877,369
Booking Holdings, Inc.	951	3,282,880
Chipotle Mexican Grill, Inc.*	2,240	7,077,504
DoorDash, Inc., Class A*	28,861	3,730,573
Marriott International, Inc., Class A	24,737	5,841,148
McDonald's Corp.	5,833	1,592,642
Starbucks Corp.	21,990	1,945,895
		35,348,011
Household durables: 1.0%
DR Horton, Inc.	52,318	7,454,792

Household products: 0.2%
Procter & Gamble Co.	7,918	1,292,218

Interactive media & services: 9.1%
Alphabet, Inc., Class C*	241,550	39,768,792
Meta Platforms, Inc., Class A	73,246	31,508,232
		71,277,024
IT services: 1.9%
Accenture PLC, Class A	25,530	7,682,232
Cognizant Technology Solutions Corp., Class A	10,003	656,997
MongoDB, Inc.*	4,063	1,483,726
Shopify, Inc., Class A*	74,082	5,200,557
		15,023,512
Life sciences tools & services: 1.5%
Thermo Fisher Scientific, Inc.	20,133	11,450,040

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Machinery: 0.2%
Deere & Co.	2,903	$1,136,263

Media: 0.2%
Trade Desk, Inc., Class A*	20,064	1,662,302

Metals & mining: 0.2%
Freeport-McMoRan, Inc.	32,435	1,619,804

Multi-utilities: 0.0%†
CMS Energy Corp.	4,629	280,564

Oil, gas & consumable fuels: 0.7%
Cheniere Energy, Inc.	4,591	724,552
ConocoPhillips	20,557	2,582,370
Shell PLC, ADR	33,092	2,371,373
		5,678,295
Pharmaceuticals: 6.9%
Eli Lilly & Co.	45,935	35,879,829
Johnson & Johnson	10,568	1,528,027
Novo Nordisk AS, ADR	76,671	9,837,656
Zoetis, Inc.	42,783	6,812,765
		54,058,277
Semiconductors & semiconductor equipment: 10.2%
Advanced Micro Devices, Inc.*	62,651	9,922,666
ASML Holding NV, Registered Shares	1,915	1,670,780
Broadcom, Inc.	13,249	17,227,277
Lam Research Corp.	5,942	5,314,584
NVIDIA Corp.	47,266	40,838,769
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	31,066	4,266,605
		79,240,681
Software: 21.4%
Adobe, Inc.*	20,897	9,671,759
AppLovin Corp., Class A*	48,353	3,412,271
Autodesk, Inc.*	28,878	6,146,682
Fair Isaac Corp.*	677	767,264
HubSpot, Inc.*	4,612	2,789,661
Intuit, Inc.	7,858	4,916,122
Microsoft Corp.	197,086	76,731,492

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Software—(continued)
Oracle Corp.	70,237	$7,989,459
Palo Alto Networks, Inc.*	8,451	2,458,311
Salesforce, Inc.	72,507	19,500,033
ServiceNow, Inc.*	25,442	17,639,702
Synopsys, Inc.*	15,602	8,278,265
Workday, Inc., Class A*	27,315	6,684,800
		166,985,821
Specialty retail: 0.8%
AutoZone, Inc.*	1,304	3,855,146
Lowe's Cos., Inc.	10,865	2,477,111
		6,332,257
Technology hardware, storage & peripherals: 2.3%
Apple, Inc.	105,903	18,038,458

Textiles, apparel & luxury goods: 0.7%
NIKE, Inc., Class B	58,448	5,392,412

Tobacco: 0.3%
Philip Morris International, Inc.	27,411	2,602,400

Trading companies & distributors: 0.4%
WW Grainger, Inc.	3,458	3,186,028
Total common stocks (cost—$576,155,350)		761,043,593

Short term investments: 2.5%
Investment companies: 2.5%
State Street Institutional U.S. Government Money Market Fund, 5.248%[1] (cost—$19,266,233)	19,266,233	19,266,233
Total Investments (cost—$595,421,583)—100.1%		780,309,826
Liabilities in excess of other assets—(0.1)%		(708,254)
Net Assets—100.0%		$779,601,572

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$761,043,593	$—	$—	$761,043,593
Short-term investments	—	19,266,233	—	19,266,233
Total	$761,043,593	$19,266,233	$—	$780,309,826

At April 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Rates shown reflect yield at April 30, 2024.

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks: 98.8%
Aerospace & defense: 0.9%
Curtiss-Wright Corp.	4,420	$1,120,116
Textron, Inc.	17,155	1,451,142
		2,571,258
Automobile components: 2.5%
Gentex Corp.	64,258	2,204,049
LCI Industries	20,348	2,115,785
Lear Corp.	16,724	2,105,050
Visteon Corp.*	7,415	820,322
		7,245,206
Automobiles: 1.2%
Harley-Davidson, Inc.	13,781	473,929
Thor Industries, Inc.	29,767	2,959,435
		3,433,364
Banks: 8.2%
Ameris Bancorp	49,169	2,334,544
Atlantic Union Bankshares Corp.	24,420	775,823
Bank of Hawaii Corp.	21,400	1,213,166
Bank of NT Butterfield & Son Ltd.	16,970	576,980
Bank OZK	27,060	1,208,229
Banner Corp.	16,535	721,422
Columbia Banking System, Inc.	127,013	2,389,115
Customers Bancorp, Inc.*	23,862	1,089,778
East West Bancorp, Inc.	11,702	871,682
First Busey Corp.	22,243	496,909
First Hawaiian, Inc.	29,805	628,587
First Horizon Corp.	85,074	1,269,304
Glacier Bancorp, Inc.	48,673	1,760,989
Hancock Whitney Corp.	15,085	684,708
Independent Bank Corp.	18,100	909,344
Old National Bancorp	82,370	1,362,400
Popular, Inc.	10,465	889,420
Prosperity Bancshares, Inc.	13,984	866,588
SouthState Corp.	12,781	967,522
Veritex Holdings, Inc.	41,526	808,926
Webster Financial Corp.	23,985	1,051,263
Wintrust Financial Corp.	9,520	920,013
		23,796,712
Beverages: 0.8%
Molson Coors Beverage Co., Class B	14,490	829,697
National Beverage Corp.*	33,034	1,470,013
		2,299,710
Biotechnology: 0.3%
United Therapeutics Corp.*	4,182	979,968

Broadline retail: 0.4%
Nordstrom, Inc.	62,900	1,195,729

Building products: 3.5%
Armstrong World Industries, Inc.	14,000	1,608,320
Carlisle Cos., Inc.	3,719	1,443,902

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Building products—(continued)
Hayward Holdings, Inc.*	40,395	$548,564
Lennox International, Inc.	5,475	2,537,224
Resideo Technologies, Inc.*	91,426	1,785,550
Zurn Elkay Water Solutions Corp.	70,264	2,197,858
		10,121,418
Capital markets: 2.4%
Artisan Partners Asset Management, Inc., Class A	12,909	528,365
Houlihan Lokey, Inc.	10,853	1,383,649
Invesco Ltd.	97,526	1,381,944
Janus Henderson Group PLC	47,541	1,484,230
LPL Financial Holdings, Inc.	8,456	2,275,763
		7,053,951
Chemicals: 3.8%
Chemours Co.	71,116	1,902,353
HB Fuller Co.	29,929	2,235,996
Huntsman Corp.	44,654	1,065,444
Ingevity Corp.*	40,892	2,091,217
Olin Corp.	27,440	1,434,563
Scotts Miracle-Gro Co.	18,920	1,296,777
Westlake Corp.	7,058	1,040,067
		11,066,417
Commercial services & supplies: 2.1%
ACCO Brands Corp.	80,724	389,090
Brink's Co.	13,309	1,164,005
Clean Harbors, Inc.*	6,313	1,195,998
OPENLANE, Inc.*	87,232	1,498,646
Stericycle, Inc.*	21,435	958,787
Vestis Corp.	50,572	931,536
		6,138,062
Communications equipment: 0.6%
Ciena Corp.*	16,900	781,287
Juniper Networks, Inc.	14,962	520,977
Lumentum Holdings, Inc.*	10,575	462,762
		1,765,026
Construction & engineering: 0.3%
Fluor Corp.*	24,400	984,052

Construction materials: 0.3%
Summit Materials, Inc., Class A*	21,135	822,152

Consumer finance: 1.1%
Bread Financial Holdings, Inc.	24,273	895,916
Navient Corp.	45,792	687,796
SLM Corp.	81,385	1,724,548
		3,308,260
Consumer staples distribution & retail: 1.5%
BJ's Wholesale Club Holdings, Inc.*	33,611	2,510,069
Performance Food Group Co.*	15,261	1,035,917

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Consumer staples distribution & retail—(continued)
U.S. Foods Holding Corp.*	16,455	$826,864
		4,372,850
Containers & packaging: 0.3%
TriMas Corp.	34,198	888,806

Diversified telecommunication services: 0.6%
Iridium Communications, Inc.	30,474	938,294
Liberty Latin America Ltd., Class A*	92,185	695,997
		1,634,291
Electric utilities: 1.3%
ALLETE, Inc.	18,953	1,122,397
IDACORP, Inc.	10,165	963,439
Pinnacle West Capital Corp.	15,036	1,107,401
Portland General Electric Co.	16,490	712,863
		3,906,100
Electrical equipment: 0.6%
Atkore, Inc.	5,775	1,012,357
GrafTech International Ltd.[1]	334,161	574,757
		1,587,114
Electronic equipment, instruments & components: 3.9%
Arrow Electronics, Inc.*	23,877	3,048,376
Belden, Inc.	20,625	1,676,194
Flex Ltd.*	33,746	966,823
IPG Photonics Corp.*	17,361	1,457,977
Jabil, Inc.	7,302	856,963
TD SYNNEX Corp.	8,550	1,007,532
Zebra Technologies Corp., Class A*	6,935	2,181,473
		11,195,338
Energy equipment & services: 2.8%
Cactus, Inc., Class A	33,733	1,674,506
ChampionX Corp.	27,095	909,579
Diamond Offshore Drilling, Inc.*	55,072	674,082
Helmerich & Payne, Inc.	62,125	2,443,376
Liberty Energy, Inc.	41,005	902,110
Patterson-UTI Energy, Inc.	128,673	1,392,242
		7,995,895
Entertainment: 0.8%
Cinemark Holdings, Inc.*	55,079	944,054
Liberty Media Corp.-Liberty Formula One, Class C*	10,525	736,434
Lions Gate Entertainment Corp., Class B*	62,321	587,687
		2,268,175
Financial services: 2.6%
Essent Group Ltd.	13,970	739,991
Euronet Worldwide, Inc.*	8,676	890,852
EVERTEC, Inc.	16,625	623,936
Jack Henry & Associates, Inc.	12,500	2,033,625
MGIC Investment Corp.	56,509	1,146,002

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Financial services—(continued)
Shift4 Payments, Inc., Class A*	13,140	$760,280
Voya Financial, Inc.	12,154	828,417
Walker & Dunlop, Inc.	4,736	433,960
		7,457,063
Food products: 1.8%
Ingredion, Inc.	13,448	1,541,006
Post Holdings, Inc.*	16,236	1,723,452
TreeHouse Foods, Inc.*	36,760	1,380,338
Vital Farms, Inc.*	24,880	665,789
		5,310,585
Gas utilities: 0.9%
National Fuel Gas Co.	21,192	1,125,295
UGI Corp.	63,218	1,615,852
		2,741,147
Ground transportation: 1.7%
Knight-Swift Transportation Holdings, Inc.	18,266	844,437
Landstar System, Inc.	11,410	1,990,018
Ryder System, Inc.	8,261	1,006,603
Saia, Inc.*	2,440	968,265
		4,809,323
Health care equipment & supplies: 0.8%
Envista Holdings Corp.*	38,440	756,499
Integra LifeSciences Holdings Corp.*	25,555	745,439
LivaNova PLC*	15,686	874,495
		2,376,433
Health care providers & services: 2.0%
Acadia Healthcare Co., Inc.*	10,265	758,994
AdaptHealth Corp.*	61,995	610,651
CorVel Corp.*	5,900	1,409,215
Encompass Health Corp.	13,391	1,116,542
Select Medical Holdings Corp.	29,053	824,234
Tenet Healthcare Corp.*	9,950	1,117,285
		5,836,921
Health care REITs: 0.3%
Healthcare Realty Trust, Inc.	57,760	821,925

Hotel & resort REITs: 0.4%
Host Hotels & Resorts, Inc.	53,808	1,015,357

Hotels, restaurants & leisure: 3.1%
Arcos Dorados Holdings, Inc., Class A	77,548	835,968
Bloomin' Brands, Inc.	34,328	885,319
Caesars Entertainment, Inc.*	25,231	903,774
Cheesecake Factory, Inc.	18,650	643,798
Churchill Downs, Inc.	7,779	1,003,491
Despegar.com Corp.*	80,390	979,954
Light & Wonder, Inc.*	6,600	589,116
Marriott Vacations Worldwide Corp.	11,417	1,097,288

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Hotels, restaurants & leisure—(continued)
Norwegian Cruise Line Holdings Ltd.*,1	57,200	$1,082,224
Six Flags Entertainment Corp.*	45,170	1,065,109
		9,086,041
Household durables: 1.3%
La-Z-Boy, Inc.	22,395	735,452
Mohawk Industries, Inc.*	23,218	2,677,499
Newell Brands, Inc.	60,054	476,829
		3,889,780
Household products: 0.6%
WD-40 Co.	7,739	1,750,020

Independent power and renewable electricity producers: 0.4%
Vistra Corp.	13,923	1,055,920

Industrial REITs: 0.6%
First Industrial Realty Trust, Inc.	26,893	1,221,480
Plymouth Industrial REIT, Inc.	30,195	630,472
		1,851,952
Insurance: 2.6%
American Financial Group, Inc.	6,398	817,344
Assurant, Inc.	4,594	801,194
Assured Guaranty Ltd.	8,760	671,892
First American Financial Corp.	13,103	701,928
Lincoln National Corp.	25,805	703,702
Reinsurance Group of America, Inc.	5,063	946,730
W R Berkley Corp.	36,846	2,836,037
		7,478,827
IT services: 0.5%
Amdocs Ltd.	12,169	1,022,074
BigCommerce Holdings, Inc.*	86,279	488,339
		1,510,413
Leisure products: 1.0%
Brunswick Corp.	10,859	875,670
Polaris, Inc.	24,623	2,096,894
		2,972,564
Life sciences tools & services: 0.3%
Fortrea Holdings, Inc.*	23,784	870,257

Machinery: 6.5%
AGCO Corp.	9,245	1,055,687
Enpro, Inc.	4,942	741,942
Esab Corp.	9,555	1,011,683
Graco, Inc.	25,590	2,052,318
Helios Technologies, Inc.	13,685	617,194
ITT, Inc.	11,458	1,481,978
John Bean Technologies Corp.	10,638	947,739
Kadant, Inc.	5,988	1,639,455
Lincoln Electric Holdings, Inc.	2,645	580,657
Mueller Water Products, Inc., Class A	51,725	819,324
Oshkosh Corp.	7,909	887,943

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Machinery—(continued)
Pentair PLC	15,226	$1,204,224
RBC Bearings, Inc.*	8,764	2,143,236
Terex Corp.	21,981	1,232,035
Toro Co.	26,600	2,329,894
		18,745,309
Marine transportation: 0.8%
Kirby Corp.*	22,483	2,453,570

Metals & mining: 3.3%
Alcoa Corp.	80,637	2,833,584
Arch Resources, Inc.	7,352	1,167,351
ATI, Inc.*	36,034	2,151,230
Cleveland-Cliffs, Inc.*	68,861	1,163,751
Commercial Metals Co.	22,579	1,213,395
Reliance, Inc.	4,147	1,180,734
		9,710,045
Mortgage real estate investment: 0.7%
AGNC Investment Corp.[1]	104,737	958,343
Annaly Capital Management, Inc.	57,505	1,077,644
		2,035,987
Office REITs: 0.6%
COPT Defense Properties	32,390	776,388
Highwoods Properties, Inc.	36,968	968,562
		1,744,950
Oil, gas & consumable fuels: 3.8%
Antero Resources Corp.*	25,180	856,372
California Resources Corp.	40,613	2,146,803
Chord Energy Corp.	4,975	880,476
Civitas Resources, Inc.	10,449	751,910
Comstock Resources, Inc.	75,465	759,178
International Seaways, Inc.	13,305	735,633
Northern Oil & Gas, Inc.	21,065	859,241
Ovintiv, Inc.	17,246	885,065
PBF Energy, Inc., Class A	18,799	1,001,423
Permian Resources Corp.	55,412	928,151
Viper Energy, Inc.	30,420	1,160,827
		10,965,079
Passenger airlines: 1.1%
Alaska Air Group, Inc.*	53,941	2,320,542
SkyWest, Inc.*	12,879	940,553
		3,261,095
Personal care products: 0.5%
BellRing Brands, Inc.*	8,515	469,773
Coty, Inc., Class A*	74,157	848,356
		1,318,129
Pharmaceuticals: 1.3%
Elanco Animal Health, Inc.*	54,545	717,812
Jazz Pharmaceuticals PLC*	11,747	1,300,980
Perrigo Co. PLC	26,158	854,320

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Pharmaceuticals—(continued)
Prestige Consumer Healthcare, Inc.*	13,186	$946,228
		3,819,340
Professional services: 6.0%
Alight, Inc., Class A*	101,727	917,578
Broadridge Financial Solutions, Inc.	12,150	2,349,932
CACI International, Inc., Class A*	8,039	3,233,527
Genpact Ltd.	47,798	1,469,311
Jacobs Solutions, Inc.	5,734	823,001
Kelly Services, Inc., Class A	63,445	1,455,428
Korn Ferry	25,013	1,518,789
Leidos Holdings, Inc.	7,056	989,392
ManpowerGroup, Inc.	31,361	2,366,187
TransUnion	33,024	2,410,752
		17,533,897
Real estate management & development: 0.3%
Cushman & Wakefield PLC*	87,807	847,338

Residential REITs: 0.4%
Camden Property Trust	10,333	1,029,993

Retail REITs: 0.6%
Federal Realty Investment Trust	11,489	1,196,809
Retail Opportunity Investments Corp.	43,800	537,426
		1,734,235
Semiconductors & semiconductor equipment: 2.8%
Diodes, Inc.*	13,311	971,836
FormFactor, Inc.*	16,390	730,830
Ichor Holdings Ltd.*	38,671	1,499,661
Kulicke & Soffa Industries, Inc.	17,210	796,479
MKS Instruments, Inc.	7,839	932,684
Synaptics, Inc.*	6,389	574,755
Teradyne, Inc.	15,546	1,808,311
Ultra Clean Holdings, Inc.*	18,077	756,161
		8,070,717
Software: 0.9%
Dolby Laboratories, Inc., Class A	24,014	1,864,927
Varonis Systems, Inc.*	19,230	841,313
		2,706,240
Specialized REITs: 1.1%
Gaming & Leisure Properties, Inc.	29,352	1,254,211
Lamar Advertising Co., Class A	15,906	1,842,710
		3,096,921
Specialty retail: 1.7%
Leslie's, Inc.*	240,000	943,200

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Specialty retail—(continued)
National Vision Holdings, Inc.*	45,410	$791,042
Sally Beauty Holdings, Inc.*	74,100	803,985
Signet Jewelers Ltd.	4,521	443,194
Victoria's Secret & Co.*	115,363	2,032,696
		5,014,117
Textiles, apparel & luxury goods: 3.4%
Carter's, Inc.	6,046	413,607
PVH Corp.	20,088	2,185,574
Ralph Lauren Corp.	4,796	784,817
Samsonite International SA, ADR*	68,090	1,193,618
Skechers USA, Inc., Class A*	12,942	854,819
Steven Madden Ltd.	19,356	782,176
Tapestry, Inc.	90,139	3,598,349
		9,812,960
Trading companies & distributors: 1.9%
Air Lease Corp.	28,094	1,411,443
Core & Main, Inc., Class A*	20,861	1,178,021
Herc Holdings, Inc.	9,400	1,344,482
WESCO International, Inc.	11,238	1,716,604
		5,650,550
Total common stocks (cost—$257,715,238)		287,014,854

Short term investments: 1.0%
Investment companies: 1.0%
State Street Institutional U.S. Government Money Market Fund, 5.248%[2] (cost—$2,975,952)	2,975,952	2,975,952

Investment of cash collateral from securities loaned: 0.3%
Money market funds: 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.290%[2] (cost $742,017)	742,017	742,017
Total Investments (cost—$261,433,207)[3]—100.1%		290,732,823
Liabilities in excess of other assets—(0.1)%		(162,701)
Net Assets—100.0%		$290,570,122

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$287,014,854	$—	$—	$287,014,854
Short-term investments	—	2,975,952	—	2,975,952
Investment of cash collateral from securities loaned	—	742,017	—	742,017
Total	$287,014,854	$3,717,969	$—	$290,732,823

At April 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rates shown reflect yield at April 30, 2024.
3	Includes $2,615,324 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $742,017 and non-cash collateral of $1,940,879.

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks: 99.2%
Aerospace & defense: 1.1%
AeroVironment, Inc.*	1,704	$272,282
Axon Enterprise, Inc.*	4,260	1,336,191
Loar Holdings, Inc.*	93	4,866
Moog, Inc., Class A	2,609	415,014
Spirit AeroSystems Holdings, Inc., Class A*	14,024	448,768
VirTra, Inc.*	30,383	478,836
		2,955,957
Automobile components: 0.8%
Cooper-Standard Holdings, Inc.*	1,401	21,618
Modine Manufacturing Co.*	10,092	934,822
Stoneridge, Inc.*	8,233	123,330
Visteon Corp.*	9,199	1,017,685
		2,097,455
Banks: 0.0%†
Metropolitan Bank Holding Corp.*	500	19,850

Beverages: 0.5%
Boston Beer Co., Inc., Class A*	2,262	629,764
Celsius Holdings, Inc.*	8,353	595,318
		1,225,082
Biotechnology: 5.9%
ACELYRIN, Inc.*,1	22,200	92,796
ADMA Biologics, Inc.*	169,454	1,104,840
Aduro Biotech, Inc.*,2,3	9,389	0
Alector, Inc.*	29,960	152,197
AnaptysBio, Inc.*	2,606	63,430
Arcturus Therapeutics Holdings, Inc.*	3,095	79,139
Ardelyx, Inc.*	74,347	475,821
ARS Pharmaceuticals, Inc.*	8,486	73,828
BioCryst Pharmaceuticals, Inc.*	3,600	14,868
Blueprint Medicines Corp.*	2,758	251,916
Catalyst Pharmaceuticals, Inc.*	47,629	716,817
Crinetics Pharmaceuticals, Inc.*	13,789	604,234
CytomX Therapeutics, Inc.*,1	25,556	41,656
Enanta Pharmaceuticals, Inc.*	5,912	81,231
Exelixis, Inc.*	67,984	1,594,905
Incyte Corp.*	7,589	395,008
Insmed, Inc.*	5,181	128,074
Ionis Pharmaceuticals, Inc.*	7,280	300,373
Ironwood Pharmaceuticals, Inc.*	43,500	337,125
MacroGenics, Inc.*	7,754	114,604
Madrigal Pharmaceuticals, Inc.*,1	665	135,673
Mersana Therapeutics, Inc.*	23,900	75,763
Natera, Inc.*	9,450	877,716
Neurocrine Biosciences, Inc.*	15,033	2,067,639
PTC Therapeutics, Inc.*	29,885	960,803
Rigel Pharmaceuticals, Inc.*,1	124,678	130,912
Sage Therapeutics, Inc.*	15,053	209,839

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Biotechnology—(continued)
Sarepta Therapeutics, Inc.*	12,899	$1,633,787
SpringWorks Therapeutics, Inc.*	7,404	345,693
Travere Therapeutics, Inc.*	34,112	188,639
Ultragenyx Pharmaceutical, Inc.*	26,239	1,116,207
Vaxcyte, Inc.*	2,088	126,428
Viking Therapeutics, Inc.*,1	9,818	781,316
Vir Biotechnology, Inc.*	2,900	24,534
		15,297,811
Broadline retail: 0.4%
Dillard's, Inc., Class A	2,438	1,067,820
Etsy, Inc.*	583	40,034
		1,107,854
Building products: 1.0%
Advanced Drainage Systems, Inc.	2,935	460,795
Apogee Enterprises, Inc.	12,355	763,292
AZEK Co., Inc.*	17,226	786,194
Griffon Corp.	5,311	347,977
Tecnoglass, Inc.	5,665	314,691
		2,672,949
Capital markets: 1.2%
Donnelley Financial Solutions, Inc.*	7,762	487,298
FactSet Research Systems, Inc.	2,019	841,701
Perella Weinberg Partners	16,664	248,627
StoneX Group, Inc.*	11,790	855,954
TPG, Inc.	15,720	677,532
		3,111,112
Chemicals: 0.3%
American Vanguard Corp.	18,364	209,166
Core Molding Technologies, Inc.*	2,556	46,059
Orion SA	24,857	588,117
		843,342
Commercial services & supplies: 2.8%
ACV Auctions, Inc., Class A*	104,414	1,822,024
CECO Environmental Corp.*	31,958	690,932
Montrose Environmental Group, Inc.*	8,757	380,229
RB Global, Inc.	52,016	3,723,305
VSE Corp.	8,139	635,412
		7,251,902
Communications equipment: 0.2%
Calix, Inc.*	13,285	368,393
Cambium Networks Corp.*	8,171	27,700
CommScope Holding Co., Inc.*	125,302	112,020
		508,113
Construction & engineering: 2.2%
Bowman Consulting Group Ltd.*	1,758	57,118
Comfort Systems USA, Inc.	898	277,850
Construction Partners, Inc., Class A*	12,883	665,278
Fluor Corp.*	29,435	1,187,114

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Construction & engineering—(continued)
Limbach Holdings, Inc.*	5,522	$250,312
Sterling Infrastructure, Inc.*	10,939	1,111,402
WillScot Mobile Mini Holdings Corp.*	56,701	2,095,669
		5,644,743
Construction materials: 0.5%
Eagle Materials, Inc.	1,807	453,033
Knife River Corp.*	9,469	740,381
		1,193,414
Consumer finance: 1.3%
FirstCash Holdings, Inc.	1,242	140,321
LendingTree, Inc.*	16,151	779,609
Moneylion, Inc.*	9,985	662,105
PROG Holdings, Inc.	14,690	488,296
Regional Management Corp.	940	23,697
SLM Corp.	62,678	1,328,147
		3,422,175
Consumer staples distribution & retail: 0.1%
Maplebear, Inc.*	5,339	182,220

Diversified consumer services: 3.1%
Carriage Services, Inc.	6,117	156,473
Chegg, Inc.*	80,112	414,179
Coursera, Inc.*	34,294	350,485
Duolingo, Inc.*	6,020	1,359,015
Grand Canyon Education, Inc.*	31,294	4,068,846
Stride, Inc.*	11,790	786,983
Udemy, Inc.*	23,820	238,676
Universal Technical Institute, Inc.*	45,070	685,965
		8,060,622
Diversified telecommunication services: 0.5%
Bandwidth, Inc., Class A*	21,224	386,277
Iridium Communications, Inc.	25,987	800,139
Ooma, Inc.*	32,664	230,608
		1,417,024
Electrical equipment: 1.7%
Allient, Inc.	2,523	74,151
Atkore, Inc.	2,935	514,505
Encore Wire Corp.	946	264,275
NEXTracker, Inc., Class A*	29,895	1,279,207
nVent Electric PLC	11,301	814,463
Vertiv Holdings Co., Class A	15,576	1,448,568
		4,395,169
Electronic equipment, instruments & components: 1.3%
Arlo Technologies, Inc.*	17,407	215,499
Belden, Inc.	2,010	163,353
Celestica, Inc.*	16,226	703,072
Climb Global Solutions, Inc.	870	56,080
Cognex Corp.	42,620	1,770,435

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Electronic equipment, instruments & components—(continued)
FARO Technologies, Inc.*	14,374	$269,512
Powerfleet, Inc. NJ*	65,929	315,800
		3,493,751
Energy equipment & services: 1.3%
Archrock, Inc.	13,250	254,267
Helix Energy Solutions Group, Inc.*	28,216	303,040
Kodiak Gas Services, Inc.	19,242	522,998
Tidewater, Inc.*	7,985	733,422
Weatherford International PLC*	11,990	1,482,204
		3,295,931
Entertainment: 0.2%
Eventbrite, Inc., Class A*	31,448	166,045
Playtika Holding Corp.	10,100	73,225
Roku, Inc.*	3,415	196,909
Warner Music Group Corp., Class A	6,254	206,382
		642,561
Financial services: 1.5%
Euronet Worldwide, Inc.*	860	88,305
Flywire Corp.*	9,896	202,868
International Money Express, Inc.*	46,053	931,652
Payoneer Global, Inc.*	142,400	703,456
PennyMac Financial Services, Inc.	7,846	671,932
WEX, Inc.*	6,624	1,399,386
		3,997,599
Food products: 2.1%
Calavo Growers, Inc.	11,367	306,341
Dole PLC	15,685	190,886
Freshpet, Inc.*	39,833	4,225,086
Mama's Creations, Inc.*	128,449	762,987
		5,485,300
Ground transportation: 2.0%
ArcBest Corp.	5,268	584,274
Avis Budget Group, Inc.	2,413	230,321
Landstar System, Inc.	8,788	1,532,715
Lyft, Inc., Class A*	75,076	1,174,188
PAM Transportation Services, Inc.*	2,435	41,711
RXO, Inc.*	27,780	525,320
Saia, Inc.*	848	336,512
U-Haul Holding Co.*	8,786	555,539
XPO, Inc.*	1,511	162,372
		5,142,952
Health care equipment & supplies: 3.2%
Alphatec Holdings, Inc.*	10,827	136,637
Embecta Corp.	7,883	79,855
Glaukos Corp.*	24,215	2,324,640
Inspire Medical Systems, Inc.*,1	3,575	863,934
iRadimed Corp.	5,502	223,436
Neogen Corp.*	47,203	582,013

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Health care equipment & supplies—(continued)
Novocure Ltd.*	15,512	$189,867
OrthoPediatrics Corp.*	22,478	666,023
Outset Medical, Inc.*,1	21,323	53,947
RxSight, Inc.*	20,612	1,074,504
Semler Scientific, Inc.*	4,069	103,882
Sight Sciences, Inc.*	5,600	31,080
Silk Road Medical, Inc.*	9,244	179,703
Surmodics, Inc.*	5,556	142,734
Tandem Diabetes Care, Inc.*	16,051	588,911
TransMedics Group, Inc.*,1	4,570	430,174
UFP Technologies, Inc.*	2,897	596,608
		8,267,948
Health care providers & services: 7.1%
Addus HomeCare Corp.*	7,948	764,200
AMN Healthcare Services, Inc.*	17,781	1,066,504
Castle Biosciences, Inc.*	19,307	407,185
Chemed Corp.	4,288	2,435,584
DaVita, Inc.*	7,560	1,050,916
Ensign Group, Inc.	27,400	3,243,064
GeneDx Holdings Corp.*,1	14,473	247,054
Option Care Health, Inc.*	52,878	1,580,524
Pennant Group, Inc.*	55,964	1,170,207
Privia Health Group, Inc.*	93,810	1,726,104
Progyny, Inc.*	51,545	1,652,533
RadNet, Inc.*	31,606	1,532,891
U.S. Physical Therapy, Inc.	16,534	1,678,366
		18,555,132
Health care technology: 1.5%
Certara, Inc.*	65,897	1,127,497
Doximity, Inc., Class A*	76,241	1,851,894
LifeMD, Inc.*	14,130	168,571
Phreesia, Inc.*	38,219	792,662
		3,940,624
Hotels, restaurants & leisure: 1.5%
Cava Group, Inc.*	5,311	382,073
Kura Sushi USA, Inc., Class A*	3,037	334,313
PlayAGS, Inc.*	25,317	223,802
Potbelly Corp.*	19,891	202,689
Travel & Leisure Co.	2,328	101,361
United Parks & Resorts, Inc.*	8,706	442,439
Wingstop, Inc.	4,048	1,557,630
Wynn Resorts Ltd.	6,586	603,607
Xponential Fitness, Inc., Class A*	1,714	21,854
		3,869,768
Household durables: 1.7%
Cavco Industries, Inc.*	3,700	1,347,577
Green Brick Partners, Inc.*	4,350	235,465
iRobot Corp.*	22,725	194,526

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Household durables—(continued)
Skyline Champion Corp.*	16,037	$1,202,615
Sonos, Inc.*	71,780	1,213,082
TopBuild Corp.*	400	161,868
		4,355,133
Independent power and renewable electricity producers: 0.9%
Montauk Renewables, Inc.*	10,400	37,440
Vistra Corp.	30,011	2,276,034
		2,313,474
Insurance: 3.7%
Everest Group Ltd.	1,369	501,615
Goosehead Insurance, Inc., Class A*	16,751	953,300
Kinsale Capital Group, Inc.	11,541	4,192,268
Lincoln National Corp.	29,773	811,910
Mercury General Corp.	13,627	712,147
RLI Corp.	3,612	510,556
Ryan Specialty Holdings, Inc.	20,524	1,012,654
Skyward Specialty Insurance Group, Inc.*	19,443	678,950
Universal Insurance Holdings, Inc.	11,600	226,432
		9,599,832
Interactive media & services: 1.2%
EverQuote, Inc., Class A*	52,876	1,066,509
MediaAlpha, Inc., Class A*	9,920	200,880
QuinStreet, Inc.*	19,498	352,719
VTEX, Class A*	67,989	504,478
Yelp, Inc.*	12,273	493,865
ZipRecruiter, Inc., Class A*	41,549	427,124
		3,045,575
IT services: 3.3%
BigCommerce Holdings, Inc.*	14,188	80,304
Couchbase, Inc.*	9,713	234,472
DigitalOcean Holdings, Inc.*,1	20,046	658,712
Globant SA*	22,227	3,969,520
Grid Dynamics Holdings, Inc.*	82,936	810,285
Squarespace, Inc., Class A*	81,636	2,845,831
Wix.com Ltd.*	1,065	126,596
		8,725,720
Leisure products: 0.2%
Funko, Inc., Class A*,1	36,620	223,016
MasterCraft Boat Holdings, Inc.*	14,544	294,225
		517,241
Life sciences tools & services: 4.2%
10X Genomics, Inc., Class A*	19,667	575,850
BioLife Solutions, Inc.*	24,458	428,993
Codexis, Inc.*	71,532	208,158
Medpace Holdings, Inc.*	13,248	5,144,861
Repligen Corp.*	17,683	2,903,548

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Life sciences tools & services—(continued)
Stevanato Group SpA[1]	58,541	$1,641,490
		10,902,900
Machinery: 2.3%
Atmus Filtration Technologies, Inc.*	14,232	431,087
Blue Bird Corp.*	14,231	468,983
Esab Corp.	1,516	160,514
Helios Technologies, Inc.	7,392	333,379
Hyster-Yale Materials Handling, Inc.	5,487	321,374
Kadant, Inc.	9,898	2,709,974
Kornit Digital Ltd.*	53,520	824,743
Shyft Group, Inc.	21,417	233,017
Terex Corp.	10,708	600,183
		6,083,254
Media: 0.5%
Ibotta, Inc., Class A*	2,279	233,073
Integral Ad Science Holding Corp.*	47,572	456,216
PubMatic, Inc., Class A*	27,220	610,817
		1,300,106
Metals & mining: 0.1%
Alpha Metallurgical Resources, Inc.	106	34,675
Ryerson Holding Corp.	6,755	192,855
		227,530
Oil, gas & consumable fuels: 1.5%
APA Corp.	17,321	544,572
CVR Energy, Inc.	21,623	656,907
Excelerate Energy, Inc., Class A	12,050	203,163
Kosmos Energy Ltd.*	88,300	500,661
Magnolia Oil & Gas Corp., Class A	36,580	917,061
Matador Resources Co.	2,004	124,849
Ovintiv, Inc.	3,980	204,254
Par Pacific Holdings, Inc.*	26,408	813,366
		3,964,833
Paper & forest products: 0.4%
Sylvamo Corp.	15,014	938,375

Personal care products: 0.5%
Beauty Health Co.*,1	9,800	31,654
elf Beauty, Inc.*	4,669	758,853
Herbalife Ltd.*	30,876	267,077
Medifast, Inc.	5,933	163,335
USANA Health Sciences, Inc.*	5,144	213,579
		1,434,498
Pharmaceuticals: 0.7%
Amphastar Pharmaceuticals, Inc.*	8,681	358,091
Intra-Cellular Therapies, Inc.*	7,134	512,293
Ligand Pharmaceuticals, Inc.*	5,632	393,620
Marinus Pharmaceuticals, Inc.*	8,550	12,055
Tarsus Pharmaceuticals, Inc.*	13,762	432,540
		1,708,599

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Professional services: 5.1%
Barrett Business Services, Inc.	2,177	$264,506
CBIZ, Inc.*	6,744	480,038
CRA International, Inc.	2,291	332,401
ExlService Holdings, Inc.*	6,613	191,777
Exponent, Inc.	24,487	2,250,600
IBEX Holdings Ltd.*	4,724	61,884
Insperity, Inc.	14,221	1,463,768
KBR, Inc.	20,965	1,361,467
Kforce, Inc.	7,991	493,524
Parsons Corp.*	2,049	160,867
Paycom Software, Inc.	928	174,446
Paycor HCM, Inc.*	86,493	1,502,383
Paylocity Holding Corp.*	18,851	2,924,921
Planet Labs PBC*,1	16,300	27,547
TriNet Group, Inc.	13,032	1,308,022
WNS Holdings Ltd.*	8,599	360,384
		13,358,535
Real estate management & development: 0.3%
Compass, Inc., Class A*	66,595	209,774
eXp World Holdings, Inc.[1]	16,541	164,749
Opendoor Technologies, Inc.*	13,376	26,618
Redfin Corp.*,1	38,156	214,055
RMR Group, Inc., Class A	5,700	135,204
		750,400
Semiconductors & semiconductor equipment: 2.9%
ACM Research, Inc., Class A*	28,318	722,675
Ambarella, Inc.*	9,875	453,954
FormFactor, Inc.*	11,176	498,338
MACOM Technology Solutions Holdings, Inc.*	2,749	280,261
MaxLinear, Inc.*	23,816	495,135
Onto Innovation, Inc.*	4,209	780,727
Power Integrations, Inc.	28,415	1,895,849
Semtech Corp.*,1	8,855	333,125
Silicon Laboratories, Inc.*	9,784	1,188,658
SMART Global Holdings, Inc.*	36,558	667,915
Veeco Instruments, Inc.*	7,548	266,746
		7,583,383
Software: 17.6%
8x8, Inc.*	31,330	69,239
A10 Networks, Inc.	37,133	484,957
Alarm.com Holdings, Inc.*	34,032	2,263,128
Alkami Technology, Inc.*	7,458	179,514
American Software, Inc., Class A	14,265	144,219
Amplitude, Inc., Class A*	17,443	170,767
Appfolio, Inc., Class A*	1,957	443,808
AppLovin Corp., Class A*	3,818	269,436
Arteris, Inc.*,1	3,126	20,725

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Software—(continued)
AvePoint, Inc.*	46,717	$362,991
BlackLine, Inc.*	36,991	2,147,328
Box, Inc., Class A*	52,074	1,354,966
CCC Intelligent Solutions Holdings, Inc.*	194,482	2,182,088
Confluent, Inc., Class A*	33,327	937,155
CyberArk Software Ltd.*	451	107,902
Descartes Systems Group, Inc.*	28,615	2,655,186
Digital Turbine, Inc.*	19,925	38,057
DocuSign, Inc.*	1,872	105,955
Domo, Inc., Class B*,1	29,478	221,969
DoubleVerify Holdings, Inc.*	102,225	2,995,193
Dropbox, Inc., Class A*	52,854	1,224,099
Expensify, Inc., Class A*	42,163	67,461
Five9, Inc.*	34,237	1,971,024
Gitlab, Inc., Class A*	17,972	942,991
Guidewire Software, Inc.*	13,755	1,518,552
Informatica, Inc., Class A*	17,050	528,039
Jamf Holding Corp.*	77,002	1,499,229
JFrog Ltd.*	2,121	84,585
Kaltura, Inc.*	5,854	7,200
LivePerson, Inc.*	11,112	5,566
Manhattan Associates, Inc.*	7,907	1,629,316
MeridianLink, Inc.*	12,722	212,203
MicroStrategy, Inc., Class A*,1	121	128,869
Monday.com Ltd.*	1,288	243,857
Nutanix, Inc., Class A*	33,330	2,023,131
PowerSchool Holdings, Inc., Class A*	63,394	1,097,984
Procore Technologies, Inc.*	19,697	1,347,669
Qualys, Inc.*	5,077	832,171
Rimini Street, Inc.*	4,827	12,840
Samsara, Inc., Class A*	18,096	632,093
SEMrush Holdings, Inc., Class A*	11,688	143,061
SentinelOne, Inc., Class A*	11,338	239,572
SimilarWeb Ltd.*	47,782	353,109
Smartsheet, Inc., Class A*	30,179	1,141,672
SPS Commerce, Inc.*	24,190	4,205,915
Tenable Holdings, Inc.*	32,284	1,451,812
Teradata Corp.*	21,491	797,316
Varonis Systems, Inc.*	14,078	615,913
Weave Communications, Inc.*	5,100	54,519
Workiva, Inc.*	34,470	2,716,236
Yext, Inc.*	49,496	271,733
Zeta Global Holdings Corp., Class A*	53,065	655,883
		45,810,203

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Specialty retail: 3.2%
Arhaus, Inc.	29,849	$377,888
Boot Barn Holdings, Inc.*	5,725	609,541
Dick's Sporting Goods, Inc.	2,469	496,121
Five Below, Inc.*	23,382	3,421,722
Floor & Decor Holdings, Inc., Class A*	21,048	2,322,226
Sleep Number Corp.*	18,113	241,084
Upbound Group, Inc.	7,862	243,801
Williams-Sonoma, Inc.	2,126	609,694
		8,322,077
Technology hardware, storage & peripherals: 0.7%
Super Micro Computer, Inc.*	2,139	1,836,973

Textiles, apparel & luxury goods: 0.9%
Deckers Outdoor Corp.*	2,893	2,367,834

Trading companies & distributors: 2.0%
Alta Equipment Group, Inc.	15,075	167,483
FTAI Aviation Ltd.	20,550	1,442,815
GMS, Inc.*	15,827	1,464,314
Herc Holdings, Inc.	6,935	991,913
Karat Packaging, Inc.	3,408	92,357
MRC Global, Inc.*	6,450	72,434
SiteOne Landscape Supply, Inc.*	619	97,115
Transcat, Inc.*	9,464	1,016,150
		5,344,581
Total common stocks (cost—$246,662,846)		258,589,416

Short term investments: 1.2%
Investment companies: 1.2%
State Street Institutional U.S. Government Money Market Fund, 5.248%[4] (cost—$3,152,554)	3,152,554	3,152,554

Investment of cash collateral from securities loaned: 0.4%
Money market funds: 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.290%[4] (cost $1,013,368)	1,013,368	1,013,368
Total Investments (cost—$250,828,768)[5]—100.8%		262,755,338
Liabilities in excess of other assets—(0.8)%		(2,025,650)
Net Assets—100.0%		$260,729,688

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$258,589,416	$—	$—	$258,589,416
Short-term investments	—	3,152,554	—	3,152,554
Investment of cash collateral from securities loaned	—	1,013,368	—	1,013,368
Total	$258,589,416	$4,165,922	$—	$262,755,338

At April 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
3	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
4	Rates shown reflect yield at April 30, 2024.
5	Includes $4,368,302 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $1,013,368 and non-cash collateral of $3,406,050.

PACE International Equity Investments

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of April 30, 2024

Common stocks
Aerospace & defense	2.0%
Air freight & logistics	0.8
Automobile components	0.9
Automobiles	3.6
Banks	14.6
Beverages	0.6
Biotechnology	1.7
Broadline retail	1.4
Building products	1.1
Capital markets	0.9
Chemicals	2.0
Commercial services & supplies	1.6
Construction & engineering	1.5
Construction materials	0.9
Consumer staples distribution & retail	1.7
Containers & packaging	0.0	†
Diversified REITs	0.3
Diversified telecommunication services	1.2
Electric utilities	2.6
Electrical equipment	1.0
Electronic equipment, instruments & components	1.9
Energy equipment & services	0.4
Entertainment	1.3
Financial services	1.0
Food products	1.4
Gas utilities	1.6
Ground transportation	1.0
Health care equipment & supplies	2.3
Health care providers & services	0.2
Hotels, restaurants & leisure	1.0
Household durables	1.3
Household products	0.1
Independent power and renewable electricity producers	0.4
Industrial conglomerates	2.4
Industrial REITs	0.0	†
Insurance	4.6
IT services	2.7
Life sciences tools & services	0.1
Machinery	5.2
Marine transportation	0.1
Media	1.0
Metals & mining	2.9
Oil, gas & consumable fuels	3.3
Passenger airlines	0.3
Personal care products	0.9
Pharmaceuticals	10.2
Professional services	2.7
Real estate management & development	1.2

PACE International Equity Investments

Portfolio statistics and industry diversification – (unaudited)1

Retail REITs	0.2%
Semiconductors & semiconductor equipment	5.4
Software	3.6
Specialty retail	2.5
Technology hardware, storage & peripherals	1.4
Textiles, apparel & luxury goods	2.7
Tobacco	1.7
Trading companies & distributors	1.1
Transportation infrastructure	0.1
Wireless telecommunication services	0.4
Total common stocks	111.0
Preferred stocks
Automobiles	0.3
Warrant	0.0 †
Short-term investments	0.7
Investment of cash collateral from securities loaned	8.1
Total investments before investments sold short	120.1
Investments sold short
Common stocks
Air freight & logistics	(0.3)
Banks	(0.0)†
Beverages	(0.6)
Capital markets	(0.5)
Chemicals	(0.5)
Commercial services & supplies	(0.1)
Communications equipment	(0.0)†
Construction & engineering	(0.4)
Consumer staples distribution & retail	(0.2)
Distributors	(0.1)
Diversified REITs	(0.1)
Diversified telecommunication services	(0.1)
Electric utilities	(1.3)
Electronic equipment, instruments & components	(0.6)
Entertainment	(0.2)
Financial services	(0.7)
Food products	(0.4)
Ground transportation	(0.3)
Health care equipment & supplies	(0.4)
Hotels, restaurants & leisure	(0.3)
Household durables	(0.1)
Independent power and renewable electricity producers	(0.0)†
Industrial conglomerates	(0.3)
Industrial REITs	(0.2)
Insurance	(0.4)
Interactive media & services	(0.0)†
IT services	(0.1)
Leisure products	(0.2)
Life sciences tools & services	(0.3)
Machinery	(0.3)

PACE International Equity Investments

Portfolio statistics and industry diversification – (unaudited)1

Marine transportation	(0.2)%
Media	(0.1)
Metals & mining	(0.4)
Multi-utilities	(0.2)
Office REITs	(0.1)
Oil, gas & consumable fuels	(1.1)
Paper & forest products	(0.4)
Personal care products	(0.4)
Pharmaceuticals	(0.3)
Real estate management & development	(0.4)
Specialty retail	(0.3)
Technology hardware, storage & peripherals	(0.2)
Total common stocks	(13.1)
Preferred stocks
Life sciences tools & services	(0.1)
Total investments sold short	(13.2)
Total investments	106.9
Liabilities in excess of other assets	(6.9)
Net assets	100.0%

† Amount represents less than 0.05% or (0.05)%.

1 The portfolio is actively managed and its composition will vary over time.

PACE International Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—111.0%
Australia—4.2%
Aurizon Holdings Ltd.[1]	1,596,429	$3,921,230
BHP Group Ltd.[1]	90,157	2,472,656
BlueScope Steel Ltd.	166,574	2,431,217
Cochlear Ltd.	3,360	700,923
Computershare Ltd.	230,754	4,053,971
Fortescue Ltd.[1]	96,188	1,594,263
Glencore PLC[1]	147,674	859,250
Insurance Australia Group Ltd.	513,630	2,127,957
Medibank Pvt Ltd.	1,166,567	2,673,607
Northern Star Resources Ltd.	206,258	1,955,065
Rio Tinto PLC[1]	47,705	3,227,755
Seven Group Holdings Ltd.[2]	18,784	456,434
Wesfarmers Ltd.	36,710	1,572,628
Woolworths Group Ltd.[1]	90,888	1,864,759
		29,911,715
Austria—0.7%
ANDRITZ AG	61,415	3,352,247
Erste Group Bank AG	28,197	1,314,969
		4,667,216
Belgium—0.0%†
Groupe Bruxelles Lambert NV1	2,854	211,852

Brazil—0.1%
Yara International ASA	28,751	819,551

Canada—1.6%
Constellation Software, Inc.	2,760	7,105,809
Fairfax Financial Holdings Ltd.[2]	3,768	4,096,614
		11,202,423
China—2.1%
Alibaba Group Holding Ltd., ADR	23,532	1,761,370
BeiGene Ltd., ADR*	21,437	3,300,012
BOC Hong Kong Holdings Ltd.	63,000	194,492
KE Holdings, Inc., ADR	202,933	3,068,347
Prosus NV	160,684	5,376,480
SITC International Holdings Co. Ltd.	442,000	958,518
Wuxi Biologics Cayman, Inc.*,3	373,071	646,284
		15,305,503
Denmark—5.4%
Carlsberg AS, Class B1	12,540	1,686,791
Coloplast AS, Class B	37,205	4,485,625
Demant AS*	6,685	319,222
Genmab AS*	32,588	9,047,403
Novo Nordisk AS, ADR	60,233	7,728,496
Novo Nordisk AS, Class B1	100,855	12,933,867
Pandora AS	199	30,288
Rockwool AS, Class B	3,593	1,171,277
Tryg AS	44,144	873,708
		38,276,677

PACE International Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Finland—1.1%
Nordea Bank Abp	463,855	$5,435,572
Wartsila OYJ Abp	138,901	2,562,375
		7,997,947
France—7.0%
Aeroports de Paris SA1	4,432	562,929
Air Liquide SA1	4,611	901,813
Airbus SE1	200	32,912
AXA SA1	25,355	876,055
Bouygues SA2	156,650	5,773,381
Bureau Veritas SA	33,122	966,024
Capgemini SE	11,974	2,516,707
Cie de Saint-Gobain SA1	4,587	362,752
Cie Generale des Etablissements Michelin SCA	6,493	249,452
Covivio SA1	21,477	1,069,042
Dassault Systemes SE	71,082	2,790,105
Eiffage SA	4,099	437,357
Hermes International SCA[1]	2,060	4,931,620
Kering SA2	20,340	7,128,543
Klepierre SA1	23,054	619,055
Legrand SA1	790	81,186
L'Oreal SA1	9,607	4,504,272
LVMH Moet Hennessy Louis Vuitton SE1	2,412	1,981,304
Publicis Groupe SA1	8,586	947,438
Safran SA	21,781	4,722,820
SEB SA	4,131	487,558
Teleperformance SE*	18,034	1,633,605
Thales SA	18,879	3,172,945
TotalEnergies SE1	12,497	907,267
Vinci SA1	16,623	1,947,818
		49,603,960
Germany—6.6%
Allianz SE, Registered Shares[1]	34,291	9,731,272
Bechtle AG	10,484	505,954
Carl Zeiss Meditec AG	2,063	217,673
Commerzbank AG	147,330	2,189,639
Continental AG	49,633	3,216,778
Deutsche Boerse AG1	164	31,618
Deutsche Post AG	123,481	5,170,141
Evonik Industries AG	328,845	6,853,348
Fresenius Medical Care AG	33,327	1,403,157
GEA Group AG*	14,454	583,363
Hannover Rueck SE	4,012	995,152
Heidelberg Materials AG	36,248	3,648,479
Knorr-Bremse AG	4,279	317,526
LEG Immobilien SE*	28,834	2,447,671
MTU Aero Engines AG	537	129,372

PACE International Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Germany—(continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	4,368	$1,921,084
Nemetschek SE	15,809	1,397,030
Rational AG	1,357	1,157,518
Rheinmetall AG	134	73,840
SAP SE1	19,907	3,594,550
Vonovia SE1	46,180	1,334,418
		46,919,583
Hong Kong—1.5%
AIA Group Ltd.[1]	23,400	171,390
Hang Lung Properties Ltd.[1]	286,000	315,662
Hong Kong & China Gas Co. Ltd.[1]	103,000	78,316
Hong Kong Exchanges & Clearing Ltd.[1]	60,385	1,918,698
Jardine Matheson Holdings Ltd.	97,800	3,742,720
Link REIT[1]	106,300	455,473
WH Group Ltd.[3]	5,761,689	4,187,826
		10,870,085
India—1.4%
HDFC Bank Ltd., ADR	90,320	5,202,432
Tata Consultancy Services Ltd.	102,318	4,669,803
		9,872,235
Indonesia—0.6%
Bank Rakyat Indonesia Persero Tbk. PT	15,085,516	4,566,439

Ireland—0.1%
Kingspan Group PLC	10,477	931,904
Smurfit Kappa Group PLC	949	41,120
		973,024
Israel—1.2%
Bank Hapoalim BM	342,483	3,085,233
Bank Leumi Le-Israel BM	386,918	3,014,907
Israel Discount Bank Ltd., Class A	481,425	2,469,336
		8,569,476
Italy—4.8%
Amplifon SpA[2]	5,141	171,639
Banco BPM SpA	15,037	99,238
Coca-Cola HBC AG1	90,945	2,935,588
Enel SpA	1,168,275	7,678,419
Eni SpA[2]	155,461	2,496,966
Ferrari NV1	2,161	888,764
Intesa Sanpaolo SpA	1,392,744	5,213,048
Moncler SpA	45,474	3,095,969
Prysmian SpA[2]	841	45,631
Recordati Industria Chimica e Farmaceutica SpA	25,228	1,342,466
Snam SpA[2]	1,558,827	7,132,056

PACE International Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Italy—(continued)
UniCredit SpA[2]	79,738	$2,926,733
		34,026,517
Japan—27.6%
Aeon Co. Ltd.[2]	16,000	334,533
AGC, Inc.	13,000	480,665
ANA Holdings, Inc.[1]	75,100	1,426,299
Asahi Kasei Corp.	21,700	151,295
Bridgestone Corp.[2]	19,300	851,651
Canon, Inc.[1]	104,400	2,825,616
Central Japan Railway Co.[1]	136,400	3,119,192
Chubu Electric Power Co., Inc.[1]	199,300	2,558,206
Daifuku Co. Ltd.	9,600	196,645
Dai-ichi Life Holdings, Inc.	51,700	1,197,425
Daito Trust Construction Co. Ltd.[1]	300	32,158
Daiwa House Industry Co. Ltd.[1]	1,100	30,953
Daiwa Securities Group, Inc.[1]	2,300	16,903
Disco Corp.[2]	1,700	484,238
ENEOS Holdings, Inc.[1]	327,300	1,512,195
FANUC Corp.	147,034	4,355,042
Fast Retailing Co. Ltd.[1]	13,100	3,425,244
Fuji Electric Co. Ltd.	33,600	2,090,051
FUJIFILM Holdings Corp.	331,900	7,060,335
Fujitsu Ltd.	526,600	8,134,991
Hitachi Ltd.[1]	56,800	5,240,406
Honda Motor Co. Ltd.	807,700	9,189,669
Hoya Corp.[1]	11,900	1,379,684
Inpex Corp.[1]	74,100	1,110,003
Isuzu Motors Ltd.	209,800	2,658,764
ITOCHU Corp.[1]	11,800	532,354
Japan Airlines Co. Ltd.[1]	54,600	967,444
Japan Metropolitan Fund Invest[1]	971	586,220
Japan Post Bank Co. Ltd.	368,300	3,738,358
Japan Post Holdings Co. Ltd.	2,000	19,207
Japan Tobacco, Inc.[1]	144,900	3,898,044
Kajima Corp.	27,100	519,157
Kao Corp.[2]	47,700	1,967,730
KDDI Corp.[1]	36,000	998,956
Keyence Corp.[1]	13,183	5,797,483
Komatsu Ltd.[1]	46,700	1,394,282
Kyocera Corp.	262,300	3,197,080
Kyowa Kirin Co. Ltd.	38,100	639,846
Lasertec Corp.[2]	10,700	2,308,047
Makita Corp.	62,900	1,821,010
Marubeni Corp.	125,100	2,228,825
Mazda Motor Corp.	245,500	2,778,931
Minebea Mitsumi, Inc.	168,300	3,152,316
MISUMI Group, Inc.	110,700	1,799,745
Mitsubishi Chemical Group Corp.[2]	55,400	323,196
Mitsubishi Electric Corp.	195,600	3,409,294

PACE International Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Japan—(continued)
Mitsubishi UFJ Financial Group, Inc.[1]	281,800	$2,807,109
Mizuho Financial Group, Inc.	85,400	1,650,706
MonotaRO Co. Ltd.[2]	46,000	551,304
MS&AD Insurance Group Holdings, Inc.	106,500	1,914,767
NEC Corp.[2]	22,400	1,621,804
Nexon Co. Ltd.[2]	97,600	1,521,715
NIDEC Corp.[1]	18,700	875,774
Nintendo Co. Ltd.[1]	21,500	1,048,533
NIPPON EXPRESS HOLDINGS, Inc.[1]	7,800	399,035
Nippon Steel Corp.[2]	29,000	650,148
Nippon Telegraph & Telephone Corp.	3,014,900	3,255,073
Nissan Motor Co. Ltd.	45,200	165,419
Nitto Denko Corp.	27,000	2,232,512
Obayashi Corp.[2]	49,900	556,923
Ono Pharmaceutical Co. Ltd.[2]	154,000	2,218,117
Oriental Land Co. Ltd.[1]	14,700	405,598
ORIX Corp.[1]	2,200	45,024
Osaka Gas Co. Ltd.[1]	54,900	1,220,749
Otsuka Corp.	27,600	548,912
Pan Pacific International Holdings Corp.	51,400	1,207,182
Recruit Holdings Co. Ltd.	110,506	4,759,202
Renesas Electronics Corp.	107,700	1,748,590
SCSK Corp.	59,900	1,088,934
Secom Co. Ltd.[2]	70,700	4,910,996
Sekisui House Ltd.	24,600	565,317
Seven & i Holdings Co. Ltd.[1]	25,500	329,490
Shimadzu Corp.[1]	87,200	2,369,055
Shin-Etsu Chemical Co. Ltd.[1]	33,700	1,304,491
Shionogi & Co. Ltd.	26,700	1,246,910
SoftBank Corp.[1]	1,200	14,474
Sompo Holdings, Inc.	15,600	308,726
Sony Group Corp.	81,500	6,736,084
Square Enix Holdings Co. Ltd.	13,800	500,323
Subaru Corp.	153,200	3,420,801
SUMCO Corp.[2]	37,500	559,249
Sumitomo Corp.[2]	149,800	3,939,313
Sumitomo Electric Industries Ltd.	2,700	41,732
Sumitomo Metal Mining Co. Ltd.	127,700	4,266,283
Sumitomo Mitsui Financial Group, Inc.	63,700	3,618,400
Suzuki Motor Corp.	470,500	5,479,339
Takeda Pharmaceutical Co. Ltd.	189,100	4,969,939
Tokio Marine Holdings, Inc.	92,700	2,929,912
Tokyo Electron Ltd.[1]	11,600	2,544,411
Tokyo Gas Co. Ltd.[1]	119,700	2,684,542
Toyota Industries Corp.	60,600	5,758,623

PACE International Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Japan—(continued)
Trend Micro, Inc.[2]	2,600	$128,123
Unicharm Corp.	16,900	503,309
USS Co. Ltd.	114,200	872,407
Yakult Honsha Co. Ltd.	15,900	311,114
Yokogawa Electric Corp.[1]	87,000	1,922,335
		196,668,516
Netherlands—5.8%
Adyen NV*,2,3	4,345	5,205,310
ASM International NV2	3,041	1,912,907
ASML Holding NV	12,819	11,165,512
ASML Holding NV, Registered Shares	8,177	7,134,187
Koninklijke Ahold Delhaize NV	57,381	1,741,754
Koninklijke Philips NV1	354,245	9,407,399
NN Group NV	6,789	313,183
Universal Music Group NV1	48,671	1,431,666
Wolters Kluwer NV2	21,415	3,205,964
		41,517,882
New Zealand—0.3%
Xero Ltd.*	23,020	1,787,231

Norway—1.3%
Aker BP ASA[1]	26,713	647,874
DNB Bank ASA	253,658	4,421,042
Equinor ASA[1]	3,473	92,411
Gjensidige Forsikring ASA	58,733	941,683
Kongsberg Gruppen ASA	16,943	1,196,059
Norsk Hydro ASA	273,166	1,678,710
		8,977,779
Portugal—0.1%
Jeronimo Martins SGPS SA2	31,922	656,691

Singapore—5.0%
CapitaLand Ascendas REIT	5,800	10,986
DBS Group Holdings Ltd.	435,131	11,077,305
Genting Singapore Ltd.	2,559,400	1,708,066
Grab Holdings Ltd., Class A*	19,753	69,136
Oversea-Chinese Banking Corp. Ltd.	393,600	4,086,184
Sea Ltd., ADR*	73,902	4,669,867
Singapore Telecommunications Ltd.	2,253,700	3,908,534
United Overseas Bank Ltd.	463,498	10,285,385
		35,815,463
South Africa—0.2%
Anglo American PLC	37,168	1,214,556

Spain—2.5%
Acciona SA1	9,595	1,109,241
ACS Actividades de Construccion y Servicios SA	28,607	1,145,723
Banco Bilbao Vizcaya Argentaria SA	67,537	730,343
Banco Santander SA2	1,782,560	8,673,281
CaixaBank SA	92,132	485,863

PACE International Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Spain—(continued)
Industria de Diseno Textil SA1	119,403	$5,436,531
		17,580,982
Sweden—3.7%
Alfa Laval AB2	40,723	1,733,772
Assa Abloy AB, Class B2	183,704	4,853,718
Atlas Copco AB, Class A1	238,332	4,174,643
Epiroc AB, Class A2	2,118	39,156
Fastighets AB Balder, Class B*,1	4,948	31,189
H & M Hennes & Mauritz AB, Class B2	196,916	3,129,940
Indutrade AB	28,814	662,883
Lifco AB, Class B	33,662	815,582
Sagax AB, Class B1	64,817	1,623,151
Skandinaviska Enskilda Banken AB, Class A	212,668	2,785,190
SKF AB, Class B	38,359	788,587
Swedbank AB, Class A	17,066	326,341
Tele2 AB, Class B	47,892	446,691
Telia Co. AB	487,609	1,115,394
Volvo AB, Class B	109,876	2,796,693
Volvo Car AB, Class B*,2	290,351	901,317
		26,224,247
Switzerland—4.5%
ABB Ltd., Registered Shares[1]	19,964	970,020
Cie Financiere Richemont SA, Class A, Registered Shares[1]	12,654	1,749,125
Lonza Group AG, Registered Shares	658	363,211
Novartis AG, Registered Shares[1]	145,619	14,133,413
Partners Group Holding AG1	1,839	2,365,995
Sandoz Group AG*	136,985	4,655,695
Schindler Holding AG1	1,173	292,377
SGS SA, Registered Shares	16,939	1,491,574
Sika AG, Registered Shares[1]	7,132	2,028,779
Temenos AG, Registered Shares[2]	62,939	3,915,271
		31,965,460
Taiwan—1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	166,000	3,974,663
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	48,848	6,708,785
		10,683,448
United Kingdom—11.8%
abrdn PLC[1]	457,030	833,431
Associated British Foods PLC	120,932	4,002,569
AstraZeneca PLC[1]	40,994	6,200,296
BAE Systems PLC	233,013	3,875,523
British American Tobacco PLC[1]	10,796	316,930
BT Group PLC[2]	307,302	392,979
CK Hutchison Holdings Ltd.	1,044,000	5,070,470

PACE International Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United Kingdom—(continued)
Compass Group PLC[1]	91,115	$2,534,246
DCC PLC	20,063	1,370,116
HSBC Holdings PLC[1]	440,429	3,817,617
Imperial Brands PLC[1]	340,376	7,777,642
Informa PLC	3,531	34,957
InterContinental Hotels Group PLC	13,788	1,344,798
JD Sports Fashion PLC	341,384	488,751
Kingfisher PLC[2]	1,399,601	4,311,224
Land Securities Group PLC[1]	106,519	860,893
Lloyds Banking Group PLC	15,084,426	9,735,227
M&G PLC[1]	77,882	194,980
Persimmon PLC	90,982	1,473,274
RELX PLC[1]	46,979	1,930,220
Rolls-Royce Holdings PLC*	194,752	998,693
Smiths Group PLC	31,104	627,055
SSE PLC[2]	357,181	7,424,505
St. James's Place PLC[1]	213,258	1,154,002
Tesco PLC	1,870,684	6,906,693
Unilever PLC[1]	4,896	253,274
Vodafone Group PLC	1,570,558	1,324,454
Whitbread PLC	27,313	1,076,481
Wise PLC, Class A*,1	153,157	1,471,907
WPP PLC[2]	649,239	6,507,428
		84,310,635
United States—8.3%
Aptiv PLC*	25,167	1,786,857
Atlassian Corp., Class A*	26,760	4,610,748
BP PLC[1]	980,482	6,319,831
Brookfield Renewable Corp., Class A2	134,158	3,117,832
Experian PLC	30,440	1,227,765
GSK PLC[1]	343,664	7,129,966
James Hardie Industries PLC, CDI*	72,264	2,484,289
Monday.com Ltd.*	1,000	189,330
Nestle SA, Registered Shares[1]	16,745	1,681,201
Roche Holding AG1	10,629	2,546,859
Sanofi SA	68,630	6,780,167
Shell PLC[1]	288,241	10,246,563
Swiss Re AG	17,798	1,934,738
Tenaris SA1	161,736	2,685,983
Waste Connections, Inc.	40,621	6,584,258
		59,326,387
Total common stocks (cost—$671,746,761)		790,523,480

Preferred stocks—0.3%
Germany—0.3%
Dr Ing hc F Porsche AG1,3	11,566	1,029,680

PACE International Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Preferred stocks—(continued)
Germany—(continued)
Porsche Automobil Holding SE	15,694	$799,632
Total preferred stocks (cost—$2,070,887)		1,829,312

Warrant: 0.0%†
Canada: 0.0%†
Constellation Software, Inc. expires 03/31/40*,2,4 (cost—$0)	2,948	0

	Number of shares
Short-term investments: 0.7%
Investment companies: 0.7%
State Street Institutional U.S. Government Money Market Fund, 5.248%[5] (cost $4,892,164)	4,892,164	4,892,164

Investment of cash collateral from securities loaned—8.1%
Money market funds—8.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.290%[5] (cost $57,906,134)	57,906,134	57,906,134
Total investments before investments sold short (Cost—$736,615,946)—120.1		855,151,090

Investments sold short: (13.2)%
Common stocks—(13.1)%
Australia—(1.0)%
Aristocrat Leisure Ltd.	(8,542)	(217,992)
ASX Ltd.	(25,765)	(1,052,503)
Dexus	(129,879)	(589,938)
Goodman Group	(31,629)	(638,894)
Mineral Resources Ltd.	(25,900)	(1,174,884)
Mirvac Group	(190,260)	(249,292)
SEEK Ltd.	(12,476)	(196,149)
Stockland	(38,724)	(109,710)
Suncorp Group Ltd.	(41,525)	(443,504)
Treasury Wine Estates Ltd.	(73,011)	(566,215)
Washington H Soul Pattinson & Co. Ltd.	(90,116)	(1,885,911)

PACE International Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Australia—(continued)
Woodside Energy Group Ltd.	(9,629)	$(176,089)
		(7,301,081)
Belgium—(0.4)%
D'ieteren Group	(4,771)	(1,029,212)
Sofina SA	(2,382)	(557,582)
Syensqo SA	(11,212)	(1,039,258)
		(2,626,052)
China—(0.1)%
Wilmar International Ltd.	(324,300)	(762,291)

Denmark—(0.3)%
DSV AS	(13,797)	(1,960,131)

Finland—(0.1)%
Fortum OYJ	(22,629)	(298,191)
Stora Enso OYJ, Class R	(56,186)	(748,433)
		(1,046,624)
France—(0.3)%
Bollore SE	(43,842)	(284,567)
Remy Cointreau SA	(8,097)	(768,160)
Sartorius Stedim Biotech	(6,520)	(1,412,504)
		(2,465,231)
Germany—(0.2)%
E.ON SE	(80,645)	(1,067,898)
Merck KGaA	(1,444)	(229,454)
		(1,297,352)
Hong Kong—(0.5)%
CK Asset Holdings Ltd.	(220,500)	(940,559)
CK Infrastructure Holdings Ltd.	(36,500)	(206,194)
Henderson Land Development Co. Ltd.	(24,000)	(72,356)
Hongkong Land Holdings Ltd.	(55,100)	(176,054)
MTR Corp. Ltd.	(104,500)	(343,433)
Prudential PLC	(70,020)	(608,988)
Sino Land Co. Ltd.	(932,055)	(996,552)
Sun Hung Kai Properties Ltd.	(37,500)	(345,936)
		(3,690,072)
Ireland—(0.1)%
Kerry Group PLC, Class A	(9,511)	(818,501)

Italy—(0.9)%
Davide Campari-Milano NV	(165,436)	(1,659,125)
Eni SpA	(244,885)	(3,933,266)
Telecom Italia SpA	(3,752,846)	(889,708)
		(6,482,099)
Japan—(4.1)%
Asahi Intecc Co. Ltd.	(8,600)	(126,013)
Bandai Namco Holdings, Inc.	(7,100)	(132,665)
Eisai Co. Ltd.	(38,400)	(1,577,051)
FUJIFILM Holdings Corp.	(42,300)	(899,826)

PACE International Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Japan—(continued)
Hamamatsu Photonics KK	(27,900)	$(1,022,303)
Hirose Electric Co. Ltd.	(8,400)	(891,624)
Ibiden Co. Ltd.	(42,900)	(1,630,778)
Japan Exchange Group, Inc.	(9,800)	(229,521)
Japan Real Estate Investment Corp.	(103)	(349,287)
JSR Corp.	(4,936)	(135,406)
Kao Corp.	(11,900)	(490,901)
Keisei Electric Railway Co. Ltd.	(53,700)	(2,000,482)
Konami Group Corp.	(18,900)	(1,140,375)
MatsukiyoCocokara & Co.	(16,400)	(232,564)
Minebea Mitsumi, Inc.	(59,700)	(1,118,201)
Mitsui Chemicals, Inc.	(1,300)	(37,002)
Mitsui Fudosan Co. Ltd.	(60,000)	(610,624)
Nippon Prologis REIT, Inc.	(334)	(576,353)
Nissan Chemical Corp.	(8,500)	(289,749)
Nissin Foods Holdings Co. Ltd.	(1,200)	(32,023)
Nitori Holdings Co. Ltd.	(16,800)	(2,248,395)
NTT Data Group Corp.	(33,000)	(516,048)
Olympus Corp.	(173,100)	(2,411,233)
Omron Corp.	(23,100)	(792,847)
Resona Holdings, Inc.	(49,000)	(309,863)
Ricoh Co. Ltd.	(29,700)	(256,224)
Sharp Corp.	(101,400)	(532,265)
Shimano, Inc.	(9,500)	(1,543,873)
Shimizu Corp.	(25,100)	(155,481)
Shiseido Co. Ltd.	(47,700)	(1,276,845)
Sumitomo Metal Mining Co. Ltd.	(49,000)	(1,637,023)
Taisei Corp.	(32,500)	(1,189,838)
TOPPAN Holdings, Inc.	(24,800)	(588,354)
Yaskawa Electric Corp.	(24,800)	(1,021,825)
Zensho Holdings Co. Ltd.	(25,000)	(968,980)
		(28,971,842)
Macau—(0.1)%
Galaxy Entertainment Group Ltd.	(86,000)	(385,873)

Netherlands—(0.5)%
Aegon Ltd.	(30,060)	(187,209)
Heineken NV	(15,573)	(1,515,559)
JDE Peet's NV	(16,381)	(363,979)
OCI NV	(41,752)	(1,122,986)
		(3,189,733)
New Zealand—(0.1)%
Mercury NZ Ltd.	(192,609)	(722,836)

Norway—(0.1)%
Salmar ASA	(16,493)	(1,037,592)

Portugal—(0.6)%
EDP - Energias de Portugal SA	(200,965)	(754,657)

PACE International Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Portugal—(continued)
Galp Energia SGPS SA	(178,029)	$(3,824,269)
		(4,578,926)
Singapore—(0.3)%
Keppel Ltd.	(374,000)	(1,870,714)

Spain—(1.0)%
EDP Renovaveis SA	(287)	(3,929)
Endesa SA	(122,354)	(2,231,204)
Iberdrola SA	(273,209)	(3,349,973)
Redeia Corp. SA	(79,816)	(1,332,417)
		(6,917,523)
Sweden—(1.0)%
EQT AB	(40,503)	(1,092,745)
Investor AB, Class B	(110,647)	(2,710,048)
Skanska AB, Class B	(63,094)	(1,083,848)
Svenska Cellulosa AB SCA, Class B	(144,604)	(2,119,209)
Telefonaktiebolaget LM Ericsson, Class B	(46,059)	(233,744)
		(7,239,594)
Switzerland—(0.4)%
Kuehne & Nagel International AG, Registered Shares	(4,500)	(1,189,334)
Swiss Life Holding AG, Registered Shares	(2,137)	(1,441,953)
		(2,631,287)
United Kingdom—(0.7)%
Croda International PLC	(14,183)	(812,353)
Diageo PLC	(933)	(32,244)
Entain PLC	(52,189)	(512,964)
London Stock Exchange Group PLC	(12,626)	(1,391,891)
National Grid PLC	(2,729)	(35,797)
Ocado Group PLC	(192,095)	(841,035)
WPP PLC	(99,092)	(993,215)
		(4,619,499)
United States—(0.3)%
Ferrovial SE	(6,793)	(244,313)
Haleon PLC	(272,140)	(1,149,340)
Qiagen NV	(23,888)	(997,363)
		(2,391,016)
Total common stocks (cost—$(94,823,080))		(93,005,869)

PACE International Equity Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Preferred stocks: (0.1)%
Sartorius AG (cost—$(1,036,158))	(3,088)	$(923,176)
Total investments sold short (proceeds—$(95,859,238))		(93,929,045)
Total investments (cost $640,756,708)[6]—106.9%		761,222,045
Liabilities in excess of other assets—(6.9)%		(49,033,431)
Net assets—100.0%		$712,188,614

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$790,523,480	$—	$—	$790,523,480
Preferred stocks	—	1,829,312	—	1,829,312
Warrant	—	—	0	—
Short-term investments	—	4,892,164	—	4,892,164
Investment of cash collateral from securities loaned	—	57,906,134	—	57,906,134
Total	$790,523,480	$64,627,610	$0	$855,151,090

Liabilities
Investments sold short
Common stocks	$—	$(93,005,869)	$—	$(93,005,869)
Preferred stocks	—	(923,176)	—	(923,176)
Total	$—	$(93,929,045)	$—	$(93,929,045)

At April 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security, or portion thereof, pledged as collateral for investments sold short.
2	Security, or portion thereof, was on loan at the period end.
3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $11,069,100, represented 1.6% of the Portfolios net assets at period end.
4	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
5	Rates shown reflect yield at April 30, 2024.
6	Includes $68,105,578 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $57,906,134 and non-cash collateral of $15,226,001.

PACE International Emerging Markets Equity Investments

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of April 30, 2024

Common stocks
Automobile components	0.5%
Automobiles	2.2
Banks	16.6
Beverages	1.1
Broadline retail	5.9
Capital markets	1.1
Chemicals	1.0
Construction materials	0.8
Consumer staples distribution & retail	4.0
Electrical equipment	3.8
Electronic equipment, instruments & components	2.3
Financial services	0.7
Food products	2.6
Ground transportation	0.7
Health care providers & services	0.5
Hotels, restaurants & leisure	4.7
Household durables	2.8
Independent power and renewable electricity producers	0.8
Insurance	2.3
Interactive media & services	5.8
IT services	1.9
Life sciences tools & services	0.2
Machinery	2.0
Metals & mining	4.1
Oil, gas & consumable fuels	4.9
Paper & forest products	0.5
Passenger airlines	1.1
Personal care products	0.4
Pharmaceuticals	0.2
Real estate management & development	2.8
Semiconductors & semiconductor equipment	11.1
Software	0.5
Specialty retail	0.5
Technology hardware, storage & peripherals	5.2
Textiles, apparel & luxury goods	0.8
Transportation infrastructure	1.5
Wireless telecommunication services	1.0
Total common stocks	98.9
Preferred stocks
Banks	0.4
Short-term investments	0.8
Investment of cash collateral from securities loaned	1.1
Total investments	101.2
Liabilities in excess of other assets	(1.2)
Net assets	100.0%

1	The portfolio is actively managed and its composition will vary over time.

PACE International Emerging Markets Equity Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—98.9%
Argentina—0.3%
Grupo Financiero Galicia SA, ADR*	7,345	$238,198
YPF SA, ADR*,1	32,439	712,361
		950,559
Brazil—11.1%
Atacadao SA	599,000	1,288,532
B3 SA - Brasil Bolsa Balcao	639,700	1,329,269
Banco Bradesco SA, ADR	1,145,785	3,093,619
Banco Bradesco SA	398,420	948,363
Banco BTG Pactual SA	323,400	2,080,183
Banco do Brasil SA	481,400	2,542,077
Itau Unibanco Holding SA, ADR	269,618	1,631,189
Localiza Rent a Car SA	133,946	1,264,756
Lojas Renner SA	351,400	1,037,431
MercadoLibre, Inc.*	3,606	5,260,072
Petroleo Brasileiro SA, ADR	410,881	6,972,651
Raia Drogasil SA	754,544	3,717,066
Rumo SA*	357,000	1,386,034
Sendas Distribuidora SA*	633,800	1,601,405
Suzano SA	167,800	1,889,148
TOTVS SA	344,400	1,826,595
WEG SA	478,400	3,643,785
		41,512,175
Canada—1.1%
Ivanhoe Mines Ltd., Class A*,1	317,159	4,298,977

China—29.4%
Airtac International Group	74,000	2,620,031
Alibaba Group Holding Ltd.	986,239	9,234,216
Alibaba Group Holding Ltd., ADR	30,524	2,284,721
ANTA Sports Products Ltd.	144,000	1,630,223
Bank of China Ltd., Class A	6,492,400	4,107,724
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	346,100	698,001
China International Capital Corp. Ltd., Class H2	720,183	868,430
China Merchants Port Holdings Co. Ltd.	937,846	1,238,533
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	645,701	752,236
China Overseas Land & Investment Ltd.	1,794,000	3,298,937
China Resources Land Ltd.	268,049	963,860
China Resources Power Holdings Co. Ltd.	1,144,000	2,844,962
Contemporary Amperex Technology Co. Ltd., Class A	56,120	1,569,599
Country Garden Services Holdings Co. Ltd.[1]	1,648,152	1,099,548
Geely Automobile Holdings Ltd.	2,167,727	2,608,986

PACE International Emerging Markets Equity Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
China—(continued)
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,082,900	$6,282,183
Hengli Petrochemical Co. Ltd., Class A*	761,430	1,625,617
Huaming Power Equipment Co. Ltd., Class A	482,567	1,352,335
Jiangsu Yanghe Distillery Co. Ltd., Class A	152,100	1,990,954
Kanzhun Ltd., ADR	100,692	1,992,695
Kuaishou Technology*,2	603,707	4,232,411
Kweichow Moutai Co. Ltd., Class A	8,800	2,063,188
Li Auto, Inc., ADR*	29,855	784,589
Li Auto, Inc., Class A*	69,651	912,560
Longfor Group Holdings Ltd.[1,2]	2,310,500	3,422,184
Meituan, Class B*,2	263,100	3,592,506
Midea Group Co. Ltd., Class A	227,697	2,189,814
NARI Technology Co. Ltd., Class A	482,800	1,561,474
PDD Holdings, Inc., ADR*	22,931	2,870,503
PICC Property & Casualty Co. Ltd., Class H	1,010,000	1,254,806
Ping An Insurance Group Co. of China Ltd., Class A	582,000	3,308,231
Proya Cosmetics Co. Ltd., Class A	91,500	1,380,447
Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	855,800	1,518,710
Shenzhen Inovance Technology Co. Ltd., Class A	253,900	2,082,109
Sungrow Power Supply Co. Ltd., Class A	183,000	2,598,799
Suofeiya Home Collection Co. Ltd., Class A	806,400	1,900,576
Tencent Holdings Ltd.	351,211	15,412,257
Trip.com Group Ltd., ADR*	69,614	3,359,572
Trip.com Group Ltd.*	56,250	2,739,789
Will Semiconductor Co. Ltd. Shanghai, Class A	86,810	1,212,996
Zijin Mining Group Co. Ltd., Class H	1,406,000	3,067,149
		110,528,461
Ghana—0.3%
Kosmos Energy Ltd.*	198,146	1,123,488

Greece—0.6%
Eurobank Ergasias Services & Holdings SA, Class A*	216,315	462,751
National Bank of Greece SA*	92,905	747,674
Piraeus Financial Holdings SA*	250,710	1,004,332
		2,214,757
Hong Kong—1.9%
AIA Group Ltd.	290,200	2,125,527
Melco Resorts & Entertainment Ltd., ADR*	255,546	1,671,271

PACE International Emerging Markets Equity Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Hong Kong—(continued)
WH Group Ltd.[2]	4,491,683	$3,264,735
		7,061,533
Hungary—0.6%
OTP Bank Nyrt	46,394	2,299,548

India—11.3%
Britannia Industries Ltd.*	20,747	1,185,799
Dr Reddy's Laboratories Ltd.	10,972	814,206
Havells India Ltd.	55,371	1,102,024
HDFC Bank Ltd.	210,623	3,825,036
HDFC Bank Ltd., ADR	43,979	2,533,190
ICICI Bank Ltd.	159,189	2,193,457
Infosys Ltd.	126,538	2,136,533
InterGlobe Aviation Ltd.*,2	89,740	4,279,156
Kotak Mahindra Bank Ltd.	101,995	1,982,313
Macrotech Developers Ltd.[2]	42,187	624,894
Mahindra & Mahindra Ltd.	83,629	2,157,117
MakeMyTrip Ltd.*	19,488	1,290,300
Nestle India Ltd.	60,611	1,819,390
Pidilite Industries Ltd.	59,918	2,185,466
Polycab India Ltd.	31,908	2,165,296
Reliance Industries Ltd.	180,880	6,349,659
Tata Consultancy Services Ltd.	65,030	2,967,975
Tata Consumer Products Ltd.	117,404	1,554,694
Titan Co. Ltd.	29,555	1,268,126
Vodafone Idea Ltd.*	366,125	57,923
		42,492,554
Indonesia—2.1%
Bank Central Asia Tbk. PT	6,120,000	3,679,859
Bank Mandiri Persero Tbk. PT	2,225,192	940,537
Bank Rakyat Indonesia Persero Tbk. PT	11,325,914	3,428,394
		8,048,790
Macau—0.9%
Galaxy Entertainment Group Ltd.	355,000	1,592,847
Sands China Ltd.*	824,000	1,943,522
		3,536,369
Mexico—3.1%
Cemex SAB de CV, ADR*	272,398	2,154,668
Grupo Aeroportuario del Pacifico SAB de CV, Class B1	128,683	2,343,836
Grupo Financiero Banorte SAB de CV, Class O	303,100	2,999,904
Southern Copper Corp.[1]	7,687	896,842
Wal-Mart de Mexico SAB de CV	891,300	3,325,710
		11,720,960
Peru—0.9%
Credicorp Ltd.	20,837	3,450,816

PACE International Emerging Markets Equity Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Russia—0.0%†
Alrosa PJSC*,3,4	215,380	$0
Rosneft Oil Co. PJSC*,3,4	126,429	0
		0
Saudi Arabia—1.1%
Saudi Arabian Oil Co.[2]	412,309	3,303,713
Saudi National Bank	78,171	782,527
		4,086,240
South Africa—3.7%
Absa Group Ltd.[1]	126,037	971,880
Capitec Bank Holdings Ltd.	10,690	1,323,025
Clicks Group Ltd.	74,372	1,157,138
FirstRand Ltd.[1]	185,822	641,485
Gold Fields Ltd., ADR	214,134	3,462,547
MTN Group Ltd.[1]	762,693	3,655,441
Naspers Ltd., Class N	14,229	2,723,112
		13,934,628
South Korea—10.9%
DB Insurance Co. Ltd.	30,701	2,153,517
Hana Financial Group, Inc.	82,695	3,487,811
Hyundai Mobis Co. Ltd.	10,738	1,756,729
Hyundai Motor Co.	1,596	287,082
KB Financial Group, Inc.	75,796	4,110,939
Kia Corp.	19,243	1,630,317
Samsung Biologics Co. Ltd.*,2	1,346	756,529
Samsung Electronics Co. Ltd.	325,954	18,118,687
SK Hynix, Inc.	61,160	7,547,486
WONIK IPS Co. Ltd.*	46,203	1,230,508
		41,079,605
Taiwan—12.2%
Advantech Co. Ltd.	136,000	1,581,873
Alchip Technologies Ltd.	13,000	1,226,095
ASPEED Technology, Inc.	10,000	936,350
Chailease Holding Co. Ltd.	405,000	2,136,076
eMemory Technology, Inc.	12,000	806,550
Lotes Co. Ltd.	26,000	1,138,906
MediaTek, Inc.	142,469	4,295,607
Sinbon Electronics Co. Ltd.	131,000	1,128,405
Taiwan Semiconductor Manufacturing Co. Ltd.	602,475	14,425,513
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	72,079	9,899,330
Unimicron Technology Corp.	297,000	1,642,417
Voltronic Power Technology Corp.	36,000	1,703,420
Yageo Corp.	190,615	3,635,885
Zhen Ding Technology Holding Ltd.	312,000	1,104,346
		45,660,773
Thailand—2.5%
Airports of Thailand PCL	1,145,100	2,010,467

PACE International Emerging Markets Equity Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Thailand—(continued)
Bangkok Dusit Medical Services PCL, Class F	2,259,700	$1,764,558
CP ALL PCL	1,283,200	1,983,201
Kasikornbank PCL	598,300	2,100,212
SCB X PCL	584,500	1,673,821
		9,532,259
Turkey—2.0%
Akbank TAS	1,606,116	2,956,204
BIM Birlesik Magazalar AS	156,226	1,866,424
Haci Omer Sabanci Holding AS*	177,611	507,013
Turkiye Garanti Bankasi AS	910,044	2,323,467
		7,653,108
United Arab Emirates—0.3%
Abu Dhabi National Oil Co. for Distribution PJSC	1,039,730	987,047

United States—1.5%
Globant SA*	10,647	1,901,448
JBS SA	412,800	1,863,427
Las Vegas Sands Corp.	37,862	1,679,558
		5,444,433
Vietnam—0.5%
Hoa Phat Group JSC*	1,361,535	1,524,284
Vincom Retail JSC*	569,920	503,103
		2,027,387
Zambia—0.6%
First Quantum Minerals Ltd.	164,035	2,082,833
Total common stocks (cost—$356,781,691)		371,727,300

PACE International Emerging Markets Equity Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Preferred stocks—0.4%
Brazil—0.4%
Itau Unibanco Holding SA (cost $1,266,119)	213,100	$1,286,988
Total preferred stocks (cost—$1,266,119)		1,286,988

Short-term investments: 0.8%
Investment companies: 0.8%
State Street Institutional U.S. Government Money Market Fund, 5.248%[5] (cost $3,044,750)	3,044,750	3,044,750

Investment of cash collateral from securities loaned—1.1%
Money market funds—1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.290%[5] (cost $4,246,865)	4,246,865	4,246,865
Total investments (cost $365,339,425)[6]—101.2%		380,305,903
Liabilities in excess of other assets—(1.2)%		(4,588,770)
Net assets—100.0%		$375,717,133

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SSB	USD	116,210	ZAR	2,165,672	05/03/24	$(1,144)
SSB	USD	491,128	ZAR	9,237,538	05/06/24	(445)
Net unrealized appreciation (depreciation)						$(1,589)

PACE International Emerging Markets Equity Investments
Portfolio of investments – April 30, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$100,790,882	$270,936,418	$0	$371,727,300
Preferred stocks	1,286,988	—	—	1,286,988
Short-term investments	—	3,044,750	—	3,044,750
Investment of cash collateral from securities loaned	—	4,246,865	—	4,246,865
Total	$102,077,870	$278,228,033	$0	$380,305,903

Liabilities
Forward foreign currency contracts	$—	$(1,589)	$—	$(1,589)
Total	$—	$(1,589)	$—	$(1,589)

At April 30, 2024, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $24,344,558, represented 6.5% of the Portfolios net assets at period end.
3	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
4	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
5	Rates shown reflect yield at April 30, 2024.
6	Includes $12,346,370 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $4,246,865 and non-cash collateral of $9,334,448.

PACE Global Real Estate Securities Investments

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of April 30, 2024

Common stocks
Diversified REITs	1.1%
Diversified telecommunication services	2.5
Ground transportation	0.4
Health care providers & services	3.6
Health care REITs	0.6
Hotel & resort REITs	0.8
Industrial REITs	18.5
Office REITs	5.9
Real estate management & development	16.7
Residential REITs	15.6
Retail REITs	11.3
Specialized REITs	22.3
Total common stocks	99.3
Short-term investments	0.8
Investment of cash collateral from securities loaned	3.6
Total investments	103.7
Liabilities in excess of other assets	(3.7)
Net assets	100.0%

1 The portfolio is actively managed and its composition will vary over time.

PACE Global Real Estate Securities Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—99.3%
Australia—4.9%
Goodman Group[1]	98,654	$1,992,774
National Storage REIT[1]	531,875	733,417
Rural Funds Group[1]	95,669	123,847
		2,850,038
Belgium—1.2%
Shurgard Self Storage Ltd.	17,423	714,015

Canada—2.9%
Canadian Apartment Properties REIT	22,665	705,477
Granite Real Estate Investment Trust	20,291	1,003,017
		1,708,494
Germany—2.5%
LEG Immobilien SE*	4,005	339,978
Vonovia SE	39,530	1,142,260
		1,482,238
Hong Kong—0.7%
Sino Land Co. Ltd.	398,000	425,541

Japan—11.3%
Japan Logistics Fund, Inc.	337	600,878
Japan Metropolitan Fund Invest	1,183	714,211
Katitas Co. Ltd.[1]	22,900	275,896
KDX Realty Investment Corp.[1]	285	281,106
Keisei Electric Railway Co. Ltd.[1]	6,500	242,144
Mitsubishi Estate Co. Ltd.	54,900	1,006,026
Mitsui Fudosan Co. Ltd.	254,400	2,589,045
Nomura Real Estate Holdings, Inc.	18,700	523,546
Star Asia Investment Corp.	848	330,823
		6,563,675
Mexico—2.1%
Corp. Inmobiliaria Vesta SAB de CV1	205,956	728,689
Prologis Property Mexico SA de CV	123,622	487,539
		1,216,228
Singapore—2.2%
Capitaland India Trust[1]	463,161	338,462
CapitaLand Investment Ltd.*,1	308,600	596,787
Parkway Life Real Estate Investment Trust	121,900	319,978
		1,255,227
Spain—1.3%
Cellnex Telecom SA *,2	23,051	761,944

Switzerland—1.5%
PSP Swiss Property AG, Registered Shares	7,099	877,588

United Kingdom—7.4%
Big Yellow Group PLC	63,717	857,142
Derwent London PLC	11,798	302,301
Grainger PLC	277,828	886,351
Segro PLC[1]	94,850	997,644
Shaftesbury Capital PLC	349,337	584,755

PACE Global Real Estate Securities Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United Kingdom—(continued)
UNITE Group PLC	57,269	$662,060
		4,290,253
United Republic Of Tanzania—1.2%
Helios Towers PLC *,1	582,892	711,714

United States—60.1%
Alexandria Real Estate Equities, Inc.	11,657	1,350,697
American Homes 4 Rent, Class A	38,489	1,377,906
Boston Properties, Inc.	17,660	1,092,977
Brixmor Property Group, Inc.	58,844	1,300,452
CubeSmart	32,559	1,316,686
Digital Realty Trust, Inc.	4,631	642,690
Douglas Emmett, Inc.	49,993	685,404
Encompass Health Corp.	12,422	1,035,746
Equinix, Inc.	4,743	3,372,795
Equity LifeStyle Properties, Inc.	31,650	1,908,179
Essex Property Trust, Inc.	5,522	1,359,793
Extra Space Storage, Inc.	15,348	2,060,929
Farmland Partners, Inc.[1]	28,483	306,477
Federal Realty Investment Trust	15,745	1,640,157
Kimco Realty Corp.	46,264	861,898
Lamar Advertising Co., Class A	5,954	689,771
Mid-America Apartment Communities, Inc.	11,958	1,554,540
NNN REIT, Inc.	22,213	900,293
Phillips Edison & Co., Inc.	17,526	573,100
Prologis, Inc.	46,894	4,785,533
Rayonier, Inc.	29,985	889,355
Rexford Industrial Realty, Inc.	21,710	929,405
Ryman Hospitality Properties, Inc.	4,454	469,808
SBA Communications Corp.	2,916	542,726
Sun Communities, Inc.	13,642	1,518,627
Universal Health Services, Inc., Class B	6,319	1,076,947
Weyerhaeuser Co.	24,781	747,643
		34,990,534
Total common stocks (cost—$63,914,321)		57,847,489

Short-term investments: 0.8%
Investment companies: 0.8%
State Street Institutional U.S. Government Money Market Fund, 5.248%[3] (cost $484,707)	484,707	484,707

PACE Global Real Estate Securities Investments

Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Investment of cash collateral from securities loaned—3.6%
Money market funds—3.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.290%[3] (cost $2,090,065)	2,090,065	$2,090,065
Total investments (cost $66,489,093)[4]—103.7%		60,422,261
Liabilities in excess of other assets—(3.7)%		(2,168,930)
Net assets—100.0%		$58,253,331

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$37,915,256	$19,932,233	$—	$57,847,489
Short-term investments	—	484,707	—	484,707
Investment of cash collateral from securities loaned	—	2,090,065	—	2,090,065
Total	$37,915,256	$22,507,005	$—	$60,422,261

At April 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $761,944, represented 1.3% of the Portfolios net assets at period end.
3	Rates shown reflect yield at April 30, 2024.
4	Includes $5,780,885 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,090,065 and non-cash collateral of $4,071,322.

PACE Alternative Strategies Investments
Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of April 30, 2024

Common stocks
Aerospace & defense	0.5%
Air freight & logistics	0.1
Automobile components	0.1
Automobiles	0.2
Banks	1.8
Beverages	0.4
Biotechnology	0.4
Broadline retail	0.4
Building products	0.7
Capital markets	0.4
Chemicals	0.1
Commercial services & supplies	0.4
Communications equipment	0.4
Construction & engineering	0.9
Construction materials	1.3
Consumer finance	0.0	†
Consumer staples distribution & retail	0.6
Containers & packaging	0.1
Distributors	0.1
Diversified consumer services	0.0	†
Diversified telecommunication services	0.1
Electric utilities	1.3
Electrical equipment	0.6
Electronic equipment, instruments & components	0.8
Energy equipment & services	0.4
Entertainment	1.3
Financial services	0.7
Food products	0.3
Gas utilities	0.0	†
Ground transportation	0.6
Health care equipment & supplies	0.1
Health care providers & services	2.1
Health care REITs	0.2
Health care technology	0.0	†
Hotel & resort REITs	0.1
Hotels, restaurants & leisure	1.3
Household durables	0.8
Household products	0.3
Independent power and renewable electricity producers	0.2
Industrial conglomerates	0.9
Insurance	1.2
Interactive media & services	1.2
IT services	0.7
Leisure products	0.0	†
Life sciences tools & services	0.0	†
Machinery	0.9
Marine transportation	0.3
Media	0.4

PACE Alternative Strategies Investments
Portfolio statistics and industry diversification – (unaudited)1

Metals & mining	1.2%
Multi-utilities	0.6
Office REITs	0.2
Oil, gas & consumable fuels	1.1
Passenger airlines	0.0	†
Personal care products	0.2
Pharmaceuticals	0.5
Professional services	0.4
Real estate management & development	0.4
Residential REITs	0.7
Retail REITs	0.5
Semiconductors & semiconductor equipment	0.8
Software	3.7
Specialized REITs	0.3
Specialty retail	0.9
Technology hardware, storage & peripherals	0.2
Textiles, apparel & luxury goods	0.2
Tobacco	0.2
Trading companies & distributors	0.8
Water utilities	0.0	†
Wireless telecommunication services	0.7
Total common stocks	39.3
Preferred stocks
Automobiles	0.2
Exchange traded funds	1.3
Investment companies	10.7
Warrant	0.0	†
Corporate bonds
Airlines	0.1
Chemicals	0.2
Entertainment	1.2
Healthcare-products	0.3
Internet	4.1
Leisure time	1.8
Oil & gas	1.0
Real estate investment trusts	0.5
Retail	0.2
Software	0.7
Total corporate bonds	10.1
Short-term investments	30.9
Equity and foreign exchange options purchased
Call options	0.3
Put options	0.0	†
Total equity and foreign exchange options purchased	0.3
Total investments before investments sold short	92.8
Investments sold short
Common stocks
Aerospace & defense	(0.3)
Air freight & logistics	(0.1)
Automobile components	(0.3)

PACE Alternative Strategies Investments
Portfolio statistics and industry diversification – (unaudited)1

Automobiles	(0.6)%
Banks	(0.3)
Beverages	(0.2)
Biotechnology	(0.4)
Broadline retail	(0.3)
Building products	(0.1)
Capital markets	(0.4)
Chemicals	(0.3)
Commercial services & supplies	(0.3)
Construction & engineering	(0.1)
Construction materials	(0.4)
Consumer finance	(0.3)
Consumer staples distribution & retail	(0.3)
Diversified telecommunication services	(0.6)
Electrical equipment	(0.3)
Electronic equipment, instruments & components	(0.0)†
Energy equipment & services	(1.0)
Entertainment	(1.0)
Financial services	(0.2)
Food products	(0.2)
Gas utilities	(0.0)†
Ground transportation	(0.3)
Health care providers & services	(0.2)
Health care technology	(0.1)
Hotels, restaurants & leisure	(2.3)
Household durables	(0.0)†
Independent power and renewable electricity producers	(0.1)
Industrial conglomerates	(0.0)†
Industrial REITs	(0.1)
Insurance	(0.3)
Interactive media & services	(0.0)†
IT services	(0.0)†
Leisure products	(0.2)
Life sciences tools & services	(0.1)
Machinery	(0.6)
Media	(0.5)
Metals & mining	(1.1)
Multi-utilities	(0.1)
Office REITs	(0.1)
Oil, gas & consumable fuels	(0.8)
Paper & forest products	(0.1)
Passenger airlines	(0.2)
Pharmaceuticals	(0.5)
Real estate management & development	(0.5)
Residential REITs	(0.1)
Retail REITs	(0.5)
Semiconductors & semiconductor equipment	(0.1)
Software	(4.3)
Specialized REITs	(0.0)†
Specialty retail	(0.7)
Technology hardware, storage & peripherals	(0.0)†

PACE Alternative Strategies Investments
Portfolio statistics and industry diversification – (unaudited)1

Textiles, apparel & luxury goods	(0.1)%
Trading companies & distributors	(0.2)
Water utilities	(0.0)†
Total common stocks	(22.2)
Preferred stocks
Automobiles	(0.0)†
Exchange traded funds	(4.5)
Corporate bonds
Retail	(0.0)†
Total investments sold short	(26.7)
Total investments	66.1
Other assets in excess of liabilities	33.9
Net assets	100.0%

† Amount represents less than 0.05% or (0.05)%.

1 The portfolio is actively managed and its composition will vary over time.

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—39.3%
Australia—0.8%
Fortescue Ltd.	72,011	$1,193,542
Glencore PLC	2,922	17,002
Helia Group Ltd.	88,578	227,357
Origin Energy Ltd.	18,944	119,564
Rio Tinto Ltd.	15,646	1,302,128
		2,859,593
Austria—0.1%
ams-OSRAM AG*	146,762	176,269
ANDRITZ AG	1,143	62,389
OMV AG	372	17,652
Wienerberger AG	1,981	70,792
		327,102
Canada—7.0%
Alamos Gold, Inc., Class A1	25,040	368,338
Black Diamond Group Ltd.	73,250	450,679
Boardwalk Real Estate Investment Trust[1]	14,930	768,597
Brookfield Business Partners LP1	74,793	1,405,361
Brookfield Business Partners LP1	4,650	87,045
Brookfield Infrastructure Partners LP1	24,320	653,479
Cameco Corp.[1]	5,020	229,039
Canadian Pacific Kansas City Ltd.[1]	5,940	465,874
CCL Industries, Inc., Class B1	2,820	144,006
Cenovus Energy, Inc.[1]	42,080	864,434
Chartwell Retirement Residences[1]	339,898	3,083,809
Cogeco Communications, Inc.	1,600	63,424
Colliers International Group, Inc.[1]	3,670	382,182
Copperleaf Technologies, Inc.*	37,330	188,731
Coveo Solutions, Inc.*,1	62,930	383,984
Crescent Point Energy Corp.[1]	36,420	321,170
Docebo, Inc.*,1	7,402	330,890
DREAM Unlimited Corp., Class A1	20,870	272,880
Dundee Precious Metals, Inc.	1,800	13,624
Empire Co. Ltd., Class A	26,900	626,654
Enerflex Ltd.[1]	92,520	541,013
Fairfax Financial Holdings Ltd.[1]	2,370	2,576,692
George Weston Ltd.[1]	2,970	390,858
Gildan Activewear, Inc.[1]	6,060	210,063
Great-West Lifeco, Inc.	9,200	272,061
InterRent Real Estate Investment Trust[1]	148,230	1,289,940
Kinross Gold Corp.[1]	36,860	237,747
Parkit Enterprise, Inc.*	271,038	122,067
Parkland Corp.	17,100	526,794
Pason Systems, Inc.[1]	53,470	607,856
Power Corp. of Canada	15,600	415,653
RB Global, Inc.[1]	12,940	926,245
Restaurant Brands International, Inc.[1]	3,880	294,298

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Canada—(continued)
Rogers Communications, Inc., Class B1	45,294	$1,697,166
SNC-Lavalin Group, Inc.[1]	47,010	1,805,069
TC Energy Corp.[1]	20,100	720,585
TECSYS, Inc.	14,500	408,041
Teekay Tankers Ltd., Class A	229	13,344
TerraVest Industries, Inc.[1]	2,035	106,772
Trican Well Service Ltd.	15,300	46,456
		24,312,920
Cayman Islands—0.0%†
Patria Investments Ltd., Class A	917	12,288

Chile—0.0%†
Antofagasta PLC	678	18,599

China—0.1%
Baidu, Inc., ADR*	1,988	205,559
Bit Digital, Inc.*	23,000	46,805
		252,364
Denmark—0.6%
Danske Bank AS	43,454	1,250,910
Novo Nordisk AS, Class B	5,844	749,447
Pandora AS	110	16,742
Rockwool AS, Class B	213	69,436
Vestas Wind Systems AS*	1,543	41,350
		2,127,885
Finland—0.0%†
Cargotec OYJ, Class B*	518	40,855
Huhtamaki OYJ	428	16,402
Konecranes OYJ	1,326	69,688
Nordea Bank Abp	1,154	13,523
		140,468
France—0.5%
Amundi SA2	1,000	69,764
AXA SA	952	32,893
Bouygues SA	1,768	65,160
Cie de Saint-Gobain SA	900	71,174
Cie Generale des Etablissements Michelin SCA	1,838	70,614
Eiffage SA	158	16,858
Elis SA	1,563	35,092
Eurazeo SE*	405	36,481
IPSOS SA	246	16,462
La Francaise des Jeux SAEM[2]	434	16,355
Nexans SA	668	71,140
Renault SA	1,330	65,879
Rexel SA	2,649	68,662
Rubis SCA	1,957	67,725
SCOR SE	1,078	35,173
SEB SA	1,005	118,614

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
France—(continued)
Technip Energies NV	698	$16,438
Teleperformance SE*	6,824	618,150
TotalEnergies SE	716	51,981
Vallourec SACA*	3,706	63,805
Wendel SE	520	53,027
		1,661,447
Georgia—0.0%†
Bank of Georgia Group PLC	1,236	82,761

Germany—0.5%
Bayerische Motoren Werke AG	447	48,700
CTS Eventim AG & Co. KGaA	584	51,642
Daimler Truck Holding AG	683	30,801
Deutsche Bank AG, Registered Shares	6,625	105,818
Freenet AG	619	17,207
Heidelberg Materials AG	11,626	1,169,990
HOCHTIEF AG	316	33,275
Mercedes-Benz Group AG	869	65,732
Talanx AG	465	34,975
		1,558,140
Hong Kong—0.2%
Jardine Matheson Holdings Ltd.	1,800	68,885
Swire Pacific Ltd., Class A	75,000	635,153
		704,038
Ireland—0.1%
AerCap Holdings NV*	3,710	313,458
Ardmore Shipping Corp.	807	13,517
Smurfit Kappa Group PLC	1,573	68,158
		395,133
Italy—0.2%
Azimut Holding SpA	2,665	70,229
Banca Monte dei Paschi di Siena SpA*	80,011	385,915
Buzzi SpA	1,915	68,998
Coca-Cola HBC AG	571	18,431
Eni SpA	1,064	17,090
Hera SpA	20,249	73,109
Unipol Gruppo SpA	3,946	35,375
		669,147
Japan—2.1%
Chubu Electric Power Co., Inc.	84,600	1,085,922
Hitachi Construction Machinery Co. Ltd.	11,300	322,754
Hitachi Ltd.	2,136	197,069
Inpex Corp.	9,500	142,308
JFE Holdings, Inc.	39,100	583,595
Kansai Electric Power Co., Inc.	59,400	889,777
Komatsu Ltd.	300	8,957
Mizuho Financial Group, Inc.	29,100	562,477
Nippon Yusen KK	36,300	1,030,574

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Japan—(continued)
Osaka Gas Co. Ltd.	1,000	$22,236
Panasonic Holdings Corp.	24,900	217,338
SCREEN Holdings Co. Ltd.	2,600	268,261
Tokyo Electric Power Co. Holdings, Inc.*	121,500	755,764
Tokyo Kiraboshi Financial Group, Inc.	11,400	338,394
Toyota Tsusho Corp.	10,800	686,663
		7,112,089
Netherlands—0.1%
Aalberts NV	738	35,089
ASR Nederland NV	702	35,128
EXOR NV	2,003	218,678
		288,895
Norway—0.0%†
Wallenius Wilhelmsen ASA	6,526	65,733

Portugal—0.0%†
Galp Energia SGPS SA	3,869	83,111
Jeronimo Martins SGPS SA	3,220	66,241
		149,352
Singapore—0.2%
BW LPG Ltd.[2]	15,030	217,042
Jardine Cycle & Carriage Ltd.	13,400	258,596
Sembcorp Industries Ltd.	77,800	304,048
		779,686
South Korea—0.0%†
Coupang, Inc.*	680	15,300

Spain—0.0%†
ACS Actividades de Construccion y Servicios SA	1,280	51,265
Repsol SA	4,207	66,033
		117,298
Sweden—0.2%
Avanza Bank Holding AB	811	17,380
Boliden AB	542	17,813
Industrivarden AB, Class C	1,032	33,178
Nordnet AB publ	3,980	70,760
SKF AB, Class B	3,384	69,568
SSAB AB, Class B	2,610	14,604
Volvo AB, Class B	4,824	122,786
Volvo AB, Class A	6,126	161,336
Volvo Car AB, Class B*	9,936	30,844
		538,269
Switzerland—0.2%
Adecco Group AG, Registered Shares	15,432	539,849
BKW AG	289	42,899
Bucher Industries AG, Registered Shares	42	16,139

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Switzerland—(continued)
Swatch Group AG, Registered Shares	2,789	$115,630
		714,517
Thailand—0.0%†
Fabrinet*	72	12,461

United Kingdom—1.8%
Allfunds Group PLC	2,456	15,435
Associated British Foods PLC	517	17,111
Balfour Beatty PLC	3,836	17,396
Barclays PLC	124,010	312,665
Beazley PLC	4,196	34,717
BT Group PLC	58,388	74,667
Centrica PLC	645,681	1,030,682
CK Hutchison Holdings Ltd.	245,000	1,189,909
Coca-Cola Europacific Partners PLC[1]	3,349	241,195
DCC PLC	244	16,663
DCC PLC	—	0
Direct Line Insurance Group PLC	14,760	34,268
DS Smith PLC	3,519	15,331
easyJet PLC	10,163	68,072
Grafton Group PLC	1,462	17,196
Greggs PLC	496	16,786
HSBC Holdings PLC	42,334	366,949
International Consolidated Airlines Group SA*	7,891	17,197
J Sainsbury PLC	86,162	282,627
Kingfisher PLC	5,586	17,207
M&G PLC	6,655	16,661
Man Group PLC	5,214	16,721
Marks & Spencer Group PLC	21,633	68,921
Serco Group PLC	22,859	52,135
Serica Energy PLC	9,144	21,174
Standard Chartered PLC	109,078	937,148
Unilever PLC	7,497	387,826
Vodafone Group PLC	985,150	830,778
		6,117,437
United States—24.6%
A O Smith Corp.	151	12,509
A10 Networks, Inc.	974	12,720
AAON, Inc.	148	13,925
AbbVie, Inc.[1]	303	49,280
Abercrombie & Fitch Co., Class A*	75	9,114
ABIOMED, Inc.*,3	42	74
Acuity Brands, Inc.	49	12,167
Adobe, Inc.*,1	1,266	585,943
Advanced Drainage Systems, Inc.	54	8,478
Aehr Test Systems*	1,173	14,053
AES Corp.	14,308	256,113
Agilent Technologies, Inc.	32	4,385

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Agilysys, Inc.*	161	$13,371
Air Products & Chemicals, Inc.	939	221,923
Align Technology, Inc.*	42	11,860
Alkermes PLC*,1	876	21,497
Alphabet, Inc., Class C*,1	7,728	1,272,338
Alphabet, Inc., Class A*,1	8,074	1,314,286
Altria Group, Inc.[1]	16,889	739,907
A-Mark Precious Metals, Inc.[1]	10,704	428,909
Amazon.com, Inc.*,1	3,158	552,650
AMC Networks, Inc., Class A*,1	12,374	131,412
American Tower Corp.[1]	3,103	532,351
Amphastar Pharmaceuticals, Inc.*,1	2,349	96,896
Amplify Energy Corp.*	579	4,088
Amylyx Pharmaceuticals, Inc.*	5,440	9,846
Apogee Enterprises, Inc.	223	13,777
Apollo Global Management, Inc.[1]	1,850	200,503
Apple, Inc.[1]	4,823	821,502
Applied Industrial Technologies, Inc.	68	12,461
ArcBest Corp.[1]	430	47,691
Arch Capital Group Ltd.*	140	13,096
Archer-Daniels-Midland Co.[1]	3,724	218,450
Argan, Inc.	243	14,643
Arista Networks, Inc.*,1	340	87,230
Array Technologies, Inc.*	11,305	139,504
Artisan Partners Asset Management, Inc., Class A	296	12,115
AT&T, Inc.[1]	12,915	218,134
Atkore, Inc.	73	12,797
Axcelis Technologies, Inc.*,1	254	26,294
Badger Meter, Inc.	80	14,634
Bank of New York Mellon Corp.[1]	12,182	688,161
Beacon Roofing Supply, Inc.*,1	4,090	402,988
Beazer Homes USA, Inc.*,1	8,066	226,090
Bel Fuse, Inc., Class B	222	13,036
BellRing Brands, Inc.*,1	3,997	220,514
Berkshire Hathaway, Inc., Class B*,1	517	205,109
Best Buy Co., Inc.[1]	1,450	106,778
Bloom Energy Corp., Class A*	4,083	45,444
Blue Bird Corp.*	368	12,127
Boise Cascade Co.	91	12,037
Booking Holdings, Inc.[1]	229	790,515
BP PLC	5,327	34,336
Bristol-Myers Squibb Co.[1]	6,254	274,801
Broadcom, Inc.[1]	284	369,277
Buckle, Inc.	344	12,862
Build-A-Bear Workshop, Inc.	454	13,693
Builders FirstSource, Inc.*,1	2,545	465,277
Bunge Global SA1	118	12,008
Cactus, Inc., Class A	258	12,807

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
California Resources Corp.	239	$12,634
Cal-Maine Foods, Inc.	216	11,951
Campbell Soup Co.[1]	9,555	436,759
Cardinal Health, Inc.[1]	11,263	1,160,540
Carlisle Cos., Inc.[1]	470	182,477
Catalyst Pharmaceuticals, Inc.*	846	12,732
Cavco Industries, Inc.*	35	12,747
Celsius Holdings, Inc.*	162	11,546
Cencora, Inc.[1]	1,900	454,195
Centene Corp.*,1	13,500	986,310
Central Garden & Pet Co.*,1	813	33,292
CF Industries Holdings, Inc.	53	4,185
Charter Communications, Inc., Class A*,1	496	126,946
Chemed Corp.	21	11,928
Chord Energy Corp.	73	12,920
Cintas Corp.	20	13,167
Cirrus Logic, Inc.*	147	13,020
Cisco Systems, Inc.[1]	16,141	758,304
Clorox Co.[1]	419	61,958
CNH Industrial NV*,1	8,232	93,845
Coca-Cola Consolidated, Inc.[1]	51	42,126
Cognizant Technology Solutions Corp., Class A	187	12,282
Cohen & Steers, Inc.	181	12,449
Colgate-Palmolive Co.[1]	2,182	200,569
Columbia Sportswear Co.	170	13,537
Comcast Corp., Class A1	25,326	965,174
Comfort Systems USA, Inc.	43	13,305
Conagra Brands, Inc.[1]	1,386	42,661
Consensus Cloud Solutions, Inc.*,1	9,236	107,507
Consolidated Edison, Inc.[1]	1,043	98,459
Consolidated Water Co. Ltd.	494	12,572
Constellation Energy Corp.	3,643	677,379
Copart, Inc.*	236	12,817
Corcept Therapeutics, Inc.*	553	12,896
Corebridge Financial, Inc.[1]	30,592	812,524
Corning, Inc.	50,782	1,695,103
CorVel Corp.*	53	12,659
Costco Wholesale Corp.[1]	955	690,369
CRH PLC[1]	42,584	3,296,853
Cricut, Inc., Class A	2,659	14,146
Crocs, Inc.*	99	12,313
Cross Country Healthcare, Inc.*	736	12,954
Customers Bancorp, Inc.*,1	408	18,633
CVS Health Corp.[1]	7,195	487,173
Daktronics, Inc.*	1,364	12,890
Dave & Buster's Entertainment, Inc.*	4,027	215,042
Deckers Outdoor Corp.*,1	393	321,659

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Digital Realty Trust, Inc.	641	$88,958
Dillard's, Inc., Class A	30	13,140
Diodes, Inc.*	191	13,945
DNOW, Inc.*	873	12,318
Dolby Laboratories, Inc., Class A	161	12,503
Donaldson Co., Inc.	178	12,852
DoorDash, Inc., Class A*,1	6,050	782,023
Dorian LPG Ltd.[1]	5,346	220,897
Doximity, Inc., Class A*	508	12,339
DR Horton, Inc.[1]	3,395	483,754
DraftKings, Inc., Class A*,1	6,450	268,062
Dream Finders Homes, Inc., Class A*,1	9,731	345,450
Dropbox, Inc., Class A*,1	20,193	467,670
Dynatrace, Inc.*	283	12,823
Eagle Materials, Inc.	50	12,535
eBay, Inc.[1]	12,441	641,209
Edison International	3,951	280,758
Elastic NV*	5,024	513,553
Electronic Arts, Inc.[1]	477	60,493
EMCOR Group, Inc.	38	13,572
Endeavor Group Holdings, Inc., Class A	41,413	1,093,717
Energy Recovery, Inc.*	904	13,470
Enovix Corp.*	17,788	111,353
Enphase Energy, Inc.*	785	85,377
Entergy Corp.	1,152	122,884
EPAM Systems, Inc.*	50	11,763
ePlus, Inc.*	170	13,070
Equinix, Inc.[1]	162	115,200
Equity LifeStyle Properties, Inc.[1]	6,916	416,966
Essent Group Ltd.	234	12,395
Eversource Energy	3,313	200,834
ExlService Holdings, Inc.*	436	12,644
Expeditors International of Washington, Inc.	111	12,355
Exponent, Inc.	164	15,073
F5, Inc.*	70	11,572
Fastenal Co.	179	12,161
FedEx Corp.[1]	706	184,817
Ferguson PLC[1]	174	36,523
First Citizens BancShares, Inc., Class A1	438	738,801
Fluence Energy, Inc.*	5,283	94,249
Ford Motor Co.[1]	5,772	70,130
Franklin Covey Co.*	336	13,084
Franklin Electric Co., Inc.	128	12,323
Franklin Resources, Inc.[1]	4,109	93,850
Freeport-McMoRan, Inc.[1]	9,240	461,446

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Freshworks, Inc., Class A*	59,760	$1,066,716
Fulton Financial Corp.	36,760	608,378
FutureFuel Corp.	1,313	7,116
Garmin Ltd.	90	13,002
GE HealthCare Technologies, Inc.[1]	129	9,835
GE Vernova, Inc.*	3,172	487,568
General Electric Co.[1]	7,206	1,166,075
Genie Energy Ltd., Class B	847	12,951
Gentex Corp.	371	12,725
Genuine Parts Co.[1]	2,788	438,301
GEO Group, Inc.*	1,867	27,744
Gibraltar Industries, Inc.*	171	12,220
Gilead Sciences, Inc.[1]	5,014	326,913
Global Industrial Co.	206	7,933
Goodyear Tire & Rubber Co.*	5,648	67,550
Graco, Inc.	144	11,549
Grand Canyon Education, Inc.*	100	13,002
Green Brick Partners, Inc.*	233	12,612
GSK PLC	1,728	35,851
Harmony Biosciences Holdings, Inc.*	429	13,260
Hawkins, Inc.	170	12,881
Healthcare Realty Trust, Inc.	60,628	862,736
Herc Holdings, Inc.	1,245	178,072
Holcim AG	802	67,134
Home Depot, Inc.	3,212	1,073,515
Hudson Technologies, Inc.*	1,197	11,874
Huntington Ingalls Industries, Inc.[1]	951	263,360
IDEXX Laboratories, Inc.*	26	12,812
IDT Corp., Class B	353	12,546
IES Holdings, Inc.*	109	14,728
Immersion Corp.	1,764	12,824
Incyte Corp.*,1	14,676	763,886
Infinera Corp.*	89,736	432,528
Inmode Ltd.*	689	11,844
Innospec, Inc.	105	12,600
Instructure Holdings, Inc.*,1	21,580	412,825
International Business Machines Corp.[1]	653	108,529
IPG Photonics Corp.*	150	12,597
ITT, Inc.	101	13,063
Jabil, Inc.[1]	7,603	892,288
Jack Henry & Associates, Inc.	78	12,690
JAKKS Pacific, Inc.*	579	10,949
James River Group Holdings Ltd.[1]	10,493	93,283
John B Sanfilippo & Son, Inc.	129	12,861
Johnson Controls International PLC	2,681	174,453
Kadant, Inc.	43	11,773
Kforce, Inc.	195	12,043
Kimberly-Clark Corp.[1]	5,040	688,111

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Kimco Realty Corp.	97,117	$1,809,290
Kinsale Capital Group, Inc.	27	9,808
Kraft Heinz Co.[1]	2,523	97,413
Lancaster Colony Corp.	67	12,784
Landstar System, Inc.	73	12,732
Lantheus Holdings, Inc.*	217	14,439
Lattice Semiconductor Corp.*	180	12,348
LeMaitre Vascular, Inc.	203	13,154
LendingTree, Inc.*	2,882	139,114
Lennar Corp., Class A1	1,493	226,369
Lennar Corp., Class B	89	12,495
Liberty Energy, Inc.	411	9,042
Ligand Pharmaceuticals, Inc.*	181	12,650
Lincoln Electric Holdings, Inc.	53	11,635
Liquidity Services, Inc.*	729	12,583
Lockheed Martin Corp.[1]	630	292,906
M/I Homes, Inc.*	108	12,552
Magnolia Oil & Gas Corp., Class A	508	12,736
Manhattan Associates, Inc.*	55	11,333
MarketAxess Holdings, Inc.	61	12,205
Marqeta, Inc., Class A*	35,308	195,959
Masco Corp.[1]	12,404	849,054
MasTec, Inc.*	5,401	479,015
MasterCraft Boat Holdings, Inc.*	197	3,985
Medifast, Inc.[1]	1,543	42,479
Medpace Holdings, Inc.*	34	13,204
Medtronic PLC[1]	619	49,669
Meta Platforms, Inc., Class A1	2,134	917,983
Metropolitan Bank Holding Corp.*,1	300	11,910
Mettler-Toledo International, Inc.*	10	12,297
MGIC Investment Corp.	628	12,736
Microchip Technology, Inc.	151	13,889
Microsoft Corp.[1]	2,664	1,037,175
MiMedx Group, Inc.*	1,879	11,575
Molina Healthcare, Inc.*,1	2,733	934,959
Molson Coors Beverage Co., Class B1	20,275	1,160,946
Monarch Casino & Resort, Inc.	121	8,200
MongoDB, Inc.*	5,786	2,112,931
Monolithic Power Systems, Inc.	20	13,387
MSC Industrial Direct Co., Inc., Class A	138	12,591
Mueller Industries, Inc.	244	13,620
Napco Security Technologies, Inc.	322	13,105
National Beverage Corp.*	184	8,188
New Fortress Energy, Inc.	3,641	95,394
New York Times Co., Class A	303	13,038
NewMarket Corp.	21	11,065
NEXTracker, Inc., Class A*	1,025	43,860
NMI Holdings, Inc., Class A*	423	13,054

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Nucor Corp.	67	$11,292
NVIDIA Corp.[1]	1,578	1,363,424
NVR, Inc.*	3	22,317
Old Dominion Freight Line, Inc.	61	11,084
Onto Innovation, Inc.*	72	13,355
OraSure Technologies, Inc.*,1	16,097	85,153
Oscar Health, Inc., Class A*	8,376	145,491
Otis Worldwide Corp.[1]	7,833	714,370
Owens Corning[1]	3,783	636,338
PACCAR, Inc.[1]	1,635	173,490
Palo Alto Networks, Inc.*,1	244	70,977
Park Hotels & Resorts, Inc.	30,823	497,175
Parker-Hannifin Corp.[1]	1,470	801,018
Paychex, Inc.	108	12,831
Paycom Software, Inc.	68	12,783
PC Connection, Inc.	205	12,704
Penn Entertainment, Inc.*	71,207	1,177,764
Perdoceo Education Corp.	749	13,707
PG&E Corp.	14,374	245,939
Photronics, Inc.*,1	12,154	333,141
Pool Corp.	34	12,326
Powell Industries, Inc.[1]	1,946	278,278
Power Integrations, Inc.	194	12,944
PPL Corp.	8,822	242,252
Progressive Corp.[1]	1,070	222,827
Progyny, Inc.*	372	11,926
PulteGroup, Inc.[1]	8,486	945,510
Qualys, Inc.*	78	12,785
Quanex Building Products Corp.	359	11,926
Quanta Services, Inc.	1,767	456,876
Rambus, Inc.*	223	12,225
Reliance, Inc.	40	11,389
ResMed, Inc.	70	14,979
REV Group, Inc.[1]	17,347	379,205
REX American Resources Corp.*	249	13,777
RH*	6,588	1,627,565
Robert Half, Inc.	175	12,099
ROBLOX Corp., Class A*	14,431	513,166
Roivant Sciences Ltd.*,1	5,817	63,405
Rollins, Inc.	294	13,101
RPC, Inc.	1,660	11,105
Saia, Inc.*	22	8,730
SEI Investments Co.	189	12,465
SentinelOne, Inc., Class A*	91,377	1,930,796
Shake Shack, Inc., Class A*	1,900	201,115
Shoals Technologies Group, Inc., Class A*	5,354	45,241
Shutterstock, Inc.	297	12,685
SIGA Technologies, Inc.	1,532	13,451

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Simpson Manufacturing Co., Inc.	68	$11,825
Skyline Champion Corp.*	165	12,373
Skyworks Solutions, Inc.	128	13,644
SL Green Realty Corp.	10,520	524,212
Snap-on, Inc.	46	12,326
Sprinklr, Inc., Class A*	168,986	1,975,446
SPS Commerce, Inc.*	75	13,040
Standex International Corp.	76	13,139
Steel Dynamics, Inc.	92	11,971
Stellantis NV	10,462	231,487
Stellantis NV	3,045	67,903
Steven Madden Ltd.	324	13,093
Sunnova Energy International, Inc.*	9,082	38,235
Swiss Re AG	306	33,264
T Rowe Price Group, Inc.	113	12,381
Target Hospitality Corp.*	1,193	13,272
Tenaris SA	1,759	29,212
Teradyne, Inc.	125	14,540
Terawulf, Inc.*	22,300	48,391
Terex Corp.	210	11,771
Texas Pacific Land Corp.	24	13,831
TJX Cos., Inc.[1]	3,860	363,187
TKO Group Holdings, Inc.	27,781	2,630,027
Trex Co., Inc.*	138	12,220
TripAdvisor, Inc.*	20,526	540,450
U.S. Lime & Minerals, Inc.	14	4,340
Uber Technologies, Inc.*,1	16,558	1,097,299
UFP Industries, Inc.	113	12,735
UFP Technologies, Inc.*	56	11,533
Ulta Beauty, Inc.*	29	11,740
Union Pacific Corp.[1]	800	189,728
United Rentals, Inc.[1]	1,560	1,042,064
United Therapeutics Corp.*,1	291	68,190
Unity Software, Inc.*	8,744	212,217
Universal Display Corp.	82	12,954
USANA Health Sciences, Inc.*	283	11,750
Veeva Systems, Inc., Class A*	61	12,112
VeriSign, Inc.*	69	11,694
Vertiv Holdings Co., Class A	7,158	665,694
Viatris, Inc.[1]	54,722	633,134
VICI Properties, Inc.[1]	7,712	220,178
Vicor Corp.*	358	11,592
Visteon Corp.*	118	13,054
Vistra Corp.	5,427	411,584
Vita Coco Co., Inc.*	541	13,114
Vital Farms, Inc.*	536	14,343
Voyager Therapeutics, Inc.*	1,531	11,972
Wabash National Corp.	475	10,977
Walgreens Boots Alliance, Inc.[1]	6,488	115,032

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Warrior Met Coal, Inc.	216	$14,764
Watsco, Inc.	31	13,879
Watts Water Technologies, Inc., Class A	63	12,503
WD-40 Co.	54	12,211
Weatherford International PLC*,1	781	96,547
Wells Fargo & Co.[1]	9,290	551,083
West Pharmaceutical Services, Inc.	34	12,154
Williams-Sonoma, Inc.	43	12,332
Winmark Corp.	37	13,295
Worthington Enterprises, Inc.	217	12,404
WW Grainger, Inc.	13	11,978
XPEL, Inc.*	236	12,402
XPO, Inc.*,1	3,280	352,469
Xponential Fitness, Inc., Class A*,1	43,890	559,597
Yelp, Inc.*	331	13,319
YETI Holdings, Inc.*	352	12,573
Zoom Video Communications, Inc., Class A*	44,206	2,700,987
Zscaler, Inc.*,1	1,211	209,430
		85,538,865
Total common stocks (cost—$131,923,545)		136,571,787

Preferred stocks—0.2%
Germany—0.2%
Bayerische Motoren Werke AG	1,211	124,432
Volkswagen AG	3,863	473,237
Total preferred stocks (cost—$648,151)		597,669

Exchange traded funds: 1.3%
SPDR Gold Shares	12,412	2,629,731
VanEck Gold Miners ETF	51,438	1,704,141
VanEck Junior Gold Miners ETF[1]	7,440	301,022
Total exchange traded funds (cost—$4,284,104)		4,634,894

Investment companies—10.7%
AQR Style Premia Alternative Fund, Class R6	680,020	5,610,161
Carillon Reams Unconstrained Bond Fund, Class I	1,383,588	16,478,533
Virtus AlphaSimplex Managed Futures Strategy Fund, Class I	1,486,393	15,072,027
Total investment companies (cost—$37,946,167)		37,160,721

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Number of
	warrants	Value
Warrant: 0.0%†
Canada—0.0%
Constellation Software, Inc. expires 03/31/40*,3 (cost—$0)	100	$0

	Face amount[4]
Corporate bonds—10.1%
Canada—0.1%
Chorus Aviation, Inc.
6.000%, due 06/30/26[1,2]	CAD	736,149	513,350

United States—10.0%
Amyris, Inc.[5]
0.000%, due 11/15/26		525,000	15,750
Cinemark Holdings, Inc.
4.500%, due 08/15/25		3,000,000	4,023,540
GEO Corrections Holdings, Inc.
6.500%, due 02/23/26		1,000,000	1,778,290
Livent Corp.
4.125%, due 07/15/25		500,000	671,985
MicroStrategy, Inc.
0.750%, due 12/15/25		1,000,000	2,542,190
Palo Alto Networks, Inc.
0.375%, due 06/01/25		4,000,000	11,695,000
Patrick Industries, Inc.
1.750%, due 12/01/28		450,000	530,640
Royal Caribbean Cruises Ltd.
6.000%, due 08/15/25		2,250,000	6,428,430
Tandem Diabetes Care, Inc.
1.500%, due 05/01/25		1,000,000	978,616
Transocean, Inc.
4.625%, due 09/30/29		2,000,000	3,485,000

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Face amount[4]	Value
Corporate bonds—(continued)
United States—(continued)
Wayfair, Inc.
3.500%, due 11/15/28[2]	1,500,000	$2,011,950
Ziff Davis, Inc.
1.750%, due 11/01/26	500,000	453,007
		34,614,398
Total corporate bonds (cost—$31,031,075)		35,127,748

Number of shares
Short term investments—30.9%
Investment companies—30.9%
State Street Institutional U.S. Government Money Market Fund, 5.290%[6] (cost—$107,495,722)	107,495,722	107,495,722

	Number of contracts	Notional amount
Equity and foreign exchange options purchased—0.3%
Call options—0.3%
Call Eurex Dow Jones EURO STOXX 50 Dividend Futures,strike @130.000, expires 12/20/24 (Counterparty: JPMCB)	233	30,290	735,281
Call STOXX Europe 600 Basic Resources Index,strike @520.000, expires 06/21/24 (Counterparty: JPMCB)	81	42,120	370,841
Total			1,106,122
Put options—0.0%†
Put EURO STOXX 50 Index,strike @3,100.000, expires 06/21/24 (Counterparty: JPMCB)	22	68,200	118
Put EURO STOXX 50 Index,strike @3,200.000, expires 06/21/24 (Counterparty: JPMCB)	95	304,000	608

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Number of contracts	Notional amount	Value
Equity and foreign exchange options purchased—(continued)
Put options—(continued)
Put Wayfair, Inc.,strike @30.000, expires 05/17/24 (Counterparty: MSCI)	35	$1,050	$70
Put EURO STOXX 50 Index,strike @4,800.000, expires 06/21/24 (Counterparty: JPMCB)	33	158,400	21,659
Total			22,455
Total equity and foreign exchange options purchased (cost—$499,228)			1,128,577
Total Investments before Investments Sold Short (cost—$313,827,992)—92.8%			322,717,118

	Number of shares
Investments sold short—(26.7%)
Common stocks—(22.2%)
Australia—(0.2%)
APA Group	(18,014)	(96,131)
Champion Iron Ltd.	(32,240)	(146,136)
De Grey Mining Ltd.	(265,558)	(220,989)
Mineral Resources Ltd.	(7,392)	(335,318)
		(798,574)
Burkina Faso—(0.0%)†
IAMGOLD Corp.	(14,250)	(50,618)

Canada—(3.8%)
Aecon Group, Inc.	(7,900)	(97,039)
Allied Properties Real Estate Investment Trust	(11,090)	(136,385)
Altus Group Ltd.	(3,140)	(115,231)
Aritzia, Inc.	(1,850)	(47,895)
Automotive Properties Real Estate Investment Trust	(1,390)	(9,925)
Ballard Power Systems, Inc.	(40,800)	(107,287)
BCE, Inc.	(22,210)	(729,712)
Boston Pizza Royalties Income Fund	(5,150)	(58,808)
Brookfield Corp.	(2,920)	(117,127)
CAE, Inc.	(4,670)	(90,099)
Canada Goose Holdings, Inc.	(9,350)	(105,545)
Canadian Apartment Properties REIT	(12,570)	(391,257)
Canadian National Railway Co.	(3,330)	(404,177)
Canadian Tire Corp. Ltd.	(10,600)	(1,024,003)
Cogeco Communications, Inc.	(14,260)	(565,262)
CT Real Estate Investment Trust	(35,100)	(342,420)
Dream Office Real Estate Investment Trust	(5,700)	(78,255)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Canada—(continued)
Enbridge, Inc.	(21,030)	$(747,771)
Extendicare, Inc.	(23,360)	(123,023)
Fiera Capital Corp.	(46,270)	(230,569)
Filo Corp.	(15,500)	(277,765)
Granite Real Estate Investment Trust	(3,260)	(161,147)
IGM Financial, Inc.	(5,930)	(148,223)
Imperial Oil Ltd.	(5,840)	(401,523)
Innergex Renewable Energy, Inc.	(76,390)	(445,583)
Ivanhoe Mines Ltd.	(59,000)	(799,724)
Killam Apartment Real Estate Investment Trust	(8,420)	(105,139)
MEG Energy Corp.	(9,490)	(215,837)
Metro, Inc.	(15,090)	(771,901)
New Gold, Inc.	(112,880)	(195,151)
Precision Drilling Corp.	(2,610)	(182,993)
Premium Brands Holdings Corp.	(2,140)	(140,216)
RioCan Real Estate Investment Trust	(55,010)	(696,891)
Sleep Country Canada Holdings, Inc.	(20,550)	(407,970)
SmartCentres Real Estate Investment Trust	(36,120)	(584,574)
Stantec, Inc.	(4,720)	(375,810)
Stella-Jones, Inc.	(3,400)	(197,532)
StorageVault Canada, Inc.	(31,760)	(109,123)
Suncor Energy, Inc.	(5,240)	(199,947)
TC Energy Corp.	(1,649)	(59,077)
TELUS Corp.	(41,260)	(662,666)
Total Energy Services, Inc.	(20,320)	(142,881)
Trican Well Service Ltd.	(52,300)	(158,801)
Whitecap Resources, Inc.	(44,760)	(339,443)
		(13,301,707)
France—(0.2%)
Airbus SE	(3,121)	(513,585)
Sartorius Stedim Biotech	(1,341)	(288,807)
		(802,392)
Germany—(0.0%)†
MTU Aero Engines AG	(135)	(32,524)
Siemens Energy AG	(3,437)	(70,573)
		(103,097)
Ghana—(0.0%)†
Tullow Oil PLC	(84,340)	(38,093)

Israel—(0.0%)†
Mobileye Global, Inc.	(763)	(21,021)

Italy—(0.2%)
Amplifon SpA	(14,615)	(487,941)
Salvatore Ferragamo SpA	(3,180)	(31,555)
		(519,496)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Japan—(0.8%)
Daiichi Sankyo Co. Ltd.	(18,600)	$(626,033)
Dentsu Group, Inc.	(16,200)	(438,261)
Eisai Co. Ltd.	(14,300)	(587,287)
NIDEC Corp.	(1,700)	(79,616)
RENOVA, Inc.	(1,600)	(15,034)
Sumitomo Pharma Co. Ltd.	(73,000)	(184,231)
Suzuki Motor Corp.	(70,300)	(818,698)
		(2,749,160)
Jersey—(0.1%)
Arcadium Lithium PLC	(96,430)	(424,292)

Netherlands—(0.3%)
Argenx SE	(1,799)	(672,041)
OCI NV	(10,934)	(294,087)
		(966,128)
South Korea—(0.0%)†
Delivery Hero SE	(2,125)	(59,452)

Sweden—(0.4%)
Beijer Ref AB	(41,143)	(579,843)
EQT AB	(15,937)	(429,970)
PowerCell Sweden AB	(9,594)	(23,411)
Sagax AB	(17,185)	(430,348)
		(1,463,572)
Switzerland—(0.1%)
Avolta AG	(7,576)	(286,500)
IWG PLC	(9,868)	(22,783)
		(309,283)
Turkey—(0.1%)
Eldorado Gold Corp.	(7,540)	(107,460)

United Kingdom—(0.6%)
Croda International PLC	(3,006)	(172,173)
ITM Power PLC	(288,356)	(184,358)
Legal & General Group PLC	(223,984)	(657,505)
Melrose Industries PLC	(2,593)	(20,371)
Ocado Group PLC	(58,082)	(254,296)
Oxford Nanopore Technologies PLC	(56,372)	(69,247)
WPP PLC	(66,605)	(667,593)
		(2,025,543)
United States—(15.2%)
23andMe Holding Co.	(109,542)	(55,012)
ACELYRIN, Inc.	(13,235)	(55,322)
Air Products & Chemicals, Inc.	(225)	(53,177)
Alaska Air Group, Inc.	(1,860)	(80,017)
Albemarle Corp.	(535)	(64,366)
Allegiant Travel Co.	(1,490)	(81,294)
AMC Entertainment Holdings, Inc.	(38,153)	(111,788)
American Airlines Group, Inc.	(7,460)	(100,785)
American Water Works Co., Inc.	(807)	(98,712)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Apple, Inc.	(940)	$(160,110)
Applied Digital Corp.	(3,726)	(10,079)
Aptiv PLC	(279)	(19,809)
Armstrong World Industries, Inc.	(1,164)	(133,720)
Bank of America Corp.	(18,131)	(671,028)
BJ's Restaurants, Inc.	(4,740)	(154,477)
Boeing Co.	(937)	(157,266)
Booking Holdings, Inc.	(90)	(310,683)
Brown-Forman Corp.	(2,340)	(111,969)
BRP, Inc.	(5,770)	(388,201)
Brunswick Corp.	(1,100)	(88,704)
Camping World Holdings, Inc.	(10,488)	(212,592)
Capital One Financial Corp.	(1,845)	(264,628)
Carrier Global Corp.	(1,147)	(70,529)
Cassava Sciences, Inc.	(2,383)	(52,783)
Caterpillar, Inc.	(2,583)	(864,194)
CBRE Group, Inc.	(3,060)	(265,883)
Certara, Inc.	(13,519)	(231,310)
CH Robinson Worldwide, Inc.	(2,270)	(161,170)
ChargePoint Holdings, Inc.	(61,372)	(81,625)
Cinemark Holdings, Inc.	(167,226)	(2,866,254)
Clear Channel Outdoor Holdings, Inc.	(77,879)	(108,252)
Community Health Systems, Inc.	(37,440)	(123,552)
Copart, Inc.	(3,720)	(202,033)
Cracker Barrel Old Country Store, Inc.	(1,060)	(61,681)
CSX Corp.	(5,380)	(178,724)
Cushman & Wakefield PLC	(25,210)	(243,277)
Deere & Co.	(826)	(323,305)
Delta Air Lines, Inc.	(2,790)	(139,695)
DTE Energy Co.	(894)	(98,626)
Enovix Corp.	(3,993)	(24,996)
Exact Sciences Corp.	(106)	(6,291)
Expeditors International of Washington, Inc.	(1,890)	(210,376)
Freeport-McMoRan, Inc.	(10,438)	(521,273)
FuelCell Energy, Inc.	(193,616)	(179,637)
GE Vernova, Inc.	(605)	(92,995)
GEO Group, Inc.	(61,123)	(908,288)
Globalstar, Inc.	(9,649)	(12,447)
Graco, Inc.	(2,250)	(180,450)
Hershey Co.	(1,430)	(277,306)
Hilton Grand Vacations, Inc.	(5,961)	(248,216)
Honeywell International, Inc.	(773)	(148,980)
Illinois Tool Works, Inc.	(198)	(48,334)
J M Smucker Co.	(2,660)	(305,501)
Joby Aviation, Inc.	(33,399)	(168,665)
Jones Lang LaSalle, Inc.	(1,550)	(280,085)
Kennametal, Inc.	(14,060)	(330,832)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Kinder Morgan, Inc.	(1,979)	$(36,176)
Kura Sushi USA, Inc.	(381)	(41,940)
Landstar System, Inc.	(510)	(88,949)
Lattice Semiconductor Corp.	(583)	(39,994)
Leggett & Platt, Inc.	(7,130)	(128,839)
Lemonade, Inc.	(2,175)	(37,475)
Luminar Technologies, Inc.	(77,947)	(114,582)
Markel Group, Inc.	(150)	(218,760)
Martin Marietta Materials, Inc.	(1,470)	(862,993)
McDonald's Corp.	(2,458)	(671,132)
MicroStrategy, Inc.	(2,513)	(2,676,420)
MicroVision, Inc.	(87,630)	(127,064)
Moderna, Inc.	(6,611)	(729,259)
MongoDB, Inc.	(161)	(58,794)
MP Materials Corp.	(9,042)	(144,672)
NextDecade Corp.	(48,175)	(309,284)
Nucor Corp.	(1,576)	(265,603)
NVIDIA Corp.	(161)	(139,107)
Old Dominion Freight Line, Inc.	(1,460)	(265,297)
Oshkosh Corp.	(3,234)	(363,081)
Palo Alto Networks, Inc.	(40,320)	(11,728,685)
Patrick Industries, Inc.	(3,093)	(323,188)
PepsiCo, Inc.	(2,250)	(395,798)
Pinnacle Financial Partners, Inc.	(3,509)	(269,140)
Pliant Therapeutics, Inc.	(6,621)	(78,260)
Polaris, Inc.	(1,240)	(105,598)
PowerSchool Holdings, Inc.	(18,566)	(321,563)
Public Service Enterprise Group, Inc.	(1,576)	(108,870)
PureCycle Technologies, Inc.	(19,233)	(89,818)
QuantumScape Corp.	(45,363)	(245,867)
Ralph Lauren Corp.	(520)	(85,093)
Redfin Corp.	(38,382)	(215,323)
Revance Therapeutics, Inc.	(28,202)	(101,809)
Rivian Automotive, Inc.	(49,994)	(444,947)
ROBLOX Corp.	(10,210)	(363,068)
Rockwell Automation, Inc.	(740)	(200,510)
Royal Caribbean Cruises Ltd.	(43,558)	(6,082,004)
Saia, Inc.	(150)	(59,525)
SEI Investments Co.	(2,850)	(187,958)
Solid Power, Inc.	(90,773)	(153,406)
Southwest Airlines Co.	(2,790)	(72,373)
Steel Dynamics, Inc.	(2,065)	(268,698)
Synchrony Financial	(15,238)	(670,167)
T Rowe Price Group, Inc.	(1,710)	(187,365)
Targa Resources Corp.	(3,109)	(354,613)
Tellurian, Inc.	(18,633)	(8,014)
Tesla, Inc.	(437)	(80,093)
Texas Pacific Land Corp.	(36)	(20,747)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Thor Industries, Inc.	(1,410)	$(140,182)
Toast, Inc.	(27,398)	(647,415)
Trade Desk, Inc.	(7,769)	(643,662)
Transocean Ltd.	(559,858)	(2,922,459)
Triumph Group, Inc.	(18,085)	(241,616)
United Airlines Holdings, Inc.	(2,790)	(143,573)
United Rentals, Inc.	(199)	(132,930)
Unity Software, Inc.	(13,655)	(331,407)
Upstart Holdings, Inc.	(9,256)	(204,835)
Virgin Galactic Holdings, Inc.	(68,372)	(59,491)
Vornado Realty Trust	(9,711)	(252,777)
Vulcan Materials Co.	(2,170)	(559,057)
Wayfair, Inc.	(27,842)	(1,396,276)
WEC Energy Group, Inc.	(1,931)	(159,578)
Werner Enterprises, Inc.	(2,570)	(87,894)
Williams Cos., Inc.	(1,101)	(42,234)
Winnebago Industries, Inc.	(10,859)	(668,697)
Wynn Resorts Ltd.	(2,217)	(203,188)
Ziff Davis, Inc.	(1,200)	(60,132)
		(52,914,151)
Zambia—(0.2%)
First Quantum Minerals Ltd.	(43,900)	(557,420)
Total common stocks (proceeds—$(73,638,285))		(77,137,936)

Preferred stocks—(0.0%)†
Germany—(0.0%)†
Dr Ing hc F Porsche AG	(503)	(44,780)
Volkswagen AG	(178)	(21,806)
		(66,586)
Total preferred stocks (proceeds—$(74,315))		(66,586)

Exchange traded funds: (4.5)%
BMO S&P 500 Index ETF	(10,220)	(562,651)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2024 (unaudited)

	Number of shares	Value
Exchange traded funds—(continued)
iShares MSCI USA Momentum Factor ETF	(7,500)	$(1,328,325)
SPDR S&P 500 ETF Trust	(9,429)	(4,733,169)
SPDR Bloomberg High Yield Bond ETF	(5,440)	(508,259)
Industrial Select Sector SPDR Fund	(12,151)	(1,476,589)
Invesco QQQ Trust	(930)	(394,869)
iShares Russell 2000 ETF	(15,864)	(3,107,758)
iShares Core S&P/TSX Capped Composite Index ETF	(111,440)	(2,807,351)
SPDR Dow Jones Industrial Average ETF Trust	(620)	(234,441)
ARK Innovation ETF	(989)	(42,982)
SPDR S&P Regional Banking ETF	(8,270)	(388,855)
iShares Semiconductor ETF	(477)	(102,073)
Total exchange traded funds (proceeds—$(15,284,001))		(15,687,322)

	Face amount
Corporate bonds—(0.0%)†
United States—(0.0%)†
Patrick Industries, Inc.
4.750%, due 05/01/29 (proceeds—$(98,000))	$(100,000)	(90,903)
Total investments sold short (proceeds—$(89,094,601))		(92,982,747)
Other assets in excess of liabilities—33.9%		117,828,828
Net Assets—100.0%		$347,563,199

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Equity options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
EUR	32,620	233	Call Eurex Dow Jones EURO STOXX 50 Dividend Futures, strike @ 140.000	BNP	12/20/24	$84,398	$(492,591)	$(408,193)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2024 (unaudited)

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	700	14	Call Vertiv Holdings Co., strike @ 50.000	WF	07/19/24	$6,633	$(58,660)	$(52,027)
Total						$91,031	$(551,251)	$(460,220)

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
EUR	42,120	81	Put STOXX Europe 600 Basic Resources Index, strike @ 520.000	JPMCB	06/21/24	$116,378	$(8,644)	$107,734
EUR	6,555	69	Put Eurex Dow Jones EURO STOXX 50 Dividend Futures, strike @ 95.000	JPMCB	12/20/24	31,094	(74)	31,020
EUR	31,200	312	Put Eurex Dow Jones EURO STOXX 50 Dividend Futures, strike @ 100.000	JPMCB	12/20/24	106,369	(333)	106,036
EUR	25,630	233	Put Eurex Dow Jones EURO STOXX 50 Dividend Futures, strike @ 110.000	BNP	12/20/24	103,603	(249)	103,354
Total						$357,444	$(9,300)	$348,144
Total equity options written						$448,475	$(560,551)	$(112,076)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

Index futures buy contracts:
14	JPY	OSE Nikkei 225 Index Futures	June 2024	$3,526,985	$3,414,894	$(112,091)
20	USD	S&P 500 Index Futures	June 2024	5,186,811	5,067,000	(119,811)
Total				$8,713,796	$8,481,894	$(231,902)
Index futures sell contracts:
28	EUR	Eurex EURO STOXX 50 Futures	June 2024	$(1,472,182)	$(1,463,303)	$8,879
130	EUR	EURO STOXX 600 Index Futures	June 2024	(3,467,223)	(3,489,906)	(22,683)
26	USD	Russell 2000 Value Index Futures	June 2024	(2,731,184)	(2,581,280)	149,904
1	USD	S&P 500 Index Futures	June 2024	(262,049)	(253,350)	8,699
Total				$(7,932,638)	$(7,787,839)	$144,799
Net unrealized appreciation (depreciation)						$(87,103)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2024 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[7]	Payments received by the Portfolio[7]	Value	Unrealized appreciation (depreciation)
GBP	37,000	03/19/26	Annual	4.246%	12 Month GBPSONIA	$(115,329)	$(115,329)
GBP	37,862	03/19/26	Annual	4.161	12 Month GBPSONIA	(155,060)	(155,060)
GBP	75,415	06/18/26	Annual	4.270	12 Month GBPSONIA	(104,118)	(138,195)
JPY	3,116,747	12/20/28	Annual	12 Month JPY TONA	0.580%	(35,649)	(35,559)
JPY	1,984,550	12/20/28	Annual	12 Month JPY TONA	0.659	(72,580)	(72,508)
JPY	190,000	03/21/29	Annual	12 Month JPY TONA	0.584	587	585
JPY	290,000	06/19/29	Annual	12 Month JPY TONA	0.550	8,178	5,131
JPY	1,195,671	06/21/33	Annual	12 Month JPY TONA	0.621	156,440	156,466
JPY	207,643	09/20/33	Annual	12 Month JPY TONA	0.619	32,963	32,973
JPY	1,237,600	12/20/33	Annual	12 Month JPY TONA	0.956	(28,840)	(53,350)
JPY	1,375,713	12/20/33	Annual	12 Month JPY TONA	1.018	(84,095)	(84,091)
JPY	125,000	03/21/34	Annual	12 Month JPY TONA	0.980	(1,433)	(1,434)
JPY	135,000	06/19/34	Annual	12 Month JPY TONA	0.905	7,906	7,909
KRW	41,442,102	06/19/27	Quarterly	3.218	3 Month KRW COD Rate	(268,017)	(268,017)
USD	46,600	03/19/26	At Maturity	12 Month SOFR	4.017	297,373	297,373
USD	46,624	03/19/26	At Maturity	12 Month SOFR	3.970	317,976	317,976
Total						$(43,698)	$(105,130)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2024 (unaudited)

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[7]	Payments received by the Portfolio[7]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
BB	EUR	—		At Maturity	EURO STOXX 50 Index	0.000%	$—	$15,981	$15,981
BB	USD	1		At Maturity	S&P 500 Index	0.000	—	(14,312)	(14,312)
GSI	USD	—	10/18/24	At Maturity	0.000%	GS FX Intraday	—	27	27
JPMCB	USD	8	09/30/24	At Maturity	Provident Financial Services, Inc.	5.020	—	(247)	(247)
JPMCB	USD	10	09/30/24	At Maturity	5.620	Lakeland Bancorp, Inc.	—	906	906
JPMCB	USD	90	10/18/24	At Maturity	5.620	Albertsons Cos., Inc.	—	(50,348)	(50,348)
JPMCB	EUR	16	02/24/25	At Maturity	3.991	Veolia Environnement SA	—	16,042	16,042
JPMCB	EUR	7	02/24/25	At Maturity	Enel SpA	3.991	—	(2,331)	(2,331)
JPMCB	EUR	12	02/24/25	At Maturity	3.991	Engie SA	—	6,598	6,598
JPMCB	EUR	4	02/24/25	At Maturity	Iberdrola SA—Rights	3.991	—	(987)	(987)
JPMCB	EUR	15	02/24/25	At Maturity	3.991	Siemens Energy AG	—	25,887	25,887
JPMCB	EUR	—	03/06/25	At Maturity	STOXX Europe 600 Industrial Goods & Services Index	3.991	—	2,610	2,610
JPMCB	EUR	1	03/06/25	At Maturity	STOXX Europe 600 Utilities Index	3.991	—	(8,567)	(8,567)
JPMCB	GBP	4	03/06/25	At Maturity	National Grid PLC	5.200	—	(1,029)	(1,029)
JPMCB	GBP	5	03/06/25	At Maturity	5.200	Shell PLC	—	(1,701)	(1,701)
JPMCB	KRW	—	03/07/25	At Maturity	5.330	Hyundai Motor Co.	—	1,387	1,387
JPMCB	KRW	—	03/07/25	At Maturity	Ecopro Co. Ltd.	5.330	—	(553)	(553)
JPMCB	KRW	—	03/07/25	At Maturity	Ecopro BM Co. Ltd.	5.330	—	(1,236)	(1,236)
JPMCB	KRW	—	03/07/25	At Maturity	LG Energy Solution Ltd.	5.330	—	(1,660)	(1,660)
JPMCB	USD	12	05/08/25	At Maturity	5.620	Amedisys, Inc.	—	(3,911)	(3,911)
JPMCB	USD	7	05/27/25	At Maturity	5.660	GCI Liberty, Inc.	—	329	329
JPMCB	USD	9	07/07/25	At Maturity	5.620	American Equity Investment Life Holding Co.	—	(1,025)	(1,025)
JPMCB	USD	4	07/07/25	At Maturity	Brookfield Asset Management Ltd.	5.020	—	5,550	5,550
JPMCB	USD	19	07/28/25	At Maturity	Exxon Mobil Corp.	5.020	—	40,219	40,219
JPMCB	JPY	—	08/12/25	At Maturity	Daikin Industries Ltd.	0.077	—	(3,622)	(3,622)
JPMCB	JPY	2	08/12/25	At Maturity	FANUC Corp.	0.077	—	(127)	(127)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2024 (unaudited)

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[7]	Payments received by the Portfolio[6]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	USD	27	08/14/25	At Maturity	5.620%	Capri Holdings Ltd.	$—	$(69,013)	$(69,013)
JPMCB	USD	29	08/14/25	At Maturity	5.610	Chinook Therapeutics, Inc.	—	11,268	11,268
JPMCB	GBP	43	09/15/25	At Maturity	Smurfit Kappa Group PLC	4.900%	—	76,557	76,557
JPMCB	USD	44	09/15/25	At Maturity	5.620	Westrock Co.	—	(56,975)	(56,975)
JPMCB	USD	23	10/10/25	At Maturity	5.620	SP Plus Corp.	—	(21,174)	(21,174)
JPMCB	USD	8	10/14/25	At Maturity	5.620	Pioneer Natural Resources Co.	—	(9,290)	(9,290)
JPMCB	USD	50	10/20/25	At Maturity	5.620	Olink Holding AB	—	(10,553)	(10,553)
JPMCB	CNY	20	11/10/25	At Maturity	5.330	Sany Heavy Industry Co. Ltd.	—	1,387	1,387
JPMCB	USD	25	12/11/25	At Maturity	5.620	Cerevel Therapeutics Holdings, Inc.	—	12,717	12,717
JPMCB	USD	20	12/22/25	At Maturity	5.620	United States Steel Corp.	—	(79,574)	(79,574)
JPMCB	USD	58	01/12/26	At Maturity	5.620	Juniper Networks, Inc.	—	(133,079)	(133,079)
JPMCB	USD	28	01/12/26	At Maturity	5.620	Axonics, Inc.	—	(32,540)	(32,540)
JPMCB	USD	20	01/13/26	At Maturity	0.000	Mirati Therapeutics, Inc.	—	14,093	14,093
JPMCB	USD	290	01/16/26	At Maturity	5.620	Southwestern Energy Co.	—	(14,512)	(14,512)
JPMCB	USD	25	01/16/26	At Maturity	Chesapeake Energy Corp.	5.020	—	7,634	7,634
JPMCB	USD	5	01/20/26	At Maturity	5.620	ANSYS, Inc.	—	(99,483)	(99,483)
JPMCB	USD	2	01/20/26	At Maturity	Synopsys, Inc.	5.020	—	72,088	72,088
JPMCB	SEK	86	01/26/26	At Maturity	4.228	Kindred Group PLC	—	(4,688)	(4,688)
JPMCB	USD	18	01/30/26	At Maturity	5.620	McGrath RentCorp	—	(244,422)	(244,422)
JPMCB	USD	20	01/30/26	At Maturity	WillScot Mobile Mini Holdings Corp.	5.020	—	124,302	124,302
JPMCB	EUR	15	02/09/26	At Maturity	4.206	MorphoSys AG	—	(12,552)	(12,552)
JPMCB	GBP	47	02/09/26	At Maturity	Barratt Developments PLC	4.900	—	9,447	9,447
JPMCB	GBP	33	02/09/26	At Maturity	5.500	Redrow PLC	—	(6,593)	(6,593)
JPMCB	USD	25	02/09/26	At Maturity	5.620	Catalent, Inc.	—	(20,748)	(20,748)
JPMCB	USD	11	02/13/26	At Maturity	5.620	Masonite International Corp.	—	18,764	18,764
JPMCB	AUD	42	02/19/26	At Maturity	4.620	Altium Ltd.	—	22,071	22,071
JPMCB	USD	12	02/23/26	At Maturity	Capital One Financial Corp.	5.020	—	5,948	5,948

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2024 (unaudited)

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[7]	Payments received by the Portfolio[7]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	USD	14	02/23/26	At Maturity	5.620%	Discover Financial Services	$—	$13,845	$13,845
JPMCB	USD	103	02/26/26	At Maturity	5.620	Enerplus Corp.	—	(77,278)	(77,278)
JPMCB	USD	10	02/26/26	At Maturity	Chord Energy Corp.	5.020%	—	71,896	71,896
JPMCB	AUD	154	03/04/26	At Maturity	4.620	CSR Ltd.	—	4,998	4,998
JPMCB	AUD	143	03/16/26	At Maturity	4.620	Alumina Ltd	—	11,575	11,575
JPMCB	USD	4	03/16/26	At Maturity	Alcoa Corp.	5.020	—	4,730	4,730
JPMCB	USD	6	03/23/26	At Maturity	Utilities Select Sector SPDR Fund	5.330	—	(19,024)	(19,024)
JPMCB	USD	4	03/23/26	At Maturity	Industrial Select Sector SPDR Fund	5.330	—	2,043	2,043
JPMCB	USD	38	04/06/26	At Maturity	Schlumberger NV	5.020	—	250,913	250,913
JPMCB	USD	54	04/06/26	At Maturity	5.620	ChampionX Corp.	—	(264,160)	(264,160)
JPMCB	USD	6	04/09/26	At Maturity	5.620	Shockwave Medical, Inc.	—	26,310	26,310
JPMCB	GBP	58	04/23/26	At Maturity	5.500	DS Smith PLC	—	198	198
JPMCB	USD	1	04/23/26	At Maturity	5.620	Encore Wire Corp.	—	(3,047)	(3,047)
JPMCB	USD	7	04/23/26	At Maturity	International Paper Co.	5.020	—	(3,047)	(3,047)
JPMCB	USD	3	04/24/26	At Maturity	CoStar Group, Inc.	5.020	—	(13,997)	(13,997)
JPMCB	USD	151	04/24/26	At Maturity	5.620	Matterport, Inc.	—	(15,029)	(15,029)
JPMCB	USD	53	04/29/26	At Maturity	5.620	HashiCorp, Inc.	—	(23,743)	(23,743)
JPMCB	USD	9	05/01/26	At Maturity	0.000	Heartland Financial USA, Inc.	—	(79)	(79)
JPMCB	USD	5	05/01/26	At Maturity	UMB Financial Corp.	0.000	—	(1,904)	(1,904)
JPMCB	USD	46	05/01/26	At Maturity	0.000	Deciphera Pharmaceuticals, Inc.	—	1,032	1,032
MSCI	EUR	—		At Maturity	EURO STOXX 50 Index	0.000	—	(11,818)	(11,818)
MSCI	USD	3	10/18/24	At Maturity	0.000	GS FX Intraday	—	1,949	1,949
MSCI	USD	2	10/18/24	At Maturity	0.000	MSESLRLS Index	—	572	572
MSCI	USD	3	10/18/24	At Maturity	0.000	SPX Bespoke 3% threshold intraday momentum strategy	—	(831)	(831)
							$—	$(458,936)	$(458,936)

PACE Alternative Strategies Investments
Portfolio of investments – April 30, 2024 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	IDR	4,941,862,000	USD	315,012	05/02/24	$11,084
BB	PLN	631,000	USD	158,806	05/02/24	3,249
BB	USD	155,478	BRL	775,000	05/02/24	(6,227)
BB	CAD	211,000	USD	155,996	05/07/24	2,711
BB	PHP	8,782,000	USD	156,055	05/07/24	4,050
BB	USD	155,488	CAD	211,000	05/07/24	(2,202)
BB	USD	311,672	CLP	298,750,000	05/08/24	(520)
BB	USD	158,859	EUR	146,000	05/08/24	(3,017)
BB	COP	1,231,860,000	USD	310,808	05/15/24	(2,578)
BB	USD	160,055	EUR	146,000	05/15/24	(4,170)
BB	USD	159,598	CZK	3,716,000	05/22/24	(1,935)
BB	MYR	755,000	USD	158,039	05/23/24	(362)
BB	USD	159,653	MYR	755,000	05/23/24	(1,252)
BB	USD	154,578	IDR	2,426,770,000	05/31/24	(5,427)
BB	USD	155,786	MYR	739,000	05/31/24	(665)
BB	CAD	211,000	USD	155,555	06/06/24	2,199
BB	COP	613,024,000	USD	159,121	06/07/24	3,683
BB	HUF	56,761,000	USD	154,675	06/07/24	208
BB	USD	155,026	MYR	736,000	06/07/24	(467)
BB	USD	156,343	PHP	8,657,000	06/13/24	(6,631)
BB	CLP	151,306,000	USD	161,002	06/14/24	3,469
BB	MYR	732,000	USD	157,048	06/14/24	3,260
BB	USD	153,790	COP	612,702,000	06/14/24	1,396
BB	CZK	3,661,000	USD	157,261	06/21/24	1,897
BB	MYR	745,000	USD	157,742	06/21/24	1,153
BB	CLP	152,931,000	USD	161,060	06/28/24	1,844
BB	USD	156,234	PHP	8,793,000	06/28/24	(4,220)
BB	CLP	305,786,000	USD	320,104	07/05/24	1,764
BB	COP	1,201,589,000	USD	305,702	07/05/24	2,360
BB	EUR	146,000	USD	157,813	07/05/24	1,587
BB	MYR	746,000	USD	157,288	07/05/24	347
BB	USD	310,556	COP	1,201,589,000	07/05/24	(7,214)
BB	USD	156,332	HUF	57,437,000	07/05/24	(208)
BB	USD	156,904	MYR	746,000	07/05/24	37
BB	EUR	144,000	USD	157,059	07/11/24	2,930
BB	USD	315,134	CLP	296,260,000	07/11/24	(6,722)
BB	PLN	634,000	USD	155,377	07/18/24	(786)
BB	USD	9,237	GBP	7,400	07/18/24	15
BB	PEN	573,000	USD	154,986	07/25/24	2,917
BB	USD	311,220	CLP	295,610,000	07/25/24	(3,514)
BB	USD	152,256	CLP	145,447,000	08/05/24	(868)
BB	USD	151,178	COP	596,932,000	08/05/24	(1,210)
BB	USD	155,266	MYR	737,000	08/05/24	90
BNP	NOK	1,634,000	USD	155,518	05/02/24	8,424
BNP	USD	153,547	COP	615,384,000	05/02/24	3,318
BNP	USD	153,572	CZK	3,589,000	05/02/24	(1,297)
BNP	USD	156,595	EUR	144,000	05/02/24	(2,918)
BNP	AUD	482,000	USD	313,768	05/08/24	1,472

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2024 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BNP	CHF	136,000	USD	157,328	05/08/24	$9,299
BNP	HUF	56,278,000	USD	153,637	05/08/24	245
BNP	INR	12,977,000	USD	156,225	05/08/24	717
BNP	USD	313,526	AUD	482,000	05/08/24	(1,230)
BNP	USD	155,154	HUF	56,278,000	05/08/24	(1,762)
BNP	IDR	4,915,614,000	USD	311,186	05/13/24	8,928
BNP	CAD	211,000	USD	157,136	05/14/24	3,834
BNP	USD	156,710	CAD	211,000	05/14/24	(3,408)
BNP	HUF	56,460,000	USD	155,065	05/15/24	1,236
BNP	USD	155,993	CLP	152,740,000	05/15/24	3,073
BNP	USD	156,225	HUF	56,460,000	05/15/24	(2,396)
BNP	USD	156,523	INR	13,041,000	05/15/24	(284)
BNP	USD	158,465	NZD	257,000	05/15/24	(7,028)
BNP	CAD	212,000	USD	157,325	05/21/24	3,280
BNP	USD	156,385	CAD	212,000	05/21/24	(2,340)
BNP	USD	154,224	CAD	209,000	05/28/24	(2,343)
BNP	HUF	55,616,000	USD	151,750	05/31/24	350
BNP	SEK	1,596,000	USD	151,703	05/31/24	6,700
BNP	USD	151,949	NZD	252,000	05/31/24	(3,459)
BNP	USD	155,506	CAD	211,000	06/06/24	(2,150)
BNP	AUD	240,000	USD	156,248	06/07/24	608
BNP	INR	25,796,000	USD	308,530	06/07/24	(274)
BNP	NOK	1,645,000	USD	151,938	06/07/24	3,720
BNP	SEK	1,616,000	USD	151,062	06/07/24	4,195
BNP	USD	152,963	CHF	138,000	06/07/24	(2,250)
BNP	USD	154,761	HUF	56,761,000	06/07/24	(294)
BNP	USD	155,227	IDR	2,453,557,000	06/07/24	(4,458)
BNP	USD	310,220	INR	25,796,000	06/07/24	(1,418)
BNP	COP	612,702,000	USD	161,543	06/14/24	6,358
BNP	NOK	1,637,000	USD	153,688	06/14/24	6,165
BNP	NZD	254,000	USD	156,613	06/14/24	6,944
BNP	USD	155,929	HUF	56,835,000	06/14/24	(1,306)
BNP	USD	153,763	NZD	254,000	06/14/24	(4,094)
BNP	CAD	213,000	USD	157,190	06/20/24	2,343
BNP	USD	154,540	CAD	213,000	06/20/24	308
BNP	CLP	298,490,000	USD	301,936	06/21/24	(8,830)
BNP	COP	612,945,000	USD	153,443	06/21/24	(1,634)
BNP	INR	13,063,000	USD	156,033	06/21/24	(268)
BNP	USD	154,441	EUR	145,000	06/21/24	618
BNP	CAD	212,000	USD	156,505	06/27/24	2,366
BNP	NZD	259,000	USD	156,166	06/27/24	3,551
BNP	USD	154,782	CAD	212,000	06/27/24	(642)
BNP	EUR	144,000	USD	156,920	06/28/24	2,883
BNP	INR	13,018,000	USD	155,850	06/28/24	126
BNP	SEK	1,648,000	USD	151,717	06/28/24	1,794
BNP	USD	153,421	CZK	3,636,000	06/28/24	893
BNP	USD	155,527	HUF	57,065,000	06/28/24	(369)
BNP	USD	156,831	SEK	1,648,000	06/28/24	(6,909)
BNP	COP	1,216,256,000	USD	307,014	07/02/24	(174)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2024 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BNP	CHF	285,000	USD	316,892	07/05/24	$4,641
BNP	USD	157,117	EUR	146,000	07/05/24	(891)
BNP	USD	156,356	INR	13,087,000	07/05/24	155
BNP	USD	157,203	NOK	1,701,000	07/05/24	(3,833)
BNP	USD	156,475	NZD	263,000	07/05/24	(1,502)
BNP	USD	156,548	PHP	8,839,000	07/05/24	(3,760)
BNP	NZD	259,000	USD	156,785	07/11/24	4,169
BNP	USD	310,566	COP	1,182,994,000	07/11/24	(12,198)
BNP	USD	157,064	NOK	1,672,000	07/11/24	(6,287)
BNP	USD	156,064	CAD	215,000	07/17/24	313
BNP	CHF	3,000	USD	3,318	07/18/24	26
BNP	EUR	147,000	USD	156,765	07/18/24	(626)
BNP	GBP	50,800	USD	63,617	07/18/24	113
BNP	SEK	252,300	USD	23,283	07/18/24	308
BNP	USD	309,188	CLP	305,746,000	07/18/24	9,082
BNP	USD	151,990	COP	609,798,000	07/18/24	1,641
BNP	USD	23,798	SEK	255,200	07/18/24	(560)
BNP	USD	155,545	INR	13,036,000	07/19/24	274
BNP	USD	152,612	COP	607,068,000	07/25/24	164
BNP	USD	308,994	INR	25,837,000	07/25/24	(234)
BNP	NZD	260,000	USD	154,690	08/02/24	1,484
BNP	EUR	144,000	USD	155,187	08/05/24	880
BOA	MXN	2,691,000	USD	154,142	05/02/24	(2,944)
BOA	THB	11,230,000	USD	315,954	05/15/24	12,648
BOA	USD	308,582	COP	1,231,860,000	05/15/24	4,804
BOA	USD	154,709	COP	614,964,000	05/22/24	1,582
BOA	USD	158,687	GBP	125,000	05/22/24	(2,478)
BOA	USD	156,480	HUF	56,766,000	05/22/24	(1,876)
BOA	CLP	303,524,000	USD	313,160	06/07/24	(2,864)
BOA	USD	305,338	CHF	274,000	06/14/24	(5,856)
BOA	NZD	260,000	USD	157,245	06/21/24	4,040
BOA	USD	315,348	CLP	305,786,000	07/05/24	2,994
BOA	CHF	284,000	USD	317,456	07/11/24	6,086
BOA	USD	33,109	EUR	30,700	07/18/24	(239)
CITI	USD	154,370	CHF	135,000	05/02/24	(7,512)
CITI	USD	156,150	MXN	2,691,000	05/02/24	936
CITI	ZAR	2,957,000	USD	153,323	05/02/24	(3,787)
CITI	CLP	298,750,000	USD	305,912	05/08/24	(5,240)
CITI	CLP	152,740,000	USD	158,185	05/15/24	(881)
CITI	USD	155,354	BRL	779,000	05/15/24	(5,516)
CITI	USD	318,730	CZK	7,366,000	05/15/24	(6,212)
CITI	ZAR	2,959,000	USD	158,643	05/15/24	1,580
CITI	CLP	152,035,000	USD	158,719	05/22/24	399
CITI	CZK	3,716,000	USD	157,447	05/22/24	(216)
CITI	USD	313,286	AUD	480,000	05/22/24	(2,154)
CITI	USD	157,170	CLP	152,035,000	05/22/24	1,150
CITI	USD	158,123	SEK	1,636,000	05/22/24	(9,547)
CITI	CHF	272,000	USD	311,994	05/31/24	15,170
CITI	CLP	153,411,000	USD	156,756	05/31/24	(2,981)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2024 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
CITI	MXN	2,647,000	USD	152,916	05/31/24	$(914)
CITI	USD	154,496	GBP	122,000	05/31/24	(2,028)
CITI	USD	154,017	ZAR	2,978,000	05/31/24	3,851
CITI	ZAR	2,978,000	USD	156,435	05/31/24	(1,433)
CITI	CZK	3,640,000	USD	155,632	06/07/24	1,180
CITI	USD	310,634	CLP	303,524,000	06/07/24	5,390
CITI	USD	154,991	CZK	3,640,000	06/07/24	(540)
CITI	USD	154,757	GBP	123,000	06/07/24	(1,034)
CITI	USD	152,702	NZD	256,000	06/07/24	(1,855)
CITI	CZK	3,617,000	USD	156,549	06/14/24	3,063
CITI	USD	156,615	CLP	151,306,000	06/14/24	917
CITI	USD	155,443	ZAR	2,907,000	06/14/24	(1,513)
CITI	AUD	241,000	USD	157,431	06/21/24	1,080
CITI	USD	311,440	CLP	298,490,000	06/21/24	(676)
CITI	HUF	57,065,000	USD	153,893	06/28/24	(1,265)
CITI	USD	156,219	CLP	152,931,000	06/28/24	2,996
CITI	USD	154,960	ZAR	2,957,000	06/28/24	1,441
CITI	NZD	263,000	USD	156,872	07/05/24	1,900
CITI	EUR	3,152,768	USD	3,395,729	07/18/24	20,108
CITI	SEK	2,713,315	USD	253,439	07/18/24	6,362
CITI	USD	88,348	EUR	82,100	07/18/24	(445)
CITI	USD	308,367	HUF	114,453,000	07/25/24	2,476
GS	THB	5,538,000	USD	157,334	05/02/24	7,901
GS	USD	156,867	NOK	1,634,000	05/02/24	(9,772)
GS	USD	156,538	PLN	631,000	05/02/24	(982)
GS	USD	155,387	ZAR	2,957,000	05/02/24	1,723
GS	THB	5,573,000	USD	157,039	05/08/24	6,603
GS	USD	156,877	NZD	258,000	05/08/24	(4,851)
GS	USD	156,132	PLN	632,000	05/08/24	(332)
GS	CHF	138,000	USD	158,412	05/15/24	8,089
GS	USD	158,232	MXN	2,687,000	05/15/24	(1,678)
GS	USD	157,761	NOK	1,651,000	05/15/24	(9,090)
GS	USD	156,183	ZAR	2,959,000	05/15/24	880
GS	CHF	278,000	USD	318,304	05/22/24	15,240
GS	USD	156,868	MXN	2,681,000	05/22/24	(839)
GS	USD	157,177	MXN	2,647,000	05/31/24	(3,347)
GS	NZD	256,000	USD	155,653	06/07/24	4,806
GS	ZAR	2,966,000	USD	156,974	06/07/24	(170)
GS	HUF	56,835,000	USD	158,272	06/14/24	3,649
GS	MXN	2,627,000	USD	153,987	06/14/24	1,659
GS	USD	159,596	MXN	2,627,000	06/14/24	(7,268)
GS	HUF	57,430,000	USD	153,855	06/21/24	(2,341)
GS	MXN	2,664,000	USD	155,156	06/21/24	855
GS	USD	308,882	CHF	280,000	06/21/24	(2,600)
GS	MXN	2,606,000	USD	153,988	07/01/24	3,286
GS	USD	150,595	MXN	2,606,000	07/01/24	107
GS	NOK	1,674,000	USD	152,368	07/02/24	1,444
GS	USD	156,061	ZAR	2,956,000	07/05/24	199
GS	ZAR	2,956,000	USD	157,431	07/05/24	1,171

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2024 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
GS	MXN	2,554,000	USD	154,486	07/11/24	$7,024
GS	USD	156,168	HUF	56,137,000	07/11/24	(3,617)
GS	CHF	363,000	USD	401,768	07/18/24	3,462
GS	USD	155,229	HUF	58,010,000	07/18/24	2,366
GS	MXN	2,650,000	USD	152,548	07/25/24	(120)
GS	PLN	629,000	USD	154,471	07/25/24	(448)
GS	USD	154,908	NOK	1,701,000	07/25/24	(1,464)
GS	USD	153,378	ZAR	2,887,000	08/05/24	(1,140)
GSI	CLP	291,282,000	USD	295,494	05/02/24	(7,910)
GSI	COP	615,384,000	USD	154,362	05/02/24	(2,503)
GSI	INR	26,028,000	USD	313,186	05/02/24	1,236
GSI	KRW	208,181,000	USD	150,998	05/02/24	371
GSI	TWD	4,878,000	USD	149,595	05/02/24	(211)
GSI	USD	155,970	INR	13,014,000	05/02/24	5
GSI	USD	157,367	KRW	208,181,000	05/02/24	(6,740)
GSI	USD	154,931	TWD	4,878,000	05/02/24	(5,124)
GSI	BRL	778,000	USD	156,062	05/08/24	6,325
GSI	COP	619,778,000	USD	155,453	05/08/24	(2,389)
GSI	USD	154,453	COP	619,778,000	05/08/24	3,389
GSI	INR	13,041,000	USD	157,261	05/15/24	1,022
GSI	USD	156,900	IDR	2,460,040,000	05/16/24	(5,646)
GSI	COP	614,964,000	USD	155,566	05/22/24	(726)
GSI	IDR	2,464,924,000	USD	156,404	05/22/24	4,872
GSI	INR	13,048,000	USD	156,880	05/22/24	595
GSI	USD	156,665	INR	13,048,000	05/22/24	(380)
GSI	COP	614,275,000	USD	156,996	05/31/24	1,079
GSI	USD	155,544	CLP	153,411,000	05/31/24	4,193
GSI	USD	153,339	COP	614,275,000	05/31/24	2,578
GSI	USD	154,601	INR	12,862,000	05/31/24	(592)
GSI	USD	153,037	COP	613,024,000	06/07/24	2,401
GSI	PHP	8,657,000	USD	153,330	06/13/24	3,618
GSI	INR	25,908,000	USD	310,760	06/14/24	692
GSI	USD	312,107	INR	25,908,000	06/14/24	(2,038)
GSI	BRL	791,000	USD	150,267	06/21/24	(1,353)
GSI	USD	154,316	COP	612,945,000	06/21/24	761
GSI	USD	156,758	IDR	2,472,075,000	06/21/24	(4,911)
GSI	USD	156,904	INR	13,063,000	06/21/24	(603)
GSI	PHP	8,793,000	USD	152,571	06/28/24	557
GSI	USD	154,863	MYR	738,000	06/28/24	325
GSI	USD	309,406	COP	1,216,256,000	07/02/24	(2,216)
GSI	BRL	795,000	USD	153,585	07/05/24	1,435
GSI	INR	13,087,000	USD	156,500	07/05/24	(10)
GSI	PHP	8,839,000	USD	153,120	07/05/24	332
GSI	USD	156,906	PHP	8,863,000	07/11/24	(3,718)
GSI	USD	313,264	INR	26,144,000	07/12/24	(682)
GSI	USD	153,306	BRL	809,000	07/18/24	1,339
GSI	USD	154,641	PHP	8,916,000	07/24/24	(571)
GSI	USD	154,394	PHP	8,917,000	08/02/24	(328)
GSI	USD	152,225	BRL	790,000	08/05/24	(1,460)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2024 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
GSI	USD	307,836	INR	25,773,000	08/05/24	$34
HSBC	USD	157,233	GBP	124,000	05/01/24	(2,289)
HSBC	BRL	775,000	USD	154,997	05/02/24	5,746
HSBC	INR	26,028,000	USD	311,940	05/02/24	(12)
HSBC	TWD	4,878,000	USD	158,391	05/02/24	8,584
HSBC	USD	311,912	INR	26,028,000	05/02/24	38
HSBC	USD	156,696	PHP	8,782,000	05/07/24	(4,690)
HSBC	EUR	146,000	USD	157,242	05/08/24	1,401
HSBC	NOK	1,670,000	USD	158,434	05/08/24	8,079
HSBC	USD	155,656	INR	12,977,000	05/08/24	(147)
HSBC	USD	156,044	MXN	2,673,000	05/08/24	(132)
HSBC	USD	156,007	THB	5,573,000	05/08/24	(5,570)
HSBC	USD	154,854	ZAR	2,962,000	05/08/24	2,457
HSBC	USD	310,958	IDR	4,915,614,000	05/13/24	(8,700)
HSBC	CZK	7,366,000	USD	314,168	05/15/24	1,650
HSBC	NOK	1,651,000	USD	158,132	05/15/24	9,461
HSBC	SEK	1,641,000	USD	157,989	05/15/24	9,006
HSBC	USD	316,732	THB	11,230,000	05/15/24	(13,426)
HSBC	HUF	56,766,000	USD	154,922	05/22/24	317
HSBC	USD	315,058	CHF	278,000	05/22/24	(11,994)
HSBC	ZAR	2,998,000	USD	156,954	05/22/24	(2,090)
HSBC	THB	5,685,000	USD	158,226	05/23/24	4,586
HSBC	USD	158,013	THB	5,685,000	05/23/24	(4,374)
HSBC	GBP	122,000	USD	154,724	05/31/24	2,256
HSBC	IDR	2,426,770,000	USD	153,459	05/31/24	4,308
HSBC	INR	12,862,000	USD	154,160	05/31/24	151
HSBC	USD	307,638	THB	11,111,000	05/31/24	(7,170)
HSBC	MXN	2,641,000	USD	153,470	06/07/24	159
HSBC	THB	11,145,000	USD	312,542	06/07/24	10,989
HSBC	USD	157,765	MXN	2,641,000	06/07/24	(4,454)
HSBC	USD	156,168	NOK	1,645,000	06/07/24	(7,950)
HSBC	USD	304,533	THB	11,145,000	06/07/24	(2,980)
HSBC	IDR	2,439,783,000	USD	157,126	06/14/24	7,232
HSBC	THB	11,134,000	USD	314,582	06/14/24	13,160
HSBC	USD	156,900	NOK	1,637,000	06/14/24	(9,378)
HSBC	USD	307,422	THB	11,134,000	06/14/24	(5,998)
HSBC	PHP	8,797,000	USD	154,071	06/20/24	1,961
HSBC	USD	157,237	PHP	8,797,000	06/20/24	(5,128)
HSBC	CHF	280,000	USD	318,324	06/21/24	12,042
HSBC	THB	11,352,000	USD	316,042	06/21/24	8,546
HSBC	USD	156,514	HUF	57,430,000	06/21/24	(318)
HSBC	USD	156,893	MXN	2,664,000	06/21/24	(2,592)
HSBC	USD	153,042	NZD	260,000	06/21/24	162
HSBC	USD	310,748	THB	11,352,000	06/21/24	(3,254)
HSBC	USD	156,094	ZAR	2,990,000	06/24/24	2,103
HSBC	BRL	777,000	USD	149,116	06/28/24	298
HSBC	THB	11,340,000	USD	314,502	06/28/24	7,162
HSBC	USD	153,993	EUR	144,000	06/28/24	45
HSBC	USD	155,936	IDR	2,467,832,000	06/28/24	(4,380)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2024 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
HSBC	USD	155,882	INR	13,018,000	06/28/24	$(158)
HSBC	USD	306,992	THB	11,340,000	06/28/24	348
HSBC	HUF	57,437,000	USD	157,276	07/05/24	1,152
HSBC	MXN	2,601,000	USD	154,688	07/05/24	4,370
HSBC	THB	11,515,000	USD	315,131	07/05/24	2,874
HSBC	USD	151,629	MXN	2,601,000	07/05/24	(1,311)
HSBC	USD	156,239	SGD	212,000	07/05/24	(474)
HSBC	USD	311,755	THB	11,515,000	07/05/24	502
HSBC	THB	11,415,000	USD	315,680	07/11/24	5,985
HSBC	SGD	211,000	USD	157,449	07/12/24	2,369
HSBC	USD	155,563	PHP	8,887,000	07/17/24	(1,975)
HSBC	CHF	3,883,119	JPY	648,795,239	07/18/24	(98,838)
HSBC	CHF	16,400	USD	18,143	07/18/24	148
HSBC	MXN	2,627,000	USD	154,048	07/18/24	2,539
HSBC	NOK	189,300	USD	17,509	07/18/24	436
HSBC	NZD	265,000	USD	155,987	07/18/24	(164)
HSBC	THB	11,434,000	USD	313,426	07/18/24	3,042
HSBC	USD	1,991	CHF	1,800	07/18/24	(16)
HSBC	EUR	145,000	USD	155,256	07/25/24	(44)
HSBC	THB	5,741,000	USD	155,654	07/25/24	(277)
HSBC	USD	153,336	BRL	801,000	07/25/24	(319)
HSBC	MXN	2,625,000	USD	152,270	08/05/24	1,304
HSBC	SGD	420,000	USD	309,982	08/05/24	948
HSBC	THB	11,447,000	USD	310,476	08/05/24	(710)
HSBC	USD	153,877	HUF	56,264,000	08/05/24	(1,140)
JPMCB	USD	155,029	THB	5,538,000	05/02/24	(5,595)
JPMCB	GBP	90,239	USD	114,867	05/31/24	2,093
JPMCB	THB	11,111,000	USD	311,556	05/31/24	11,089
JPMCB	USD	208,469	GBP	167,510	05/31/24	874
JPMCB	USD	423,107	GBP	335,331	05/31/24	(4,032)
JPMCB	SEK	1,596,000	USD	151,846	06/14/24	6,749
JPMCB	USD	154,968	CZK	3,617,000	06/14/24	(1,481)
JPMCB	USD	153,824	CZK	3,661,000	06/21/24	1,541
JPMCB	CZK	3,636,000	USD	156,298	06/28/24	1,984
JPMCB	USD	156,490	NOK	1,674,000	07/02/24	(5,565)
JPMCB	SGD	211,000	USD	155,461	07/25/24	287
JPMCB	USD	154,473	GBP	123,000	08/02/24	(699)
JPMCB	AUD	42,917	USD	27,607	08/30/24	(287)
MSCI	GBP	124,000	USD	157,305	05/01/24	2,361
MSCI	NZD	512,000	USD	313,710	05/01/24	12,014
MSCI	USD	155,518	AUD	237,000	05/01/24	(1,989)
MSCI	USD	315,492	NZD	512,000	05/01/24	(13,796)
MSCI	CHF	135,000	USD	157,974	05/02/24	11,115
MSCI	CZK	3,589,000	USD	156,390	05/02/24	4,115
MSCI	EUR	144,000	USD	156,744	05/02/24	3,067
MSCI	IDR	2,470,931,000	USD	152,067	05/02/24	103
MSCI	KRW	208,181,000	USD	156,871	05/02/24	6,244
MSCI	SEK	1,629,000	USD	157,086	05/02/24	9,269
MSCI	USD	310,652	CLP	291,282,000	05/02/24	(7,248)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2024 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
MSCI	USD	312,498	IDR	4,941,862,000	05/02/24	$(8,570)
MSCI	USD	150,998	KRW	208,181,000	05/02/24	(371)
MSCI	USD	158,629	SEK	1,629,000	05/02/24	(10,812)
MSCI	GBP	125,000	USD	156,826	05/08/24	628
MSCI	MXN	2,673,000	USD	154,010	05/08/24	(1,902)
MSCI	NZD	258,000	USD	156,108	05/08/24	4,082
MSCI	PLN	632,000	USD	158,435	05/08/24	2,636
MSCI	SEK	1,657,000	USD	156,686	05/08/24	6,297
MSCI	USD	154,928	BRL	778,000	05/08/24	(5,191)
MSCI	USD	154,531	CHF	136,000	05/08/24	(6,502)
MSCI	USD	158,600	GBP	125,000	05/08/24	(2,402)
MSCI	USD	159,934	SEK	1,657,000	05/08/24	(9,545)
MSCI	ZAR	2,962,000	USD	155,058	05/08/24	(2,253)
MSCI	BRL	779,000	USD	155,984	05/15/24	6,147
MSCI	CNY	298,037	USD	41,762	05/15/24	572
MSCI	MXN	2,687,000	USD	154,964	05/15/24	(1,589)
MSCI	NZD	257,000	USD	157,121	05/15/24	5,684
MSCI	USD	159,814	AUD	241,000	05/15/24	(3,633)
MSCI	USD	158,529	CHF	138,000	05/15/24	(8,205)
MSCI	USD	161,403	SEK	1,641,000	05/15/24	(12,420)
MSCI	KRW	52,572,246	USD	39,095	05/20/24	1,024
MSCI	USD	88,646	KRW	118,459,450	05/20/24	(2,861)
MSCI	AUD	480,000	USD	315,312	05/22/24	4,180
MSCI	EUR	146,000	USD	158,200	05/22/24	2,272
MSCI	GBP	125,000	USD	157,629	05/22/24	1,419
MSCI	MXN	2,681,000	USD	155,158	05/22/24	(872)
MSCI	SEK	1,636,000	USD	156,671	05/22/24	8,095
MSCI	USD	158,750	EUR	146,000	05/22/24	(2,822)
MSCI	USD	156,988	IDR	2,464,924,000	05/22/24	(5,456)
MSCI	USD	156,252	ZAR	2,998,000	05/22/24	2,791
MSCI	CAD	209,000	USD	155,057	05/28/24	3,177
MSCI	AUD	474,000	USD	311,312	05/31/24	3,984
MSCI	MYR	739,000	USD	156,835	05/31/24	1,714
MSCI	NZD	252,000	USD	155,262	05/31/24	6,772
MSCI	USD	311,428	AUD	474,000	05/31/24	(4,102)
MSCI	USD	304,042	CHF	272,000	05/31/24	(7,220)
MSCI	USD	154,158	HUF	55,616,000	05/31/24	(2,758)
MSCI	USD	155,597	SEK	1,596,000	05/31/24	(10,594)
MSCI	CHF	138,000	USD	157,308	06/07/24	6,594
MSCI	GBP	123,000	USD	156,086	06/07/24	2,363
MSCI	MYR	736,000	USD	156,015	06/07/24	1,456
MSCI	USD	156,466	AUD	240,000	06/07/24	(825)
MSCI	USD	156,167	SEK	1,616,000	06/07/24	(9,300)
MSCI	USD	154,871	ZAR	2,966,000	06/07/24	2,272
MSCI	AUD	237,000	USD	157,294	06/14/24	3,568
MSCI	CHF	274,000	USD	315,762	06/14/24	16,282
MSCI	KRW	205,144,000	USD	151,975	06/14/24	3,222
MSCI	USD	157,242	AUD	237,000	06/14/24	(3,517)
MSCI	USD	153,344	IDR	2,439,783,000	06/14/24	(3,451)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2024 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
MSCI	USD	157,407	KRW	205,144,000	06/14/24	$(8,655)
MSCI	USD	154,766	MYR	732,000	06/14/24	(978)
MSCI	USD	157,178	SEK	1,596,000	06/14/24	(12,082)
MSCI	ZAR	2,907,000	USD	156,532	06/14/24	2,601
MSCI	EUR	145,000	USD	157,859	06/21/24	2,800
MSCI	IDR	2,472,075,000	USD	152,058	06/21/24	210
MSCI	NOK	1,683,000	USD	153,419	06/21/24	1,725
MSCI	USD	154,912	AUD	241,000	06/21/24	1,439
MSCI	USD	155,626	BRL	791,000	06/21/24	(4,006)
MSCI	USD	155,781	MYR	745,000	06/21/24	808
MSCI	USD	157,849	NOK	1,683,000	06/21/24	(6,154)
MSCI	SEK	1,647,000	USD	150,979	06/24/24	1,176
MSCI	USD	157,945	SEK	1,647,000	06/24/24	(8,142)
MSCI	ZAR	2,990,000	USD	156,232	06/24/24	(1,966)
MSCI	USD	152,916	NZD	259,000	06/27/24	(301)
MSCI	AUD	238,000	USD	156,487	06/28/24	2,051
MSCI	CHF	282,000	USD	316,192	06/28/24	7,476
MSCI	IDR	2,467,832,000	USD	151,798	06/28/24	242
MSCI	MYR	738,000	USD	156,939	06/28/24	1,751
MSCI	USD	153,642	AUD	238,000	06/28/24	794
MSCI	USD	154,775	BRL	777,000	06/28/24	(5,957)
MSCI	USD	311,556	CHF	282,000	06/28/24	(2,840)
MSCI	ZAR	2,957,000	USD	152,888	06/28/24	(3,513)
MSCI	AUD	241,000	USD	157,234	07/05/24	820
MSCI	NOK	1,701,000	USD	154,695	07/05/24	1,325
MSCI	SGD	212,000	USD	157,432	07/05/24	1,668
MSCI	USD	157,755	AUD	241,000	07/05/24	(1,341)
MSCI	USD	315,124	CHF	285,000	07/05/24	(2,874)
MSCI	AUD	237,000	USD	157,355	07/11/24	3,512
MSCI	USD	155,745	ZAR	2,899,000	07/11/24	(2,571)
MSCI	MYR	745,000	USD	157,761	07/15/24	931
MSCI	AUD	243,000	USD	156,321	07/18/24	(1,447)
MSCI	CHF	16,000	USD	17,789	07/18/24	233
MSCI	DKK	628,800	USD	90,860	07/18/24	516
MSCI	GBP	1,107,547	USD	1,389,456	07/18/24	4,935
MSCI	JPY	666,642,169	CHF	3,883,119	07/18/24	(15,648)
MSCI	SEK	661,700	USD	61,177	07/18/24	922
MSCI	SGD	213,000	USD	156,798	07/18/24	204
MSCI	USD	2,779	CHF	2,500	07/18/24	(36)
MSCI	USD	2,674	DKK	18,600	07/18/24	(2)
MSCI	USD	29,046	EUR	27,100	07/18/24	(30)
MSCI	USD	4,021	GBP	3,200	07/18/24	(21)
MSCI	USD	173,675	NOK	1,904,300	07/18/24	(1,919)
MSCI	USD	154,811	ZAR	2,969,000	07/18/24	1,975
MSCI	CHF	282,000	USD	312,538	07/25/24	2,862
MSCI	KRW	213,684,000	USD	155,740	07/25/24	442
MSCI	USD	153,539	ZAR	2,976,000	07/25/24	3,529
MSCI	AUD	240,000	USD	155,059	07/26/24	(796)
MSCI	NZD	262,000	USD	154,689	07/26/24	305

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2024 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
MSCI	CHF	282,000	USD	312,928	08/05/24	$2,856
MSCI	TWD	5,031,000	USD	155,044	08/05/24	(1,135)
MSCI	USD	154,900	NOK	1,702,000	08/05/24	(1,325)
MSCI	PLN	622,000	USD	154,274	08/06/24	1,100
SG	AUD	237,000	USD	156,757	05/01/24	3,229
SG	USD	156,403	NOK	1,670,000	05/08/24	(6,048)
SG	AUD	241,000	USD	157,671	05/15/24	1,490
SG	EUR	146,000	USD	157,994	05/15/24	2,109
SG	IDR	2,460,040,000	USD	158,518	05/16/24	7,263
SG	IDR	2,453,557,000	USD	153,520	06/07/24	2,751
SG	USD	155,249	BRL	795,000	07/05/24	(3,099)
Net unrealized appreciation (depreciation)						$(33,874)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$110,281,010	$26,290,777	$—	$136,571,787
Preferred stocks	—	597,669	—	597,669
Exchange traded funds	4,634,894	—	—	4,634,894
Investment companies	37,160,721	—	—	37,160,721
Warrant	—	—	—	—
Corporate bonds	—	35,127,748	—	35,127,748
Short-term investments	—	107,495,722	—	107,495,722
Equity and foreign exchange options purchased	1,128,577	—	—	1,128,577
Futures contracts	158,603	8,879	—	167,482
Swap agreements	—	1,703,296	—	1,703,296
Forward foreign currency contracts	—	765,126	—	765,126
Total	$153,363,805	$171,989,217	$—	$325,353,022
Liabilities
Investments sold short
Common stocks	$(67,738,089)	$(9,399,847)	$—	$(77,137,936)
Preferred stocks	—	(66,586)	—	(66,586)
Exchange traded funds	(15,687,322)	—	—	(15,687,322)
Corporate bonds	—	(90,903)	—	(90,903)
Equity options written	(560,551)	—	—	(560,551)
Futures contracts	(119,811)	(134,774)	—	(254,585)
Swap agreements	—	(2,205,930)	—	(2,205,930)
Forward foreign currency contracts	—	(799,000)	—	(799,000)
Total	$(84,105,773)	$(12,697,040)	$—	$(96,802,813)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2024 (unaudited)

At April 30, 2024, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $2,828,461, represented 0.8% of the Portfolios net assets at period end.
3	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
4	In U.S. dollars unless otherwise indicated.
5	Bond interest in default.
6	Rates shown reflect yield at April 30, 2024.
7	Payments made or received are based on the notional amount.

PACE Select Advisors Trust

Glossary of terms used in the Portfolio of investments
April 30, 2024

Portfolio acronyms:

ABS	Asset-backed Security	IO	Interest Only
ADR	American Depositary Receipt	JSC	Joint Stock Company
AGM	Assured Guaranty Municipal	LIBOR	London Interbank Offered Rate
AID	Anticipation Certificates of Indebtedness	MGIC	Mortgage Guaranty Insurance Corporation
AMBAC	American Municipal Bond Assurance Corporation	MTA	Monthly Treasury Average Index
AMT	Alternative Minimum Tax	NVDR	Non-Voting Depository Receipt
ARM	Adjustable Rate Mortgage	OAT	Obligation Assimilables du Trésor (French Government Bonds)
BAM	Build Americal Mutual	OBFR	Overnight Bank Funding Rate
BBSW	Bank Bill Swap Rate	OTC	Over The Counter
BOBL	Bundesobligationen	PJSC	Private Joint Stock Company
CDO	Collateralized Debt Obligation	PO	Principal Only
CJSC	Closed Joint Stock Company	PSF	Permanent School Fund
CLO	Collateralized Loan Obligation	RASC	Retirement Administration Service Center
CMT	Constant Maturity Treasury Index	RBA IOCR	RBA Interbank Overnight Cash Rate
COFI	Cost of Funds Index	REIT	Real Estate Investment Trust
COP	Certificate of Participation	REMIC	Real Estate Mortgage Investment Conduit
CPI	Consumer Price Index	RPI	Retail Price Index
DAC	Designated Activity Company	SBA	Small Business Administration
DIP	Debtor-in-possession	SIFMA	Municipal Swap Index Yield
ETF	Exchange Traded Fund	SOFR	Secured Overnight Financing Rate
EURIBOR	Euro Interbank Offered Rate	SONIA	Sterling Overnight Index Average
FHA	Federal Housing Administration	SPDR	Standard and Poor's Depository Receipts
FHLB	Federal Home Loan Bank	STRIP	Separate Trading of Registered Interest and Principal of Securities
FHLMC	Federal Home Loan Mortgage Corporation	TBA	To-Be-Announced Security
FNMA	Federal National Mortgage Association	TIPS	Treasury inflation protected securities
FRN	Floating Rate Note	UMBS	Uniform Mortgage-Backed Securities
GDR	Global Depositary Receipt	VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
GO	General Obligation
GSAMP	Goldman Sachs Asset Mortgage Passthrough
GTD	Guaranteed

Currency type abbreviations:

ARS	Argentine Peso	JPY	Japanese Yen
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi Offshore	PEN	Peruvian Sol
CNY	Chinese Yuan Renminbi	PHP	Philippine Peso
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Koruna	RON	Romanian Leu
DKK	Danish Krone	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	Great Britain Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish Lira
IDR	Indonesian Rupiah	TWD	Taiwan Dollar
ILS	Israeli Shekel	USD	United States Dollar
INR	Indian Rupee	ZAR	South African Rand

Counterparty acronyms:

ANZ	Australia and New Zealand Banking Group	JPMCB	JPMorgan Chase Bank
BB	Barclays Bank PLC	MSCI	Morgan Stanley & Co. International PLC
BNP	BNP Paribas	NAT	National Westminster
BOA	Bank of America	RBC	Royal Bank of Canada
CIBC	Canadian Imperial Bank of Commerce	RBS	Royal Bank of Scotland PLC
CITI	Citibank NA	SCB	Standard Chartered Bank
CSI	Credit Suisse International	SG	Societe Generale
DB	Deutsche Bank AG	SSC	State Street Bank and Trust Co.
GS	Goldman Sachs	TD	Toronto-Dominion Bank
GSI	Goldman Sachs International	WBC	Westpac Banking Corp.
HSBC	HSBC Bank PLC

See accompanying notes to financial statements.

PACE Select Advisors Trust

Valuation of investments

Each Portfolio generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Portfolios do not price their shares, on most national holidays and Good Friday. To the extent that a Portfolio’s assets are traded in other markets on days when the NYSE is not open, the value of a Portfolio’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Portfolio’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Portfolio calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Portfolio calculates its net asset value based on the current market value, where available, for its portfolio investments. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Board. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Portfolios invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Portfolio’s net asset value. However, if any of the Portfolios determine that such developments are so significant that they will materially affect the value of the Portfolio’s investments, the Portfolio may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Portfolios may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, Fair value measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps are valued using prices from the counterparty clearing houses.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Portfolio’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio’s own assumptions in determining the fair value of investments. A fair value hierarchy table has been included near the end of each Portfolio’s portfolio of investments.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s semi-annual report to shareholders dated January 31, 2024.